UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22153

Dunham Funds
(Exact name of registrant as specified in charter)

6256 Greenwich Dr. Ste. 550, San Diego, CA	92122
(Address of principal executive offices)	(Zip code)

Timothy Burdick
Ultimus Fund Solutions LLC., 4221 N 203rd St., Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Dunham Corporate/Government Bond Fund

Class A (DACGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the first half of the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to non-agency residential mortgage-backed securities positively impacted relative performance from an allocation perspective. The largest detractor was the large underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

The Sub-Adviser’s strong security selection positively contributed to relative Fund performance over the first half of the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate bonds and bank loans. Additionally, strong security selection within asset-backed securities and US Treasuries benefited the Fund’s performance during the first half of the fiscal year.

Overall, the Fund’s duration exposure had a relatively muted impact on performance throughout the first six months of the fiscal year. A negative impact from longer duration US Treasuries was offset by the Fund's exposure to less interest rate sensitive securities, as yields broadly increased over the first half of the fiscal year. The Fund’s exposure to high-yield corporate bonds, asset-backed securities, and bank loans helped outweigh the negative impacts of longer-dated US Treasuries.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Corporate/Government Bond Fund - Class A
Dunham Corporate/Government Bond Fund - Class A- with load
Bloomberg U.S. Aggregate Bond Index
Morningstar Intermediate Core Plus Bond Category
$16,000
$12,000
$8,000
$12,350
$11,803
$11,751
$11,221
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Corporate/Government Bond Fund - Class A	Dunham Corporate/Government Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Apr-2016	$10,000	$9,549	$10,000	$10,000
Apr-2017	$10,210	$9,750	$10,083	$10,258
Apr-2018	$10,110	$9,654	$10,051	$10,284
Apr-2019	$10,497	$10,024	$10,582	$10,792
Apr-2020	$11,067	$10,568	$11,730	$11,512
Apr-2021	$11,581	$11,059	$11,698	$12,047
Apr-2022	$10,768	$10,283	$10,703	$11,063
Apr-2023	$10,545	$10,070	$10,657	$10,939
Apr-2024	$10,580	$10,103	$10,500	$10,925
Apr-2025	$11,265	$10,757	$11,343	$11,797
Apr-2026	$11,751	$11,221	$11,803	$12,350

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	0.48%	4.31%	0.29%	1.63%
Class A With Load	-4.06%	-0.40%	-0.63%	1.16%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core Plus Bond Category	0.69%	4.69%	0.50%	2.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$337,873,778
Number of Portfolio Holdings	701
Total Advisory Fee	$1,235,791
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	23.5%
Collateral for Securities Loaned	1.5%
Corporate Bonds	33.2%
Money Market Funds	4.4%
Non U.S. Government & Agencies	2.9%
Term Loans	4.1%
U.S. Government & Agencies	30.4%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.2%
CLO	0.2%
Real Estate	0.2%
Mbs Passthrough	0.8%
Consumer Staples	1.3%
Collateral for Securities Loaned	1.5%
Materials	1.6%
Communications	2.3%
Consumer Discretionary	2.4%
Utilities	2.7%
Technology	2.8%
Sovereign	2.9%
Industrials	3.7%
Health Care	3.7%
Energy	4.3%
Money Market Funds	4.5%
CMBS	5.0%
CMO	7.9%
ABS	10.5%
Financials	12.7%
MBS Passthrough	13.7%
U.S. Treasury Obligations	16.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.2%
Freddie Mac Pool, 5.000%, 01/01/55	2.0%
United States Treasury Note, 4.625%, 02/15/55	1.7%
United States Treasury Note, 4.625%, 05/15/54	1.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.5%
United States Treasury Note, 4.250%, 05/15/35	1.5%
United States Treasury Note, 4.250%, 02/15/54	1.3%
United States Treasury Note, 4.000%, 11/15/52	1.0%
Fannie Mae Pool, 4.000%, 03/01/55	1.0%
United States Treasury Note, 4.000%, 07/31/29	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Corporate/Government Bond Fund - Class A (DACGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DACGX

Dunham Corporate/Government Bond Fund

Class C (DCCGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the first half of the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to non-agency residential mortgage-backed securities positively impacted relative performance from an allocation perspective. The largest detractor was the large underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

The Sub-Adviser’s strong security selection positively contributed to relative Fund performance over the first half of the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate bonds and bank loans. Additionally, strong security selection within asset-backed securities and US Treasuries benefited the Fund’s performance during the first half of the fiscal year.

Overall, the Fund’s duration exposure had a relatively muted impact on performance throughout the first six months of the fiscal year. A negative impact from longer duration US Treasuries was offset by the Fund's exposure to less interest rate sensitive securities, as yields broadly increased over the first half of the fiscal year. The Fund’s exposure to high-yield corporate bonds, asset-backed securities, and bank loans helped outweigh the negative impacts of longer-dated US Treasuries.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Corporate/Government Bond Fund - Class C
Bloomberg U.S. Aggregate Bond Index
Morningstar Intermediate Core Plus Bond Category
$16,000
$12,000
$8,000
$12,350
$11,803
$11,169
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Corporate/Government Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,147	$10,083	$10,258
Apr-2018	$10,005	$10,051	$10,284
Apr-2019	$10,338	$10,582	$10,792
Apr-2020	$10,844	$11,730	$11,512
Apr-2021	$11,285	$11,698	$12,047
Apr-2022	$10,443	$10,703	$11,063
Apr-2023	$10,181	$10,657	$10,939
Apr-2024	$10,165	$10,500	$10,925
Apr-2025	$10,766	$11,343	$11,797
Apr-2026	$11,169	$11,803	$12,350

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	0.23%	3.74%	-0.21%	1.11%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core Plus Bond Category	0.69%	4.69%	0.50%	2.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$337,873,778
Number of Portfolio Holdings	701
Total Advisory Fee	$1,235,791
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	23.5%
Collateral for Securities Loaned	1.5%
Corporate Bonds	33.2%
Money Market Funds	4.4%
Non U.S. Government & Agencies	2.9%
Term Loans	4.1%
U.S. Government & Agencies	30.4%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.2%
CLO	0.2%
Real Estate	0.2%
Mbs Passthrough	0.8%
Consumer Staples	1.3%
Collateral for Securities Loaned	1.5%
Materials	1.6%
Communications	2.3%
Consumer Discretionary	2.4%
Utilities	2.7%
Technology	2.8%
Sovereign	2.9%
Industrials	3.7%
Health Care	3.7%
Energy	4.3%
Money Market Funds	4.5%
CMBS	5.0%
CMO	7.9%
ABS	10.5%
Financials	12.7%
MBS Passthrough	13.7%
U.S. Treasury Obligations	16.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.2%
Freddie Mac Pool, 5.000%, 01/01/55	2.0%
United States Treasury Note, 4.625%, 02/15/55	1.7%
United States Treasury Note, 4.625%, 05/15/54	1.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.5%
United States Treasury Note, 4.250%, 05/15/35	1.5%
United States Treasury Note, 4.250%, 02/15/54	1.3%
United States Treasury Note, 4.000%, 11/15/52	1.0%
Fannie Mae Pool, 4.000%, 03/01/55	1.0%
United States Treasury Note, 4.000%, 07/31/29	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Corporate/Government Bond Fund - Class C (DCCGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCCGX

Dunham Corporate/Government Bond Fund

Class N (DNCGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the first half of the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to non-agency residential mortgage-backed securities positively impacted relative performance from an allocation perspective. The largest detractor was the large underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

The Sub-Adviser’s strong security selection positively contributed to relative Fund performance over the first half of the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate bonds and bank loans. Additionally, strong security selection within asset-backed securities and US Treasuries benefited the Fund’s performance during the first half of the fiscal year.

Overall, the Fund’s duration exposure had a relatively muted impact on performance throughout the first six months of the fiscal year. A negative impact from longer duration US Treasuries was offset by the Fund's exposure to less interest rate sensitive securities, as yields broadly increased over the first half of the fiscal year. The Fund’s exposure to high-yield corporate bonds, asset-backed securities, and bank loans helped outweigh the negative impacts of longer-dated US Treasuries.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Corporate/Government Bond Fund - Class N
Bloomberg U.S. Aggregate Bond Index
Morningstar Intermediate Core Plus Bond Category
$124,000
$116,000
$108,000
$100,000
$123,497
$120,430
$118,027
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Corporate/Government Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$102,278	$100,829	$102,578
Apr-2018	$101,600	$100,507	$102,842
Apr-2019	$105,740	$105,824	$107,921
Apr-2020	$111,750	$117,297	$115,116
Apr-2021	$117,144	$116,984	$120,471
Apr-2022	$109,200	$107,026	$110,625
Apr-2023	$107,277	$106,569	$109,389
Apr-2024	$107,901	$105,004	$109,252
Apr-2025	$115,170	$113,426	$117,973
Apr-2026	$120,430	$118,027	$123,497

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	0.61%	4.57%	0.55%	1.88%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core Plus Bond Category	0.69%	4.69%	0.50%	2.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$337,873,778
Number of Portfolio Holdings	701
Total Advisory Fee	$1,235,791
Portfolio Turnover	10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	23.5%
Collateral for Securities Loaned	1.5%
Corporate Bonds	33.2%
Money Market Funds	4.4%
Non U.S. Government & Agencies	2.9%
Term Loans	4.1%
U.S. Government & Agencies	30.4%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.2%
CLO	0.2%
Real Estate	0.2%
Mbs Passthrough	0.8%
Consumer Staples	1.3%
Collateral for Securities Loaned	1.5%
Materials	1.6%
Communications	2.3%
Consumer Discretionary	2.4%
Utilities	2.7%
Technology	2.8%
Sovereign	2.9%
Industrials	3.7%
Health Care	3.7%
Energy	4.3%
Money Market Funds	4.5%
CMBS	5.0%
CMO	7.9%
ABS	10.5%
Financials	12.7%
MBS Passthrough	13.7%
U.S. Treasury Obligations	16.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.2%
Freddie Mac Pool, 5.000%, 01/01/55	2.0%
United States Treasury Note, 4.625%, 02/15/55	1.7%
United States Treasury Note, 4.625%, 05/15/54	1.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.5%
United States Treasury Note, 4.250%, 05/15/35	1.5%
United States Treasury Note, 4.250%, 02/15/54	1.3%
United States Treasury Note, 4.000%, 11/15/52	1.0%
Fannie Mae Pool, 4.000%, 03/01/55	1.0%
United States Treasury Note, 4.000%, 07/31/29	1.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Corporate/Government Bond Fund - Class N (DNCGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNCGX

Dunham Dynamic Macro Fund

Class A (DAAVX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

As markets generally rallied to end the six-month period ended April 2026, the overall lower equity exposure broadly detracted from relative performance. The Sub-Adviser continued to adjust the equity exposure, and shifted the exposure to be slightly negative in the latter months of the fiscal quarter. As markets rallied, this negative exposure generally declined and detracted from overall performance.

The Fund’s exposure to bonds and interest rate sensitivity broadly detracted from overall performance as the path of interest rates became more difficult for markets to anticipate. The Fund had a higher interest rate sensitivity coming into the fiscal year, and the Sub-Adviser’s signals resulted in a larger shift into duration, but as uncertainty regarding central banks cutting rates increased, the Sub-Adviser significantly reduced the overall duration exposure. This mitigated some of the adverse effects of interest rate increases in the latter weeks of the six-month period.

The Fund’s exposure to commodities generally contributed to overall performance. The Fund began the fiscal year with an approximate 12 percent exposure to commodities. The Sub-Adviser increased the exposure through the six-month period, ending close to 23 percent exposure. This broadly benefited the Fund, as higher inflation and surging oil prices became a larger concern for investors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class A
Dunham Dynamic Macro Fund - Class A- with load
MSCI ACWI Index
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$32,000
$24,000
$16,000
$8,000
$31,770
$25,347
$18,503
$15,038
$14,167
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Dynamic Macro Fund - Class A	Dunham Dynamic Macro Fund - Class A- with load	MSCI ACWI Index	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Apr-2016	$10,000	$9,421	$10,000	$10,000	$10,000
Apr-2017	$10,275	$9,681	$11,513	$11,373	$10,827
Apr-2018	$10,392	$9,790	$13,144	$12,683	$11,501
Apr-2019	$10,643	$10,027	$13,810	$13,399	$11,751
Apr-2020	$10,102	$9,517	$13,125	$12,707	$11,167
Apr-2021	$11,572	$10,902	$19,129	$17,856	$14,410
Apr-2022	$11,072	$10,431	$18,088	$16,634	$13,668
Apr-2023	$11,039	$10,400	$18,461	$16,707	$13,286
Apr-2024	$13,250	$12,483	$21,685	$18,671	$14,529
Apr-2025	$14,114	$13,297	$24,252	$20,422	$15,223
Apr-2026	$15,038	$14,167	$31,770	$25,347	$18,503

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	3.95%	6.54%	5.38%	4.16%
Class A With Load	-1.99%	0.38%	4.14%	3.54%
Dow Jones Moderately Aggressive Portfolio Index	7.57%	24.12%	7.26%	9.75%
Morningstar Tactical Allocation Category	6.41%	21.54%	5.13%	6.35%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$98,328,814
Number of Portfolio Holdings	42
Total Advisory Fee	$442,939
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	14.5%
Exchange-Traded Funds	29.8%
Money Market Funds	17.2%
Non U.S. Government & Agencies	4.3%
U.S. Government & Agencies	34.2%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.2%
Supranational	1.5%
Health Care	1.8%
Government Guaranteed	2.0%
Financials	2.1%
Consumer Discretionary	3.0%
Local Authority	4.4%
Technology	5.1%
Collateral for Securities Loaned	6.8%
Equity	8.3%
Money Market Funds	11.2%
Commodity	23.0%
U.S. Treasury Obligations	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Bloomberg Roll Select Commodity Strategy ETF	11.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.3%
United States Treasury Note, 1.625%, 05/15/26	4.1%
Invesco Nasdaq 100 ETF	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.5%
United States Treasury Note, 1.125%, 10/31/26	3.5%
State Street SPDR S&P 500 ETF Trust	3.3%
Province of British Columbia Canada, 2.250%, 06/02/26	3.0%
United States Treasury Note, 0.625%, 07/31/26	3.0%
Amazon.com, Inc., 3.150%, 08/22/27	3.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Dynamic Macro Fund - Class A (DAAVX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAAVX

Dunham Dynamic Macro Fund

Class C (DCAVX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

As markets generally rallied to end the six-month period ended April 2026, the overall lower equity exposure broadly detracted from relative performance. The Sub-Adviser continued to adjust the equity exposure, and shifted the exposure to be slightly negative in the latter months of the fiscal quarter. As markets rallied, this negative exposure generally declined and detracted from overall performance.

The Fund’s exposure to bonds and interest rate sensitivity broadly detracted from overall performance as the path of interest rates became more difficult for markets to anticipate. The Fund had a higher interest rate sensitivity coming into the fiscal year, and the Sub-Adviser’s signals resulted in a larger shift into duration, but as uncertainty regarding central banks cutting rates increased, the Sub-Adviser significantly reduced the overall duration exposure. This mitigated some of the adverse effects of interest rate increases in the latter weeks of the six-month period.

The Fund’s exposure to commodities generally contributed to overall performance. The Fund began the fiscal year with an approximate 12 percent exposure to commodities. The Sub-Adviser increased the exposure through the six-month period, ending close to 23 percent exposure. This broadly benefited the Fund, as higher inflation and surging oil prices became a larger concern for investors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class C
MSCI ACWI Index
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$32,000
$24,000
$16,000
$8,000
$31,770
$25,347
$18,503
$13,938
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Dynamic Macro Fund - Class C	MSCI ACWI Index	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,196	$11,513	$11,373	$10,827
Apr-2018	$10,229	$13,144	$12,683	$11,501
Apr-2019	$10,401	$13,810	$13,399	$11,751
Apr-2020	$9,793	$13,125	$12,707	$11,167
Apr-2021	$11,140	$19,129	$17,856	$14,410
Apr-2022	$10,577	$18,088	$16,634	$13,668
Apr-2023	$10,467	$18,461	$16,707	$13,286
Apr-2024	$12,465	$21,685	$18,671	$14,529
Apr-2025	$13,177	$24,252	$20,422	$15,223
Apr-2026	$13,938	$31,770	$25,347	$18,503

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	3.63%	5.78%	4.58%	3.38%
Dow Jones Moderately Aggressive Portfolio Index	7.57%	24.12%	7.26%	9.75%
Morningstar Tactical Allocation Category	6.41%	21.54%	5.13%	6.35%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$98,328,814
Number of Portfolio Holdings	42
Total Advisory Fee	$442,939
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	14.5%
Exchange-Traded Funds	29.8%
Money Market Funds	17.2%
Non U.S. Government & Agencies	4.3%
U.S. Government & Agencies	34.2%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.2%
Supranational	1.5%
Health Care	1.8%
Government Guaranteed	2.0%
Financials	2.1%
Consumer Discretionary	3.0%
Local Authority	4.4%
Technology	5.1%
Collateral for Securities Loaned	6.8%
Equity	8.3%
Money Market Funds	11.2%
Commodity	23.0%
U.S. Treasury Obligations	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Bloomberg Roll Select Commodity Strategy ETF	11.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.3%
United States Treasury Note, 1.625%, 05/15/26	4.1%
Invesco Nasdaq 100 ETF	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.5%
United States Treasury Note, 1.125%, 10/31/26	3.5%
State Street SPDR S&P 500 ETF Trust	3.3%
Province of British Columbia Canada, 2.250%, 06/02/26	3.0%
United States Treasury Note, 0.625%, 07/31/26	3.0%
Amazon.com, Inc., 3.150%, 08/22/27	3.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Dynamic Macro Fund - Class C (DCAVX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCAVX

Dunham Dynamic Macro Fund

Class N (DNAVX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

As markets generally rallied to end the six-month period ended April 2026, the overall lower equity exposure broadly detracted from relative performance. The Sub-Adviser continued to adjust the equity exposure, and shifted the exposure to be slightly negative in the latter months of the fiscal quarter. As markets rallied, this negative exposure generally declined and detracted from overall performance.

The Fund’s exposure to bonds and interest rate sensitivity broadly detracted from overall performance as the path of interest rates became more difficult for markets to anticipate. The Fund had a higher interest rate sensitivity coming into the fiscal year, and the Sub-Adviser’s signals resulted in a larger shift into duration, but as uncertainty regarding central banks cutting rates increased, the Sub-Adviser significantly reduced the overall duration exposure. This mitigated some of the adverse effects of interest rate increases in the latter weeks of the six-month period.

The Fund’s exposure to commodities generally contributed to overall performance. The Fund began the fiscal year with an approximate 12 percent exposure to commodities. The Sub-Adviser increased the exposure through the six-month period, ending close to 23 percent exposure. This broadly benefited the Fund, as higher inflation and surging oil prices became a larger concern for investors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Dynamic Macro Fund - Class N
MSCI ACWI Index
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$320,000
$276,000
$232,000
$188,000
$144,000
$100,000
$317,697
$253,472
$185,026
$154,262
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Dynamic Macro Fund - Class N	MSCI ACWI Index	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$103,069	$115,134	$113,727	$108,271
Apr-2018	$104,444	$131,443	$126,829	$115,014
Apr-2019	$107,313	$138,097	$133,987	$117,508
Apr-2020	$102,001	$131,251	$127,074	$111,674
Apr-2021	$117,187	$191,290	$178,561	$144,101
Apr-2022	$112,491	$180,882	$166,343	$136,675
Apr-2023	$112,382	$184,610	$167,073	$132,858
Apr-2024	$135,295	$216,848	$186,707	$145,293
Apr-2025	$144,442	$242,524	$204,220	$152,231
Apr-2026	$154,262	$317,697	$253,472	$185,026

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	4.16%	6.80%	5.65%	4.43%
Dow Jones Moderately Aggressive Portfolio Index	7.57%	24.12%	7.26%	9.75%
Morningstar Tactical Allocation Category	6.41%	21.54%	5.13%	6.35%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$98,328,814
Number of Portfolio Holdings	42
Total Advisory Fee	$442,939
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	14.5%
Exchange-Traded Funds	29.8%
Money Market Funds	17.2%
Non U.S. Government & Agencies	4.3%
U.S. Government & Agencies	34.2%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.2%
Supranational	1.5%
Health Care	1.8%
Government Guaranteed	2.0%
Financials	2.1%
Consumer Discretionary	3.0%
Local Authority	4.4%
Technology	5.1%
Collateral for Securities Loaned	6.8%
Equity	8.3%
Money Market Funds	11.2%
Commodity	23.0%
U.S. Treasury Obligations	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Bloomberg Roll Select Commodity Strategy ETF	11.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.3%
United States Treasury Note, 1.625%, 05/15/26	4.1%
Invesco Nasdaq 100 ETF	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.5%
United States Treasury Note, 1.125%, 10/31/26	3.5%
State Street SPDR S&P 500 ETF Trust	3.3%
Province of British Columbia Canada, 2.250%, 06/02/26	3.0%
United States Treasury Note, 0.625%, 07/31/26	3.0%
Amazon.com, Inc., 3.150%, 08/22/27	3.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Dynamic Macro Fund - Class N (DNAVX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNAVX

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Emerging markets outperformed both US markets and foreign developed markets over the first half of the fiscal year. Over the six-month period ending April 30, 2026, emerging markets stocks, as measured by the MSCI Emerging Markets Index Net, rallied 15.1 percent, outperforming developed equities, as measured by the MSCI EAFE Index Net, as they rose 10 percent. Still, both foreign indexes handily outperformed US equities, as measured by the S&P 500 Index, as it added 6 percent.

Security selection contributed to Fund performance over the first half of the fiscal year. The Fund experienced positive contributions from stock selection within Taiwan and South Korea. These positive results offset poor stock selection in China and India.

Country allocation also aided positive performance over the first half of the fiscal year. The negative impact from allocation in Thailand, Hong Kong, and frontier markets was outweighed by the exposure to China, Indonesia, and South Korea.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class A
Dunham Emerging Markets Stock Fund - Class A- with load
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$24,175
$23,888
$22,977
$21,284
$20,055
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Emerging Markets Stock Fund - Class A	Dunham Emerging Markets Stock Fund - Class A- with load	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Apr-2016	$10,000	$9,423	$10,000	$10,000	$10,000
Apr-2017	$11,740	$11,062	$11,913	$11,259	$11,757
Apr-2018	$13,809	$13,011	$14,500	$13,050	$13,882
Apr-2019	$12,507	$11,785	$13,769	$12,629	$13,046
Apr-2020	$11,372	$10,715	$12,117	$11,175	$11,336
Apr-2021	$17,411	$16,406	$18,019	$15,978	$17,140
Apr-2022	$13,125	$12,367	$14,716	$14,330	$13,888
Apr-2023	$12,119	$11,419	$13,758	$14,767	$13,401
Apr-2024	$13,101	$12,345	$15,117	$16,144	$14,756
Apr-2025	$13,792	$12,996	$16,481	$18,069	$15,729
Apr-2026	$21,284	$20,055	$24,175	$23,888	$22,977

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	22.05%	54.32%	4.10%	7.85%
Class A With Load	15.05%	45.44%	2.87%	7.21%
Morningstar Diversified Emerging Markets Category	16.82%	46.09%	6.04%	8.68%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%
MSCI Emerging Markets Index	15.13%	46.68%	6.05%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$136,679,272
Number of Portfolio Holdings	78
Total Advisory Fee	$789,551
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.7%
Collateral for Securities Loaned	3.9%
Common Stocks	93.5%
Money Market Funds	0.2%
Preferred Stocks	1.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	0.2%
Mixed Allocation	0.7%
Utilities	1.1%
Consumer Staples	1.2%
Health Care	2.1%
Real Estate	2.5%
Materials	3.2%
Collateral for Securities Loaned	4.1%
Energy	5.8%
Communications	6.8%
Consumer Discretionary	7.4%
Industrials	8.8%
Financials	19.9%
Technology	39.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	6.6%
SK Hynix, Inc.	4.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Accton Technology Corporation	2.4%
Asia Vital Components Co., Ltd.	2.1%
Vista Energy S.A.B. de C.V. - ADR	2.1%
ASE Technology Holding Company Ltd.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Emerging Markets Stock Fund - Class A (DAEMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAEMX

Dunham Emerging Markets Stock Fund

Class C (DCEMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Emerging markets outperformed both US markets and foreign developed markets over the first half of the fiscal year. Over the six-month period ending April 30, 2026, emerging markets stocks, as measured by the MSCI Emerging Markets Index Net, rallied 15.1 percent, outperforming developed equities, as measured by the MSCI EAFE Index Net, as they rose 10 percent. Still, both foreign indexes handily outperformed US equities, as measured by the S&P 500 Index, as it added 6 percent.

Security selection contributed to Fund performance over the first half of the fiscal year. The Fund experienced positive contributions from stock selection within Taiwan and South Korea. These positive results offset poor stock selection in China and India.

Country allocation also aided positive performance over the first half of the fiscal year. The negative impact from allocation in Thailand, Hong Kong, and frontier markets was outweighed by the exposure to China, Indonesia, and South Korea.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class C
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$24,175
$23,888
$22,977
$19,743
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Emerging Markets Stock Fund - Class C	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$11,661	$11,913	$11,259	$11,757
Apr-2018	$13,612	$14,500	$13,050	$13,882
Apr-2019	$12,223	$13,769	$12,629	$13,046
Apr-2020	$11,043	$12,117	$11,175	$11,336
Apr-2021	$16,778	$18,019	$15,978	$17,140
Apr-2022	$12,547	$14,716	$14,330	$13,888
Apr-2023	$11,505	$13,758	$14,767	$13,401
Apr-2024	$12,337	$15,117	$16,144	$14,756
Apr-2025	$12,889	$16,481	$18,069	$15,729
Apr-2026	$19,743	$24,175	$23,888	$22,977

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	21.69%	53.17%	3.31%	7.04%
Morningstar Diversified Emerging Markets Category	16.82%	46.09%	6.04%	8.68%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%
MSCI Emerging Markets Index	15.13%	46.68%	6.05%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$136,679,272
Number of Portfolio Holdings	78
Total Advisory Fee	$789,551
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.7%
Collateral for Securities Loaned	3.9%
Common Stocks	93.5%
Money Market Funds	0.2%
Preferred Stocks	1.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	0.2%
Mixed Allocation	0.7%
Utilities	1.1%
Consumer Staples	1.2%
Health Care	2.1%
Real Estate	2.5%
Materials	3.2%
Collateral for Securities Loaned	4.1%
Energy	5.8%
Communications	6.8%
Consumer Discretionary	7.4%
Industrials	8.8%
Financials	19.9%
Technology	39.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	6.6%
SK Hynix, Inc.	4.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Accton Technology Corporation	2.4%
Asia Vital Components Co., Ltd.	2.1%
Vista Energy S.A.B. de C.V. - ADR	2.1%
ASE Technology Holding Company Ltd.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Emerging Markets Stock Fund - Class C (DCEMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCEMX

Dunham Emerging Markets Stock Fund

Class N (DNEMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$82	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Emerging markets outperformed both US markets and foreign developed markets over the first half of the fiscal year. Over the six-month period ending April 30, 2026, emerging markets stocks, as measured by the MSCI Emerging Markets Index Net, rallied 15.1 percent, outperforming developed equities, as measured by the MSCI EAFE Index Net, as they rose 10 percent. Still, both foreign indexes handily outperformed US equities, as measured by the S&P 500 Index, as it added 6 percent.

Security selection contributed to Fund performance over the first half of the fiscal year. The Fund experienced positive contributions from stock selection within Taiwan and South Korea. These positive results offset poor stock selection in China and India.

Country allocation also aided positive performance over the first half of the fiscal year. The negative impact from allocation in Thailand, Hong Kong, and frontier markets was outweighed by the exposure to China, Indonesia, and South Korea.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Emerging Markets Stock Fund - Class N
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$260,000
$228,000
$196,000
$164,000
$132,000
$100,000
$241,753
$238,876
$229,774
$218,249
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Emerging Markets Stock Fund - Class N	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$117,751	$119,132	$112,593	$117,569
Apr-2018	$138,874	$145,000	$130,503	$138,819
Apr-2019	$126,040	$137,691	$126,289	$130,459
Apr-2020	$114,910	$121,167	$111,749	$113,355
Apr-2021	$176,430	$180,191	$159,777	$171,398
Apr-2022	$133,258	$147,162	$143,301	$138,877
Apr-2023	$123,406	$137,578	$147,671	$134,011
Apr-2024	$133,678	$151,172	$161,443	$147,563
Apr-2025	$141,038	$164,812	$180,695	$157,289
Apr-2026	$218,249	$241,753	$238,876	$229,774

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	22.26%	54.74%	4.35%	8.12%
Morningstar Diversified Emerging Markets Category	16.82%	46.09%	6.04%	8.68%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%
MSCI Emerging Markets Index	15.13%	46.68%	6.05%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$136,679,272
Number of Portfolio Holdings	78
Total Advisory Fee	$789,551
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.7%
Collateral for Securities Loaned	3.9%
Common Stocks	93.5%
Money Market Funds	0.2%
Preferred Stocks	1.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	0.2%
Mixed Allocation	0.7%
Utilities	1.1%
Consumer Staples	1.2%
Health Care	2.1%
Real Estate	2.5%
Materials	3.2%
Collateral for Securities Loaned	4.1%
Energy	5.8%
Communications	6.8%
Consumer Discretionary	7.4%
Industrials	8.8%
Financials	19.9%
Technology	39.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	6.6%
SK Hynix, Inc.	4.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Accton Technology Corporation	2.4%
Asia Vital Components Co., Ltd.	2.1%
Vista Energy S.A.B. de C.V. - ADR	2.1%
ASE Technology Holding Company Ltd.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Emerging Markets Stock Fund - Class N (DNEMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNEMX

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund's significant underweight positioning in the software-as-a-service (SaaS) sector strongly contributed to relative Fund performance over the fiscal period, as AI-driven disruption concerns weighed on the sector and contributed to it being among the weakest performing areas of the leveraged loan market. To close the fiscal quarter, the Fund allocated just 8.8 percent to the sector, nearly 20 percent underweight relative to the index.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal period, however idiosyncratic positions, such as a meaningful position in a US manufacturer of branded aftermarket auto parts weighed negatively on Fund performance.

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), had a muted impact on Fund performance over the fiscal quarter. The rally in CLOs within the Fund stalled over the first half of the fiscal year as issuance trended downward across both periods, driven by macro uncertainty, geopolitical risk, and sector-specific concerns, particularly around AI-driven disruption and energy price volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Floating Rate Bond Fund - Class A	Dunham Floating Rate Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Apr-2016	$10,000	$9,552	$10,000	$10,000	$10,000
Apr-2017	$10,529	$10,057	$10,083	$10,697	$10,722
Apr-2018	$10,807	$10,322	$10,051	$11,119	$11,112
Apr-2019	$11,142	$10,643	$10,582	$11,648	$11,490
Apr-2020	$10,278	$9,818	$11,730	$11,177	$10,642
Apr-2021	$11,520	$11,003	$11,698	$12,531	$12,088
Apr-2022	$11,618	$11,097	$10,703	$12,748	$12,262
Apr-2023	$11,887	$11,354	$10,657	$13,228	$12,495
Apr-2024	$13,226	$12,634	$10,500	$14,745	$13,853
Apr-2025	$13,984	$13,357	$11,343	$15,791	$14,614
Apr-2026	$14,859	$14,193	$11,803	$16,840	$15,480

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	1.51%	6.26%	5.22%	4.04%
Class A With Load	-3.03%	1.46%	4.26%	3.56%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Bank Loan Category	1.61%	5.93%	5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index	1.75%	6.65%	6.09%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$224,183,219
Number of Portfolio Holdings	261
Total Advisory Fee	$645,498
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.1%
Corporate Bonds	9.0%
Money Market Funds	8.8%
Right	0.0%
Term Loans	77.1%
Warrant	0.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.8%
Real Estate	1.0%
Collateral for Securities Loaned	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Health Care	4.3%
CLO	5.4%
Energy	6.1%
Money Market Funds	7.7%
Materials	8.6%
Communications	9.0%
Technology	10.2%
Financials	11.9%
Industrials	13.8%
Consumer Discretionary	21.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	7.7%
Mount Vernon Liquid Assets Portfolio	1.7%
BlueMountain CLO XXXIII Ltd., ER	1.5%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.2%
OAK-Eagle Acquireco, Inc.	1.1%
Jane Street Group, LLC	1.0%
BlueMountain CLO XXXII Ltd., ER	1.0%
Neptune Bidco US, Inc.	1.0%
Trio Bidco, Inc.	1.0%
Varsity Brands, Inc.	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

PineBridge Investments LLC (“PineBridge”), the sub-adviser to the Dunham Floating Rate Bond Fund and the Dunham High-Yield Bond Fund, has been acquired by MetLife Investment Management (MIM), the institutional asset management business of MetLife, Inc. (NYSE: MET), effective December 30, 2025. The portfolio management team, investment strategies and sub-advisory fees remain unchanged.

This is a summary of material changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's prospectus available on the Fund's website or by calling 1-800-442-4358.

Dunham Floating Rate Bond Fund - Class A (DAFRX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAFRX

Dunham Floating Rate Bond Fund

Class C (DCFRX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund's significant underweight positioning in the software-as-a-service (SaaS) sector strongly contributed to relative Fund performance over the fiscal period, as AI-driven disruption concerns weighed on the sector and contributed to it being among the weakest performing areas of the leveraged loan market. To close the fiscal quarter, the Fund allocated just 8.8 percent to the sector, nearly 20 percent underweight relative to the index.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal period, however idiosyncratic positions, such as a meaningful position in a US manufacturer of branded aftermarket auto parts weighed negatively on Fund performance.

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), had a muted impact on Fund performance over the fiscal quarter. The rally in CLOs within the Fund stalled over the first half of the fiscal year as issuance trended downward across both periods, driven by macro uncertainty, geopolitical risk, and sector-specific concerns, particularly around AI-driven disruption and energy price volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Floating Rate Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,494	$10,083	$10,697	$10,722
Apr-2018	$10,718	$10,051	$11,119	$11,112
Apr-2019	$10,985	$10,582	$11,648	$11,490
Apr-2020	$10,082	$11,730	$11,177	$10,642
Apr-2021	$11,243	$11,698	$12,531	$12,088
Apr-2022	$11,282	$10,703	$12,748	$12,262
Apr-2023	$11,499	$10,657	$13,228	$12,495
Apr-2024	$12,716	$10,500	$14,745	$13,853
Apr-2025	$13,377	$11,343	$15,791	$14,614
Apr-2026	$14,143	$11,803	$16,840	$15,480

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.14%	5.72%	4.70%	3.53%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Bank Loan Category	1.61%	5.93%	5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index	1.75%	6.65%	6.09%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$224,183,219
Number of Portfolio Holdings	261
Total Advisory Fee	$645,498
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.1%
Corporate Bonds	9.0%
Money Market Funds	8.8%
Right	0.0%
Term Loans	77.1%
Warrant	0.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.8%
Real Estate	1.0%
Collateral for Securities Loaned	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Health Care	4.3%
CLO	5.4%
Energy	6.1%
Money Market Funds	7.7%
Materials	8.6%
Communications	9.0%
Technology	10.2%
Financials	11.9%
Industrials	13.8%
Consumer Discretionary	21.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	7.7%
Mount Vernon Liquid Assets Portfolio	1.7%
BlueMountain CLO XXXIII Ltd., ER	1.5%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.2%
OAK-Eagle Acquireco, Inc.	1.1%
Jane Street Group, LLC	1.0%
BlueMountain CLO XXXII Ltd., ER	1.0%
Neptune Bidco US, Inc.	1.0%
Trio Bidco, Inc.	1.0%
Varsity Brands, Inc.	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

PineBridge Investments LLC (“PineBridge”), the sub-adviser to the Dunham Floating Rate Bond Fund and the Dunham High-Yield Bond Fund, has been acquired by MetLife Investment Management (MIM), the institutional asset management business of MetLife, Inc. (NYSE: MET), effective December 30, 2025. The portfolio management team, investment strategies and sub-advisory fees remain unchanged.

This is a summary of material changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's prospectus available on the Fund's website or by calling 1-800-442-4358.

Dunham Floating Rate Bond Fund - Class C (DCFRX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCFRX

Dunham Floating Rate Bond Fund

Class N (DNFRX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund's significant underweight positioning in the software-as-a-service (SaaS) sector strongly contributed to relative Fund performance over the fiscal period, as AI-driven disruption concerns weighed on the sector and contributed to it being among the weakest performing areas of the leveraged loan market. To close the fiscal quarter, the Fund allocated just 8.8 percent to the sector, nearly 20 percent underweight relative to the index.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal period, however idiosyncratic positions, such as a meaningful position in a US manufacturer of branded aftermarket auto parts weighed negatively on Fund performance.

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), had a muted impact on Fund performance over the fiscal quarter. The rally in CLOs within the Fund stalled over the first half of the fiscal year as issuance trended downward across both periods, driven by macro uncertainty, geopolitical risk, and sector-specific concerns, particularly around AI-driven disruption and energy price volatility.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham Floating Rate Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Apr-2016	$100,000	$100,000	$99,999	$100,000
Apr-2017	$105,647	$100,829	$106,977	$107,215
Apr-2018	$108,687	$100,507	$111,194	$111,119
Apr-2019	$112,330	$105,824	$116,486	$114,897
Apr-2020	$103,778	$117,297	$111,770	$106,415
Apr-2021	$116,718	$116,984	$125,318	$120,878
Apr-2022	$117,992	$107,026	$127,486	$122,624
Apr-2023	$121,035	$106,569	$132,286	$124,952
Apr-2024	$135,001	$105,004	$147,459	$138,525
Apr-2025	$143,077	$113,426	$157,918	$146,141
Apr-2026	$152,399	$118,027	$168,402	$154,802

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.64%	6.52%	5.48%	4.30%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Bank Loan Category	1.61%	5.93%	5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index	1.75%	6.65%	6.09%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$224,183,219
Number of Portfolio Holdings	261
Total Advisory Fee	$645,498
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.1%
Corporate Bonds	9.0%
Money Market Funds	8.8%
Right	0.0%
Term Loans	77.1%
Warrant	0.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.8%
Real Estate	1.0%
Collateral for Securities Loaned	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Health Care	4.3%
CLO	5.4%
Energy	6.1%
Money Market Funds	7.7%
Materials	8.6%
Communications	9.0%
Technology	10.2%
Financials	11.9%
Industrials	13.8%
Consumer Discretionary	21.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	7.7%
Mount Vernon Liquid Assets Portfolio	1.7%
BlueMountain CLO XXXIII Ltd., ER	1.5%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.2%
OAK-Eagle Acquireco, Inc.	1.1%
Jane Street Group, LLC	1.0%
BlueMountain CLO XXXII Ltd., ER	1.0%
Neptune Bidco US, Inc.	1.0%
Trio Bidco, Inc.	1.0%
Varsity Brands, Inc.	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

PineBridge Investments LLC (“PineBridge”), the sub-adviser to the Dunham Floating Rate Bond Fund and the Dunham High-Yield Bond Fund, has been acquired by MetLife Investment Management (MIM), the institutional asset management business of MetLife, Inc. (NYSE: MET), effective December 30, 2025. The portfolio management team, investment strategies and sub-advisory fees remain unchanged.

This is a summary of material changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's prospectus available on the Fund's website or by calling 1-800-442-4358.

Dunham Floating Rate Bond Fund - Class N (DNFRX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNFRX

Dunham Focused Large Cap Growth Fund

Class A (DAFGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s exposure to large capitalization stocks with a growth style generally detracted from performance relative to the overall market during the first half of the fiscal year. Large-cap growth companies, as measured by the Russell 1000 Growth Index, decreased 1.5 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which gained 6.0 percent over the same period. Similarly, when looking at all growth stocks across both small and large capitalization companies, large growth stocks underperformed small growth stocks for the first half of the fiscal year.

Security selection negatively impacted the Fund’s performance over the first half of the fiscal year. The Sub-Adviser’s security selection within the information technology, financials, health care, and industrials sectors negatively impacted the Fund's relative performance. This largely outweighed the positive contribution from stock selection within the consumer discretionary sector.

Sector allocation negatively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the energy and consumer staples sectors detracted from Fund performance. Entirely offsetting positive contributions from an overweight to the communication services sector and an underweight to the information technology sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Focused Large Cap Growth Fund - Class A
Dunham Focused Large Cap Growth Fund - Class A- with load
S&P 500® Index
Russell 1000® Growth Index
Morningstar US Large-Mid Cap Broad Growth Index
Morningstar Large Cap Growth Category
$56,000
$44,000
$32,000
$20,000
$8,000
$53,598
$49,277
$41,379
$41,040
$36,091
$34,009
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Focused Large Cap Growth Fund - Class A	Dunham Focused Large Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 1000® Growth Index	Morningstar US Large-Mid Cap Broad Growth Index	Morningstar Large Cap Growth Category
Apr-2016	$10,000	$9,423	$10,000	$10,000	$9,999	$10,000
Apr-2017	$11,442	$10,782	$11,792	$11,950	$11,839	$11,787
Apr-2018	$13,956	$13,151	$13,356	$14,215	$13,962	$13,942
Apr-2019	$17,457	$16,450	$15,158	$16,693	$16,281	$16,001
Apr-2020	$19,440	$18,319	$15,289	$18,501	$17,825	$16,842
Apr-2021	$29,319	$27,627	$22,320	$28,013	$26,916	$25,540
Apr-2022	$22,651	$21,345	$22,367	$26,515	$24,612	$22,306
Apr-2023	$23,823	$22,448	$22,963	$27,135	$24,629	$22,258
Apr-2024	$31,979	$30,134	$28,167	$35,764	$32,109	$28,676
Apr-2025	$34,655	$32,656	$31,574	$41,031	$36,937	$32,079
Apr-2026	$36,091	$34,009	$41,379	$53,598	$49,277	$41,040

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Large-Mid Cap Broad Growth Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	-15.09%	4.14%	4.24%	13.69%
Class A With Load	-19.97%	-1.83%	3.02%	13.02%
Morningstar Large Cap Growth Category	0.47%	27.92%	9.95%	15.17%
Morningstar US Large-Mid Cap Broad Growth Index	2.74%	33.40%	12.85%	17.29%
Russell 1000® Growth Index	-1.45%	30.63%	13.86%	18.28%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$242,461,511
Number of Portfolio Holdings	35
Total Advisory Fee	$658,356
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Technology
50.3%
Communications
15.6%
Consumer Discretionary
12.0%
Industrials
9.7%
Health Care
9.2%
Financials
3.1%
Collateral for Securities Loaned
0.3%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	0.3%
Financials	3.1%
Health Care	9.2%
Industrials	9.7%
Consumer Discretionary	12.0%
Communications	15.6%
Technology	50.3%

The total percentage may not equal 100% due to the Fund’s net assets being comprised of other assets and liabilities in addition to the market value of securities held.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	9.3%
NVIDIA Corporation	8.4%
Meta Platforms, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	5.9%
Advanced Micro Devices, Inc.	5.1%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class C	4.3%
Eli Lilly & Company	3.5%
Intuitive Surgical, Inc.	3.5%
ServiceNow, Inc.	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Focused Large Cap Growth Fund - Class A (DAFGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAFGX

Dunham Focused Large Cap Growth Fund

Class C (DCFGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s exposure to large capitalization stocks with a growth style generally detracted from performance relative to the overall market during the first half of the fiscal year. Large-cap growth companies, as measured by the Russell 1000 Growth Index, decreased 1.5 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which gained 6.0 percent over the same period. Similarly, when looking at all growth stocks across both small and large capitalization companies, large growth stocks underperformed small growth stocks for the first half of the fiscal year.

Security selection negatively impacted the Fund’s performance over the first half of the fiscal year. The Sub-Adviser’s security selection within the information technology, financials, health care, and industrials sectors negatively impacted the Fund's relative performance. This largely outweighed the positive contribution from stock selection within the consumer discretionary sector.

Sector allocation negatively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the energy and consumer staples sectors detracted from Fund performance. Entirely offsetting positive contributions from an overweight to the communication services sector and an underweight to the information technology sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Focused Large Cap Growth Fund - Class C
S&P 500® Index
Russell 1000® Growth Index
Morningstar US Large-Mid Cap Broad Growth Index
Morningstar Large Cap Growth Category
$56,000
$44,000
$32,000
$20,000
$8,000
$53,598
$49,277
$41,379
$41,040
$33,497
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Focused Large Cap Growth Fund - Class C	S&P 500® Index	Russell 1000® Growth Index	Morningstar US Large-Mid Cap Broad Growth Index	Morningstar Large Cap Growth Category
Apr-2016	$10,000	$10,000	$10,000	$9,999	$10,000
Apr-2017	$11,367	$11,792	$11,950	$11,839	$11,787
Apr-2018	$13,754	$13,356	$14,215	$13,962	$13,942
Apr-2019	$17,081	$15,158	$16,693	$16,281	$16,001
Apr-2020	$18,876	$15,289	$18,501	$17,825	$16,842
Apr-2021	$28,256	$22,320	$28,013	$26,916	$25,540
Apr-2022	$21,673	$22,367	$26,515	$24,612	$22,306
Apr-2023	$22,616	$22,963	$27,135	$24,629	$22,258
Apr-2024	$30,129	$28,167	$35,764	$32,109	$28,676
Apr-2025	$32,409	$31,574	$41,031	$36,937	$32,079
Apr-2026	$33,497	$41,379	$53,598	$49,277	$41,040

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Large-Mid Cap Broad Growth Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-15.41%	3.36%	3.46%	12.85%
Morningstar Large Cap Growth Category	0.47%	27.92%	9.95%	15.17%
Morningstar US Large-Mid Cap Broad Growth Index	2.74%	33.40%	12.85%	17.29%
Russell 1000® Growth Index	-1.45%	30.63%	13.86%	18.28%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$242,461,511
Number of Portfolio Holdings	35
Total Advisory Fee	$658,356
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	0.3%
Financials	3.1%
Health Care	9.2%
Industrials	9.7%
Consumer Discretionary	12.0%
Communications	15.6%
Technology	50.3%

The total percentage may not equal 100% due to the Fund’s net assets being comprised of other assets and liabilities in addition to the market value of securities held.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	9.3%
NVIDIA Corporation	8.4%
Meta Platforms, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	5.9%
Advanced Micro Devices, Inc.	5.1%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class C	4.3%
Eli Lilly & Company	3.5%
Intuitive Surgical, Inc.	3.5%
ServiceNow, Inc.	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Focused Large Cap Growth Fund - Class C (DCFGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCFGX

Dunham Focused Large Cap Growth Fund

Class N (DNFGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s exposure to large capitalization stocks with a growth style generally detracted from performance relative to the overall market during the first half of the fiscal year. Large-cap growth companies, as measured by the Russell 1000 Growth Index, decreased 1.5 percent over the fiscal period. This performance trailed the broader US equity markets represented by the S&P 500 Index, which gained 6.0 percent over the same period. Similarly, when looking at all growth stocks across both small and large capitalization companies, large growth stocks underperformed small growth stocks for the first half of the fiscal year.

Security selection negatively impacted the Fund’s performance over the first half of the fiscal year. The Sub-Adviser’s security selection within the information technology, financials, health care, and industrials sectors negatively impacted the Fund's relative performance. This largely outweighed the positive contribution from stock selection within the consumer discretionary sector.

Sector allocation negatively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the energy and consumer staples sectors detracted from Fund performance. Entirely offsetting positive contributions from an overweight to the communication services sector and an underweight to the information technology sector.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Focused Large Cap Growth Fund - Class N
S&P 500® Index
Russell 1000® Growth Index
Morningstar US Large-Mid Cap Broad Growth Index
Morningstar Large Cap Growth Category
$536,000
$448,000
$360,000
$272,000
$184,000
$96,000
$535,983
$492,824
$413,787
$410,400
$370,086
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Focused Large Cap Growth Fund - Class N	S&P 500® Index	Russell 1000® Growth Index	Morningstar US Large-Mid Cap Broad Growth Index	Morningstar Large Cap Growth Category
Apr-2016	$100,000	$100,000	$100,000	$99,999	$100,000
Apr-2017	$114,714	$117,918	$119,495	$118,404	$117,868
Apr-2018	$140,292	$133,562	$142,147	$139,632	$139,422
Apr-2019	$175,906	$151,585	$166,926	$162,832	$160,005
Apr-2020	$196,346	$152,893	$185,014	$178,274	$168,418
Apr-2021	$296,973	$223,196	$280,134	$269,190	$255,397
Apr-2022	$229,976	$223,672	$265,153	$246,148	$223,057
Apr-2023	$242,475	$229,631	$271,347	$246,322	$222,576
Apr-2024	$326,301	$281,669	$357,636	$321,131	$286,763
Apr-2025	$354,500	$315,741	$410,307	$369,407	$320,788
Apr-2026	$370,086	$413,787	$535,983	$492,824	$410,400

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Large-Mid Cap Broad Growth Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-15.00%	4.40%	4.50%	13.98%
Morningstar Large Cap Growth Category	0.47%	27.92%	9.95%	15.17%
Morningstar US Large-Mid Cap Broad Growth Index	2.74%	33.40%	12.85%	17.29%
Russell 1000® Growth Index	-1.45%	30.63%	13.86%	18.28%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$242,461,511
Number of Portfolio Holdings	35
Total Advisory Fee	$658,356
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	0.3%
Financials	3.1%
Health Care	9.2%
Industrials	9.7%
Consumer Discretionary	12.0%
Communications	15.6%
Technology	50.3%

The total percentage may not equal 100% due to the Fund’s net assets being comprised of other assets and liabilities in addition to the market value of securities held.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	9.3%
NVIDIA Corporation	8.4%
Meta Platforms, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	5.9%
Advanced Micro Devices, Inc.	5.1%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class C	4.3%
Eli Lilly & Company	3.5%
Intuitive Surgical, Inc.	3.5%
ServiceNow, Inc.	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Focused Large Cap Growth Fund - Class N (DNFGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNFGX

Dunham High Yield Bond Fund

Class A (DAHYX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s performance showed mixed results from a sector selection standpoint over the six months ended April 30, 2026. An overweight allocation to cash and an underweight allocation to consumer cyclicals were the largest detractors from Fund performance. Meanwhile, an overweight allocation to the energy sector and an underweight allocation to the technology sector positively contributed to Fund performance.

Overall security selection benefited relative Fund performance over the first half of the fiscal year. Basic industry and energy credits were the most notable contributors to performance, while communications and capital goods credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally detracted from relative performance over the first half of the fiscal year. The Fund’s approximate 5 percent relative overweight to CCC-rated credits negatively impacted Fund performance, as that specific credit quality underperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham High Yield Bond Fund - Class A	Dunham High Yield Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Apr-2016	$10,000	$9,552	$10,000	$10,000	$10,000
Apr-2017	$11,063	$10,567	$10,083	$11,356	$11,130
Apr-2018	$11,262	$10,757	$10,051	$11,718	$11,403
Apr-2019	$11,948	$11,412	$10,582	$12,507	$11,998
Apr-2020	$11,481	$10,967	$11,730	$11,856	$11,315
Apr-2021	$13,594	$12,985	$11,698	$14,221	$13,405
Apr-2022	$12,867	$12,290	$10,703	$13,516	$12,763
Apr-2023	$13,098	$12,511	$10,657	$13,680	$12,817
Apr-2024	$14,421	$13,775	$10,500	$14,896	$13,888
Apr-2025	$15,262	$14,578	$11,343	$16,190	$14,925
Apr-2026	$16,544	$15,802	$11,803	$17,619	$16,174

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	1.96%	8.40%	4.01%	5.16%
Class A With Load	-2.67%	3.56%	3.04%	4.68%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	2.37%	8.83%	4.38%	5.83%
Morningstar High-Yield Bond Category	2.22%	8.37%	3.83%	4.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$243,239,074
Number of Portfolio Holdings	277
Total Advisory Fee	$713,821
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	84.3%
Money Market Funds	15.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Communications
15.4%
Energy
14.9%
Consumer Discretionary
14.4%
Financials
13.6%
Collateral for Securities Loaned
13.1%
Technology
7.8%
Materials
7.2%
Health Care
5.2%
Consumer Staples
4.9%
Industrials
4.9%
Utilities
4.8%
Money Market Funds
4.6%
Real Estate
2.3%
Liabilities in Excess of Other Assets
-13.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.1%
Real Estate	2.3%
Money Market Funds	4.6%
Utilities	4.8%
Industrials	4.9%
Consumer Staples	4.9%
Health Care	5.2%
Materials	7.2%
Technology	7.8%
Collateral for Securities Loaned	13.1%
Financials	13.6%
Consumer Discretionary	14.4%
Energy	14.9%
Communications	15.4%

Credit Quality Allocation (% of total investments)

Table Summary
B2	17.0%
B1	16.4%
BA3	15.9%
BA2	12.9%
Collateral for Securities Loaned	11.6%
BA1	6.6%
Other/Not Rated	5.5%
B3	3.9%
CAA1	3.0%
BAA3	2.0%
BAA2	1.1%
BB+	0.6%
BB	0.5%
B2U	0.4%
CAA2	0.4%
B3U	0.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

PineBridge Investments LLC (“PineBridge”), the sub-adviser to the Dunham Floating Rate Bond Fund and the Dunham High-Yield Bond Fund, has been acquired by MetLife Investment Management (MIM), the institutional asset management business of MetLife, Inc. (NYSE: MET), effective December 30, 2025. The portfolio management team, investment strategies and sub-advisory fees remain unchanged.

This is a summary of material changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's prospectus available on the Fund's website or by calling 1-800-442-4358.

Dunham High Yield Bond Fund - Class A (DAHYX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAHYX

Dunham High Yield Bond Fund

Class C (DCHYX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s performance showed mixed results from a sector selection standpoint over the six months ended April 30, 2026. An overweight allocation to cash and an underweight allocation to consumer cyclicals were the largest detractors from Fund performance. Meanwhile, an overweight allocation to the energy sector and an underweight allocation to the technology sector positively contributed to Fund performance.

Overall security selection benefited relative Fund performance over the first half of the fiscal year. Basic industry and energy credits were the most notable contributors to performance, while communications and capital goods credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally detracted from relative performance over the first half of the fiscal year. The Fund’s approximate 5 percent relative overweight to CCC-rated credits negatively impacted Fund performance, as that specific credit quality underperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham High Yield Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$11,005	$10,083	$11,356	$11,130
Apr-2018	$11,164	$10,051	$11,718	$11,403
Apr-2019	$11,782	$10,582	$12,507	$11,998
Apr-2020	$11,257	$11,730	$11,856	$11,315
Apr-2021	$13,268	$11,698	$14,221	$13,405
Apr-2022	$12,499	$10,703	$13,516	$12,763
Apr-2023	$12,650	$10,657	$13,680	$12,817
Apr-2024	$13,867	$10,500	$14,896	$13,888
Apr-2025	$14,601	$11,343	$16,190	$14,925
Apr-2026	$15,758	$11,803	$17,619	$16,174

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	1.75%	7.92%	3.50%	4.65%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	2.37%	8.83%	4.38%	5.83%
Morningstar High-Yield Bond Category	2.22%	8.37%	3.83%	4.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$243,239,074
Number of Portfolio Holdings	277
Total Advisory Fee	$713,821
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	84.3%
Money Market Funds	15.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.1%
Real Estate	2.3%
Money Market Funds	4.6%
Utilities	4.8%
Industrials	4.9%
Consumer Staples	4.9%
Health Care	5.2%
Materials	7.2%
Technology	7.8%
Collateral for Securities Loaned	13.1%
Financials	13.6%
Consumer Discretionary	14.4%
Energy	14.9%
Communications	15.4%

Credit Quality Allocation (% of total investments)

Table Summary
B2	17.0%
B1	16.4%
BA3	15.9%
BA2	12.9%
Collateral for Securities Loaned	11.6%
BA1	6.6%
Other/Not Rated	5.5%
B3	3.9%
CAA1	3.0%
BAA3	2.0%
BAA2	1.1%
BB+	0.6%
BB	0.5%
B2U	0.4%
CAA2	0.4%
B3U	0.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

PineBridge Investments LLC (“PineBridge”), the sub-adviser to the Dunham Floating Rate Bond Fund and the Dunham High-Yield Bond Fund, has been acquired by MetLife Investment Management (MIM), the institutional asset management business of MetLife, Inc. (NYSE: MET), effective December 30, 2025. The portfolio management team, investment strategies and sub-advisory fees remain unchanged.

This is a summary of material changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's prospectus available on the Fund's website or by calling 1-800-442-4358.

Dunham High Yield Bond Fund - Class C (DCHYX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCHYX

Dunham High Yield Bond Fund

Class N (DNHYX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s performance showed mixed results from a sector selection standpoint over the six months ended April 30, 2026. An overweight allocation to cash and an underweight allocation to consumer cyclicals were the largest detractors from Fund performance. Meanwhile, an overweight allocation to the energy sector and an underweight allocation to the technology sector positively contributed to Fund performance.

Overall security selection benefited relative Fund performance over the first half of the fiscal year. Basic industry and energy credits were the most notable contributors to performance, while communications and capital goods credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally detracted from relative performance over the first half of the fiscal year. The Fund’s approximate 5 percent relative overweight to CCC-rated credits negatively impacted Fund performance, as that specific credit quality underperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham High Yield Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$110,907	$100,829	$113,563	$111,304
Apr-2018	$113,192	$100,507	$117,178	$114,030
Apr-2019	$120,312	$105,824	$125,074	$119,984
Apr-2020	$115,865	$117,297	$118,563	$113,147
Apr-2021	$137,476	$116,984	$142,208	$134,049
Apr-2022	$130,509	$107,026	$135,160	$127,634
Apr-2023	$133,218	$106,569	$136,796	$128,165
Apr-2024	$147,034	$105,004	$148,962	$138,882
Apr-2025	$156,126	$113,426	$161,903	$149,251
Apr-2026	$169,646	$118,027	$176,192	$161,740

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	2.11%	8.66%	4.29%	5.43%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	2.37%	8.83%	4.38%	5.83%
Morningstar High-Yield Bond Category	2.22%	8.37%	3.83%	4.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$243,239,074
Number of Portfolio Holdings	277
Total Advisory Fee	$713,821
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	84.3%
Money Market Funds	15.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.1%
Real Estate	2.3%
Money Market Funds	4.6%
Utilities	4.8%
Industrials	4.9%
Consumer Staples	4.9%
Health Care	5.2%
Materials	7.2%
Technology	7.8%
Collateral for Securities Loaned	13.1%
Financials	13.6%
Consumer Discretionary	14.4%
Energy	14.9%
Communications	15.4%

Credit Quality Allocation (% of total investments)

Table Summary
B2	17.0%
B1	16.4%
BA3	15.9%
BA2	12.9%
Collateral for Securities Loaned	11.6%
BA1	6.6%
Other/Not Rated	5.5%
B3	3.9%
CAA1	3.0%
BAA3	2.0%
BAA2	1.1%
BB+	0.6%
BB	0.5%
B2U	0.4%
CAA2	0.4%
B3U	0.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

PineBridge Investments LLC (“PineBridge”), the sub-adviser to the Dunham Floating Rate Bond Fund and the Dunham High-Yield Bond Fund, has been acquired by MetLife Investment Management (MIM), the institutional asset management business of MetLife, Inc. (NYSE: MET), effective December 30, 2025. The portfolio management team, investment strategies and sub-advisory fees remain unchanged.

This is a summary of material changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's prospectus available on the Fund's website or by calling 1-800-442-4358.

Dunham High Yield Bond Fund - Class N (DNHYX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNHYX

Dunham International Opportunity Bond Fund

Class A (DAIOX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Emerging market debt continued to outperform developed market debt on average. This contributed positively to Fund performance over the six-month period ended April 30, 2026. The Fund maintained between 40 percent and 50 percent of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. This exposure to emerging market debt was nearly double the percentage amount in the benchmark index, which added to relative performance due to emerging market debt generally outperforming developed market debt.

Maintaining a shorter duration continued to generally help relative performance. The Fund continued to have an average duration of approximately 1 to 2 years less than the benchmark index. This lower duration resulted in a contribution to relative outperformance as the path of interest rates became more difficult to determine and some central banks began to consider increases in their local interest rates.

The Fund’s exposure to Pan-European High-Yield Bonds generally detracted from performance during the six-month period ended April 30, 2026. The Sub-Adviser generally maintained the Fund’s exposure to high-yield debt near 40 percent. This overall exposure continued to be in stark contrast to the benchmark index, which consistently had approximately only 1 percent exposure to bonds rated below investment-grade. Pan-European High-Yield bonds generally declined in the latter part of the fiscal quarter as markets struggled with the onset of the US war with Iran, which resulted with this exposure detracting from overall Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham International Opportunity Bond Fund - Class A	Dunham International Opportunity Bond Fund - Class A- with load	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Apr-2016	$10,000	$9,550	$10,000	$10,000	$10,000
Apr-2017	$9,497	$9,070	$9,549	$10,141	$10,203
Apr-2018	$10,059	$9,606	$10,283	$10,514	$10,475
Apr-2019	$9,570	$9,139	$10,025	$10,652	$11,039
Apr-2020	$8,729	$8,336	$10,369	$10,775	$11,751
Apr-2021	$10,105	$9,650	$11,064	$11,655	$11,743
Apr-2022	$9,073	$8,664	$9,344	$10,340	$11,123
Apr-2023	$8,908	$8,507	$8,980	$10,158	$11,012
Apr-2024	$9,716	$9,279	$8,660	$10,094	$11,508
Apr-2025	$10,334	$9,869	$9,481	$10,956	$12,282
Apr-2026	$11,012	$10,516	$9,598	$11,419	$12,487

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	1.31%	6.56%	1.73%	0.97%
Class A With Load	-3.22%	1.78%	0.81%	0.50%
Bloomberg Global Aggregate ex USD	0.75%	1.24%	-2.80%	-0.41%
Bloomberg Global Aggregate ex USD Hedged Index	-0.19%	1.67%	1.24%	2.25%
Morningstar Global Bond Category	0.96%	4.23%	-0.41%	1.34%

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$129,672,656
Number of Portfolio Holdings	557
Total Advisory Fee	$734,328
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	0.0%
Common Stocks	0.1%
Convertible Bonds	0.4%
Corporate Bonds	61.0%
Money Market Funds	4.3%
Non U.S. Government & Agencies	34.2%
Right	0.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Local Authority	0.3%
Supranational	0.4%
Collateral for Securities Loaned	1.2%
Real Estate	1.8%
Technology	1.8%
Consumer Staples	2.9%
Money Market Funds	3.0%
Health Care	3.3%
Consumer Discretionary	4.1%
Communications	4.9%
Utilities	5.0%
Industrials	5.3%
Materials	6.8%
Energy	9.5%
Financials	13.9%
Non U.S. Treasury	15.3%
Sovereign	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	1.8%
Bundesschatzanweisungen, 2.200%, 03/11/27	1.8%
French Republic Government Bond OAT, 2.000%, 11/25/32	1.6%
Italy Buoni Poliennali Del Tesoro, 5.000%, 09/01/40	1.4%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.3%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.3%
Australia Government Bond, 4.500%, 04/21/33	1.1%
United Kingdom Gilt, 3.750%, 03/07/27	1.0%
Spain Government Bond, 3.450%, 10/31/34	0.9%
United Kingdom Gilt, 4.125%, 01/29/27	0.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham International Opportunity Bond Fund - Class A (DAIOX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAIOX

Dunham International Opportunity Bond Fund

Class C (DCIOX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Emerging market debt continued to outperform developed market debt on average. This contributed positively to Fund performance over the six-month period ended April 30, 2026. The Fund maintained between 40 percent and 50 percent of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. This exposure to emerging market debt was nearly double the percentage amount in the benchmark index, which added to relative performance due to emerging market debt generally outperforming developed market debt.

Maintaining a shorter duration continued to generally help relative performance. The Fund continued to have an average duration of approximately 1 to 2 years less than the benchmark index. This lower duration resulted in a contribution to relative outperformance as the path of interest rates became more difficult to determine and some central banks began to consider increases in their local interest rates.

The Fund’s exposure to Pan-European High-Yield Bonds generally detracted from performance during the six-month period ended April 30, 2026. The Sub-Adviser generally maintained the Fund’s exposure to high-yield debt near 40 percent. This overall exposure continued to be in stark contrast to the benchmark index, which consistently had approximately only 1 percent exposure to bonds rated below investment-grade. Pan-European High-Yield bonds generally declined in the latter part of the fiscal quarter as markets struggled with the onset of the US war with Iran, which resulted with this exposure detracting from overall Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham International Opportunity Bond Fund - Class C	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$9,429	$9,549	$10,141	$10,203
Apr-2018	$9,942	$10,283	$10,514	$10,475
Apr-2019	$9,424	$10,025	$10,652	$11,039
Apr-2020	$8,543	$10,369	$10,775	$11,751
Apr-2021	$9,844	$11,064	$11,655	$11,743
Apr-2022	$8,789	$9,344	$10,340	$11,123
Apr-2023	$8,593	$8,980	$10,158	$11,012
Apr-2024	$9,326	$8,660	$10,094	$11,508
Apr-2025	$9,862	$9,481	$10,956	$12,282
Apr-2026	$10,452	$9,598	$11,419	$12,487

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	0.97%	5.98%	1.21%	0.44%
Bloomberg Global Aggregate ex USD	0.75%	1.24%	-2.80%	-0.41%
Bloomberg Global Aggregate ex USD Hedged Index	-0.19%	1.67%	1.24%	2.25%
Morningstar Global Bond Category	0.96%	4.23%	-0.41%	1.34%

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$129,672,656
Number of Portfolio Holdings	557
Total Advisory Fee	$734,328
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	0.0%
Common Stocks	0.1%
Convertible Bonds	0.4%
Corporate Bonds	61.0%
Money Market Funds	4.3%
Non U.S. Government & Agencies	34.2%
Right	0.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Local Authority	0.3%
Supranational	0.4%
Collateral for Securities Loaned	1.2%
Real Estate	1.8%
Technology	1.8%
Consumer Staples	2.9%
Money Market Funds	3.0%
Health Care	3.3%
Consumer Discretionary	4.1%
Communications	4.9%
Utilities	5.0%
Industrials	5.3%
Materials	6.8%
Energy	9.5%
Financials	13.9%
Non U.S. Treasury	15.3%
Sovereign	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	1.8%
Bundesschatzanweisungen, 2.200%, 03/11/27	1.8%
French Republic Government Bond OAT, 2.000%, 11/25/32	1.6%
Italy Buoni Poliennali Del Tesoro, 5.000%, 09/01/40	1.4%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.3%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.3%
Australia Government Bond, 4.500%, 04/21/33	1.1%
United Kingdom Gilt, 3.750%, 03/07/27	1.0%
Spain Government Bond, 3.450%, 10/31/34	0.9%
United Kingdom Gilt, 4.125%, 01/29/27	0.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham International Opportunity Bond Fund - Class C (DCIOX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCIOX

Dunham International Opportunity Bond Fund

Class N (DNIOX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$78	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Emerging market debt continued to outperform developed market debt on average. This contributed positively to Fund performance over the six-month period ended April 30, 2026. The Fund maintained between 40 percent and 50 percent of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. This exposure to emerging market debt was nearly double the percentage amount in the benchmark index, which added to relative performance due to emerging market debt generally outperforming developed market debt.

Maintaining a shorter duration continued to generally help relative performance. The Fund continued to have an average duration of approximately 1 to 2 years less than the benchmark index. This lower duration resulted in a contribution to relative outperformance as the path of interest rates became more difficult to determine and some central banks began to consider increases in their local interest rates.

The Fund’s exposure to Pan-European High-Yield Bonds generally detracted from performance during the six-month period ended April 30, 2026. The Sub-Adviser generally maintained the Fund’s exposure to high-yield debt near 40 percent. This overall exposure continued to be in stark contrast to the benchmark index, which consistently had approximately only 1 percent exposure to bonds rated below investment-grade. Pan-European High-Yield bonds generally declined in the latter part of the fiscal quarter as markets struggled with the onset of the US war with Iran, which resulted with this exposure detracting from overall Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham International Opportunity Bond Fund - Class N	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$95,089	$95,494	$101,408	$102,032
Apr-2018	$101,008	$102,828	$105,144	$104,749
Apr-2019	$96,462	$100,248	$106,517	$110,388
Apr-2020	$88,134	$103,686	$107,750	$117,507
Apr-2021	$102,243	$110,641	$116,551	$117,428
Apr-2022	$92,018	$93,438	$103,396	$111,233
Apr-2023	$90,578	$89,795	$101,583	$110,122
Apr-2024	$98,950	$86,598	$100,942	$115,080
Apr-2025	$105,582	$94,808	$109,557	$122,825
Apr-2026	$112,698	$95,981	$114,187	$124,874

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	1.29%	6.74%	1.97%	1.20%
Bloomberg Global Aggregate ex USD	0.75%	1.24%	-2.80%	-0.41%
Bloomberg Global Aggregate ex USD Hedged Index	-0.19%	1.67%	1.24%	2.25%
Morningstar Global Bond Category	0.96%	4.23%	-0.41%	1.34%

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$129,672,656
Number of Portfolio Holdings	557
Total Advisory Fee	$734,328
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	0.0%
Common Stocks	0.1%
Convertible Bonds	0.4%
Corporate Bonds	61.0%
Money Market Funds	4.3%
Non U.S. Government & Agencies	34.2%
Right	0.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Local Authority	0.3%
Supranational	0.4%
Collateral for Securities Loaned	1.2%
Real Estate	1.8%
Technology	1.8%
Consumer Staples	2.9%
Money Market Funds	3.0%
Health Care	3.3%
Consumer Discretionary	4.1%
Communications	4.9%
Utilities	5.0%
Industrials	5.3%
Materials	6.8%
Energy	9.5%
Financials	13.9%
Non U.S. Treasury	15.3%
Sovereign	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	1.8%
Bundesschatzanweisungen, 2.200%, 03/11/27	1.8%
French Republic Government Bond OAT, 2.000%, 11/25/32	1.6%
Italy Buoni Poliennali Del Tesoro, 5.000%, 09/01/40	1.4%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.3%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.3%
Australia Government Bond, 4.500%, 04/21/33	1.1%
United Kingdom Gilt, 3.750%, 03/07/27	1.0%
Spain Government Bond, 3.450%, 10/31/34	0.9%
United Kingdom Gilt, 4.125%, 01/29/27	0.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham International Opportunity Bond Fund - Class N (DNIOX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNIOX

Dunham International Stock Fund

Class A (DAINX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	2.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the first half of the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 10.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, gained 15.1 percent.

Sectors and countries contributing the most to returns relative to the index during the semi-annual period were: Information technology was the largest sector-level contributor, mostly because of positive selection plus overweight positioning to the Japanese information technology basket. Positive selection within the Chinese information technology basket also increased performance. Consumer discretionary was also a substantial sector-level contributor, considerably because of underweight positioning plus positive selection within the Chinese consumer discretionary basket. Underweight positioning to the French consumer discretionary basket further drove performance. China was the most notable country-level contributor, considerably as a result of positive selection within the Chinese industrials and information technology baskets and positive selection paired with underweight positioning to the Chinese communication services basket. Japan was also a substantial country-level contributor.

Sectors and countries detracting the most from returns relative to the index during the semi-annual period were: Utilities was the most substantial sector-level detractor, largely driven by negative selection within the Japanese utilities basket. Energy was also a significant sector-level detractor, mostly because of underweight positioning to the Canadian, French, Brazilian and Italian energy baskets and overweight positioning to the Spanish energy basket. The United Kingdom was the most significant country-level detractor, mostly due to overweight positioning coupled with negative selection within the UK health care basket and negative selection within the UK information technology basket. Underweight positioning to the UK materials basket further decreased value added. Belgium was another substantial country-level detractor, mostly as a result of overweight positioning paired with negative selection within the Belgian health care basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham International Stock Fund - Class A	Dunham International Stock Fund - Class A- with load	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Apr-2016	$10,000	$9,427	$10,000	$10,000
Apr-2017	$11,265	$10,620	$11,259	$11,168
Apr-2018	$13,114	$12,363	$13,050	$12,556
Apr-2019	$12,263	$11,561	$12,629	$11,803
Apr-2020	$10,968	$10,340	$11,175	$9,745
Apr-2021	$16,922	$15,953	$15,978	$13,851
Apr-2022	$14,787	$13,940	$14,330	$13,139
Apr-2023	$15,987	$15,071	$14,767	$14,117
Apr-2024	$18,840	$17,761	$16,144	$15,427
Apr-2025	$21,272	$20,054	$18,069	$17,779
Apr-2026	$32,553	$30,689	$23,888	$23,656

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	21.56%	53.03%	13.98%	12.53%
Class A With Load	14.57%	44.25%	12.64%	11.87%
Morningstar Foreign Large Value Category	15.47%	33.07%	11.30%	8.99%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$248,490,617
Number of Portfolio Holdings	412
Total Advisory Fee	$1,666,626
Portfolio Turnover	66%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Communication Services	0.4%
Equity	0.5%
Utilities	0.6%
Real Estate	0.7%
Communications	1.6%
Consumer Staples	2.8%
Consumer Discretionary	4.4%
Health Care	7.6%
Collateral for Securities Loaned	9.1%
Materials	10.0%
Energy	10.3%
Industrials	14.1%
Financials	17.0%
Technology	29.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	0.5%
Money Market Funds	8.4%
Preferred Stocks	1.2%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Samsung Electronics Company Ltd.	2.7%
Kioxia Holdings Corporation	2.7%
ASML Holding N.V.	2.0%
Bank of Ireland Group PLC	1.8%
BNP Paribas S.A.	1.8%
Suncor Energy, Inc.	1.4%
Shell PLC - ADR	1.3%
Techtronic Industries Company Ltd.	1.1%
BP PLC - ADR	1.1%

Country Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Other Countries	14.5%
Ireland	2.0%
France	2.3%
Germany	2.9%
Cayman Islands	3.0%
Korea (Republic Of)	3.0%
Hong Kong	3.4%
South Korea	3.7%
Netherlands	3.8%
Switzerland	5.3%
Taiwan	6.0%
Canada	7.4%
United Kingdom	8.4%
United States	10.9%
China	15.2%
Japan	16.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham International Stock Fund - Class A (DAINX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAINX

Dunham International Stock Fund

Class C (DCINX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	2.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the first half of the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 10.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, gained 15.1 percent.

Sectors and countries contributing the most to returns relative to the index during the semi-annual period were: Information technology was the largest sector-level contributor, mostly because of positive selection plus overweight positioning to the Japanese information technology basket. Positive selection within the Chinese information technology basket also increased performance. Consumer discretionary was also a substantial sector-level contributor, considerably because of underweight positioning plus positive selection within the Chinese consumer discretionary basket. Underweight positioning to the French consumer discretionary basket further drove performance. China was the most notable country-level contributor, considerably as a result of positive selection within the Chinese industrials and information technology baskets and positive selection paired with underweight positioning to the Chinese communication services basket. Japan was also a substantial country-level contributor.

Sectors and countries detracting the most from returns relative to the index during the semi-annual period were: Utilities was the most substantial sector-level detractor, largely driven by negative selection within the Japanese utilities basket. Energy was also a significant sector-level detractor, mostly because of underweight positioning to the Canadian, French, Brazilian and Italian energy baskets and overweight positioning to the Spanish energy basket. The United Kingdom was the most significant country-level detractor, mostly due to overweight positioning coupled with negative selection within the UK health care basket and negative selection within the UK information technology basket. Underweight positioning to the UK materials basket further decreased value added. Belgium was another substantial country-level detractor, mostly as a result of overweight positioning paired with negative selection within the Belgian health care basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham International Stock Fund - Class C	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,171	$11,259	$11,168
Apr-2018	$12,914	$13,050	$12,556
Apr-2019	$11,987	$12,629	$11,803
Apr-2020	$10,637	$11,175	$9,745
Apr-2021	$16,299	$15,978	$13,851
Apr-2022	$14,137	$14,330	$13,139
Apr-2023	$15,166	$14,767	$14,117
Apr-2024	$17,734	$16,144	$15,427
Apr-2025	$19,877	$18,069	$17,779
Apr-2026	$30,189	$23,888	$23,656

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	21.12%	51.88%	13.12%	11.68%
Morningstar Foreign Large Value Category	15.47%	33.07%	11.30%	8.99%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$248,490,617
Number of Portfolio Holdings	412
Total Advisory Fee	$1,666,626
Portfolio Turnover	66%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Communication Services	0.4%
Equity	0.5%
Utilities	0.6%
Real Estate	0.7%
Communications	1.6%
Consumer Staples	2.8%
Consumer Discretionary	4.4%
Health Care	7.6%
Collateral for Securities Loaned	9.1%
Materials	10.0%
Energy	10.3%
Industrials	14.1%
Financials	17.0%
Technology	29.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	0.5%
Money Market Funds	8.4%
Preferred Stocks	1.2%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Samsung Electronics Company Ltd.	2.7%
Kioxia Holdings Corporation	2.7%
ASML Holding N.V.	2.0%
Bank of Ireland Group PLC	1.8%
BNP Paribas S.A.	1.8%
Suncor Energy, Inc.	1.4%
Shell PLC - ADR	1.3%
Techtronic Industries Company Ltd.	1.1%
BP PLC - ADR	1.1%

Country Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Other Countries	14.5%
Ireland	2.0%
France	2.3%
Germany	2.9%
Cayman Islands	3.0%
Korea (Republic Of)	3.0%
Hong Kong	3.4%
South Korea	3.7%
Netherlands	3.8%
Switzerland	5.3%
Taiwan	6.0%
Canada	7.4%
United Kingdom	8.4%
United States	10.9%
China	15.2%
Japan	16.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham International Stock Fund - Class C (DCINX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCINX

Dunham International Stock Fund

Class N (DNINX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$102	1.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the first half of the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 10.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, gained 15.1 percent.

Sectors and countries contributing the most to returns relative to the index during the semi-annual period were: Information technology was the largest sector-level contributor, mostly because of positive selection plus overweight positioning to the Japanese information technology basket. Positive selection within the Chinese information technology basket also increased performance. Consumer discretionary was also a substantial sector-level contributor, considerably because of underweight positioning plus positive selection within the Chinese consumer discretionary basket. Underweight positioning to the French consumer discretionary basket further drove performance. China was the most notable country-level contributor, considerably as a result of positive selection within the Chinese industrials and information technology baskets and positive selection paired with underweight positioning to the Chinese communication services basket. Japan was also a substantial country-level contributor.

Sectors and countries detracting the most from returns relative to the index during the semi-annual period were: Utilities was the most substantial sector-level detractor, largely driven by negative selection within the Japanese utilities basket. Energy was also a significant sector-level detractor, mostly because of underweight positioning to the Canadian, French, Brazilian and Italian energy baskets and overweight positioning to the Spanish energy basket. The United Kingdom was the most significant country-level detractor, mostly due to overweight positioning coupled with negative selection within the UK health care basket and negative selection within the UK information technology basket. Underweight positioning to the UK materials basket further decreased value added. Belgium was another substantial country-level detractor, mostly as a result of overweight positioning paired with negative selection within the Belgian health care basket.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham International Stock Fund - Class N	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$112,824	$112,593	$111,678
Apr-2018	$131,715	$130,503	$125,561
Apr-2019	$123,471	$126,289	$118,028
Apr-2020	$110,747	$111,749	$97,454
Apr-2021	$171,299	$159,777	$138,505
Apr-2022	$150,062	$143,301	$131,387
Apr-2023	$162,647	$147,671	$141,167
Apr-2024	$192,104	$161,443	$154,266
Apr-2025	$217,479	$180,695	$177,793
Apr-2026	$333,514	$238,876	$236,562

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	21.69%	53.35%	14.25%	12.80%
Morningstar Foreign Large Value Category	15.47%	33.07%	11.30%	8.99%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$248,490,617
Number of Portfolio Holdings	412
Total Advisory Fee	$1,666,626
Portfolio Turnover	66%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Communication Services	0.4%
Equity	0.5%
Utilities	0.6%
Real Estate	0.7%
Communications	1.6%
Consumer Staples	2.8%
Consumer Discretionary	4.4%
Health Care	7.6%
Collateral for Securities Loaned	9.1%
Materials	10.0%
Energy	10.3%
Industrials	14.1%
Financials	17.0%
Technology	29.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	0.5%
Money Market Funds	8.4%
Preferred Stocks	1.2%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Samsung Electronics Company Ltd.	2.7%
Kioxia Holdings Corporation	2.7%
ASML Holding N.V.	2.0%
Bank of Ireland Group PLC	1.8%
BNP Paribas S.A.	1.8%
Suncor Energy, Inc.	1.4%
Shell PLC - ADR	1.3%
Techtronic Industries Company Ltd.	1.1%
BP PLC - ADR	1.1%

Country Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Other Countries	14.5%
Ireland	2.0%
France	2.3%
Germany	2.9%
Cayman Islands	3.0%
Korea (Republic Of)	3.0%
Hong Kong	3.4%
South Korea	3.7%
Netherlands	3.8%
Switzerland	5.3%
Taiwan	6.0%
Canada	7.4%
United Kingdom	8.4%
United States	10.9%
China	15.2%
Japan	16.8%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham International Stock Fund - Class N (DNINX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNINX

Dunham Large Cap Value Fund

Class A (DALVX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a value style contributed to Fund performance relative to the overall market over the first half of the fiscal year. Large cap value companies, as measured by the Russell 1000 Value Index, increased 14.1 percent over the fiscal period. This performance outpaced the broader US equity markets represented by the S&P 500 Index, which rose 6 percent over the same period. However, when looking at all value stocks across both large and small capitalization companies, large value stocks underperformed small value stocks for the first half of the fiscal year.

Stock selection yielded mixed results over the first half of the fiscal year. The Fund maintains a concentrated portfolio, resulting in performance within each sector that significantly differed from the benchmark – some positive and some negative, yet overall reflecting similar outcomes directionally.

Individual positions that positively/negatively impacted relative Fund performance. Micron Technology, Inc. (MU) (holding weight*: 2.61 percent), positively contributed to Fund performance, as the position gained 131.3 percent over the fiscal period. DuPont de Nemours, Inc. (DD) (holding weight*: 0.47 percent), negatively contributed to Fund performance, as the position lost 43.6 percent over the first half of the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 4/30/2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Large Cap Value Fund - Class A	Dunham Large Cap Value Fund - Class A- with load	S&P 500® Index	Russell 1000® Value Index	Morningstar US Large-Mid Cap Broad Value Index	Morningstar Large Cap Value Category
Apr-2016	$10,000	$9,428	$10,000	$10,000	$9,998	$10,000
Apr-2017	$11,337	$10,688	$11,792	$11,655	$11,785	$11,577
Apr-2018	$12,366	$11,659	$13,356	$12,530	$12,862	$12,677
Apr-2019	$13,263	$12,504	$15,158	$13,665	$14,200	$13,616
Apr-2020	$11,907	$11,226	$15,289	$12,160	$13,076	$12,036
Apr-2021	$17,144	$16,163	$22,320	$17,745	$18,921	$17,545
Apr-2022	$17,587	$16,580	$22,367	$17,979	$19,690	$18,086
Apr-2023	$17,695	$16,683	$22,963	$18,197	$20,194	$18,359
Apr-2024	$20,160	$19,006	$28,167	$20,639	$23,480	$21,004
Apr-2025	$21,337	$20,116	$31,574	$22,404	$25,648	$22,567
Apr-2026	$27,857	$26,263	$41,379	$28,958	$32,867	$28,436

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Large-Mid Cap Broad Value Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	11.83%	30.56%	10.20%	10.79%
Class A With Load	5.41%	23.07%	8.90%	10.14%
Morningstar Large Cap Value Category	11.38%	26.00%	10.14%	11.02%
Morningstar US Large-Mid Cap Broad Value Index	9.11%	28.13%	11.68%	12.64%
Russell 1000® Value Index	14.13%	29.25%	10.29%	11.22%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$211,979,128
Number of Portfolio Holdings	76
Total Advisory Fee	$1,149,339
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.3%
Money Market Funds	3.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	1.8%
Collateral for Securities Loaned	1.9%
Utilities	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Materials	6.3%
Energy	6.8%
Consumer Discretionary	8.4%
Communications	9.5%
Technology	9.7%
Health Care	11.2%
Industrials	17.5%
Financials	19.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.5%
JPMorgan Chase & Company	3.5%
Amazon.com, Inc.	2.9%
Micron Technology, Inc.	2.6%
Exxon Mobil Corporation	2.3%
Cisco Systems, Inc.	2.3%
RTX Corporation	2.2%
Parker-Hannifin Corporation	2.2%
Linde PLC	2.1%
Bank of America Corporation	2.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Large Cap Value Fund - Class A (DALVX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DALVX

Dunham Large Cap Value Fund

Class C (DCLVX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a value style contributed to Fund performance relative to the overall market over the first half of the fiscal year. Large cap value companies, as measured by the Russell 1000 Value Index, increased 14.1 percent over the fiscal period. This performance outpaced the broader US equity markets represented by the S&P 500 Index, which rose 6 percent over the same period. However, when looking at all value stocks across both large and small capitalization companies, large value stocks underperformed small value stocks for the first half of the fiscal year.

Stock selection yielded mixed results over the first half of the fiscal year. The Fund maintains a concentrated portfolio, resulting in performance within each sector that significantly differed from the benchmark – some positive and some negative, yet overall reflecting similar outcomes directionally.

Individual positions that positively/negatively impacted relative Fund performance. Micron Technology, Inc. (MU) (holding weight*: 2.61 percent), positively contributed to Fund performance, as the position gained 131.3 percent over the fiscal period. DuPont de Nemours, Inc. (DD) (holding weight*: 0.47 percent), negatively contributed to Fund performance, as the position lost 43.6 percent over the first half of the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 4/30/2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Large Cap Value Fund - Class C	S&P 500® Index	Russell 1000® Value Index	Morningstar US Large-Mid Cap Broad Value Index	Morningstar Large Cap Value Category
Apr-2016	$10,000	$10,000	$10,000	$9,998	$10,000
Apr-2017	$11,245	$11,792	$11,655	$11,785	$11,577
Apr-2018	$12,179	$13,356	$12,530	$12,862	$12,677
Apr-2019	$12,960	$15,158	$13,665	$14,200	$13,616
Apr-2020	$11,550	$15,289	$12,160	$13,076	$12,036
Apr-2021	$16,504	$22,320	$17,745	$18,921	$17,545
Apr-2022	$16,805	$22,367	$17,979	$19,690	$18,086
Apr-2023	$16,785	$22,963	$18,197	$20,194	$18,359
Apr-2024	$18,983	$28,167	$20,639	$23,480	$21,004
Apr-2025	$19,938	$31,574	$22,404	$25,648	$22,567
Apr-2026	$25,839	$41,379	$28,958	$32,867	$28,436

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Large-Mid Cap Broad Value Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	11.46%	29.59%	9.38%	9.96%
Morningstar Large Cap Value Category	11.38%	26.00%	10.14%	11.02%
Morningstar US Large-Mid Cap Broad Value Index	9.11%	28.13%	11.68%	12.64%
Russell 1000® Value Index	14.13%	29.25%	10.29%	11.22%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$211,979,128
Number of Portfolio Holdings	76
Total Advisory Fee	$1,149,339
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.3%
Money Market Funds	3.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	1.8%
Collateral for Securities Loaned	1.9%
Utilities	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Materials	6.3%
Energy	6.8%
Consumer Discretionary	8.4%
Communications	9.5%
Technology	9.7%
Health Care	11.2%
Industrials	17.5%
Financials	19.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.5%
JPMorgan Chase & Company	3.5%
Amazon.com, Inc.	2.9%
Micron Technology, Inc.	2.6%
Exxon Mobil Corporation	2.3%
Cisco Systems, Inc.	2.3%
RTX Corporation	2.2%
Parker-Hannifin Corporation	2.2%
Linde PLC	2.1%
Bank of America Corporation	2.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Large Cap Value Fund - Class C (DCLVX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCLVX

Dunham Large Cap Value Fund

Class N (DNLVX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$67	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to large capitalization stocks with a value style contributed to Fund performance relative to the overall market over the first half of the fiscal year. Large cap value companies, as measured by the Russell 1000 Value Index, increased 14.1 percent over the fiscal period. This performance outpaced the broader US equity markets represented by the S&P 500 Index, which rose 6 percent over the same period. However, when looking at all value stocks across both large and small capitalization companies, large value stocks underperformed small value stocks for the first half of the fiscal year.

Stock selection yielded mixed results over the first half of the fiscal year. The Fund maintains a concentrated portfolio, resulting in performance within each sector that significantly differed from the benchmark – some positive and some negative, yet overall reflecting similar outcomes directionally.

Individual positions that positively/negatively impacted relative Fund performance. Micron Technology, Inc. (MU) (holding weight*: 2.61 percent), positively contributed to Fund performance, as the position gained 131.3 percent over the fiscal period. DuPont de Nemours, Inc. (DD) (holding weight*: 0.47 percent), negatively contributed to Fund performance, as the position lost 43.6 percent over the first half of the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 4/30/2026.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham Large Cap Value Fund - Class N	S&P 500® Index	Russell 1000® Value Index	Morningstar US Large-Mid Cap Broad Value Index	Morningstar Large Cap Value Category
Apr-2016	$100,000	$100,000	$100,000	$99,999	$100,000
Apr-2017	$113,572	$117,918	$116,551	$117,872	$115,766
Apr-2018	$124,268	$133,562	$125,296	$128,638	$126,768
Apr-2019	$133,572	$151,585	$136,651	$142,018	$136,158
Apr-2020	$120,235	$152,893	$121,602	$130,775	$120,362
Apr-2021	$173,607	$223,196	$177,447	$189,243	$175,448
Apr-2022	$178,466	$223,672	$179,786	$196,932	$180,857
Apr-2023	$180,025	$229,631	$181,967	$201,974	$183,592
Apr-2024	$205,613	$281,669	$206,390	$234,838	$210,040
Apr-2025	$218,220	$315,741	$224,037	$256,521	$225,669
Apr-2026	$285,616	$413,787	$289,578	$328,724	$284,363

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Large-Mid Cap Broad Value Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	12.01%	30.88%	10.47%	11.07%
Morningstar Large Cap Value Category	11.38%	26.00%	10.14%	11.02%
Morningstar US Large-Mid Cap Broad Value Index	9.11%	28.13%	11.68%	12.64%
Russell 1000® Value Index	14.13%	29.25%	10.29%	11.22%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$211,979,128
Number of Portfolio Holdings	76
Total Advisory Fee	$1,149,339
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.3%
Money Market Funds	3.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	1.8%
Collateral for Securities Loaned	1.9%
Utilities	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Materials	6.3%
Energy	6.8%
Consumer Discretionary	8.4%
Communications	9.5%
Technology	9.7%
Health Care	11.2%
Industrials	17.5%
Financials	19.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.5%
JPMorgan Chase & Company	3.5%
Amazon.com, Inc.	2.9%
Micron Technology, Inc.	2.6%
Exxon Mobil Corporation	2.3%
Cisco Systems, Inc.	2.3%
RTX Corporation	2.2%
Parker-Hannifin Corporation	2.2%
Linde PLC	2.1%
Bank of America Corporation	2.0%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Large Cap Value Fund - Class N (DNLVX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNLVX

Dunham Long/Short Credit Fund

Class A (DAAIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the first six months of the fiscal year. The core long positions were the largest source of positive performance, with gains driven by short duration credits.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.75 years. This exposure was a tailwind to positive Fund Performance over the first half of the fiscal year, as the yield on the 10-year US Treasury rose 29 basis points to 4.29 percent.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the first half of the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 2.3 percent, as measured by the ICE BofA US Cash Pay High Yield Index, over the fiscal six-month period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Long/Short Credit Fund - Class A	Dunham Long/Short Credit Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	Morningstar Nontraditional Bond Category
Apr-2016	$10,000	$9,422	$10,000	$10,000	$10,000
Apr-2017	$10,929	$10,298	$10,083	$10,340	$10,532
Apr-2018	$11,838	$11,153	$10,051	$10,772	$10,794
Apr-2019	$12,894	$12,149	$10,582	$11,330	$11,028
Apr-2020	$13,241	$12,475	$11,730	$11,904	$10,698
Apr-2021	$14,139	$13,322	$11,698	$12,275	$11,861
Apr-2022	$14,060	$13,247	$10,703	$12,652	$11,446
Apr-2023	$13,729	$12,935	$10,657	$13,391	$11,371
Apr-2024	$14,436	$13,601	$10,500	$14,515	$12,066
Apr-2025	$15,003	$14,136	$11,343	$15,663	$12,730
Apr-2026	$15,518	$14,621	$11,803	$16,756	$13,413

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	1.23%	3.43%	1.88%	4.49%
Class A With Load	-4.54%	-2.47%	0.68%	3.87%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	3.24%	6.98%	6.42%	5.30%
Morningstar Nontraditional Bond Category	1.19%	5.37%	2.49%	2.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$324,218,239
Number of Portfolio Holdings	88
Total Advisory Fee	$1,014,828
Portfolio Turnover	136%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.8%
Money Market Funds	2.7%
Municipal Bonds	0.8%
U.S. Government & Agencies	59.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	15.3%
Consumer Staples	0.4%
Education	0.8%
Health Care	0.8%
Real Estate	0.8%
Collateral for Securities Loaned	0.9%
Energy	1.2%
Industrials	1.8%
Money Market Funds	1.9%
Materials	2.1%
Utilities	2.5%
Technology	2.5%
Communications	3.9%
Consumer Discretionary	6.3%
Financials	15.7%
U.S. Treasury Obligations	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 07/09/26	13.5%
United States Treasury Bill, 0.000%, 06/11/26	12.9%
U.S. Treasury Bill, 0.000%, 09/10/26	12.5%
United States Treasury Bill, 0.000%, 05/05/26	11.8%
United States Treasury Note, 4.625%, 11/15/55	3.0%
United States Treasury Note, 4.250%, 03/31/33	2.1%
United States Treasury Note, 3.875%, 03/31/31	2.1%
First American Government Obligations Fund, Class X	1.9%
Vistra Operations Company, LLC, 4.300%, 10/15/28	1.5%
Ally Financial, Inc., 7.100%, 05/15/76	1.5%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Long/Short Credit Fund - Class A (DAAIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAAIX

Dunham Long/Short Credit Fund

Class C (DCAIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the first six months of the fiscal year. The core long positions were the largest source of positive performance, with gains driven by short duration credits.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.75 years. This exposure was a tailwind to positive Fund Performance over the first half of the fiscal year, as the yield on the 10-year US Treasury rose 29 basis points to 4.29 percent.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the first half of the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 2.3 percent, as measured by the ICE BofA US Cash Pay High Yield Index, over the fiscal six-month period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Long/Short Credit Fund - Class C	Bloomberg U.S. Aggregate Bond Index	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	Morningstar Nontraditional Bond Category
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,839	$10,083	$10,340	$10,532
Apr-2018	$11,657	$10,051	$10,772	$10,794
Apr-2019	$12,601	$10,582	$11,330	$11,028
Apr-2020	$12,844	$11,730	$11,904	$10,698
Apr-2021	$13,616	$11,698	$12,275	$11,861
Apr-2022	$13,428	$10,703	$12,652	$11,446
Apr-2023	$13,018	$10,657	$13,391	$11,371
Apr-2024	$13,587	$10,500	$14,515	$12,066
Apr-2025	$14,011	$11,343	$15,663	$12,730
Apr-2026	$14,379	$11,803	$16,756	$13,413

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	0.69%	2.62%	1.10%	3.70%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	3.24%	6.98%	6.42%	5.30%
Morningstar Nontraditional Bond Category	1.19%	5.37%	2.49%	2.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$324,218,239
Number of Portfolio Holdings	88
Total Advisory Fee	$1,014,828
Portfolio Turnover	136%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.8%
Money Market Funds	2.7%
Municipal Bonds	0.8%
U.S. Government & Agencies	59.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	15.3%
Consumer Staples	0.4%
Education	0.8%
Health Care	0.8%
Real Estate	0.8%
Collateral for Securities Loaned	0.9%
Energy	1.2%
Industrials	1.8%
Money Market Funds	1.9%
Materials	2.1%
Utilities	2.5%
Technology	2.5%
Communications	3.9%
Consumer Discretionary	6.3%
Financials	15.7%
U.S. Treasury Obligations	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 07/09/26	13.5%
United States Treasury Bill, 0.000%, 06/11/26	12.9%
U.S. Treasury Bill, 0.000%, 09/10/26	12.5%
United States Treasury Bill, 0.000%, 05/05/26	11.8%
United States Treasury Note, 4.625%, 11/15/55	3.0%
United States Treasury Note, 4.250%, 03/31/33	2.1%
United States Treasury Note, 3.875%, 03/31/31	2.1%
First American Government Obligations Fund, Class X	1.9%
Vistra Operations Company, LLC, 4.300%, 10/15/28	1.5%
Ally Financial, Inc., 7.100%, 05/15/76	1.5%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Long/Short Credit Fund - Class C (DCAIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCAIX

Dunham Long/Short Credit Fund

Class N (DNAIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the first six months of the fiscal year. The core long positions were the largest source of positive performance, with gains driven by short duration credits.

The Sub-Adviser continued to implement its interest rate hedging strategy, which resulted in an overall duration of approximately 0.75 years.. This exposure was a tailwind to positive Fund Performance over the first half of the fiscal year, as the yield on the 10-year US Treasury rose 29 basis points to 4.29 percent.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the first half of the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 2.3 percent, as measured by the ICE BofA US Cash Pay High Yield Index, over the fiscal six-month period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham Long/Short Credit Fund - Class N	Bloomberg U.S. Aggregate Bond Index	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	Morningstar Nontraditional Bond Category
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$109,445	$100,829	$103,398	$105,321
Apr-2018	$118,805	$100,507	$107,713	$107,935
Apr-2019	$129,794	$105,824	$113,295	$110,279
Apr-2020	$133,621	$117,297	$119,040	$106,981
Apr-2021	$143,001	$116,984	$122,744	$118,607
Apr-2022	$142,551	$107,026	$126,518	$114,459
Apr-2023	$139,552	$106,569	$133,903	$113,710
Apr-2024	$147,085	$105,004	$145,141	$120,662
Apr-2025	$153,409	$113,426	$156,627	$127,297
Apr-2026	$158,871	$118,027	$167,553	$134,131

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	1.24%	3.56%	2.13%	4.74%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	3.24%	6.98%	6.42%	5.30%
Morningstar Nontraditional Bond Category	1.19%	5.37%	2.49%	2.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$324,218,239
Number of Portfolio Holdings	88
Total Advisory Fee	$1,014,828
Portfolio Turnover	136%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.8%
Money Market Funds	2.7%
Municipal Bonds	0.8%
U.S. Government & Agencies	59.7%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	15.3%
Consumer Staples	0.4%
Education	0.8%
Health Care	0.8%
Real Estate	0.8%
Collateral for Securities Loaned	0.9%
Energy	1.2%
Industrials	1.8%
Money Market Funds	1.9%
Materials	2.1%
Utilities	2.5%
Technology	2.5%
Communications	3.9%
Consumer Discretionary	6.3%
Financials	15.7%
U.S. Treasury Obligations	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 07/09/26	13.5%
United States Treasury Bill, 0.000%, 06/11/26	12.9%
U.S. Treasury Bill, 0.000%, 09/10/26	12.5%
United States Treasury Bill, 0.000%, 05/05/26	11.8%
United States Treasury Note, 4.625%, 11/15/55	3.0%
United States Treasury Note, 4.250%, 03/31/33	2.1%
United States Treasury Note, 3.875%, 03/31/31	2.1%
First American Government Obligations Fund, Class X	1.9%
Vistra Operations Company, LLC, 4.300%, 10/15/28	1.5%
Ally Financial, Inc., 7.100%, 05/15/76	1.5%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Long/Short Credit Fund - Class N (DNAIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNAIX

Dunham Monthly Distribution Fund

Class A (DAMDX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	2.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Merger news in the energy sector generally saw some tightening in merger spreads, benefiting the Fund. The Fund had exposure to multiple acquisitions within the energy sector, which generally saw positive progression in their respective merger processes. This caused the spread on those mergers to tighten, which benefited the Fund during the six-month period ended April 30, 2026.

The Fund continued to have a meaningful exposure to a prominent railway company merger, which detracted from Fund performance during the six-month period ended April 30, 2026. Although the merger deal appears to still be on track to close, recent regulatory requests have put into question how much longer the deal may take. Therefore, investors became wary of not only the potential for more hurdles but also the delayed timeline’s effect on the annualized spread.

Completed deals during the six-month period contributed positively to Fund performance and allowed for capital deployment into new opportunities. The Fund experienced some successful deal completions during the six-month period ended April 30, 2026. This led to merger spreads being realized and proceeds being made available to take advantage of new deals as well as making weighting adjustments to existing deal exposures within the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Monthly Distribution Fund - Class A	Dunham Monthly Distribution Fund - Class A- with load	S&P 500® Index	S&P Merger Arbitrage Total Return Local Currency Index	Morningstar Event Driven Category
Apr-2016	$10,000	$9,424	$10,000	$10,000	$10,000
Apr-2017	$10,564	$9,956	$11,792	$9,769	$10,564
Apr-2018	$10,624	$10,012	$13,356	$9,813	$10,695
Apr-2019	$11,066	$10,429	$15,158	$10,652	$11,448
Apr-2020	$10,876	$10,250	$15,289	$11,010	$11,336
Apr-2021	$11,602	$10,934	$22,320	$11,836	$13,094
Apr-2022	$11,178	$10,535	$22,367	$12,039	$12,928
Apr-2023	$11,418	$10,760	$22,963	$11,685	$13,048
Apr-2024	$11,754	$11,077	$28,167	$12,524	$13,569
Apr-2025	$12,707	$11,975	$31,574	$13,556	$14,378
Apr-2026	$13,675	$12,888	$41,379	$15,269	$15,697

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	3.36%	7.62%	3.34%	3.18%
Class A With Load	-2.59%	1.42%	2.13%	2.57%
Morningstar Event Driven Category	3.10%	9.17%	3.69%	4.61%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%
S&P Merger Arbitrage Total Return Local Currency Index	4.54%	12.64%	5.23%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$284,006,373
Number of Portfolio Holdings	99
Total Advisory Fee	$880,911
Portfolio Turnover	171%

Asset Weighting (% of total investments)*

Table Summary
Value	Value
Closed End Funds	1.9%
Common Stocks	134.5%
Money Market Funds	19.1%
Right	0.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.6%
Materials	3.2%
Consumer Staples	3.0%
Energy	6.3%
Equity	1.1%
Consumer Discretionary	2.5%
Collateral for Securities Loaned	3.1%
Communications	5.7%
Industrials	11.3%
Technology	8.3%
Health Care	7.5%
Money Market Funds	7.8%
Utilities	17.0%
Financials	11.2%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Northwestern Energy Group, Inc.	5.0%
Webster Financial Corporation	4.6%
Norfolk Southern Corporation	4.3%
TXNM Energy, Inc.	4.3%
Essential Utilities, Inc.	3.9%
Chart Industries, Inc.	3.9%
Schroders plc	3.8%
AES Corporation (The)	3.7%
Coterra Energy, Inc.	3.3%
NCR Atleos Corporation	3.3%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Currency Contracts	27.9%
Real Estate	-0.6%
Communications	-1.9%
Technology	-1.9%
Financials	-2.4%
Consumer Staples	-2.5%
Materials	-2.9%
Industrials	-4.9%
Energy	-5.6%
Utilities	-9.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Monthly Distribution Fund - Class A (DAMDX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAMDX

Dunham Monthly Distribution Fund

Class C (DCMDX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	2.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Merger news in the energy sector generally saw some tightening in merger spreads, benefiting the Fund. The Fund had exposure to multiple acquisitions within the energy sector, which generally saw positive progression in their respective merger processes. This caused the spread on those mergers to tighten, which benefited the Fund during the six-month period ended April 30, 2026.

The Fund continued to have a meaningful exposure to a prominent railway company merger, which detracted from Fund performance during the six-month period ended April 30, 2026. Although the merger deal appears to still be on track to close, recent regulatory requests have put into question how much longer the deal may take. Therefore, investors became wary of not only the potential for more hurdles but also the delayed timeline’s effect on the annualized spread.

Completed deals during the six-month period contributed positively to Fund performance and allowed for capital deployment into new opportunities. The Fund experienced some successful deal completions during the six-month period ended April 30, 2026. This led to merger spreads being realized and proceeds being made available to take advantage of new deals as well as making weighting adjustments to existing deal exposures within the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Monthly Distribution Fund - Class C	S&P 500® Index	S&P Merger Arbitrage Total Return Local Currency Index	Morningstar Event Driven Category
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,485	$11,792	$9,769	$10,564
Apr-2018	$10,465	$13,356	$9,813	$10,695
Apr-2019	$10,820	$15,158	$10,652	$11,448
Apr-2020	$10,554	$15,289	$11,010	$11,336
Apr-2021	$11,172	$22,320	$11,836	$13,094
Apr-2022	$10,688	$22,367	$12,039	$12,928
Apr-2023	$10,836	$22,963	$11,685	$13,048
Apr-2024	$11,070	$28,167	$12,524	$13,569
Apr-2025	$11,878	$31,574	$13,556	$14,378
Apr-2026	$12,684	$41,379	$15,269	$15,697

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	2.96%	6.79%	2.57%	2.41%
Morningstar Event Driven Category	3.10%	9.17%	3.69%	4.61%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%
S&P Merger Arbitrage Total Return Local Currency Index	4.54%	12.64%	5.23%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$284,006,373
Number of Portfolio Holdings	99
Total Advisory Fee	$880,911
Portfolio Turnover	171%

Asset Weighting (% of total investments)*

Table Summary
Value	Value
Closed End Funds	1.9%
Common Stocks	134.5%
Money Market Funds	19.1%
Right	0.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.6%
Materials	3.2%
Consumer Staples	3.0%
Energy	6.3%
Equity	1.1%
Consumer Discretionary	2.5%
Collateral for Securities Loaned	3.1%
Communications	5.7%
Industrials	11.3%
Technology	8.3%
Health Care	7.5%
Money Market Funds	7.8%
Utilities	17.0%
Financials	11.2%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Northwestern Energy Group, Inc.	5.0%
Webster Financial Corporation	4.6%
Norfolk Southern Corporation	4.3%
TXNM Energy, Inc.	4.3%
Essential Utilities, Inc.	3.9%
Chart Industries, Inc.	3.9%
Schroders plc	3.8%
AES Corporation (The)	3.7%
Coterra Energy, Inc.	3.3%
NCR Atleos Corporation	3.3%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Currency Contracts	27.9%
Real Estate	-0.6%
Communications	-1.9%
Technology	-1.9%
Financials	-2.4%
Consumer Staples	-2.5%
Materials	-2.9%
Industrials	-4.9%
Energy	-5.6%
Utilities	-9.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Monthly Distribution Fund - Class C (DCMDX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCMDX

Dunham Monthly Distribution Fund

Class N (DNMDX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$90	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Merger news in the energy sector generally saw some tightening in merger spreads, benefiting the Fund. The Fund had exposure to multiple acquisitions within the energy sector, which generally saw positive progression in their respective merger processes. This caused the spread on those mergers to tighten, which benefited the Fund during the six-month period ended April 30, 2026.

The Fund continued to have a meaningful exposure to a prominent railway company merger, which detracted from Fund performance during the six-month period ended April 30, 2026. Although the merger deal appears to still be on track to close, recent regulatory requests have put into question how much longer the deal may take. Therefore, investors became wary of not only the potential for more hurdles but also the delayed timeline’s effect on the annualized spread.

Completed deals during the six-month period contributed positively to Fund performance and allowed for capital deployment into new opportunities. The Fund experienced some successful deal completions during the six-month period ended April 30, 2026. This led to merger spreads being realized and proceeds being made available to take advantage of new deals as well as making weighting adjustments to existing deal exposures within the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham Monthly Distribution Fund - Class N	S&P 500® Index	S&P Merger Arbitrage Total Return Local Currency Index	Morningstar Event Driven Category
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$105,889	$117,918	$97,692	$105,640
Apr-2018	$106,768	$133,562	$98,133	$106,948
Apr-2019	$111,491	$151,585	$106,525	$114,484
Apr-2020	$109,833	$152,893	$110,102	$113,363
Apr-2021	$117,442	$223,196	$118,363	$130,941
Apr-2022	$113,465	$223,672	$120,392	$129,275
Apr-2023	$116,191	$229,631	$116,858	$130,477
Apr-2024	$119,917	$281,669	$125,248	$135,694
Apr-2025	$129,975	$315,741	$135,565	$143,775
Apr-2026	$140,211	$413,787	$152,698	$156,970

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	3.52%	7.88%	3.61%	3.44%
Morningstar Event Driven Category	3.10%	9.17%	3.69%	4.61%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%
S&P Merger Arbitrage Total Return Local Currency Index	4.54%	12.64%	5.23%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$284,006,373
Number of Portfolio Holdings	99
Total Advisory Fee	$880,911
Portfolio Turnover	171%

Asset Weighting (% of total investments)*

Table Summary
Value	Value
Closed End Funds	1.9%
Common Stocks	134.5%
Money Market Funds	19.1%
Right	0.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.6%
Materials	3.2%
Consumer Staples	3.0%
Energy	6.3%
Equity	1.1%
Consumer Discretionary	2.5%
Collateral for Securities Loaned	3.1%
Communications	5.7%
Industrials	11.3%
Technology	8.3%
Health Care	7.5%
Money Market Funds	7.8%
Utilities	17.0%
Financials	11.2%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Northwestern Energy Group, Inc.	5.0%
Webster Financial Corporation	4.6%
Norfolk Southern Corporation	4.3%
TXNM Energy, Inc.	4.3%
Essential Utilities, Inc.	3.9%
Chart Industries, Inc.	3.9%
Schroders plc	3.8%
AES Corporation (The)	3.7%
Coterra Energy, Inc.	3.3%
NCR Atleos Corporation	3.3%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Currency Contracts	27.9%
Real Estate	-0.6%
Communications	-1.9%
Technology	-1.9%
Financials	-2.4%
Consumer Staples	-2.5%
Materials	-2.9%
Industrials	-4.9%
Energy	-5.6%
Utilities	-9.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Monthly Distribution Fund - Class N (DNMDX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNMDX

Dunham Real Estate Stock Fund

Class A (DAREX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Country selection aided in overall Fund performance over the most recent six-month period ended April 30, 2026. In all, the Fund's roughly 25 percent allocation to real estate markets abroad positively contributed to relative Fund performance. In particular, an underweight to Japan and Hong Kong outweighed negative contributions from an overweight to Australia and Singapore. Similarly, the Fund's roughly 75 percent allocation to North American real estate markets also enhanced Fund returns from an absolute perspective, as the domestic real estate market generally outpaced international real estate markets.

Sector allocation was the main driver of relative Fund performance over the first half of the fiscal year. An underweight to single-family residential REITs and an overweight to specialized REITs were two primary drivers of performance from a sector allocation perspective. Conversely, an underweight to data center REITs, along with an overweight to multi-family residential REITs, negatively impacted the Fund's relative performance, although not enough to offset the positive contributions from overall sector allocation decisions.

Security selection positively impacted relative Fund performance. Strong security selection among self-storage REITs, multi-family residential REITs, and Industrial REITs positively contributed to relative Fund performance. More than offsetting the negative impact of security selection within office REITs and health care REITs.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Real Estate Stock Fund - Class A
Dunham Real Estate Stock Fund - Class A- with load
S&P 500® Index
Dow Jones US Real Estate Index
Morningstar Global Real Estate Category
Dow Jones Global Select REIT Total Return Net Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$41,379
$18,747
$14,677
$14,120
$12,998
$12,248
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Real Estate Stock Fund - Class A	Dunham Real Estate Stock Fund - Class A- with load	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Global Real Estate Category	Dow Jones Global Select REIT Total Return Net Index
Apr-2016	$10,000	$9,423	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,469	$9,865	$11,792	$10,801	$10,230	$10,040
Apr-2018	$10,119	$9,535	$13,356	$10,783	$11,025	$10,129
Apr-2019	$11,802	$11,121	$15,158	$12,839	$11,784	$11,257
Apr-2020	$11,915	$11,228	$15,289	$11,664	$10,077	$9,052
Apr-2021	$16,592	$15,634	$22,320	$15,587	$13,435	$12,207
Apr-2022	$14,204	$13,384	$22,367	$16,715	$13,334	$12,984
Apr-2023	$10,646	$10,032	$22,963	$14,277	$11,401	$10,889
Apr-2024	$10,870	$10,243	$28,167	$14,187	$11,344	$10,711
Apr-2025	$11,388	$10,731	$31,574	$16,652	$12,624	$12,075
Apr-2026	$12,998	$12,248	$41,379	$18,747	$14,677	$14,120

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	11.14%	14.14%	-4.77%	2.66%
Class A With Load	4.79%	7.60%	-5.89%	2.05%
Dow Jones Global Select REIT Total Return Net Index	11.10%	16.93%	2.95%	3.51%
Dow Jones US Real Estate Index	10.15%	12.58%	3.76%	6.49%
Morningstar Global Real Estate Category	9.20%	16.27%	1.78%	3.91%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$71,665,683
Number of Portfolio Holdings	44
Total Advisory Fee	$207,926
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.0%
Money Market Funds	13.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.2%
Communications	0.6%
Money Market Funds	0.7%
Health Care	1.5%
Collateral for Securities Loaned	14.2%
Real Estate	97.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.6%
Equinix, Inc.	8.5%
Simon Property Group, Inc.	5.1%
American Healthcare REIT, Inc.	4.6%
First Industrial Realty Trust, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Agree Realty Corporation	3.3%
Independence Realty Trust, Inc.	3.2%
Essential Properties Realty Trust, Inc.	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Real Estate Stock Fund - Class A (DAREX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DAREX

Dunham Real Estate Stock Fund

Class C (DCREX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	2.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Country selection aided in overall Fund performance over the most recent six-month period ended April 30, 2026. In all, the Fund's roughly 25 percent allocation to real estate markets abroad positively contributed to relative Fund performance. In particular, an underweight to Japan and Hong Kong outweighed negative contributions from an overweight to Australia and Singapore. Similarly, the Fund's roughly 75 percent allocation to North American real estate markets also enhanced Fund returns from an absolute perspective, as the domestic real estate market generally outpaced international real estate markets.

Sector allocation was the main driver of relative Fund performance over the first half of the fiscal year. An underweight to single-family residential REITs and an overweight to specialized REITs were two primary drivers of performance from a sector allocation perspective. Conversely, an underweight to data center REITs, along with an overweight to multi-family residential REITs, negatively impacted the Fund's relative performance, although not enough to offset the positive contributions from overall sector allocation decisions.

Security selection positively impacted relative Fund performance. Strong security selection among self-storage REITs, multi-family residential REITs, and Industrial REITs positively contributed to relative Fund performance. More than offsetting the negative impact of security selection within office REITs and health care REITs.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Real Estate Stock Fund - Class C
S&P 500® Index
Dow Jones US Real Estate Index
Morningstar Global Real Estate Category
Dow Jones Global Select REIT Total Return Net Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$41,379
$18,747
$14,677
$14,120
$12,056
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Real Estate Stock Fund - Class C	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Global Real Estate Category	Dow Jones Global Select REIT Total Return Net Index
Apr-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,390	$11,792	$10,801	$10,230	$10,040
Apr-2018	$9,965	$13,356	$10,783	$11,025	$10,129
Apr-2019	$11,538	$15,158	$12,839	$11,784	$11,257
Apr-2020	$11,558	$15,289	$11,664	$10,077	$9,052
Apr-2021	$15,976	$22,320	$15,587	$13,435	$12,207
Apr-2022	$13,569	$22,367	$16,715	$13,334	$12,984
Apr-2023	$10,092	$22,963	$14,277	$11,401	$10,889
Apr-2024	$10,228	$28,167	$14,187	$11,344	$10,711
Apr-2025	$10,637	$31,574	$16,652	$12,624	$12,075
Apr-2026	$12,056	$41,379	$18,747	$14,677	$14,120

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	10.79%	13.34%	-5.47%	1.89%
Dow Jones Global Select REIT Total Return Net Index	11.10%	16.93%	2.95%	3.51%
Dow Jones US Real Estate Index	10.15%	12.58%	3.76%	6.49%
Morningstar Global Real Estate Category	9.20%	16.27%	1.78%	3.91%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$71,665,683
Number of Portfolio Holdings	44
Total Advisory Fee	$207,926
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.0%
Money Market Funds	13.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.2%
Communications	0.6%
Money Market Funds	0.7%
Health Care	1.5%
Collateral for Securities Loaned	14.2%
Real Estate	97.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.6%
Equinix, Inc.	8.5%
Simon Property Group, Inc.	5.1%
American Healthcare REIT, Inc.	4.6%
First Industrial Realty Trust, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Agree Realty Corporation	3.3%
Independence Realty Trust, Inc.	3.2%
Essential Properties Realty Trust, Inc.	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Real Estate Stock Fund - Class C (DCREX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCREX

Dunham Real Estate Stock Fund

Class N (DNREX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$71	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Country selection aided in overall Fund performance over the most recent six-month period ended April 30, 2026. In all, the Fund's roughly 25 percent allocation to real estate markets abroad positively contributed to relative Fund performance. In particular, an underweight to Japan and Hong Kong outweighed negative contributions from an overweight to Australia and Singapore. Similarly, the Fund's roughly 75 percent allocation to North American real estate markets also enhanced Fund returns from an absolute perspective, as the domestic real estate market generally outpaced international real estate markets.

Sector allocation was the main driver of relative Fund performance over the first half of the fiscal year. An underweight to single-family residential REITs and an overweight to specialized REITs were two primary drivers of performance from a sector allocation perspective. Conversely, an underweight to data center REITs, along with an overweight to multi-family residential REITs, negatively impacted the Fund's relative performance, although not enough to offset the positive contributions from overall sector allocation decisions.

Security selection positively impacted relative Fund performance. Strong security selection among self-storage REITs, multi-family residential REITs, and Industrial REITs positively contributed to relative Fund performance. More than offsetting the negative impact of security selection within office REITs and health care REITs.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Real Estate Stock Fund - Class N
S&P 500® Index
Dow Jones US Real Estate Index
Morningstar Global Real Estate Category
Dow Jones Global Select REIT Total Return Net Index
$428,000
$360,000
$292,000
$224,000
$156,000
$88,000
$413,787
$187,471
$146,774
$141,200
$133,175
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham Real Estate Stock Fund - Class N	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Global Real Estate Category	Dow Jones Global Select REIT Total Return Net Index
Apr-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2017	$104,926	$117,918	$108,015	$102,296	$100,402
Apr-2018	$101,657	$133,562	$107,834	$110,247	$101,288
Apr-2019	$118,856	$151,585	$128,387	$117,836	$112,565
Apr-2020	$120,319	$152,893	$116,641	$100,769	$90,520
Apr-2021	$167,965	$223,196	$155,872	$134,347	$122,066
Apr-2022	$144,122	$223,672	$167,151	$133,342	$129,838
Apr-2023	$108,261	$229,631	$142,771	$114,005	$108,888
Apr-2024	$110,795	$281,669	$141,868	$113,436	$107,105
Apr-2025	$116,351	$315,741	$166,520	$126,238	$120,754
Apr-2026	$133,175	$413,787	$187,471	$146,774	$141,200

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	11.27%	14.46%	-4.54%	2.91%
Dow Jones Global Select REIT Total Return Net Index	11.10%	16.93%	2.95%	3.51%
Dow Jones US Real Estate Index	10.15%	12.58%	3.76%	6.49%
Morningstar Global Real Estate Category	9.20%	16.27%	1.78%	3.91%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$71,665,683
Number of Portfolio Holdings	44
Total Advisory Fee	$207,926
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.0%
Money Market Funds	13.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.2%
Communications	0.6%
Money Market Funds	0.7%
Health Care	1.5%
Collateral for Securities Loaned	14.2%
Real Estate	97.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.6%
Equinix, Inc.	8.5%
Simon Property Group, Inc.	5.1%
American Healthcare REIT, Inc.	4.6%
First Industrial Realty Trust, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Agree Realty Corporation	3.3%
Independence Realty Trust, Inc.	3.2%
Essential Properties Realty Trust, Inc.	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Real Estate Stock Fund - Class N (DNREX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNREX

Dunham Small Cap Growth Fund

Class A (DADGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a growth style generally contributed to performance relative to the overall market during the first half of the fiscal year. Small cap growth companies, as measured by the Russell 2000 Growth Index, rose 9.3 percent over the fiscal period. Meanwhile, the broader US equity markets represented by the S&P 500 Index, added 6 percent over the same period. Similarly, when looking at all growth stocks across both small and large capitalization companies, small growth stocks outperformed large growth stocks for the first half of the fiscal year.

Security selection strongly contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the industrials, energy, and information technology sectors positively impacted the Fund's relative performance. This largely outweighed the detraction from stock selection within the health care and consumer staples sector.

Sector allocation positively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the materials and overweight to cash hurt Fund performance. Conversely, an overweight to the industrials sector and underweight to the health care sector strongly contributed to relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Small Cap Growth Fund - Class A	Dunham Small Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 2000® Growth Index	Morningstar US Small Cap Broad Growth Extended Index	Morningstar Small Cap Growth Category
Apr-2016	$10,000	$9,428	$10,000	$10,000	$10,001	$10,000
Apr-2017	$12,206	$11,507	$11,792	$12,406	$12,222	$12,289
Apr-2018	$15,192	$14,323	$13,356	$14,466	$14,079	$14,315
Apr-2019	$17,619	$16,611	$15,158	$15,465	$15,387	$15,906
Apr-2020	$16,489	$15,546	$15,289	$14,040	$13,740	$14,576
Apr-2021	$31,808	$29,988	$22,320	$23,749	$23,330	$25,399
Apr-2022	$21,700	$20,458	$22,367	$17,469	$17,886	$19,730
Apr-2023	$22,085	$20,822	$22,963	$17,595	$17,594	$19,037
Apr-2024	$24,429	$23,032	$28,167	$19,775	$20,138	$21,368
Apr-2025	$24,584	$23,177	$31,574	$20,253	$20,847	$21,646
Apr-2026	$36,066	$34,003	$41,379	$28,889	$28,401	$28,725

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund has added Morningstar US Small Cap Broad Growth Extended Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	15.14%	46.71%	2.54%	13.69%
Class A With Load	8.52%	38.29%	1.34%	13.02%
Morningstar Small Cap Growth Category	9.15%	32.71%	2.49%	11.13%
Morningstar US Small Cap Broad Growth Extended Index	9.60%	36.25%	4.01%	11.00%
Russell 2000® Growth Index	9.29%	42.64%	4.00%	11.19%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$86,368,890
Number of Portfolio Holdings	110
Total Advisory Fee	$270,120
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.0%
Money Market Funds	18.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Industrials
29.8%
Technology
24.4%
Collateral for Securities Loaned
18.1%
Health Care
12.2%
Financials
10.0%
Consumer Discretionary
9.7%
Materials
4.9%
Energy
3.3%
Money Market Funds
3.0%
Consumer Staples
2.1%
Liabilities in Excess of Other Assets
-17.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.4%
Consumer Staples	2.1%
Money Market Funds	3.0%
Energy	3.3%
Materials	4.9%
Consumer Discretionary	9.7%
Financials	10.0%
Health Care	12.2%
Collateral for Securities Loaned	18.1%
Technology	24.4%
Industrials	29.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ESCO Technologies, Inc.	1.9%
Mirion Technologies, Inc.	1.7%
Saia, Inc.	1.6%
Kodiak Gas Services, Inc.	1.6%
Hexcel Corporation	1.6%
Applied Industrial Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Powell Industries, Inc.	1.4%
Fulton Financial Corporation	1.4%
CECO Environmental Corporation	1.4%

The total percentage may not equal 100% due to the Fund's Net Assets being comprised of other assets and liabilities in addition to the market value of securities held.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Small Cap Growth Fund - Class A (DADGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DADGX

Dunham Small Cap Growth Fund

Class C (DCDGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	2.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a growth style generally contributed to performance relative to the overall market during the first half of the fiscal year. Small cap growth companies, as measured by the Russell 2000 Growth Index, rose 9.3 percent over the fiscal period. Meanwhile, the broader US equity markets represented by the S&P 500 Index, added 6 percent over the same period. Similarly, when looking at all growth stocks across both small and large capitalization companies, small growth stocks outperformed large growth stocks for the first half of the fiscal year.

Security selection strongly contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the industrials, energy, and information technology sectors positively impacted the Fund's relative performance. This largely outweighed the detraction from stock selection within the health care and consumer staples sector.

Sector allocation positively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the materials and overweight to cash hurt Fund performance. Conversely, an overweight to the industrials sector and underweight to the health care sector strongly contributed to relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Small Cap Growth Fund - Class C	S&P 500® Index	Russell 2000® Growth Index	Morningstar US Small Cap Broad Growth Extended Index	Morningstar Small Cap Growth Category
Apr-2016	$10,000	$10,000	$10,000	$10,001	$10,000
Apr-2017	$12,114	$11,792	$12,406	$12,222	$12,289
Apr-2018	$14,959	$13,356	$14,466	$14,079	$14,315
Apr-2019	$17,233	$15,158	$15,465	$15,387	$15,906
Apr-2020	$16,006	$15,289	$14,040	$13,740	$14,576
Apr-2021	$30,638	$22,320	$23,749	$23,330	$25,399
Apr-2022	$20,744	$22,367	$17,469	$17,886	$19,730
Apr-2023	$20,967	$22,963	$17,595	$17,594	$19,037
Apr-2024	$23,019	$28,167	$19,775	$20,138	$21,368
Apr-2025	$22,974	$31,574	$20,253	$20,847	$21,646
Apr-2026	$33,464	$41,379	$28,889	$28,401	$28,725

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund has added Morningstar US Small Cap Broad Growth Extended Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	14.70%	45.66%	1.78%	12.84%
Morningstar Small Cap Growth Category	9.15%	32.71%	2.49%	11.13%
Morningstar US Small Cap Broad Growth Extended Index	9.60%	36.25%	4.01%	11.00%
Russell 2000® Growth Index	9.29%	42.64%	4.00%	11.19%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$86,368,890
Number of Portfolio Holdings	110
Total Advisory Fee	$270,120
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.0%
Money Market Funds	18.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.4%
Consumer Staples	2.1%
Money Market Funds	3.0%
Energy	3.3%
Materials	4.9%
Consumer Discretionary	9.7%
Financials	10.0%
Health Care	12.2%
Collateral for Securities Loaned	18.1%
Technology	24.4%
Industrials	29.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ESCO Technologies, Inc.	1.9%
Mirion Technologies, Inc.	1.7%
Saia, Inc.	1.6%
Kodiak Gas Services, Inc.	1.6%
Hexcel Corporation	1.6%
Applied Industrial Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Powell Industries, Inc.	1.4%
Fulton Financial Corporation	1.4%
CECO Environmental Corporation	1.4%

The total percentage may not equal 100% due to the Fund's Net Assets being comprised of other assets and liabilities in addition to the market value of securities held.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Small Cap Growth Fund - Class C (DCDGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCDGX

Dunham Small Cap Growth Fund

Class N (DNDGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$85	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a growth style generally contributed to performance relative to the overall market during the first half of the fiscal year. Small cap growth companies, as measured by the Russell 2000 Growth Index, rose 9.3 percent over the fiscal period. Meanwhile, the broader US equity markets represented by the S&P 500 Index, added 6 percent over the same period. Similarly, when looking at all growth stocks across both small and large capitalization companies, small growth stocks outperformed large growth stocks for the first half of the fiscal year.

Security selection strongly contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the industrials, energy, and information technology sectors positively impacted the Fund's relative performance. This largely outweighed the detraction from stock selection within the health care and consumer staples sector.

Sector allocation positively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the materials and overweight to cash hurt Fund performance. Conversely, an overweight to the industrials sector and underweight to the health care sector strongly contributed to relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham Small Cap Growth Fund - Class N	S&P 500® Index	Russell 2000® Growth Index	Morningstar US Small Cap Broad Growth Extended Index	Morningstar Small Cap Growth Category
Apr-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2017	$122,422	$117,918	$124,063	$122,206	$122,894
Apr-2018	$152,704	$133,562	$144,656	$140,774	$143,150
Apr-2019	$177,590	$151,585	$154,653	$153,858	$159,063
Apr-2020	$166,579	$152,893	$140,399	$137,389	$145,763
Apr-2021	$322,143	$223,196	$237,490	$233,281	$253,991
Apr-2022	$220,414	$223,672	$174,691	$178,845	$197,297
Apr-2023	$224,885	$229,631	$175,955	$175,925	$190,372
Apr-2024	$249,408	$281,669	$197,748	$201,357	$213,676
Apr-2025	$251,572	$315,741	$202,529	$208,451	$216,462
Apr-2026	$369,945	$413,787	$288,894	$283,983	$287,249

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund has added Morningstar US Small Cap Broad Growth Extended Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	15.26%	47.05%	2.81%	13.98%
Morningstar Small Cap Growth Category	9.15%	32.71%	2.49%	11.13%
Morningstar US Small Cap Broad Growth Extended Index	9.60%	36.25%	4.01%	11.00%
Russell 2000® Growth Index	9.29%	42.64%	4.00%	11.19%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$86,368,890
Number of Portfolio Holdings	110
Total Advisory Fee	$270,120
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.0%
Money Market Funds	18.0%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.4%
Consumer Staples	2.1%
Money Market Funds	3.0%
Energy	3.3%
Materials	4.9%
Consumer Discretionary	9.7%
Financials	10.0%
Health Care	12.2%
Collateral for Securities Loaned	18.1%
Technology	24.4%
Industrials	29.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ESCO Technologies, Inc.	1.9%
Mirion Technologies, Inc.	1.7%
Saia, Inc.	1.6%
Kodiak Gas Services, Inc.	1.6%
Hexcel Corporation	1.6%
Applied Industrial Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Powell Industries, Inc.	1.4%
Fulton Financial Corporation	1.4%
CECO Environmental Corporation	1.4%

The total percentage may not equal 100% due to the Fund's Net Assets being comprised of other assets and liabilities in addition to the market value of securities held.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Small Cap Growth Fund - Class N (DNDGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNDGX

Dunham Small Cap Value Fund

Class A (DASVX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a value style generally contributed to performance relative to the overall market during the first half of the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, increased 18.7 percent over the fiscal period. This performance outperformed the broader US equity markets represented by the S&P 500 Index, which increased 6.0 percent over the same period. Similarly, when looking at all value stocks across both small and large capitalization companies, small value stocks outperformed large value stocks for the first half of the fiscal year.

Security selection contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the industrials, materials, and financials sectors positively impacted the Fund's relative performance. This largely outweighed the slight detraction from stock selection within the health care and information technology sectors.

Sector allocation positively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the consumer discretionary and utilities sectors helped aid in positive Fund performance. Additionally, an overweight to the materials and information technology sectors positively contributed to relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Small Cap Value Fund - Class A	Dunham Small Cap Value Fund - Class A- with load	S&P 500® Index	Russell 2000® Value Index	Morningstar US Small Cap Broad Value Extended Index	Morningstar Small Cap Value Category
Apr-2016	$10,000	$9,427	$10,000	$10,000	$10,000	$10,000
Apr-2017	$12,541	$11,822	$11,792	$12,718	$12,273	$12,183
Apr-2018	$13,210	$12,453	$13,356	$13,549	$12,885	$12,956
Apr-2019	$13,930	$13,131	$15,158	$13,846	$13,133	$12,985
Apr-2020	$10,642	$10,032	$15,289	$10,544	$9,744	$9,775
Apr-2021	$17,361	$16,366	$22,320	$18,870	$18,031	$17,582
Apr-2022	$16,889	$15,922	$22,367	$17,627	$17,287	$16,946
Apr-2023	$15,863	$14,954	$22,963	$16,219	$16,544	$16,469
Apr-2024	$18,232	$17,188	$28,167	$18,495	$18,834	$19,057
Apr-2025	$17,585	$16,577	$31,574	$18,368	$19,087	$18,612
Apr-2026	$25,607	$24,140	$41,379	$26,880	$25,589	$25,308

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Small Cap Broad Value Extended Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	20.15%	45.62%	8.08%	9.86%
Class A With Load	13.27%	37.26%	6.81%	9.21%
Morningstar Small Cap Value Category	16.85%	35.98%	7.56%	9.73%
Morningstar US Small Cap Broad Value Extended Index	13.48%	34.03%	7.25%	9.85%
Russell 2000® Value Index	18.54%	46.34%	7.33%	10.39%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$94,472,067
Number of Portfolio Holdings	203
Total Advisory Fee	$428,099
Portfolio Turnover	41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.5%
Consumer Staples	1.1%
Money Market Funds	2.3%
Communications	3.0%
Utilities	3.5%
Consumer Discretionary	4.2%
Real Estate	4.9%
Energy	5.5%
Health Care	7.6%
Technology	9.6%
Materials	11.7%
Collateral for Securities Loaned	14.4%
Financials	19.2%
Industrials	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silicon Motion Technology Corporation - ADR	1.2%
Ultra Clean Holdings, Inc.	1.1%
CareDx, Inc.	1.0%
BKV Corporation	1.0%
Peapack-Gladstone Financial Corporation	1.0%
BGC Group, Inc. - Class A	1.0%
Teradata Corporation	1.0%
Northeast Bank	0.9%
PTC Therapeutics, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Small Cap Value Fund - Class A (DASVX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DASVX

Dunham Small Cap Value Fund

Class C (DCSVX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a value style generally contributed to performance relative to the overall market during the first half of the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, increased 18.7 percent over the fiscal period. This performance outperformed the broader US equity markets represented by the S&P 500 Index, which increased 6.0 percent over the same period. Similarly, when looking at all value stocks across both small and large capitalization companies, small value stocks outperformed large value stocks for the first half of the fiscal year.

Security selection contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the industrials, materials, and financials sectors positively impacted the Fund's relative performance. This largely outweighed the slight detraction from stock selection within the health care and information technology sectors.

Sector allocation positively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the consumer discretionary and utilities sectors helped aid in positive Fund performance. Additionally, an overweight to the materials and information technology sectors positively contributed to relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Dunham Small Cap Value Fund - Class C	S&P 500® Index	Russell 2000® Value Index	Morningstar US Small Cap Broad Value Extended Index	Morningstar Small Cap Value Category
Apr-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Apr-2017	$12,444	$11,792	$12,718	$12,273	$12,183
Apr-2018	$13,013	$13,356	$13,549	$12,885	$12,956
Apr-2019	$13,615	$15,158	$13,846	$13,133	$12,985
Apr-2020	$10,320	$15,289	$10,544	$9,744	$9,775
Apr-2021	$16,714	$22,320	$18,870	$18,031	$17,582
Apr-2022	$16,135	$22,367	$17,627	$17,287	$16,946
Apr-2023	$15,037	$22,963	$16,219	$16,544	$16,469
Apr-2024	$17,159	$28,167	$18,495	$18,834	$19,057
Apr-2025	$16,438	$31,574	$18,368	$19,087	$18,612
Apr-2026	$23,761	$41,379	$26,880	$25,589	$25,308

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Small Cap Broad Value Extended Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	19.78%	44.55%	7.29%	9.04%
Morningstar Small Cap Value Category	16.85%	35.98%	7.56%	9.73%
Morningstar US Small Cap Broad Value Extended Index	13.48%	34.03%	7.25%	9.85%
Russell 2000® Value Index	18.54%	46.34%	7.33%	10.39%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$94,472,067
Number of Portfolio Holdings	203
Total Advisory Fee	$428,099
Portfolio Turnover	41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.5%
Consumer Staples	1.1%
Money Market Funds	2.3%
Communications	3.0%
Utilities	3.5%
Consumer Discretionary	4.2%
Real Estate	4.9%
Energy	5.5%
Health Care	7.6%
Technology	9.6%
Materials	11.7%
Collateral for Securities Loaned	14.4%
Financials	19.2%
Industrials	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silicon Motion Technology Corporation - ADR	1.2%
Ultra Clean Holdings, Inc.	1.1%
CareDx, Inc.	1.0%
BKV Corporation	1.0%
Peapack-Gladstone Financial Corporation	1.0%
BGC Group, Inc. - Class A	1.0%
Teradata Corporation	1.0%
Northeast Bank	0.9%
PTC Therapeutics, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Small Cap Value Fund - Class C (DCSVX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCSVX

Dunham Small Cap Value Fund

Class N (DNSVX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$64	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The exposure to small capitalization stocks with a value style generally contributed to performance relative to the overall market during the first half of the fiscal year. Small cap value companies, as measured by Russell 2000 Value Index, increased 18.7 percent over the fiscal period. This performance outperformed the broader US equity markets represented by the S&P 500 Index, which increased 6.0 percent over the same period. Similarly, when looking at all value stocks across both small and large capitalization companies, small value stocks outperformed large value stocks for the first half of the fiscal year.

Security selection contributed to Fund performance over the first half of the fiscal year. The Sub-Adviser’s effective security selection within the industrials, materials, and financials sectors positively impacted the Fund's relative performance. This largely outweighed the slight detraction from stock selection within the health care and information technology sectors.

Sector allocation positively impacted the Fund’s performance. The Sub-Adviser’s relative underweight to the consumer discretionary and utilities sectors helped aid in positive Fund performance. Additionally, an overweight to the materials and information technology sectors positively contributed to relative Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Dunham Small Cap Value Fund - Class N	S&P 500® Index	Russell 2000® Value Index	Morningstar US Small Cap Broad Value Extended Index	Morningstar Small Cap Value Category
Apr-2016	$100,000	$100,000	$100,000	$100,002	$100,000
Apr-2017	$125,639	$117,918	$127,182	$122,741	$121,828
Apr-2018	$132,667	$133,562	$135,488	$128,859	$129,555
Apr-2019	$140,273	$151,585	$138,455	$131,339	$129,852
Apr-2020	$107,426	$152,893	$105,441	$97,446	$97,746
Apr-2021	$175,729	$223,196	$188,700	$180,319	$175,817
Apr-2022	$171,332	$223,672	$176,273	$172,876	$169,462
Apr-2023	$161,348	$229,631	$162,194	$165,452	$164,688
Apr-2024	$185,901	$281,669	$184,949	$188,354	$190,571
Apr-2025	$179,768	$315,741	$183,684	$190,877	$186,124
Apr-2026	$262,554	$413,787	$268,805	$255,904	$253,078

Calculations assume the reinvestment of dividends and capital gains, if any. The Fund has added Morningstar US Small Cap Broad Value Extended Index as an additional benchmark.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	20.36%	46.05%	8.36%	10.13%
Morningstar Small Cap Value Category	16.85%	35.98%	7.56%	9.73%
Morningstar US Small Cap Broad Value Extended Index	13.48%	34.03%	7.25%	9.85%
Russell 2000® Value Index	18.54%	46.34%	7.33%	10.39%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$94,472,067
Number of Portfolio Holdings	203
Total Advisory Fee	$428,099
Portfolio Turnover	41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.5%
Consumer Staples	1.1%
Money Market Funds	2.3%
Communications	3.0%
Utilities	3.5%
Consumer Discretionary	4.2%
Real Estate	4.9%
Energy	5.5%
Health Care	7.6%
Technology	9.6%
Materials	11.7%
Collateral for Securities Loaned	14.4%
Financials	19.2%
Industrials	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silicon Motion Technology Corporation - ADR	1.2%
Ultra Clean Holdings, Inc.	1.1%
CareDx, Inc.	1.0%
BKV Corporation	1.0%
Peapack-Gladstone Financial Corporation	1.0%
BGC Group, Inc. - Class A	1.0%
Teradata Corporation	1.0%
Northeast Bank	0.9%
PTC Therapeutics, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham Small Cap Value Fund - Class N (DNSVX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNSVX

Dunham U.S. Enhanced Market Fund

Class A (DASPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, contributed to positive Fund performance. Higher equity exposure over the course of the first fiscal quarter helped relative performance, with portfolio sensitivity varying within a tight range around 1.14 percent. Average portfolio equity sensitivity in the second fiscal quarter was 1.04, above the baseline 1.0, which adversely impacted Fund performance in February and March as equities fell, but strongly aided Fund performance in April as the S&P 500 rallied over 10 percent and portfolio delta ended the quarter at 1.10.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the first half of the fiscal year. During the period, option prices were positively impacted by increases in implied volatility, but an increase in the implied dividend yield, falling interest rates and time decay detracted value.

The fixed income exposure detracted from relative Fund performance over the first six months of the fiscal year. As volatility spiked and yields fell, the fixed income exposure acted as a safe haven, providing downside protection. However, as equity markets strongly rebounded, this exposure detracted from relative Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dunham U.S. Enhanced Market Fund - Class A
Dunham U.S. Enhanced Market Fund - Class A- with load
S&P 500® Index
Morningstar Global Moderately Conservative Allocation Category
$20,000
$16,000
$12,000
$8,000
$18,027
$17,314
$16,535
$13,287
May-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham U.S. Enhanced Market Fund - Class A	Dunham U.S. Enhanced Market Fund - Class A- with load	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$10,000	$9,550	$10,000	$10,000
Apr-2024	$11,983	$11,443	$12,271	$10,639
Apr-2025	$13,322	$12,722	$13,755	$11,505
Apr-2026	$17,314	$16,535	$18,027	$13,287

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	3.54%	29.97%	20.08%
Class A With Load	-1.09%	24.15%	18.25%
Morningstar Global Moderately Conservative Allocation Category	5.14%	15.49%	9.94%
S&P 500® Index	6.03%	31.05%	21.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$138,689,613
Number of Portfolio Holdings	10
Total Advisory Fee	$630,076
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	11.0%
Purchased Options	38.7%
U.S. Government & Agencies	50.3%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	38.9%
Money Market Funds	10.8%
U.S. Treasury Obligations	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, –%, 06/30/26	35.9%
S&P 500 INDEX, 01/31/30	20.5%
S&P 500 INDEX, 01/31/31	18.2%
United States Treasury Note, 1.2500%, 09/30/28	10.8%
United States Treasury Bill, –%, 06/16/26	3.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham U.S. Enhanced Market Fund - Class A (DASPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DASPX

Dunham U.S. Enhanced Market Fund

Class C (DCSPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, contributed to positive Fund performance. Higher equity exposure over the course of the first fiscal quarter helped relative performance, with portfolio sensitivity varying within a tight range around 1.14 percent. Average portfolio equity sensitivity in the second fiscal quarter was 1.04, above the baseline 1.0, which adversely impacted Fund performance in February and March as equities fell, but strongly aided Fund performance in April as the S&P 500 rallied over 10 percent and portfolio delta ended the quarter at 1.10.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the first half of the fiscal year. During the period, option prices were positively impacted by increases in implied volatility, but an increase in the implied dividend yield, falling interest rates and time decay detracted value.

The fixed income exposure detracted from relative Fund performance over the first six months of the fiscal year. As volatility spiked and yields fell, the fixed income exposure acted as a safe haven, providing downside protection. However, as equity markets strongly rebounded, this exposure detracted from relative Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dunham U.S. Enhanced Market Fund - Class C
S&P 500® Index
Morningstar Global Moderately Conservative Allocation Category
$20,000
$16,000
$12,000
$8,000
$18,027
$16,928
$13,287
May-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham U.S. Enhanced Market Fund - Class C	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$10,000	$10,000	$10,000
Apr-2024	$11,893	$12,271	$10,639
Apr-2025	$13,127	$13,755	$11,505
Apr-2026	$16,928	$18,027	$13,287

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	3.21%	28.95%	19.18%
Morningstar Global Moderately Conservative Allocation Category	5.14%	15.49%	9.94%
S&P 500® Index	6.03%	31.05%	21.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$138,689,613
Number of Portfolio Holdings	10
Total Advisory Fee	$630,076
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	11.0%
Purchased Options	38.7%
U.S. Government & Agencies	50.3%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	38.9%
Money Market Funds	10.8%
U.S. Treasury Obligations	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, –%, 06/30/26	35.9%
S&P 500 INDEX, 01/31/30	20.5%
S&P 500 INDEX, 01/31/31	18.2%
United States Treasury Note, 1.2500%, 09/30/28	10.8%
United States Treasury Bill, –%, 06/16/26	3.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham U.S. Enhanced Market Fund - Class C (DCSPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DCSPX

Dunham U.S. Enhanced Market Fund

Class N (DNSPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$59	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, contributed to positive Fund performance. Higher equity exposure over the course of the first fiscal quarter helped relative performance, with portfolio sensitivity varying within a tight range around 1.14 percent. Average portfolio equity sensitivity in the second fiscal quarter was 1.04, above the baseline 1.0, which adversely impacted Fund performance in February and March as equities fell, but strongly aided Fund performance in April as the S&P 500 rallied over 10 percent and portfolio delta ended the quarter at 1.10.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the first half of the fiscal year. During the period, option prices were positively impacted by increases in implied volatility, but an increase in the implied dividend yield, falling interest rates and time decay detracted value.

The fixed income exposure detracted from relative Fund performance over the first six months of the fiscal year. As volatility spiked and yields fell, the fixed income exposure acted as a safe haven, providing downside protection. However, as equity markets strongly rebounded, this exposure detracted from relative Fund performance.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Dunham U.S. Enhanced Market Fund - Class N
S&P 500® Index
Morningstar Global Moderately Conservative Allocation Category
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$180,266
$174,448
$132,865
May-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Dunham U.S. Enhanced Market Fund - Class N	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$100,000	$100,000	$100,000
Apr-2024	$120,076	$122,709	$106,390
Apr-2025	$133,913	$137,552	$115,051
Apr-2026	$174,448	$180,266	$132,865

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	3.69%	30.27%	20.38%
Morningstar Global Moderately Conservative Allocation Category	5.14%	15.49%	9.94%
S&P 500® Index	6.03%	31.05%	21.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$138,689,613
Number of Portfolio Holdings	10
Total Advisory Fee	$630,076
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	11.0%
Purchased Options	38.7%
U.S. Government & Agencies	50.3%

What did the Fund invest in? (As of April 30, 2026)

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	38.9%
Money Market Funds	10.8%
U.S. Treasury Obligations	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, –%, 06/30/26	35.9%
S&P 500 INDEX, 01/31/30	20.5%
S&P 500 INDEX, 01/31/31	18.2%
United States Treasury Note, 1.2500%, 09/30/28	10.8%
United States Treasury Bill, –%, 06/16/26	3.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dunham U.S. Enhanced Market Fund - Class N (DNSPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-SAR 043026-DNSPX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

This report is for the information of shareholders of the Dunham Funds. It may also be used as sales literature when preceded by or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial advisor or call Client Services at (800) 442-4358.	Bond Funds
Dunham Corporate/Government Bond Fund
Dunham Floating Rate Bond Fund
Dunham High-Yield Bond Fund
Dunham International Opportunity Bond Fund

U.S. Value Funds
Dunham Large Cap Value Fund
Dunham Small Cap Value Fund

U.S. Growth Funds
Dunham Focused Large Cap Growth Fund
Dunham Small Cap Growth Fund

International Equity Funds
Dunham Emerging Markets Stock Fund
Dunham International Stock Fund

Alternative Funds
Dunham Dynamic Macro Fund
Dunham Long/Short Credit Fund
Dunham Monthly Distribution Fund
Dunham Real Estate Stock Fund
Dunham U.S. Enhanced Market Fund

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309 San Diego, CA 92191 (800) 442-4358

THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN AND THE APPLICABLE FUND’S PROSPECTUS.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.7%
	AUTO LOAN — 4.1%
257,635	ACM Auto Trust Series 2025-2A A(a)	5.5500	06/20/28	$258,080
595,000	American Credit Acceptance Receivables Trust Series 1 C(a)	5.0900	08/12/31	598,118
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(a)	6.8700	06/17/30	453,022
556,000	Avis Budget Rental Car Funding AESOP, LLC Series 2A D(a)	7.4300	10/20/28	562,950
465,000	Bridgecrest Lending Auto Securitization Trust Series 1 C	5.1500	12/17/29	468,404
560,000	Bridgecrest Lending Auto Securitization Trust Series 2 D	5.6200	03/17/31	567,289
705,000	Carmax Select Receivables Trust Series 2025-B C	4.8300	06/16/31	706,645
755,000	Carvana Auto Receivables Trust Series 2021-P3 B	1.4200	08/10/27	747,206
14,487	Carvana Auto Receivables Trust Series 2021-N1 C	1.3000	01/10/28	14,389
20,190	Carvana Auto Receivables Trust Series 2021-N2 C	1.0700	03/10/28	19,862
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(a)	6.5900	02/11/30	337,136
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(a)	5.6300	05/10/30	497,976
675,000	Consumer Portfolio Services Auto Trust Series 2025-B C(a)	5.1200	07/15/31	679,513
369,904	CPS Auto Receivables Trust Series 2024-A C(a)	5.7400	04/15/30	371,637
266,556	Credit Acceptance Auto Loan Trust Series 1A A(a)	5.6800	03/15/34	267,676
152,683	DT Auto Owner Trust Series 2023-3A C(a)	6.4000	05/15/29	153,673
700,000	Exeter Automobile Receivables Trust Series 2025-4 B	4.4000	05/15/30	699,791
840,000	Exeter Automobile Receivables Trust Series 2026-2A C	4.9100	08/16/32	838,824
850,000	FHF Issuer Trust Series 2026-1A A2(a)	5.4100	09/16/30	853,774
22,969	FHF Trust Series 2023-1A A2(a)	6.5700	06/15/28	23,040
283,640	FinBe USA Trust Series 2025-1A A(a)	5.7000	12/15/28	283,687
330,000	Flagship Credit Auto Trust Series 2024-1 C(a)	5.7900	02/15/30	332,036
565,000	GLS Auto Receivables Issuer Trust Series 2021-3A E(a)	3.2000	10/16/28	564,732
339,000	LAD Auto Receivables Trust Series 2023-4A C(a)	6.7600	03/15/29	345,908
138,171	Lendbuzz Securitization Trust Series 2024-2A A2(a)	5.9900	05/15/29	139,045
63,142	Merchants Fleet Funding, LLC Series 1A A(a)	7.2100	05/20/36	63,246
506,000	Prestige Auto Receivables Trust Series 2025-1A C(a)	5.5200	02/15/30	508,865
650,000	Santander Drive Auto Receivables Trust Series 2025-4 C	4.5200	01/15/32	649,984
276,000	SBNA Auto Receivables Trust Series 2024-A C(a)	5.5900	01/15/30	279,654
120,128	United Auto Credit Securitization Trust Series 2022-2 D(a)	6.8400	01/10/28	120,503
590,000	Veros Auto Receivables Trust Series 2025-1 B(a)	5.5400	07/16/29	594,412
228,516	Westlake Automobile Receivables Trust Series 1A B(a)	5.5500	11/15/27	228,907
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(a)	5.6200	03/15/30	518,049
				13,748,033

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.7% (Continued)
	CLO — 0.2%
528,126	UPX HIL Issuer Trust Series 2025-1 A(a)	5.1600	01/25/47	$527,107

	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
360,933	A&D Mortgage Trust Series 2023-NQM3 A1(a),(b)	6.7330	07/25/68	361,955
504,438	A&D Mortgage Trust Series 2025-NQM2 A1(a),(c)	5.7900	06/25/70	508,241
33,845	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(c)	1.2470	04/25/53	32,812
596,984	Angel Oak Mortgage Trust Series 2022-5 A1(a),(b)	4.5000	05/25/67	595,263
713,369	Angel Oak Mortgage Trust Series 2023-1 A1(a),(b)	4.7500	09/26/67	712,234
175,143	Arroyo Mortgage Trust Series 2019-1 A1(a),(c)	3.8050	01/25/49	171,238
41,950	Arroyo Mortgage Trust Series 2019-2 A1(a),(c)	3.3470	04/25/49	40,894
770,000	Arroyo Mortgage Trust Series 2020-1 A3(a)	3.3280	03/25/55	715,781
495,427	Aspire Mortgage Trust Series 2026-1 A1(a),(c)	4.8550	01/25/66	492,816
72,916	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(b)	2.8790	07/25/49	71,820
607,140	CIM TRUST Series 2022-R2 A1(a),(c)	3.7500	12/25/61	574,958
295,812	Citigroup Mortgage Loan Trust Series 2025-INV1 A2(a),(c)	6.0000	01/25/55	299,549
414,114	Citigroup Mortgage Loan Trust Series 2019-RP1(a),(c)	3.5000	01/25/66	406,439
556,556	COOPR Residential Mortgage Trust Series 2025-CES2 A1A(a),(b)	5.5020	06/25/60	559,233
421,016	Deephaven Residential Mortgage Trust Series 2025-INV1 A1(a),(c)	5.0870	11/25/60	420,432
676,175	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(c)	2.2050	01/25/67	626,198
126,068	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(c)	3.0460	11/25/59	123,146
820,099	Ellington Financial Mortgage Trust Series 2025-CES4 A1(a),(b)	5.4310	06/25/60	822,764
636,214	Ellington Financial Mortgage Trust Series 2025-NQM2 A1(a),(c)	5.5960	06/25/70	640,199
16,986	Flagstar Mortgage Trust Series 2017-1 1A3(a),(c)	3.5000	03/25/47	15,921
279,007	Foundation Finance Trust Series 2024-2A A(a)	4.6000	03/15/50	277,530
187,113	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(a),(b)	4.3800	05/25/67	186,594
4,854	JP Morgan Mortgage Trust Series 2017-5 A1(a),(c)	4.7020	12/15/47	4,856
579,597	JP Morgan Mortgage Trust Series 2017-4 A3(a),(c)	3.5000	11/25/48	532,101
908,189	JP Morgan Mortgage Trust Series 2017-4 A13(a),(c)	3.5000	11/25/48	828,995
1,320,900	JP Morgan Mortgage Trust Series 2021-INV2 A4(a),(c)	2.5000	12/25/51	1,189,312
224,244	JP Morgan Mortgage Trust Series Series 2025-CES1 A1(a),(c)	5.6660	05/25/55	225,211
368,102	JP Morgan Mortgage Trust Series Series 2025-NQM2 A1(a),(c)	5.5670	09/25/65	370,111
929,476	JP Morgan Mortgage Trust Series Series 2026-ACES1 A1(a),(c)	4.8940	04/25/66	925,354
305,067	JP Morgan Seasoned Mortgage Trust Series Series 2024-1 A4(a),(c)	4.3370	10/25/54	299,236
425,000	LHOME Mortgage Trust Series 2024-RTL4 A1(a),(b)	5.9210	07/25/39	426,347

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9% (Continued)
100,000	Metlife Securitization Trust Series 2017-1A M1(a),(c)		3.3490	04/25/55	$91,055
12,309	Metlife Securitization Trust Series 2019-1A A1A(a),(c)		3.7500	04/25/58	12,188
592,446	MFA Trust Series 2022-INV2 A1(a),(b)		4.9500	07/25/57	591,379
715,204	MFA Trust Series 2023-INV2 A1(a),(b)		6.7750	10/25/58	718,897
680,971	MFA Trust Series 2022-INV1 A1(a),(b)		4.9070	04/25/66	672,485
1,004,752	MFA Trust Series 2022-NQM2 A1(a),(b)		4.0000	05/25/67	987,352
705,396	MFA Trust Series 2024-NQM2 A1(a),(b)		5.2720	08/25/69	706,799
165,444	Mill City Mortgage Loan Trust Series 2019-GS2 A1(a),(c)		2.7500	08/25/59	161,655
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(c)		3.5000	10/25/69	185,864
626,176	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(c)		3.7500	11/25/56	596,001
459,087	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(c)		4.0000	03/25/57	445,367
634,964	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(c)		4.0000	12/25/57	619,664
17,947	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(c)		0.9410	09/25/58	17,305
566,168	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(c)		3.8540	03/27/62	535,560
202,640	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(b)		5.4660	11/25/64	204,457
364,284	New Residential Mortgage Loan Trust Series 2026-NQM3 A1(a),(c)		4.8330	02/25/66	361,887
800,929	NYMT Loan Trust Series 2022-CP1 A1(a)		2.0420	07/25/61	754,597
340,736	NYMT Loan Trust Series 2024-CP1 A1(a)		3.7500	02/25/68	316,874
251,727	OBX Trust Series 2024-HYB2 A1(a),(c)		3.7030	04/25/53	251,785
196,708	OBX Trust Series 2024-NQM9 A1(a),(b)		6.0300	01/25/64	198,426
12,246	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(b)		3.4870	06/25/26	12,272
703,856	PMT Loan Trust Series INV7 A7(a),(c)		6.0000	06/25/56	710,480
308,120	PMT Loan Trust Series 2024-INV1 A2(a),(c)		6.0000	10/25/59	313,489
167,578	PMT Loan Trust Series 2024-INV2 A1(a),(c)		6.0000	12/25/59	169,695
264,136	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(c)		6.5150	06/25/43	264,029
411,286	RCKT Mortgage Trust Series 2023-CES2 A1A(a),(c)		6.8080	09/25/43	412,906
551,951	RCKT Mortgage Trust Series 2024-CES3 A1A(a),(c)		6.5910	05/25/44	557,686
43,186	RCKT Mortgage Trust Series 2020-1 A1(a),(c)		3.0000	02/25/50	37,791
1,475	Residential Mortgage Loan Trust Series 2020-1 A1(a),(c)		2.3760	01/26/60	1,472
40,459	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(c)		2.2750	02/25/50	39,101
667,722	Starwood Mortgage Residential Trust Series 2021-5 A2(a),(c)		2.1780	09/25/66	579,021
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(e)	TSFR1M + 1.714%	5.3690	05/25/58	265,907
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(c)		2.7500	11/25/61	319,021
402,182	Towd Point Mortgage Trust Series 2024-1 A1(a),(c)		4.9030	03/25/64	411,426

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9% (Continued)
434,405	Verus Securitization Trust Series 2023-8 A1(a),(b)		6.2590	12/25/68	$436,959
291,571	Verus Securitization Trust Series 2025-7 A1(a),(b)		5.1290	08/25/70	292,179
131,968	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(c)		3.0000	07/25/50	115,629
					26,826,200
	CREDIT CARD — 0.1%
430,000	Mercury Financial Credit Card Master Trust Series 2A A(a)		6.5600	07/20/29	430,427

	HOME EQUITY — 0.3%
463,498	Santander Mortgage Asset Receivable Trust Series CES1 A1A(a),(b)		5.0360	09/25/55	461,621
694,659	Towd Point Mortgage Trust Series 2025-CES4 A1A(a),(b)		5.0910	10/25/65	692,387
					1,154,008
	NON AGENCY CMBS — 5.1%
610,000	ALA Trust Series 2025-OANA A(a),(e)	TSFR1M + 1.743%	5.3980	06/15/30	613,210
613,000	BBCMS Trust Series 2018-CBM A(a),(e)	TSFR1M + 1.297%	4.9520	07/15/37	597,512
672,414	BX Commercial Mortgage Trust Series 2024-XL5 A(a),(e)	TSFR1M + 1.392%	5.0460	03/15/41	673,845
510,000	BX Trust Series 2022-CLS A(a)		5.7600	10/13/27	510,336
600,250	BX Trust Series 2025-ROIC C(a),(e)	TSFR1M + 1.543%	5.1980	03/15/30	598,856
805,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	765,810
410,000	BX Trust Series 2019-OC11 D(a),(c)		4.0750	12/09/41	389,143
665,000	CENT Series 2025-CITY A(a),(c)		5.0910	07/10/40	668,720
667,000	ELM Trust Series 2024-ELM A10(a),(c)		5.9940	06/10/27	667,792
438,513	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	438,975
433,410	Extended Stay America Trust Series 2025-Esh A(a),(e)	TSFR1M + 1.300%	4.9550	10/15/42	434,496
790,000	Fashion Show Mall, LLC Series SHOW A(a),(c)		5.2740	10/10/29	796,596
320,000	Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU A(a),(e)	TSFR1M + 1.450%	5.1050	12/15/39	320,588
1,000,000	FS Trust Series 2026-ORL A(a),(e)	TSFR1M + 1.350%	5.0050	02/15/41	1,001,142
820,000	Houston Galleria Mall Trust Series 2025-HGLR A(a),(c)		5.6440	02/05/45	840,267
1,095,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(a),(c)		5.6490	01/13/40	1,121,840
700,000	IRV Trust Series 2025-200P B(a),(c)		5.6210	03/14/47	698,729
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(a),(c)		5.9900	10/05/39	575,819
499,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	512,515
880,000	MSSG Trust Series 2017-237P A(a)		3.3970	09/13/39	845,549
610,000	NY Commercial Mortgage Trust Series 2025-299P A(a),(c)		5.8520	02/10/47	633,781
800,000	NYC Commercial Mortgage Trust Series 2025-300P A(a)		4.8790	07/13/42	796,555

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.7% (Continued)
	NON AGENCY CMBS — 5.1% (Continued)
541,497	RCKT Mortgage Trust Series 2025-CES5 A1A(a),(b)		5.6870	06/25/55	$545,808
760,000	RFR Trust Series 2025-SGRM A(a),(c)		5.5620	03/11/29	769,065
170,000	ROCK Trust Series 2024-CNTR A(a)		5.3880	11/13/41	172,635
450,000	ROCK Trust Series 2024-CNTR C(a)		6.4710	11/13/41	465,373
591,056	THPT Mortgage Trust Series 2023-THL A(a),(c)		7.2270	12/10/34	594,590
					17,049,547
	OTHER ABS — 5.0%
25,221	ACHV A.B.S TRUST Series 2024-1PL A(a)		5.9000	04/25/31	25,296
16,600	Affirm Asset Securitization Trust Series 2025-X1 A(a)		5.0800	04/15/30	16,608
600,000	Amur Equipment Finance Receivables XV, LLC Series 1A D(a)		5.6800	08/20/32	606,884
25,841	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	25,151
100,029	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	97,861
168,521	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	161,150
510,000	Aqua Finance Trust Series 2024-A B(a)		5.0600	04/18/50	508,476
405,339	Castlelake Aircraft Structured Trust Series 2025-1A A(a)		5.7830	02/15/50	408,775
465,000	CCG Receivables Trust Series 2024-1 B(a)		5.0800	03/15/32	470,618
101,211	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	85,063
554,512	Commercial Equipment Finance, LLC Series 2025-1A A(a)		4.8300	05/15/31	555,826
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	93,713
37,101	Dext A.B.S, LLC Series 2023-1 A2(a)		5.9900	03/15/32	37,218
140,863	Elara HGV Timeshare Issuer, LLC Series 2023-A A(a)		6.1600	02/25/38	144,723
130,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	128,869
184,259	Foundation Finance Trust Series 2023-2A A(a)		6.5300	06/15/49	190,546
167,352	Hilton Grand Vacations Trust Series 2024-2A A(a)		5.5000	03/25/38	170,224
306,100	HINNT, LLC Series 2025-A B(a)		5.4500	03/15/44	309,665
420,750	Jersey Mike’s Funding, LLC Series 1A A2(a)		5.6360	02/15/55	425,870
740,000	Mariner Finance Issuance Trust Series 2025-AA A(a)		4.9800	05/20/38	744,681
550,000	MetroNet Infrastructure Issuer, LLC Series 2A A2(a)		5.4000	08/20/55	555,042
800,000	MMP Capital, LLC Series 2025-A B(a)		5.7200	12/15/31	806,869
19,036	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	18,890
123,210	MVW, LLC Series 2023-1A B(a)		5.4200	10/20/40	124,034
570,000	NMEF Funding, LLC Series 2025-A B(a)		5.1800	04/25/32	573,312
765,000	Octane Receivables Trust Series 2025-1A A2(a)		4.2500	02/20/31	765,036
693,911	Octane Receivables Trust Series 2025-RVM1 A(a)		4.4800	12/20/46	692,511

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.7% (Continued)
	OTHER ABS — 5.0% (Continued)
630,000	Onemain Financial Issuance Trust Series 2025-1A B(a)		5.0500	07/14/38	$631,374
142,861	Oportun Issuance Trust Series 2021-C A(a)		2.1800	10/08/31	141,025
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(a)		5.7900	11/20/30	443,473
172,477	PowerPay Issuance Trust Series 2024-1A A(a)		6.5300	02/18/39	175,639
670,000	Reach A.B.S Trust Series 2025-2A B(a)		5.1200	08/18/32	670,611
515,000	Regional Management Issuance Trust Series 2 A(a)		5.1100	12/15/33	516,871
680,000	Scalelogix Abs Us Issuer, LLC Series 1A A2(a)		5.6730	07/25/55	669,061
81,127	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	82,917
154,111	SoFi Consumer Loan Program Trust Series 2025-1 A(a)		4.8000	02/27/34	154,554
835,000	SoFi Consumer Loan Program Trust Series 2026-1 C(a)		4.7400	12/26/35	828,329
314,585	STAR Trust Series 2025-SFR5 A(a),(e)	TSFR1M + 1.450%	5.1050	02/17/42	314,674
750,000	Taco Bell Funding, LLC Series 1A A2I(a)		4.8210	08/25/55	743,178
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	191,193
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	159,093
444,375	TSC SPV Funding, LLC Series 1A A2(a)		6.2910	08/20/54	447,614
840,000	UPG HI 2026-1 Issuer Trust Series 1 A(a)		5.0300	02/25/48	839,952
346,976	Upstart Securitization Trust Series 2025-2 A2(a)		5.2200	06/20/35	347,769
878,600	Zaxbys Funding, LLC Series 1A A2(a)		3.2380	07/30/51	838,099
					16,938,337
	RESIDENTIAL MORTGAGE — 1.0%
51,091	AJAX Mortgage Loan Trust Series 2019-D A1(a),(b)		2.9560	09/25/65	49,375
636,394	RCO X Mortgage, LLC Series 2026-1 A1(a),(b)		5.5360	03/25/31	635,073
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(c)		3.9140	07/25/56	131,644
106,543	Towd Point Mortgage Trust Series 2017-1 M1(a),(c)		3.7500	10/25/56	105,462
590,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(c)		3.0000	06/25/57	563,117
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(c)		3.7500	03/25/58	277,789
955,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(c)		3.7500	12/25/58	873,942
735,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(c)		3.2500	10/25/59	670,573
					3,306,975
	TOTAL ASSET BACKED SECURITIES (Cost $79,874,503)				79,980,634

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5%
	ADVERTISING & MARKETING — 0.2%
693,000	Omnicom Group, Inc.		5.3750	06/15/33	$693,820

	AEROSPACE & DEFENSE — 0.4%
618,000	Boeing Company (The)		5.9300	05/01/60	599,191
459,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	470,794
185,000	TransDigm, Inc.(a)		6.6250	03/01/32	190,344
					1,260,329
	ASSET MANAGEMENT — 2.3%
360,000	Apollo Debt Solutions BDC		6.9000	04/13/29	371,832
435,000	Apollo Debt Solutions BDC		5.8750	08/30/30	431,528
717,000	Apollo Global Management, Inc.(e),(d)	H15T5Y + 2.168%	6.0000	12/15/54	701,809
546,000	BlackRock Funding, Inc.		5.2500	03/14/54	512,220
177,000	Blackstone Private Credit Fund		5.9500	07/16/29	177,197
340,000	Blackstone Private Credit Fund		5.2500	04/01/30	329,319
635,000	Blue Owl Finance, LLC		3.1250	06/10/31	553,417
290,000	Blue Owl Finance, LLC		6.2500	04/18/34	285,648
688,000	Brookfield Asset Management Ltd.		5.7950	04/24/35	702,061
225,000	Charles Schwab Corporation (The)(e)	SOFRRATE + 2.010%	6.1360	08/24/34	240,190
467,000	Charles Schwab Corporation (The)(e)	H15T10Y + 3.079%	4.0000	03/01/69	435,075
325,000	Charles Schwab Corporation (The)(e)	H15T5Y + 3.168%	4.0000	06/01/69	324,663
440,000	Citadel Finance, LLC(a)		4.7500	02/14/29	433,431
55,000	Citadel Finance, LLC(a)		5.1500	02/14/31	53,721
495,000	Drawbridge Special Opportunities Fund, L.P.(a)		5.9500	09/17/30	470,331
729,000	HA Sustainable Infrastructure Capital, Inc.		6.3750	07/01/34	747,046
220,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		5.2500	05/15/27	218,018
370,000	UBS Group A.G.(a),(e)	H15T1Y + 2.400%	4.9880	08/05/33	368,302
485,000	UBS Group A.G.(a),(e)	USISSO05 + 3.321%	7.0000	07/08/74	492,494
					7,848,302
	AUTOMOTIVE — 0.4%
45,000	Aptiv plc / Aptiv Global Financing DAC(e)	H15T5Y + 3.385%	6.8750	12/15/54	46,147
15,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	02/15/30	15,508
72,000	Ford Motor Company		4.7500	01/15/43	55,650
89,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	90,295

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	AUTOMOTIVE — 0.4% (Continued)
145,000	Ford Motor Credit Company, LLC(d)		6.5000	02/07/35	$147,873
340,000	Nissan Motor Acceptance Company, LLC(a)		5.6250	09/29/28	338,169
624,000	Stellantis Finance US, Inc.(a)		6.4500	03/18/35	623,559
					1,317,201
	BANKING — 4.9%
694,000	Australia & New Zealand Banking Group Ltd.(a),(e)	H15T10Y + 1.350%	5.8160	06/18/36	710,578
64,000	Banco de Credito del Peru S.A.(a),(e)	H15T5Y + 2.486%	6.4500	07/30/35	66,030
120,000	Banco de Credito e Inversiones S.A.(a),(e)	H15T5Y + 3.767%	7.5000	12/15/73	127,350
82,000	Banco Mercantil del Norte S.A.(a),(e)	H15T10Y + 5.034%	6.6250	01/24/70	80,562
103,000	Banco Mercantil del Norte S.A.(a),(e)	H15T5Y + 4.643%	5.8750	11/24/71	103,109
695,000	Bank of America Corporation(e)	SOFRRATE + 1.320%	2.6870	04/22/32	630,946
1,232,000	Bank of America Corporation(e)	SOFRRATE + 1.738%	5.5180	10/25/35	1,242,010
694,000	Barclays plc(e)	H15T1Y + 3.500%	7.4370	11/02/33	778,582
139,000	BBVA Mexico S.A. Institucion De Banca Mult Grupo Financiero BBVA Mexico(a),(e)	H15T5Y + 4.214%	8.1250	01/08/39	150,617
440,000	BPCE S.A.(a),(e)	SOFRRATE + 2.590%	7.0030	10/19/34	481,114
209,000	BPCE S.A.(a),(e)	SOFRRATE + 2.610%	6.9150	01/14/46	213,916
335,000	Citigroup, Inc.(e)	SOFRRATE + 2.338%	6.2700	11/17/33	358,101
239,000	Citigroup, Inc.(e)	SOFRRATE + 2.661%	6.1740	05/25/34	249,092
583,000	Citigroup, Inc.(e)	SOFRRATE + 1.488%	5.1740	09/11/36	578,223
595,000	Deutsche Bank A.G.(e)	SOFRRATE + 1.410%	5.0600	04/14/32	594,486
475,000	Huntington Bancshares, Inc.(e)	SOFRINDX + 1.870%	5.7090	02/02/35	486,657
130,000	Huntington Bancshares, Inc.(e)	H15T5Y + 1.700%	6.1410	11/18/39	132,537
710,000	JPMorgan Chase & Company(c)		1.9530	02/04/32	626,436
420,000	JPMorgan Chase & Company(e)	SOFRRATE + 2.580%	5.7170	09/14/33	435,919
480,000	JPMorgan Chase & Company(e)	SOFRRATE + 1.810%	6.2540	10/23/34	515,469
420,000	JPMorgan Chase & Company(e)	SOFRRATE + 1.635%	5.5760	07/23/36	426,824
533,000	KeyCorporation(e)	SOFRRATE + 2.420%	6.4010	03/06/35	566,970
693,000	M&T Bank Corporation(e)	H15T5Y + 1.430%	5.4000	07/30/35	694,002

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	BANKING — 4.9% (Continued)
705,000	Mizuho Financial Group, Inc.		2.5640	09/13/31	$622,511
626,000	NatWest Group plc(e)	H15T5Y + 2.200%	6.4750	06/01/34	648,744
395,000	PNC Financial Services Group, Inc. (The)(e)	SOFRRATE + 1.394%	5.5750	01/29/36	404,306
185,000	PNC Financial Services Group, Inc. (The)(e)	H15T5Y + 1.170%	5.4230	01/25/41	181,532
610,000	Societe Generale S.A.(a),(e)	H15T1Y + 2.100%	6.0660	01/19/35	632,581
200,000	Texas Capital Bancshares, Inc.(e)	H15T5Y + 3.150%	4.0000	05/06/31	199,929
270,000	Texas Capital Bancshares, Inc.(e)	SOFRRATE + 1.940%	5.3010	02/27/32	267,900
449,000	Toronto-Dominion Bank (The)(e)	H15T5Y + 4.075%	8.1250	10/31/82	467,578
65,000	Truist Financial Corporation(e)	SOFRRATE + 1.852%	5.1220	01/26/34	65,039
515,000	Truist Financial Corporation(e)	SOFRRATE + 2.361%	5.8670	06/08/34	536,172
631,000	US Bancorp(e)	SOFRRATE + 1.411%	5.4240	02/12/36	643,666
292,000	Wells Fargo & Company(e)	SOFRRATE + 2.100%	4.8970	07/25/33	291,446
583,000	Wells Fargo & Company(e)	SOFRRATE + 2.060%	6.4910	10/23/34	631,958
1,010,000	Wells Fargo & Company(e)	H15T5Y + 2.340%	6.1250	06/15/74	1,012,860
					16,855,752
	BIOTECH & PHARMA — 0.8%
876,000	Amgen, Inc.		5.6500	03/02/53	843,302
15,000	Amneal Pharmaceuticals, LLC(a)		6.8750	08/01/32	15,591
783,000	EMD Finance, LLC(a)		5.0000	10/15/35	774,462
30,000	GENMAB A/S/GENMAB FINANCE, LLC(a)		6.2500	12/15/32	30,803
590,000	Royalty Pharma plc		5.4000	09/02/34	598,389
483,000	Royalty Pharma plc		3.3500	09/02/51	318,027
681	Viatris, Inc.(a)		2.3000	06/22/27	662
					2,581,236
	CABLE & SATELLITE — 0.4%
14,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	14,030
180,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	170,661
45,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	08/15/30	42,006
725,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	668,846
200,000	CSC Holdings, LLC(a)		11.7500	01/31/29	143,474
152,000	Directv Financing, LLC(a)		5.8750	08/15/27	152,206

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	CABLE & SATELLITE — 0.4% (Continued)
					$1,191,223
	CHEMICALS — 0.2%
354,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	351,461
265,000	Solstice Advanced Materials, Inc.(a)		5.6250	09/30/33	263,558
130,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	135,886
					750,905
	COMMERCIAL SUPPORT SERVICES — 0.2%
616,000	Sodexo, Inc.(a)		5.8000	08/15/35	628,142

	CONSTRUCTION MATERIALS — 0.4%
750,000	Eagle Materials, Inc.		5.0000	03/15/36	721,948
709,000	JH North America Holdings, Inc.(a)		6.1250	07/31/32	711,075
55,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	55,808
					1,488,831
	CONTAINERS & PACKAGING — 0.7%
769,000	Berry Global, Inc.		5.6500	01/15/34	788,702
775,000	Smurfit Kappa Treasury ULC(d)		5.7770	04/03/54	750,633
645,000	Sonoco Products Company(d)		5.0000	09/01/34	632,781
					2,172,116
	ELEC & GAS MARKETING & TRADING — 0.1%
397,000	New York State Electric & Gas Corporation(a)		5.8500	08/15/33	415,575

	ELECTRIC UTILITIES — 2.1%
195,000	AES Corporation (The)(e)	H15T5Y + 3.201%	7.6000	01/15/55	198,762
750,000	Black Hills Corporation		6.1500	05/15/34	792,933
631,000	Capital Power US Holdings, Inc.(a)		6.1890	06/01/35	649,901
577,000	CMS Energy Corporation(e)	H15T5Y + 4.116%	4.7500	06/01/50	566,982
650,000	Constellation Energy Generation, LLC		5.8750	01/15/66	625,097
205,000	Dominion Energy, Inc.(e)	H15T5Y + 2.511%	7.0000	06/01/54	219,240
295,000	Dominion Energy, Inc.(e)	H15T5Y + 2.006%	6.2000	02/15/56	295,627
591,000	Electricite de France S.A.(a)		6.9000	05/23/53	631,237
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	265,581
195,000	Enel Finance International N.V.(a)		5.5000	06/26/34	198,052
444,000	Entergy Corporation(e)	H15T5Y + 2.670%	7.1250	12/01/54	457,382

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	ELECTRIC UTILITIES — 2.1% (Continued)
271,000	Entergy Texas, Inc.		5.8000	09/01/53	$269,166
428,000	NextEra Energy Capital Holdings, Inc.(e)	H15T5Y + 1.979%	6.5000	08/15/55	446,474
401,000	NRG Energy, Inc.(a)		7.0000	03/15/33	436,154
419,000	Puget Energy, Inc.		2.3790	06/15/28	400,526
245,000	Vistra Corporation(a),(e)	H15T5Y + 6.930%	8.0000	04/15/70	247,240
292,000	Vistra Operations Company, LLC(a)		5.7000	12/30/34	295,044
					6,995,398
	ELECTRICAL EQUIPMENT — 0.1%
150,000	Vertiv Holdings Company		5.6500	03/15/46	144,814
185,000	WESCO Distribution, Inc.(a)		5.5000	04/15/34	184,994
					329,808
	ENGINEERING & CONSTRUCTION — 0.1%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	148,268
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	352,324
					500,592
	ENTERTAINMENT CONTENT — 0.1%
60,000	OAK-Eagle Acquireco, Inc.(a)		7.2500	07/01/33	61,777
435,000	Univision Communications, Inc.(a)		8.8750	04/15/33	437,234
					499,011
	FOOD — 0.1%
300,288	Pilgrim’s Pride Corporation		6.2500	07/01/33	315,206
190,000	Post Holdings, Inc.(a)		6.3750	03/01/33	190,010
					505,216
	GAS & WATER UTILITIES — 0.3%
271,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	265,815
445,000	Ferrellgas Escrow, LLC / FG Operating Finance Corporation Escrow Corporation(a)		5.8750	04/01/29	434,428
381,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	399,297
					1,099,540
	HEALTH CARE FACILITIES & SERVICES — 1.3%
15,000	Acadia Healthcare Company, Inc.(a)		5.5000	07/01/28	14,927
485,000	Centene Corporation		3.3750	02/15/30	450,921
736,000	CVS Health Corporation		5.0500	03/25/48	635,231
306,000	CVS Health Corporation(e)	H15T5Y + 2.516%	6.7500	12/10/54	317,174

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.3% (Continued)
193,000	HCA, Inc.		5.5000	06/01/33	$197,544
171,000	HCA, Inc.		5.2500	06/15/49	151,369
340,000	HCA, Inc.		6.0000	04/01/54	329,172
605,000	Icon Investments Six DAC(d)		6.0000	05/08/34	618,600
527,000	IQVIA, Inc.		6.2500	02/01/29	546,949
300,000	IQVIA, Inc.(a)		6.2500	06/01/32	305,765
195,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	194,575
372,000	Universal Health Services, Inc.		2.6500	01/15/32	325,847
422,000	Universal Health Services, Inc.		5.0500	10/15/34	406,392
					4,494,466
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	227,076

	HOME CONSTRUCTION — 0.5%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	252,416
434,000	Meritage Homes Corporation(a)		3.8750	04/15/29	422,719
830,000	PulteGroup, Inc.		4.9000	03/01/36	806,293
20,000	Taylor Morrison Communities, Inc.(a)		5.7500	11/15/32	20,230
					1,501,658
	INDUSTRIAL SUPPORT SERVICES — 0.3%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	413,848
115,000	Ashtead Capital, Inc.(a)		5.9500	10/15/33	119,463
110,000	Ashtead Capital, Inc.(a)		5.8000	04/15/34	112,887
215,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	223,792
25,000	Herc Holdings, Inc.(a)		5.7500	03/15/31	25,072
100,000	Herc Holdings, Inc.(a),(d)		7.2500	06/15/33	104,783
					999,845
	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
486,000	Bank of New York Mellon Corporation (The)(e)	SOFRINDX + 2.074%	5.8340	10/25/33	514,529
203,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 1.550%	5.3300	07/23/35	203,948
324,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	345,674
305,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 1.330%	4.9390	10/21/36	296,154

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.7% (Continued)
355,000	Goldman Sachs Group, Inc. (The)(e),(d)	SOFRRATE + 1.190%	5.0650	01/21/37	$347,270
440,000	Lseg US Fin Corporation(a)		5.2500	03/23/36	438,399
614,000	Morgan Stanley(e)	SOFRRATE + 1.870%	5.2500	04/21/34	620,304
777,000	Morgan Stanley(e)	SOFRRATE + 1.880%	5.4240	07/21/34	792,444
287,000	Morgan Stanley(e)	H15T5Y + 2.430%	5.9480	01/19/38	295,812
541,000	Northern Trust Corporation(c)		3.3750	05/08/32	534,152
290,000	Northern Trust Corporation(e)	H15T5Y + 1.050%	5.1170	11/19/40	284,203
565,000	State Street Corporation(e)	SOFRRATE + 1.958%	6.1230	11/21/34	597,222
337,000	State Street Corporation(e),(d)	H15T5Y + 2.613%	6.7000	03/15/74	347,483
					5,617,594
	INSURANCE — 1.8%
209,000	Allianz S.E.(a),(e)	H15T5Y + 3.232%	6.3500	09/06/53	218,995
271,000	Allianz S.E.(a),(e)	H15T5Y + 2.771%	5.6000	09/03/54	271,173
105,000	American National Group, Inc.(e)	H15T5Y + 3.183%	7.0000	12/01/55	102,734
425,000	Ascot Group Ltd.(a)		4.2500	12/15/30	397,837
300,000	Corebridge Financial, Inc.(e)	H15T5Y + 3.846%	6.8750	12/15/52	304,618
537,000	Corebridge Financial, Inc.(e)	H15T5Y + 2.646%	6.3750	09/15/54	534,166
522,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	528,400
198,000	Global Atlantic Fin Company(a),(d)		7.9500	06/15/33	217,313
320,000	Global Atlantic Fin Company(a)		6.7500	03/15/54	302,389
105,000	Global Atlantic Fin Company(a),(e)	H15T5Y + 3.608%	7.9500	10/15/54	105,556
515,000	Liberty Mutual Group, Inc.(a),(e)	H15T5Y + 3.315%	4.1250	12/15/51	509,439
350,000	Nippon Life Insurance Company(a),(e)	H15T5Y + 2.954%	6.2500	09/13/53	364,162
246,000	Nippon Life Insurance Company(a),(e)	H15T5Y + 3.189%	6.5000	04/30/55	259,443
605,000	Omnis Funding Trust(a)		6.7220	05/15/55	620,814
104,000	Prudential Financial, Inc.(e)	H15T5Y + 3.162%	5.1250	03/01/52	101,411
210,000	Prudential Financial, Inc.(e)	H15T5Y + 2.848%	6.7500	03/01/53	221,155
330,000	Prudential Financial, Inc.(e)	H15T5Y + 2.404%	6.5000	03/15/54	340,827
594,000	Sumitomo Life Insurance Company(a),(e)	H15T5Y + 2.651%	5.8750	09/10/55	595,404
					5,995,836
	INTERNET MEDIA & SERVICES — 0.2%
605,000	Meta Platforms, Inc.		5.7500	11/15/65	550,637

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	INTERNET MEDIA & SERVICES — 0.2% (Continued)
165,000	Snap, Inc.(a)		6.8750	03/15/34	$159,585
					710,222
	LEISURE FACILITIES & SERVICES — 0.3%
720,000	Flutter Treasury DAC(a)		5.8750	06/04/31	717,869
280,000	Hilton Domestic Operating Company, Inc.(a)		5.7500	09/15/33	281,944
75,000	Rivers Enterprise Lender, LLC / Rivers Enterprise Lender Corporation(a)		6.2500	10/15/30	76,325
					1,076,138
	MACHINERY — 0.7%
5,000	CompoSecure Holdings, LLC(a)		5.6250	02/01/33	4,904
50,000	Esab Corporation(a)		5.6250	04/01/31	50,575
665,000	Flowserve Corporation		3.5000	10/01/30	628,492
606,000	Regal Rexnord Corporation		6.4000	04/15/33	644,697
455,000	Stanley Black & Decker, Inc.(e)	H15T5Y + 2.657%	6.7070	03/15/60	448,294
699,000	Veralto Corporation		5.4500	09/18/33	716,003
					2,492,965
	MEDICAL EQUIPMENT & DEVICES — 1.2%
915,000	180 Medical, Inc.(a)		5.3000	10/08/35	896,405
257,000	Abbott Laboratories		5.5000	03/15/56	248,749
155,000	Augusta SpinCompany Corporation		5.2450	03/23/36	154,428
1,405,000	Baxter International, Inc.(d)		3.1320	12/01/51	813,732
737,000	DENTSPLY SIRONA, Inc.(d)		3.2500	06/01/30	682,321
505,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	491,134
776,000	Smith & Nephew plc		5.4000	03/20/34	788,608
					4,075,377
	METALS & MINING — 0.3%
336,000	Corp Nacional del Cobre de Chile(a)		5.9500	01/08/34	348,444
306,000	Glencore Funding, LLC(a)		2.8500	04/27/31	278,893
250,000	Glencore Funding, LLC(a)		5.6340	04/04/34	257,064
					884,401
	OIL & GAS PRODUCERS — 3.5%
660,000	APA Corporation		6.7500	02/15/55	674,989
275,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corporation(a)		6.6250	07/15/33	282,676
625,000	BP Capital Markets plc(e)	H15T5Y + 4.398%	4.8750	12/22/00	620,037
140,000	Buckeye Partners, L.P.(a)		6.7500	02/01/30	144,882

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	OIL & GAS PRODUCERS — 3.5% (Continued)
552,000	Columbia Pipelines Operating Company, LLC(a)		5.4390	02/15/35	$561,209
185,000	DBR Land Holdings, LLC(a)		6.2500	12/01/30	189,496
583,000	Diamondback Energy, Inc.		5.9000	04/18/64	563,081
738,000	DT Midstream, Inc.(a)		4.3750	06/15/31	713,464
330,000	Enbridge, Inc.(e)	H15T10Y + 4.431%	8.5000	01/15/84	376,121
120,000	Energy Transfer, L.P.(e)	H15T5Y + 5.306%	7.1250	05/15/69	123,326
175,000	Energy Transfer, L.P.(e)	H15T5Y + 5.694%	6.5000	11/15/69	175,747
145,000	EOG Resources, Inc.		5.3500	01/15/36	147,188
370,000	EOG Resources, Inc.		5.6500	12/01/54	359,679
654,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	599,487
305,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	319,648
669,000	Harbour Energy plc(a)		6.3270	04/01/35	688,718
660,000	HF Sinclair Corporation		6.2500	01/15/35	684,112
87,000	KazMunayGas National Company JSC(a)		5.7500	04/19/47	83,349
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	95,095
444,000	Kinder Morgan, Inc.		5.8500	06/01/35	465,428
50,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	51,899
80,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	83,998
271,000	Occidental Petroleum Corporation		6.2000	03/15/40	280,184
400,000	Occidental Petroleum Corporation		6.0500	10/01/54	390,368
275,000	Pertamina Persero PT(a)		6.4500	05/30/44	282,324
92,000	Petroleos Mexicanos		6.8400	01/23/30	94,004
137,000	Petroleos Mexicanos		5.9500	01/28/31	134,124
207,000	Petroleos Mexicanos		6.3500	02/12/48	166,521
38,000	Petroleos Mexicanos		7.6900	01/23/50	34,967
70,000	Petroleos Mexicanos		6.9500	01/28/60	58,121
241,000	Petronas Capital Ltd.(a)		5.8480	04/03/55	250,345
235,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	212,823
536,000	Saudi Arabian Oil Company(a)		5.2500	07/17/34	541,416
110,000	South Bow Canadian Infrastructure Holdings Ltd.(e)	H15T5Y + 3.667%	7.5000	03/01/55	116,901
95,000	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	94,745
70,000	South Bow USA Infrastructure Holdings, LLC		6.1760	10/01/54	66,282
25,000	Sunoco, L.P.(a)		5.3750	07/15/31	24,897
45,000	Sunoco, L.P.(a)		5.6250	07/15/34	44,413

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	OIL & GAS PRODUCERS — 3.5% (Continued)
55,000	TransCanada PipeLines Ltd.(e)	H15T5Y + 2.117%	6.3750	10/17/56	$55,445
787,000	Western Midstream Operating, L.P.		5.2500	02/01/50	667,644
521,000	Williams Companies, Inc. (The)		5.1500	03/15/34	521,945
					12,041,098
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
675,000	Baker Hughes Holdings, LLC / Baker Hughes		5.8500	06/15/56	667,043
180,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	187,021
					854,064
	PUBLISHING & BROADCASTING — 0.2%
240,000	Gray Media, Inc.(a)		7.2500	08/15/33	244,455
305,000	Sinclair Television Group, Inc.(a)		8.1250	02/15/33	316,411
					560,866
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
310,000	Iron Mountain, Inc.(a)		6.2500	01/15/33	314,907
260,000	Millrose Properties, Inc.(a)		6.2500	09/15/32	261,140
19,000	Service Properties Trust		4.9500	02/15/27	19,006
					595,053
	RETAIL - CONSUMER STAPLES — 0.4%
50,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	48,734
510,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, L.P.(a)		4.8750	02/15/30	499,459
775,000	Alimentation Couche-Tard, Inc.(a)		5.0770	09/29/35	767,127
					1,315,320
	RETAIL - DISCRETIONARY — 0.3%
175,000	BlueLinx Holdings, Inc.(a),(d)		6.0000	11/15/29	169,986
240,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	239,788
1,045,000	Dick’s Sporting Goods, Inc.		4.1000	01/15/52	743,555
					1,153,329
	SEMICONDUCTORS — 0.5%
209,000	Broadcom, Inc.		5.1500	11/15/31	214,158
575,000	Broadcom, Inc.(a)		3.1370	11/15/35	490,378
579,000	Foundry JV Holdco, LLC(a)		5.8750	01/25/34	588,537
527,000	Marvell Technology, Inc.		5.3000	04/15/36	528,143
					1,821,216

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	SOFTWARE — 0.6%
400,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	$392,849
105,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(a)		8.7500	05/01/29	96,737
270,000	Oracle Corporation		6.2500	11/09/32	277,268
420,000	Oracle Corporation		6.9000	11/09/52	397,828
75,000	Oracle Corporation		3.8500	04/01/60	43,481
724,000	Roper Technologies, Inc.		5.1000	09/15/35	703,905
					1,912,068
	SPECIALTY FINANCE — 1.8%
244,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		3.3000	01/30/32	223,125
156,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(e)	H15T5Y + 2.720%	6.9500	03/10/55	161,570
224,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(e)	H15T5Y + 2.441%	6.5000	01/31/56	228,179
710,000	Ally Financial, Inc.		8.0000	11/01/31	793,425
962,000	American Express Company(e)	SOFRRATE + 1.930%	5.6250	07/28/34	984,070
810,000	Atlas Warehouse Lending Company, L.P.(a)		5.2500	01/15/33	792,993
653,000	Aviation Capital Group, LLC(a)		6.3750	07/15/30	688,861
275,000	Aviation Capital Group, LLC(a)		4.8750	01/28/33	266,583
647,000	Avolon Holdings Funding Ltd.(a)		5.7500	11/15/29	663,054
217,000	Capital One Financial Corporation(c)		2.3590	07/29/32	187,306
490,000	Capital One Financial Corporation(e)	SOFRRATE + 2.860%	6.3770	06/08/34	518,075
65,000	OneMain Finance Corporation		6.1250	05/15/30	64,917
235,000	OneMain Finance Corporation		6.5000	03/15/33	229,594
255,000	Rocket Companies, Inc.(a)		6.3750	08/01/33	258,406
					6,060,158
	STEEL — 0.0%(f)
15,000	Carpenter Technology Corporation(a)		5.6250	03/01/34	15,026

	TECHNOLOGY HARDWARE — 0.3%
785,000	Flex Ltd.		5.3750	11/13/35	780,186
195,000	Nokia OYJ		6.6250	05/15/39	205,643
					985,829
	TECHNOLOGY SERVICES — 1.1%
165,000	Block, Inc.		6.5000	05/15/32	168,202
90,000	Block, Inc.(a)		6.0000	08/15/33	89,895

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.5% (Continued)
	TECHNOLOGY SERVICES — 1.1% (Continued)
209,000	Booz Allen Hamilton, Inc.	5.9500	08/04/33	$213,843
866,000	CoStar Group, Inc.(a)	2.8000	07/15/30	787,269
800,000	Gartner, Inc.(a)	3.7500	10/01/30	733,609
615,000	Global Payments, Inc.	5.5500	11/15/35	593,597
753,000	MSCI, Inc.(a)	3.6250	09/01/30	713,057
510,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	516,176
				3,815,648
	TELECOMMUNICATIONS — 0.7%
285,000	Cipher Compute, LLC(a)	7.1250	11/15/30	295,633
280,000	HUT 8 DC, LLC(a)	6.1920	11/15/42	282,787
115,000	Meridian Arc Holdco, LLC(a)	6.2500	04/30/31	114,949
200,000	PR RNO Property Owner 1, LLC(a)	6.5000	05/01/31	198,208
670,000	QTS Fayetteville I Dc1-2, LLC / QTS TRS(a)	5.7000	04/15/36	651,982
488,000	Sprint Capital Corporation	8.7500	03/15/32	580,730
270,000	SV RNO Property Owner 1, LLC(a)	5.8750	03/01/31	265,101
				2,389,390
	TOBACCO & CANNABIS — 0.5%
309,000	BAT Capital Corporation	7.7500	10/19/32	354,818
695,000	Imperial Brands Finance plc(a)	5.8750	07/01/34	718,196
500,000	Philip Morris International, Inc.	5.3750	02/15/33	514,504
				1,587,518
	TRANSPORTATION & LOGISTICS — 0.9%
529,613	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)	4.8000	08/15/27	530,058
305,027	British Airways Class A Pass Through Trust Series 2021-1(a)	2.9000	03/15/35	281,868
296,951	Delta Air Lines Class AA Pass Through Trust Series 2015-1	3.6250	07/30/27	293,593
128,000	DP World plc(a)	6.8500	07/02/37	137,931
820,000	Fedex Freight Holding Company, Inc.(a)	5.2500	03/15/36	798,757
509,041	United Airlines Class A Pass Through Trust Series 2023-1	5.8000	07/15/36	529,416
145,661	United Airlines Class AA Pass Through Trust Series 2024-1	5.4500	02/15/37	148,911
260,000	United Airlines Holdings, Inc.	4.8750	03/01/29	257,521
25,000	United Airlines Holdings, Inc.	5.3750	03/01/31	24,673
				3,002,728
	TOTAL CORPORATE BONDS (Cost $112,863,831)			113,317,886

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.9%
	SOVEREIGN — 2.9%
126,000	Angolan Government International Bond(a)	9.2440	01/15/31	$134,646
73,000	Bahrain Government International Bond(a)	5.6250	05/18/34	67,168
307,000	Bahrain Government International Bond(a)	7.1000	02/03/38	300,351
341,000	Brazilian Government International Bond	6.0000	10/20/33	344,750
67,000	Brazilian Government International Bond	6.6250	03/15/35	69,402
86,000	Chile Government International Bond	3.1000	05/07/41	66,026
81,000	Chile Government International Bond	3.2500	09/21/71	50,625
96,000	Colombia Government International Bond	7.5000	02/02/34	100,656
112,000	Colombia Government International Bond	7.7500	11/07/36	118,384
195,000	Colombia Government International Bond	5.6250	02/26/44	162,094
79,000	Colombia Government International Bond	8.7500	11/14/53	89,922
34,000	Costa Rica Government International Bond(a)	6.5500	04/03/34	36,622
30,000	Costa Rica Government International Bond(a)	7.3000	11/13/54	33,844
150,000	Dominican Republic International Bond(a)	5.5000	02/22/29	150,465
311,000	Dominican Republic International Bond(a)	4.8750	09/23/32	294,159
67,000	Dominican Republic International Bond	6.9500	03/15/37	69,995
59,000	El Salvador Government International Bond(a)	8.6250	02/28/29	62,895
141,000	El Salvador Government International Bond	7.6500	06/15/35	145,061
191,000	Ghana Government International Bond(b)	5.0000	07/03/35	175,947
71,000	Guatemala Government Bond(a)	6.6000	06/13/36	76,325
150,000	Hungary Government International Bond(a)	6.2500	09/22/32	160,330
232,000	Hungary Government International Bond(a)	5.5000	03/26/36	232,778
200,000	Indonesia Government International Bond	4.5500	01/11/28	201,214
156,000	Indonesia Government International Bond	4.7500	09/10/34	152,699
304,000	Indonesia Government International Bond(d)	5.1000	02/10/54	280,951
61,000	Ivory Coast Government International Bond(a)	8.0750	04/01/36	64,998
97,000	Ivory Coast Government International Bond(a)	8.2500	01/30/37	104,279
272,000	Kazakhstan Government International Bond(a)	5.5000	07/01/37	278,483
145,000	Mexico Government International Bond	5.3750	03/22/33	142,661
175,000	Mexico Government International Bond	6.0000	05/07/36	175,936
200,000	Mexico Government International Bond	6.6250	01/29/38	206,340
157,000	Morocco Government International Bond(a)	3.0000	12/15/32	137,364
142,000	Nigeria Government International Bond(a)	10.3750	12/09/34	170,447
154,000	Nigeria Government International Bond(a)	8.6310	01/13/36	169,141

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.9% (Continued)
	SOVEREIGN — 2.9% (Continued)
427,000	Oman Government International Bond(a)	6.2500	01/25/31	$454,031
62,000	Panama Government International Bond	5.6620	02/23/38	62,496
162,000	Panama Government International Bond	8.0000	03/01/38	192,351
122,000	Peruvian Government International Bond	2.7830	01/23/31	112,417
192,000	Peruvian Government International Bond	5.3750	02/08/35	194,016
346,000	Philippine Government International Bond	4.7500	03/05/35	336,688
76,000	Republic of Kenya Government International Bond(a)	9.7500	02/16/31	80,432
145,000	Republic of Kenya Government International Bond(a)	7.8750	10/09/33	138,622
210,000	Republic of Poland Government International Bond	4.8750	10/04/33	210,469
82,000	Republic of Poland Government International Bond	5.1250	09/18/34	82,710
129,000	Republic of Poland Government International Bond	5.3750	02/12/35	131,855
165,000	Republic of South Africa Government International(a)	6.1250	12/11/37	157,436
200,000	Republic of South Africa Government International Bond	5.8750	06/22/30	204,042
135,000	Republic of South Africa Government International Bond	5.6500	09/27/47	109,476
116,000	Republic of Uzbekistan International Bond(a)	6.9000	02/28/32	124,671
206,000	Romanian Government International Bond(a)	5.8750	01/30/29	209,550
106,000	Romanian Government International Bond(a)	7.1250	01/17/33	112,636
66,000	Romanian Government International Bond(a)	6.3750	01/30/34	66,877
46,000	Romanian Government International Bond(a)	6.6250	05/16/36	46,553
154,000	Saudi Government International Bond(a)	4.8750	07/18/33	153,569
128,000	Saudi Government International Bond(a)	5.6250	01/13/35	133,180
95,000	Saudi Government International Bond(a)	4.5000	10/26/46	78,476
240,000	Saudi Government International Bond(a)	3.7500	01/21/55	166,202
149,000	Serbia International Bond(a)	6.5000	09/26/33	158,902
170,000	Sri Lanka Government International Bond(a),(b)	3.6000	02/15/38	160,514
143,000	Turkiye Government International Bond	7.2500	05/29/32	146,412
96,000	Turkiye Government International Bond	6.3000	03/14/33	92,770
257,000	Turkiye Government International Bond	7.6250	05/15/34	268,028
70,000	Turkiye Government International Bond	6.6250	02/17/45	61,712
322,000	Uruguay Government International Bond	5.1000	06/18/50	299,895
				9,773,946
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $9,567,232)			9,773,946

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.2%
	ADVERTISING & MARKETING — 0.0%(f)
94,288	Endeavor Operating Company, LLC(e)	TSFR1M + 3.000%	6.4220	01/28/32	$94,794

	AEROSPACE & DEFENSE — 0.1%
205,432	Dynasty Acquisition Company, Inc.(e)	TSFR1M + 2.250%	6.3270	10/27/31	206,321
79,600	TransDigm, Inc.(e)	TSFR3M + 2.250%	5.9230	03/22/30	79,813
190,747	TransDigm, Inc.(e)	TSFR3M + 2.500%	6.7990	02/28/31	191,246
					477,380
	APPAREL & TEXTILE PRODUCTS — 0.0%(f)
69,825	Beach Acquisition Bidco, LLC(e)	TSFR1M + 3.250%	7.3080	06/28/32	70,240

	ASSET MANAGEMENT — 0.1%
193,776	FinCompany I, LLC(e)	TSFR3M + 1.750%	6.0760	06/27/29	193,827

	AUTOMOTIVE — 0.1%
138,600	American Axle & Manufacturing, Inc.(e)	TSFR1M + 3.250%	7.4050	09/20/32	138,773
203,975	Clarios Global, L.P.(e)	TSFR1M + 2.750%	7.0770	01/14/32	205,208
					343,981
	BEVERAGES — 0.2%
140,000	Pegasus Bidco BV(e)	TSFR3M + 2.750%	6.7620	07/12/29	140,832
255,000	Primo Brands Corporation(e)	TSFR1M + 2.750%	6.4230	03/19/31	256,902
124,688	Sazerac Company, Inc.(e)	TSFR1M + 2.000%	5.6680	07/09/32	124,765
					522,499
	BIOTECH & PHARMA — 0.2%
224,250	Genmab A/S(e)	TSFR1M + 3.000%	6.7330	11/18/32	225,917
280,000	Grifols Worldwide Operations USA, Inc.(e)	US0001M + 2.500%	5.7730	11/08/27	280,824
					506,741
	CABLE & SATELLITE — 0.1%
192,278	Charter Communications Operating, LLC(e)	TSFR1M + 2.250%	6.5480	11/22/31	192,388
170,860	Cogeco Communications USA II, L.P.(e)	TSFR1M + 3.250%	6.9230	09/18/30	162,348
205,960	Directv Financing, LLC(e)	TSFR1M + 5.365%	9.7910	08/02/29	206,813
					561,549
	CHEMICALS — 0.0%(f)
106,337	INEOS US Finance, LLC(e)	TSFR1M + 3.250%	7.5770	02/19/30	99,292

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.2% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.2%
169,575	AlixPartners LLP(e)	TSFR1M + 2.000%	6.3530	07/30/32	$169,817
295,000	Brightview Landscapes, LLC(e)	TSFR1M + 2.000%	6.3130	04/20/29	296,476
150,362	Prime Security Services Borrower, LLC(e)	TSFR1M + 2.000%	5.6880	10/15/30	150,675
					616,968
	CONSTRUCTION MATERIALS — 0.1%
127,086	Quikrete Holdings, Inc.(e)	TSFR1M + 2.250%	5.9220	04/14/31	127,312

	ELECTRIC UTILITIES — 0.1%
186,846	Astoria Energy, LLC(e)	TSFR1M + 2.250%	6.4250	06/23/32	187,736
185,829	Kestrel Acquisition, LLC(e)	TSFR3M + 3.000%	6.9340	11/06/31	186,875
89,775	Talen Energy Supply, LLC(e)	TSFR1M + 2.000%	5.6540	10/09/32	90,021
					464,632
	ELECTRICAL EQUIPMENT — 0.2%
201,677	Gates Corporation(e)	TSFR1M + 1.750%	6.0770	06/04/31	202,223
173,691	MX Holdings US, Inc.(e)	TSFR1M + 2.250%	6.5770	02/19/32	174,776
198,357	Wec US Holdings, Inc.(e)	TSFR1M + 2.250%	6.5740	01/27/31	199,012
					576,011
	ENGINEERING & CONSTRUCTION — 0.2%
237,000	Construction Partners, Inc.(e)	TSFR1M + 2.500%	6.8290	10/29/31	238,777
197,415	Cornerstone Generation, LLC(e)	TSFR1M + 3.250%	8.0540	10/28/31	198,191
118,500	Frontdoor, Inc.(e)	TSFR1M + 2.250%	6.5770	12/16/31	119,191
90,000	Green Infrastructure Partners, Inc.(e)	TSFR1M + 2.750%	6.4220	09/18/32	90,338
213,388	Red SPV, LLC(e)	TSFR1M + 2.250%	6.5620	03/08/32	213,855
					860,352
	ENTERTAINMENT CONTENT — 0.2%
290,000	OAK-Eagle Acquireco, Inc.(e)	TSFR1M + 3.500%	7.1720	03/24/33	290,435
225,975	Univision Communications, Inc.(e)	TSFR1M + 3.500%	7.9410	01/31/29	225,128
					515,563
	FOOD — 0.1%
23,286	Del Monte Foods Corporation II, Inc.(e),(g)	TSFR1M + 9.500%	4.3540	06/01/26	20,972
120,326	Del Monte Foods Corporation II, Inc.(e),(g)	TSFR3M + 3.400%	8.3470	08/02/28	2,557
52,259	Del Monte Foods Corporation II, Inc.(e),(g)	TSFR3M + 4.400%	8.5740	08/02/28	2,744

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.2% (Continued)
	FOOD — 0.1% (Continued)
22,956	Del Monte Foods Corporation II, Inc.(e),(g)	TSFR3M + 8.150%	12.4740	08/02/28	$11,708
381,646	Froneri US, Inc.(e)	TSFR1M + 2.000%	5.8770	09/18/31	379,415
					417,396
	HEALTH CARE FACILITIES & SERVICES — 0.1%
146,643	Phoenix Guarantor, Inc.(e)	TSFR1M + 2.500%	6.8270	02/21/31	147,309
182,688	Select Medical Corporation(e)	TSFR1M + 2.000%	6.3270	11/19/31	182,574
					329,883
	HOUSEHOLD PRODUCTS — 0.0%(f)
88,785	Energizer Holdings, Inc.(e)	TSFR1M + 2.000%	6.3270	03/13/32	89,081

	INDUSTRIAL SUPPORT SERVICES — 0.1%
169,150	Resideo Funding, Inc.(e)	TSFR1M + 2.000%	6.3580	08/09/32	169,644

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
186,240	Citadel Securities, L.P.(e)	TSFR1M + 2.000%	6.3270	10/24/31	187,145

	INSURANCE — 0.0%(f)
250,000	TIH Insurance Holdings, LLC(e)	TSFR3M + 2.750%	6.4220	05/06/31	248,750

	LEISURE FACILITIES & SERVICES — 0.6%
213,092	Caesars Entertainment, Inc.(e)	TSFR3M + 2.250%	6.5770	02/06/30	207,322
205,000	Delta 2 Lux Sarl(e)	TSFR1M + 2.000%	6.2990	09/10/31	205,666
109,450	Entain Holdings Gibraltar Ltd.(e)	TSFR3M + 2.250%	6.5690	07/30/32	109,636
190,613	Flutter Entertainment plc(e)	TSFR1M + 1.750%	6.0490	11/29/30	190,374
123,839	Flutter Financing BV(e)	TSFR1M + 2.000%	6.3530	06/04/32	123,413
301,647	Life Time, Inc.(e)	TSFR1M + 2.000%	6.3600	11/05/31	302,920
170,000	Light & Wonder International, Inc.(e)	TSFR1M + 2.000%	5.6530	04/16/29	170,319
224,438	Live Nation Entertainment, Inc.(e)	TSFR1M + 2.000%	5.7340	10/19/32	224,999
267,885	Playtika Holding Corporation(e)	TSFR1M + 2.865%	7.9430	03/05/28	258,277
352,318	UFC Holdings, LLC(e)	TSFR3M + 2.000%	5.6640	11/21/31	353,663
					2,146,589
	MACHINERY — 0.0%(f)
70,000	CompoSecure Holdings, LLC(e)	TSFR1M + 2.250%	5.9380	01/10/33	70,292

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.1%
215,000	Hopper Merger Sub, Inc.(e)	TSFR1M + 2.250%	5.9380	01/14/33	$214,061
203,713	Medline Borrower, L.P.(e)	TSFR1M + 1.750%	5.4660	10/25/30	204,740
					418,801
	OIL & GAS PRODUCERS — 0.5%
279,300	Blackfin Pipeline, LLC(e)	TSFR1M + 3.000%	7.1660	09/29/32	281,860
230,000	CQP Holdco, L.P.(e)	TSFR3M + 1.750%	5.4000	12/15/32	230,159
170,000	Freeport LNG Investments LLLP(e)	TSFR3M + 3.250%	6.9180	01/31/33	170,479
259,291	GIP Pilot Acquisition Partners, L.P.(e)	TSFR3M + 2.000%	6.2770	10/04/30	260,782
74,438	Hilcorp Energy I, L.P.(e)	TSFR1M + 2.000%	6.3140	02/05/30	74,717
203,567	Oryx Midstream Services Permian Basin, LLC(e)	TSFR1M + 2.250%	6.5750	10/05/28	204,486
73,690	WhiteWater DBR HoldCo, LLC(e)	TSFR1M + 2.250%	6.5490	03/03/31	74,197
280,000	WhiteWater Matterhorn Holdings, LLC(e)	TSFR3M + 1.750%	5.4020	06/16/32	279,924
					1,576,604
	PUBLISHING & BROADCASTING — 0.1%
382,113	Nexstar Media, Inc.(e)	TSFR1M + 2.500%	6.1730	06/24/32	382,166

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
170,743	Iron Mountain, Inc.(e)	TSFR1M + 2.100%	6.3270	01/31/31	171,063

	RETAIL - DISCRETIONARY — 0.1%
210,982	Belron Finance 2019, LLC(e)	TSFR3M + 2.000%	5.6600	10/16/31	212,257
92,981	Harbor Freight Tools USA, Inc.(e)	TSFR1M + 2.500%	6.5770	06/05/31	92,981
					305,238
	SOFTWARE — 0.1%
304,860	SS&C Technologies, Inc.(e)	TSFR1M + 2.000%	7.3440	05/09/31	305,239
128,176	UKG, Inc.(e)	TSFR3M + 3.000%	6.1670	02/10/31	123,899
					429,138
	TECHNOLOGY SERVICES — 0.2%
90,000	CACI International, Inc.(e)	TSFR1M + 1.750%	5.4170	02/26/33	90,450
204,303	North American Bancard, LLC(e)	TSFR3M + 2.500%	6.7990	11/24/28	191,407
160,000	Shift4 Payments, LLC(e)	TSFR1M + 2.000%	5.6870	07/06/32	160,834
					442,691
	TELECOMMUNICATIONS — 0.1%
272,840	Eagle Broadband Investments, LLC(e)	TSFR3M + 3.115%	7.5610	11/12/27	265,093

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.2% (Continued)
	TRANSPORTATION & LOGISTICS — 0.1%
158,400	AAdvantage Loyalty IP Ltd.(e)	TSFR3M + 2.250%	5.9250	04/20/28	$157,751
258,040	Rand Parent, LLC(e)	TSFR3M + 3.000%	6.6720	03/18/30	259,403
					417,154
	TOTAL TERM LOANS (Cost $14,261,354)				14,097,869

	U.S. GOVERNMENT & AGENCIES — 30.7%
	AGENCY FIXED RATE — 14.4%
4,817	Fannie Mae Pool 735061		6.0000	11/01/34	4,982
7,033	Fannie Mae Pool 866009		6.0000	03/01/36	7,379
40,081	Fannie Mae Pool 938574		5.5000	09/01/36	40,972
20,479	Fannie Mae Pool 310041		6.5000	05/01/37	21,501
7,944	Fannie Mae Pool 962752		5.0000	04/01/38	8,052
11,163	Fannie Mae Pool 909175		5.5000	04/01/38	11,510
25,169	Fannie Mae Pool 909220		6.0000	08/01/38	26,509
37,397	Fannie Mae Pool AS7026		4.0000	04/01/46	35,757
59,198	Fannie Mae Pool BJ9260		4.0000	04/01/48	56,406
2,963,543	Fannie Mae Pool CB0534		3.0000	05/01/51	2,605,452
655,520	Fannie Mae Pool FS4991		3.0000	03/01/52	575,794
1,141,526	Fannie Mae Pool FS8360		3.5000	09/01/52	1,042,442
565,038	Fannie Mae Pool MA4805		4.5000	11/01/52	546,681
709,392	Fannie Mae Pool FS4438		5.0000	11/01/52	703,444
1,081,345	Fannie Mae Pool MA4839		4.0000	12/01/52	1,016,322
2,037,555	Fannie Mae Pool FS7751		4.0000	03/01/53	1,918,285
424,737	Fannie Mae Pool MA4980		6.0000	04/01/53	435,958
439,085	Fannie Mae Pool MA5072		5.5000	06/01/53	443,256
875,622	Fannie Mae Pool CB6857		4.5000	08/01/53	846,811
2,044,491	Fannie Mae Pool FA1728		6.0000	10/01/53	2,098,036
425,375	Fannie Mae Pool FS6679		6.0000	12/01/53	436,916
2,099,639	Fannie Mae Pool MA5271		5.5000	02/01/54	2,115,724
3,156,372	Fannie Mae Pool FA2472		5.0000	04/01/54	3,128,405

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.7% (Continued)
	AGENCY FIXED RATE — 14.4% (Continued)
1,681,845	Fannie Mae Pool MA5385	4.0000	06/01/54	$1,580,690
1,024,063	Fannie Mae Pool FS8791	6.0000	08/01/54	1,047,713
1,332,989	Fannie Mae Pool FA0685	6.0000	01/01/55	1,365,430
3,527,773	Fannie Mae Pool FA1378	4.0000	03/01/55	3,325,083
44,382	Freddie Mac Gold Pool G01980	5.0000	12/01/35	45,040
7,463	Freddie Mac Gold Pool G05888	5.5000	10/01/39	7,682
171,839	Freddie Mac Pool SB8269	6.0000	10/01/38	177,490
1,867,696	Freddie Mac Pool SD2026	5.0000	11/01/52	1,851,844
463,969	Freddie Mac Pool SD3238	5.5000	12/01/52	468,482
1,474,783	Freddie Mac Pool SD8309	6.0000	03/01/53	1,515,056
949,687	Freddie Mac Pool SD5594	5.5000	07/01/53	958,709
702,338	Freddie Mac Pool SD8343	6.0000	07/01/53	720,258
408,579	Freddie Mac Pool SD8350	6.0000	08/01/53	419,434
1,304,036	Freddie Mac Pool SL3545	3.0000	10/01/53	1,146,433
1,771,692	Freddie Mac Pool SD5856	3.5000	01/01/54	1,617,111
859,982	Freddie Mac Pool SD8409	6.0000	03/01/54	878,466
2,447,686	Freddie Mac Pool SD8418	4.5000	04/01/54	2,359,571
1,123,698	Freddie Mac Pool SL0627	6.0000	10/01/54	1,149,705
6,863,045	Freddie Mac Pool SD8492	5.0000	01/01/55	6,778,193
936,061	Freddie Mac Pool SD8494	5.5000	01/01/55	942,277
2,464,909	Freddie Mac Pool SL2922	5.5000	10/01/55	2,486,149
				48,967,410
	U.S. TREASURY BONDS — 1.2%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,129,739
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,830,623
				3,960,362
	U.S. TREASURY NOTES — 15.1%
775,000	United States Treasury Note	4.3750	08/15/26	776,413
370,000	United States Treasury Note	4.0000	01/31/29	370,896
3,280,000	United States Treasury Note	4.0000	07/31/29	3,287,111
1,055,000	United States Treasury Note	4.0000	03/31/30	1,056,092
1,380,000	United States Treasury Note	3.8750	07/31/30	1,373,936
890,000	United States Treasury Note	4.0000	02/15/34	874,616
1,875,000	United States Treasury Note	3.8750	08/15/34	1,819,922

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.7% (Continued)
	U.S. TREASURY NOTES — 15.1% (Continued)
7,265,000	United States Treasury Note	4.6250	02/15/35	$7,419,808
5,045,000	United States Treasury Note	4.2500	05/15/35	5,008,246
500,000	United States Treasury Note	4.1250	02/15/36	489,570
1,135,000	United States Treasury Note	1.8750	11/15/51	616,358
4,100,000	United States Treasury Note	4.0000	11/15/52	3,484,439
1,950,000	United States Treasury Note	3.6250	02/15/53	1,547,127
2,610,000	United States Treasury Note	3.6250	05/15/53	2,068,833
4,875,000	United States Treasury Note	4.2500	02/15/54	4,317,993
5,770,000	United States Treasury Note	4.6250	05/15/54	5,439,014
365,000	United States Treasury Note	4.2500	08/15/54	323,289
3,310,000	United States Treasury Note	4.5000	11/15/54	3,057,354
6,235,000	United States Treasury Note	4.6250	02/15/55	5,879,410
1,775,000	United States Treasury Note	4.7500	05/15/55	1,708,264
				50,918,691
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $108,602,318)			103,846,463

Shares
	SHORT-TERM INVESTMENTS — 6.0%
	COLLATERAL FOR SECURITIES LOANED — 1.5%
5,167,145	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $5,167,145)(h),(i)	5,167,145

	MONEY MARKET FUNDS - 4.5%
15,085,098	Fidelity Government Portfolio, Institutional, 3.53% (Cost $15,085,098)(h)	15,085,098

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,252,243)	20,252,243

	TOTAL INVESTMENTS - 101.0% (Cost $345,421,481)	$341,269,041
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(3,395,263)
	NET ASSETS - 100.0%	$337,873,778

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Depreciation
71	CBOT US Treasure Bond Future	06/22/2026	$8,011,906	$(339,469)
	TOTAL LONG FUTURES CONTRACTS			(339,469)

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation/(Depreciation)
4	Ultra U.S. Treasury Bond Future	06/22/2026	$460,125	$3,000
	TOTAL SHORT FUTURES CONTRACTS			3,000
	TOTAL FUTURES CONTRACTS			$(336,469)

ABS	- Asset Backed Securities
A/S	- Anonim Sirketi
CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S.A.	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRINDX	Secured Overnight Financing Rate Compounded
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 month
TSFR3M	Secured Overnight Financing Rate 3 month
US0001M	ICE LIBOR USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $123,447,550 or 36.5% of net assets.
(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,067,365 at April 30, 2026.
(e)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(f)	Percentage rounds to less than 0.1%.
(g)	Illiquid security.
(h)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(i)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $5,167,145 at April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

(j)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.4%
	CLO — 5.4%
1,500,000	Bain Capital Credit CLO 2021-1 Ltd. Series 1A ER(a),(b)	TSFR3M + 6.300%	9.9750	04/18/34	$1,350,452
3,000,000	Bain Capital Credit CLO 2021-7 Ltd. Series 7A ER(a),(b)	TSFR3M + 6.500%	10.1640	01/22/35	2,647,617
2,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(a),(b)	TSFR3M + 6.600%	10.2730	10/15/34	2,205,461
3,500,000	BlueMountain CLO XXXIII Ltd. Series 33A ER(a),(b)	TSFR3M + 6.930%	10.6050	10/20/38	3,248,935
1,350,000	MidOcean Credit CLO XIV Ltd. Series 14A ER(a),(b),(i)	TSFR3M + 6.140%	9.8460	04/15/37	1,353,494
1,400,000	Sculptor CLO XXXVI LTD Series 36A D2(a),(b)	TSFR3M + 4.150%	7.8160	01/30/39	1,400,306
					12,206,265
	TOTAL ASSET BACKED SECURITIES (Cost $12,904,533)				12,206,265

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6%
	AUTOMOTIVE — 0.2%
535,000	ZF North America Capital, Inc.(a)		6.8750	04/23/32	523,772

	CABLE & SATELLITE — 0.6%
492,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	342,936
600,000	CCO Holdings, LLC / CCO Holdings Capital(a),(c)		4.2500	01/15/34	503,631
575,000	Sirius XM Radio, Inc.(a)		4.1250	07/01/30	535,271
					1,381,838
	ELECTRIC UTILITIES — 0.6%
525,000	California Buyer Ltd. / Atlantica Sustainable(a)		6.3750	02/15/32	522,051
525,000	NextEra Energy Operating Partners, L.P.(a),(c)		7.2500	01/15/29	546,250
221,000	XPLR Infrastructure Operating Partners, L.P.(a),(c)		7.7500	04/15/34	231,742
					1,300,043
	ENTERTAINMENT CONTENT — 0.4%
490,000	Univision Communications, Inc.(a)		8.5000	07/31/31	497,681
525,000	ViacomCBS, Inc.(d)	US0003M + 3.899%	6.2500	02/28/57	377,697
					875,378
	FOOD — 0.6%
203,000	HLF Financing Sarl, LLC / Herbalife International,(a),(c)		4.8750	06/01/29	190,788
403,000	HLF Financing Sarl, LLC / Herbalife International(a)		7.7500	05/01/33	411,399

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6% (Continued)
	FOOD — 0.6% (Continued)
525,000	Post Holdings, Inc.(a)		6.2500	10/15/34	$518,730
					1,120,917
	GAS & WATER UTILITIES — 0.2%
500,000	Venture Global Plaquemines Lng, LLC(a)		7.5000	05/01/33	554,811

	HEALTH CARE FACILITIES & SERVICES — 0.2%
270,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	269,412
145,000	Tenet Healthcare Corporation(a),(c)		6.0000	11/15/33	146,586
					415,998
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
500,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)		7.5000	06/15/31	525,374

	LEISURE FACILITIES & SERVICES — 0.7%
490,000	Carnival Corporation(a)		5.7500	08/01/32	493,012
582,000	Hilton Grand Vacations Borrower Escrow, LLC /(a),(c)		4.8750	07/01/31	539,201
520,000	Light & Wonder International, Inc.(a)		6.2500	10/01/33	515,969
					1,548,182
	OIL & GAS PRODUCERS — 2.4%
305,000	Crescent Energy Finance, LLC(a)		7.3750	01/15/33	312,366
360,000	Crescent Energy Finance, LLC(a)		8.3750	01/15/34	380,601
225,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		8.6250	03/15/29	234,822
146,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		7.3750	06/30/33	150,704
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	524,475
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		6.0000	02/01/31	395,468
265,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		7.2500	02/15/35	270,016
494,000	ITT Holdings, LLC(a)		6.5000	08/01/29	487,245
535,000	Murphy Oil Corporation		6.5000	02/15/34	539,447
545,000	Northern Oil & Gas, Inc.(a)		7.8750	10/15/33	564,879
525,000	Sunoco, L.P.(a)		5.8750	03/15/34	523,305
443,000	Venture Global LNG, Inc.(a),(c)		8.3750	06/01/31	462,051
325,000	Vital Energy, Inc.(a)		7.8750	04/15/32	337,093
					5,182,472
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
558,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	554,691

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6% (Continued)
	RETAIL - CONSUMER STAPLES — 0.2%
540,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	$526,329

	RETAIL - DISCRETIONARY — 0.1%
121,000	Hertz Corporation (The)(a),(c)		12.6250	07/15/29	114,134

	SOFTWARE — 0.2%
525,000	Flash Compute, LLC(a)		7.2500	12/31/30	536,147

	SPECIALTY FINANCE — 0.5%
200,000	Cobra AcquisitionCo, LLC(a)		6.3750	11/01/29	174,723
515,000	Credit Acceptance Corporation(a)		6.6250	03/15/30	514,245
510,000	goeasy Ltd.(a)		6.8750	05/15/30	431,087
					1,120,055
	STEEL — 0.2%
485,000	Cleveland-Cliffs, Inc.(a)		7.3750	05/01/33	490,503

	TECHNOLOGY HARDWARE — 0.3%
500,000	EquipmentShare.com, Inc.(a),(c)		8.0000	03/15/33	524,377
196,000	Viasat, Inc.(a)		7.5000	05/30/31	196,691
					721,068
	TECHNOLOGY SERVICES — 0.4%
475,000	ION Platform Finance US, Inc. / ION Platform(a)		5.7500	05/15/28	444,586
545,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	370,381
					814,967
	TELECOMMUNICATIONS — 1.2%
535,000	Black Pearl Compute, LLC(a)		6.1250	02/15/31	543,438
705,000	Core Scientific Finance I, LLC(a)		7.7500	05/15/31	703,708
300,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	318,296
200,000	Iliad Holding S.A.SU(a)		7.0000	04/15/32	203,279
152,000	Rogers Communications, Inc.(d)	H15T5Y + 2.653%	7.0000	04/15/55	155,216
353,000	Rogers Communications, Inc.(c),(d)	H15T5Y + 2.620%	7.1250	04/15/55	364,785
350,000	Sable International Finance Ltd.(a)		7.1250	10/15/32	349,870
					2,638,592

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2%
545,000	Performance Food Group, Inc.(a)		5.6250	03/01/34	$533,899

	TOTAL CORPORATE BONDS (Cost $21,666,644)				21,479,170

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4%
	ADVERTISING & MARKETING — 0.7%
1,118,555	Endeavor Operating Company, LLC(b)	TSFR1M + 2.774%	6.4220	01/28/32	1,124,567
355,701	Planet US Buyer, LLC(b)	TSFR3M + 3.667%	7.3300	02/10/31	357,628
					1,482,195
	AEROSPACE & DEFENSE — 0.2%
63,571	Kaman Corporation(b)	TSFR1M + 3.401%	7.0490	01/30/32	63,918
388,217	Kaman Corporation(b)	TSFR1M + 3.435%	7.0830	01/30/32	390,823
					454,741
	APPAREL & TEXTILE PRODUCTS — 1.6%
479,419	Beach Acquisition Bidco, LLC(b)	TSFR1M + 3.660%	7.3080	06/28/32	482,266
1,016,381	Tory Burch, LLC(b)	TSFR1M + 4.001%	7.6490	04/17/31	1,010,664
1,995,751	Varsity Brands, Inc.(b)	TSFR1M + 3.024%	6.6720	08/26/31	1,995,003
					3,487,933
	ASSET MANAGEMENT — 3.8%
1,190,045	Clue Opco, LLC(b)	TSFR3M + 5.117%	8.7800	12/19/30	1,185,445
387,337	Deep Blue Operating I, LLC(b)	TSFR1M + 3.325%	6.9730	09/17/32	389,758
779,440	Dragon Buyer, Inc.(b)	TSFR1M + 3.651%	7.2990	09/24/31	747,482
380,000	Dragon Buyer, Inc.(b)	TSFR3M + 2.750%	6.4130	09/30/31	364,420
1,471,108	Focus Financial Partners, LLC(b)	TSFR1M + 2.568%	6.2160	09/15/31	1,461,840
1,478,411	Hightower Holding, LLC(b)	TSFR3M + 3.401%	7.0640	02/03/32	1,479,343
1,861,936	Nexus Buyer, LLC(b)	TSFR1M + 3.525%	7.1730	07/31/31	1,829,166
1,057,545	Osaic Holdings, Inc.(b)	TSFR1M + 2.534%	6.1820	08/02/32	1,058,840
					8,516,294
	AUTOMOTIVE — 2.0%
1,457,707	American Axle & Manufacturing, Inc.(b)	TSFR1M + 3.757%	7.4050	09/20/32	1,459,529
1,550,194	Clarios Global, L.P.(b)	TSFR1M + 3.429%	7.0770	01/14/32	1,559,566
22,652	First Brands Group, LLC(b)	TSFR1M + 2.031%	5.6790	06/29/26	5,599

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	AUTOMOTIVE — 2.0% (Continued)
2,251,268	First Brands Group, LLC(b)	TSFR1M + 3.648%	9.5700	06/29/26	$8,859
779,235	First Brands Group, LLC(b)	US0001M + 5.000%	9.5700	03/24/27	1,816
524,876	IXS Holdings, Inc.(b)	TSFR3M + 6.071%	9.7340	09/05/29	527,666
880,565	PAI Holdco, Inc.(b)	US0001M + 5.041%	8.2910	10/28/27	825,714
					4,388,749
	BEVERAGES — 1.1%
1,601,966	Pegasus Bidco BV(b)	TSFR3M + 3.099%	6.7620	07/12/29	1,611,481
777,388	Primo Brands Corporation(b)	TSFR1M + 2.775%	6.4230	03/19/31	783,188
					2,394,669
	BIOTECH & PHARMA — 0.4%
494,474	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 3.034%	6.6820	08/02/32	497,256
330,526	Grifols International Services USA, Inc.(b)	TSFR1M + 2.531%	6.1790	04/01/33	331,676
					828,932
	CABLE & SATELLITE — 1.8%
2,110,401	Altice Financing S.A.(b)	TSFR1M + 5.654%	9.3020	10/31/27	1,616,714
1,500,000	Coral-US Co-Borrower, LLC(b)	TSFR1M + 3.858%	7.5060	01/30/32	1,499,685
870,458	Sunrise Financing Partnership(b)	TSFR1M + 3.145%	6.7930	02/17/32	872,178
					3,988,577
	CHEMICALS — 3.9%
1,550,826	AIP RD Buyer Corporation(b)	TSFR1M + 4.009%	7.6570	12/23/30	1,549,213
890,457	Consolidated Energy Finance S.A.(b)	TSFR1M + 5.909%	9.5570	11/08/30	859,709
950,601	Groupe Solmax, Inc.(b)	US0001M + 4.750%	9.1910	07/23/28	767,234
610,000	INEOS US Finance, LLC(b)	TSFR1M + 3.013%	6.6610	02/07/31	566,791
640,000	INEOS US Petrochem, LLC(b)	TSFR1M + 3.013%	–	03/14/30	577,600
812,051	Iris Holding, Inc.(b)	TSFR1M + 5.482%	9.1300	06/15/28	769,126
1,672,638	Nouryon Finance BV(b)	TSFR3M + 3.373%	7.0360	04/03/28	1,665,321
703,993	Solenis Holdings Ltd.(b)	TSFR3M + 3.636%	7.2990	06/23/31	696,956
1,327,214	Windsor Holdings III, LLC(b)	TSFR1M + 2.818%	6.4660	08/01/30	1,325,223
					8,777,173
	COMMERCIAL SUPPORT SERVICES — 4.9%
1,194,639	Action Environmental Group, Inc. (The)(b)	TSFR3M + 3.897%	7.5600	10/24/30	1,195,535
1,044,530	Allied Universal Holdco, LLC(b)	TSFR1M + 3.275%	6.9230	08/06/32	1,048,718
624,399	Creative Artists Agency, LLC(b)	TSFR1M + 2.532%	6.1800	10/01/31	626,956
439,384	Fleet US Bidco, Inc.(b)	TSFR1M + 3.407%	7.0550	02/10/31	442,680

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	COMMERCIAL SUPPORT SERVICES — 4.9% (Continued)
1,904,116	Garda World Security Corporation(b)	TSFR1M + 2.773%	6.4210	02/01/29	$1,905,306
951,553	GFL Environmental Services, Inc./ON(b)	TSFR1M + 3.176%	6.8240	02/04/32	954,826
1,012,716	Groundworks, LLC(b)	TSFR1M + 3.675%	7.3230	03/06/31	1,016,833
668,017	PG Polaris BidCompany Sarl(b)	TSFR3M + 2.428%	6.0910	03/26/31	672,242
36,383	Ryan, LLC(b)	TSFR1M + 4.179%	7.8270	11/14/30	35,911
1,353,019	Ryan, LLC(b)	TSFR1M + 3.843%	7.4910	11/05/32	1,335,477
559,240	Tidal Waste & Recycling Holdings, LLC(b)	TSFR1M + 4.151%	7.7990	10/06/31	561,189
1,084,545	WestJet Loyalty, L.P.(b)	TSFR1M + 3.274%	6.9220	02/01/31	1,061,330
					10,857,003
	CONSTRUCTION MATERIALS — 0.4%
464,162	Quikrete Holdings, Inc.(b)	TSFR1M + 2.929%	6.5770	03/26/29	465,177
340,303	Quikrete Holdings, Inc.(b)	TSFR1M + 2.929%	6.5770	01/31/32	340,973
					806,150
	CONSUMER SERVICES — 1.2%
649,967	Opal US, LLC(b)	TSFR6M + 3.038%	6.6860	04/23/32	653,353
1,060,788	Prometric Holdings, Inc.(b)	TSFR1M + 3.775%	7.4230	06/18/32	1,062,278
474,926	Spring Education Group, Inc.(b)	TSFR1M + 4.651%	8.2990	09/29/30	472,188
603,457	Spring Education Group, Inc.(b)	TSFR3M + 3.261%	6.9240	10/07/30	599,978
					2,787,797
	CONTAINERS & PACKAGING — 4.1%
1,477,170	Altium Packaging, LLC(b)	TSFR1M + 2.524%	6.1720	06/05/31	1,443,934
1,337,374	Berlin Packaging, LLC(b)	TSFR1M + 3.958%	7.6060	06/09/31	1,319,654
968,056	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 4.250%	7.5020	03/30/29	926,250
630,000	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.195%	6.8430	04/13/29	602,793
277,423	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.302%	6.9500	03/29/32	258,137
445,812	Graham Packaging Company, Inc.(b)	TSFR1M + 2.254%	5.9020	01/14/33	445,533
747,055	SupplyOne, Inc.(b)	TSFR1M + 4.179%	7.8270	03/27/31	750,633
167,582	SupplyOne, Inc.(b)	TSFR1M + 3.884%	7.5320	04/21/31	168,385
1,776,284	Sword Purchaser, LLC(b)	TSFR1M + 4.270%	7.6750	04/04/33	1,727,436
1,588,932	Trident TPI Holdings, Inc.(b)	TSFR1M + 4.401%	8.0490	09/18/28	1,501,723
					9,144,478
	E-COMMERCE DISCRETIONARY — 0.5%
1,019,723	CNT Holdings I Corporation(b)	TSFR3M + 3.117%	6.7800	11/08/32	1,024,725

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	ELECTRIC UTILITIES — 0.8%
1,668,103	Showtime Acquisition, LLC(b)	TSFR1M + 5.426%	9.0740	08/13/31	$1,658,378
635,000	Texas Competitive Electric Holdings Company, LLC(e),(i)		–	11/22/49	—
					1,658,378
	ELECTRICAL EQUIPMENT — 2.2%
648,156	Icebox Holdco III, Inc.(b)	US0001M + 3.750%	8.0610	12/22/28	651,844
179,825	Icebox Holdco III, Inc.(b)	TSFR3M + 6.875%	10.5380	12/22/32	181,623
947,785	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 3.027%	6.6750	12/02/31	954,301
677,387	Resilience Parent, LLC(b)	TSFR1M + 2.530%	6.1780	01/24/33	679,758
583,160	TK Elevator US Newco, Inc.(b)	TSFR1M + 2.779%	6.4270	04/30/30	588,385
1,332,574	TK Elevator US Newco, Inc.(b)	TSFR1M + 3.589%	7.2370	04/30/30	1,345,439
610,186	Victory Buyer, LLC(b)	TSFR1M + 3.023%	6.6710	02/09/33	615,049
					5,016,399
	ENGINEERING & CONSTRUCTION — 1.8%
1,900,315	Azuria Water Solutions, Inc.(b)	TSFR1M + 2.777%	6.4250	01/27/33	1,902,691
649,701	Green Infrastructure Partners, Inc.(b)	TSFR1M + 2.774%	6.4220	09/18/32	652,137
1,268,355	Osmose Utilities Services, Inc.(b)	US0001M + 3.250%	7.6910	06/17/28	1,265,977
					3,820,805
	ENTERTAINMENT CONTENT — 2.1%
2,432,799	OAK-Eagle Acquireco, Inc.(b)	TSFR1M + 3.524%	7.1720	03/24/33	2,436,448
1,250,891	Univision Communications, Inc.(b)	TSFR1M + 4.901%	8.5490	06/10/29	1,252,067
1,034,421	Versant Media Group, Inc.(b)	TSFR1M + 3.889%	7.5370	10/23/30	1,037,783
					4,726,298
	FOOD — 1.4%
947,607	Froneri US, Inc.(b)	TSFR1M + 2.229%	5.8770	09/18/31	942,068
703,578	Froneri US, Inc.(b)	TSFR1M + 3.177%	6.8250	07/16/32	699,804
1,543,608	TreeHouse Foods, Inc.(b)	TSFR1M + 4.275%	7.9230	02/03/33	1,558,326
					3,200,198
	GAS & WATER UTILITIES — 0.3%
743,707	Pelican Pipeline, LLC(b)	TSFR1M + 2.772%	6.4200	03/18/33	748,820

	HEALTH CARE FACILITIES & SERVICES — 3.4%
1,012,886	Bella Holding Company, LLC(b)	TSFR1M + 3.025%	6.6730	05/10/28	1,015,626
874,254	Charlotte Buyer, Inc.(b)	TSFR1M + 4.916%	8.5640	02/11/28	874,189

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.4% (Continued)
1,623,022	Corgi BidCo, Inc.(b)	TSFR1M + 5.651%	9.2990	09/20/29	$1,536,190
1,448,133	LifePoint Health, Inc.(b)	TSFR1M + 3.774%	7.4220	05/14/31	1,444,063
932,855	PAREXEL International Corporation(b)	TSFR1M + 2.775%	6.4230	12/09/31	934,021
760,000	Quantum Health, Inc.(b)	TSFR3M + 4.251%	7.9140	12/22/27	756,835
1,200,661	Star Parent, Inc.(b)	TSFR1M + 4.024%	7.6720	09/19/30	1,202,540
					7,763,464
	HOME & OFFICE PRODUCTS — 0.8%
1,000,979	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 2.775%	6.4230	07/31/28	1,004,647
858,849	Weber-Stephen Products, LLC(b)	TSFR1M + 4.087%	7.7350	09/17/32	838,585
					1,843,232
	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,604,122	Gloves Buyer, Inc.(b)	TSFR1M + 4.679%	8.3270	01/20/32	1,605,959

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
783,078	Ascensus Holdings, Inc.(b)	TSFR1M + 3.025%	6.6730	08/02/28	777,890
2,221,409	Jane Street Group, LLC(b)	TSFR1M + 2.025%	5.6730	12/11/31	2,220,298
559,438	Jump Financial, LLC(b)	TSFR3M + 4.151%	7.8140	02/26/32	562,235
					3,560,423
	INSURANCE — 3.7%
1,135,203	Acrisure, LLC(b)	TSFR1M + 3.275%	6.9230	06/07/32	1,118,742
880,055	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 2.252%	6.1730	09/19/31	879,642
143,271	Asurion, LLC(b)	US0001M + 5.250%	9.0810	01/14/29	143,942
1,989,963	Asurion, LLC(b)	TSFR1M + 4.926%	8.5740	09/19/30	1,993,515
1,034,338	Asurion, LLC(b)	TSFR1M + 4.929%	8.5770	09/19/30	1,036,836
780,492	Asurion, LLC(b)	TSFR1M + 3.762%	7.4100	02/14/33	769,194
502,656	Broadstreet Partners Group, LLC(b)	TSFR1M + 2.780%	6.4280	06/16/31	500,075
854,121	BroadStreet Partners, Inc.(b)	TSFR1M + 2.524%	6.1720	05/12/31	849,735
1,079,932	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.759%	6.4220	05/06/31	1,074,532
					8,366,213
	INTERNET MEDIA & SERVICES — 0.3%
592,914	Pug, LLC(b)	TSFR1M + 5.265%	8.9130	03/12/30	589,060

	LEISURE FACILITIES & SERVICES — 6.5%
1,391,282	BCPE Grill Parent, Inc.(b)	TSFR1M + 5.429%	9.0770	09/21/30	1,341,836

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	LEISURE FACILITIES & SERVICES — 6.5% (Continued)
1,210,406	Dave & Buster’s, Inc.(b)	TSFR1M + 3.914%	7.5620	06/29/29	$1,099,738
440,590	Dave & Buster’s, Inc.(b)	TSFR1M + 3.914%	7.5620	09/29/31	383,038
1,106,141	GBT US III, LLC(b)	TSFR3M + 1.987%	5.6500	07/28/31	1,096,955
606,042	Herschend Entertainment Company, LLC(b)	TSFR1M + 2.526%	6.1740	05/27/32	609,403
1,102,217	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.025%	5.6730	01/17/31	1,103,969
570,750	Light & Wonder International, Inc.(b)	TSFR1M + 2.005%	5.6530	04/16/29	571,820
1,869,762	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.901%	8.5490	07/20/30	1,778,499
1,580,487	Tortuga Resorts Ghd, LLC(b)	TSFR1M + 3.288%	6.9360	08/13/32	1,554,804
1,112,163	Travel + Leisure Company(b)	TSFR1M + 2.019%	5.6670	12/14/29	1,113,453
1,072,057	UFC Holdings, LLC(b)	TSFR3M + 2.001%	5.6640	11/21/31	1,076,152
1,796,911	Voyager Parent, LLC(b)	TSFR1M + 4.263%	7.9110	07/01/32	1,799,741
1,135,254	Whatabrands, LLC(b)	TSFR1M + 3.179%	6.8270	08/03/28	1,138,529
					14,667,937
	LEISURE PRODUCTS — 0.6%
1,404,749	Recess Holdings, Inc.(b)	TSFR3M + 4.362%	8.0250	02/20/30	1,412,868

	MACHINERY — 1.0%
545,703	Madison IAQ, LLC(b)	TSFR3M + 2.974%	6.6370	05/06/32	547,990
1,604,501	STS Operating, Inc.(b)	TSFR1M + 4.779%	8.4270	03/17/31	1,611,922
					2,159,912
	MEDICAL EQUIPMENT & DEVICES — 0.3%
690,694	Sotera Health Holdings, LLC(b)	TSFR1M + 2.995%	6.6430	05/30/31	694,292

	OIL & GAS PRODUCERS — 3.2%
789,566	Crescent Midstream Intermediate Holdings, LLC(b)	TSFR1M + 3.773%	7.4210	02/14/33	794,833
1,424,893	EG America, LLC(b)	TSFR1M + 3.275%	6.9230	01/30/31	1,428,099
591,011	ITT Holdings, LLC(b)	TSFR1M + 2.026%	5.6740	10/11/30	592,637
987,358	M6 ETX Holdings II Midco, LLC(b)	TSFR1M + 2.884%	6.5320	04/01/32	992,028
1,744,811	NGL Energy Operating, LLC(b)	TSFR1M + 3.528%	7.1760	03/14/33	1,751,223
989,976	Oryx Midstream Services Permian Basin, LLC(b)	TSFR1M + 2.927%	6.5750	10/05/28	994,446
179,750	Third Coast Infrastructure, LLC(b)	TSFR1M + 3.251%	6.8990	09/25/30	180,874
395,978	Traverse Midstream Partners, LLC(b)	TSFR1M + 2.254%	5.9020	04/21/33	397,093
					7,131,233

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,405,798	Goodnight Water Solutions Holdings, LLC(b)	TSFR1M + 4.668%	8.3160	06/04/29	$1,412,827
64	Paragon Offshore Finance Company(b)	US0003M + 4.000%	–	07/15/22	—
					1,412,827
	PUBLISHING & BROADCASTING — 0.8%
1,361,282	Nexstar Media, Inc.(b)	TSFR1M + 2.771%	6.4190	03/23/33	1,362,031
492,340	United Talent Agency, LLC(b)	TSFR1M + 3.124%	6.7720	06/10/32	496,033
					1,858,064
	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
1,125,400	Greystar Real Estate Partners, LLC(b)	TSFR3M + 3.162%	6.8250	08/21/30	1,129,620

	REAL ESTATE SERVICES — 0.2%
502,258	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 3.553%	7.2010	01/31/30	504,770

	RETAIL - DISCRETIONARY — 7.0%
489,484	Belron Finance 2019, LLC(b)	TSFR3M + 1.997%	5.6600	10/16/31	492,443
1,571,343	Champions Financing, Inc.(b)	TSFR3M + 5.417%	9.0800	02/23/29	1,503,776
1,519,666	Gulfside Supply, Inc.(b)	TSFR1M + 3.651%	7.2990	05/29/31	1,372,129
1,245,001	Hertz Corporation (The)(b)	US0001M + 3.250%	8.0410	06/14/28	983,550
779,264	Highline Aftermarket Acquisition, LLC(b)	TSFR1M + 4.179%	7.8270	02/12/30	785,109
1,637,723	LBM Acquisition, LLC(b)	TSFR1M + 4.414%	8.0620	06/06/31	1,376,506
837,906	LS Group OpCompany Acquistion, LLC(b)	TSFR1M + 3.185%	6.8330	04/23/31	839,305
1,581,682	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.025%	6.6730	05/04/28	1,586,103
535,621	Park River Holdings, Inc.(b)	TSFR3M + 4.863%	8.5260	09/25/31	535,800
379,611	Peer Holding III BV(b)	TSFR1M + 3.151%	6.7990	07/01/31	381,130
1,559,853	Petco Health & Wellness Company, Inc.(b)	TSFR1M + 4.276%	7.9240	01/22/31	1,552,350
1,066,258	PetSmart, LLC(b)	TSFR1M + 4.029%	7.6770	08/09/32	1,071,926
1,071,659	RVR Dealership Holdings, LLC(b)	TSFR1M + 4.523%	8.1710	02/09/33	1,036,165
1,230,651	Specialty Building Products Holdings, LLC(b)	US0001M + 3.750%	8.1770	10/05/28	1,078,364
770,062	White Cap Supply Holdings, LLC(b)	TSFR1M + 3.929%	7.5770	10/31/29	767,725
					15,362,381
	SOFTWARE — 4.3%
1,600,217	AthenaHealth Group, Inc.(b)	TSFR1M + 3.429%	7.0770	02/15/29	1,596,504

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	SOFTWARE — 4.3% (Continued)
928,522	BMC Software, Inc.(b)	TSFR1M + 3.025%	6.6730	07/30/31	$862,170
994,190	Camelot US Acquisition, LLC(b)	TSFR1M + 3.429%	7.0770	01/31/31	936,089
747,253	Cloud Software Group, Inc.(b)	TSFR3M + 3.259%	6.9220	03/24/31	693,313
524,845	Cloud Software Group, Inc.(b)	TSFR3M + 3.259%	6.9220	08/09/32	487,041
1,110,588	Corel, Inc.(b)	TSFR3M + 5.770%	9.4330	07/02/26	1,021,741
578,501	Cotiviti, Inc.(b)	TSFR1M + 2.802%	6.4500	02/24/31	532,944
423,686	Cotiviti, Inc.(b)	TSFR1M + 3.429%	7.0740	02/17/32	390,245
600,000	Dcert Buyer, Inc.(b)	US0001M + 7.000%	11.3270	02/16/29	471,000
199,304	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 5.659%	9.3070	11/22/32	121,202
1,599,395	Rackspace Finance, LLC(b)	TSFR1M + 3.531%	7.1790	05/15/28	814,228
757,066	UKG, Inc.(b)	TSFR1M + 3.663%	7.3110	01/31/31	731,803
1,215,000	UKG, Inc.(b)	TSFR1M + 2.504%	6.1520	02/10/31	1,174,455
					9,832,735
	SPECIALTY FINANCE — 2.1%
1,168,633	Apex Group Treasury, LLC(b)	TSFR1M + 3.518%	7.1660	02/20/32	1,101,437
176,885	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 3.205%	6.8530	05/09/29	177,770
544,489	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 2.534%	6.1820	12/10/30	545,169
224,080	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 2.524%	6.1720	11/19/32	224,712
1,380,929	CFC USA 2025, LLC(b)	TSFR1M + 3.513%	7.1610	05/31/32	1,337,774
1,275,953	Orion US Finco(b)	TSFR1M + 3.502%	7.1500	05/20/32	1,276,553
					4,663,415
	TECHNOLOGY HARDWARE — 1.0%
1,077,368	VeriFone Systems, Inc.(b)	TSFR1M + 6.563%	10.2110	08/21/28	1,024,577
1,174,311	Viasat, Inc.(b)	SOFRRATE + 4.500%	8.9410	02/24/29	1,181,181
					2,205,758
	TECHNOLOGY SERVICES — 3.9%
604,854	Ahead DB Holdings, LLC(b)	TSFR1M + 2.524%	6.1720	02/03/31	600,696
162,949	Ahead DB Holdings, LLC(b)	TSFR3M + 2.988%	6.6510	02/03/31	161,828
641,952	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.027%	6.6750	06/27/31	639,545
680,885	Indy US Holdco, LLC(b)	TSFR1M + 3.203%	6.8510	10/07/30	681,310
545,402	ION Platform Finance US, Inc.(b)	TSFR1M + 3.774%	7.4220	09/30/32	438,853
844,761	MoneyGram International, Inc.(b)	TSFR1M + 5.425%	9.0730	06/03/30	589,753
2,233,445	Neptune Bidco US, Inc.(b)	TSFR3M + 5.097%	8.7600	01/28/33	2,191,713

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 82.4% (Continued)
	TECHNOLOGY SERVICES — 3.9% (Continued)
1,141,983	Peraton Corporation(b)	US0001M + 3.750%	8.1770	02/24/28	$979,050
2,138,805	Trio Bidco, Inc.(b)	TSFR1M + 4.024%	7.6720	10/08/32	2,088,197
232,716	Trio Bidco, Inc.(b)	TSFR1M + 4.517%	8.1650	10/08/32	227,286
					8,598,231
	TELECOMMUNICATIONS — 1.1%
818,734	Connect Finco S.A.RL(b)	TSFR1M + 5.179%	8.8270	09/28/29	822,468
734,444	Iridium Satellite, LLC(b)	TSFR1M + 2.929%	6.5770	09/20/30	723,340
979,338	Zayo Group Holdings, Inc.(b)	TSFR1M + 4.125%	7.7730	03/11/30	978,377
					2,524,185
	TRANSPORTATION & LOGISTICS — 3.0%
1,279,330	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 3.270%	6.9180	05/28/32	1,275,998
1,048,853	American Airlines, Inc.(b)	TSFR1M + 2.859%	6.5070	06/04/29	1,025,631
1,745,673	PAC Aviation International, Inc.(b)	TSFR1M + 3.736%	7.3840	10/09/30	1,732,215
1,190,687	Stonepeak Nile Parent, LLC(b)	TSFR1M + 2.650%	6.2980	04/09/32	1,196,086
1,154,627	Third Coast Infrastructure, LLC(b)	TSFR1M + 4.451%	8.0990	09/25/30	1,161,843
422,500	WestJet Loyalty, L.P.(b)	TSFR3M + 3.409%	7.0720	02/14/31	413,456
					6,805,229
	WHOLESALE - DISCRETIONARY — 0.6%
693,241	Veritiv Operating Company(b)	TSFR3M + 3.998%	7.6610	11/29/30	672,766
763,224	Veritiv Operating Company(b)	TSFR3M + 4.636%	8.2990	12/02/30	740,681
					1,413,447
	TOTAL TERM LOANS (Cost $189,008,244)				184,215,569

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(f)
	NON-LISTED RIGHT - 0.0%(f)
10,588	TRA Rights	11/22/2049	-	13,632

	TOTAL RIGHT (Cost $17,470)			13,632

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(f) (Continued)
	PUBLISHING & BROADCASTING - 0.0%(f) (Continued)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	38,753

	TOTAL WARRANT (Cost $287,609)			38,753

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.4%
	COLLATERAL FOR SECURITIES LOANED - 1.7%
3,895,353	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $3,895,353)(g),(h)	$3,895,353

	MONEY MARKET FUND - 7.7%
17,262,862	Fidelity Investments Money Market Funds, Class I, 3.53% (Cost $17,262,862)(g)	17,262,862

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,158,215)	21,158,215

	TOTAL INVESTMENTS - 106.8% (Cost $245,042,715)	$239,111,604
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%	(14,928,385)
	NET ASSETS - 100.0%	$224,183,219

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	One Month Term Secured Overnight Financing Rate
TSFR3M	Three Month Term Secured Overnight Financing Rate
TSFR6M	Six Month Term Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $31,169,124 or 13.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,813,697 at April 30, 2026.
(d)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Percentage rounds to less than 0.1%.
(g)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(h)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $3,895,353 at April 30, 2026.
(i)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.60% of net assets. The total value of these securities is $1,353,494.

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4%
	AEROSPACE & DEFENSE — 0.3%
740,000	Moog, Inc.(a)		5.5000	10/15/34	$742,460

	ASSET MANAGEMENT — 1.3%
695,000	Clue Opco, LLC(a),(b)		9.5000	10/15/31	711,866
985,000	Focus Financial Partners, LLC(a)		6.7500	08/15/31	1,004,237
705,000	HA Sustainable Infrastructure Capital, Inc.(c)	H15T5Y + 4.301%	8.0000	06/01/56	748,482
578,000	HA Sustainable Infrastructure Capital, Inc.(c)	H15T5Y + 3.478%	7.1250	11/15/56	583,707
					3,048,292
	AUTOMOTIVE — 1.9%
670,000	American Axle & Manufacturing, Inc.(a)		6.3750	10/15/32	669,150
595,000	American Axle & Manufacturing, Inc.(a),(b)		7.7500	10/15/33	581,828
872,773	IHO Verwaltungs GmbH(a)		7.3750	05/15/33	886,315
405,000	Nissan Motor Company Ltd.(a)		4.8100	09/17/30	378,786
785,000	Nissan Motor Company Ltd.(a)		8.1250	07/17/35	829,225
1,180,000	ZF North America Capital, Inc.(a)		6.8750	04/23/32	1,155,235
					4,500,539
	BIOTECH & PHARMA — 1.0%
1,201,000	BioMarin Pharmaceutical, Inc.(a)		5.5000	02/15/34	1,193,126
1,240,000	Perrigo Finance Unlimited Company(b)		6.1250	09/30/32	1,167,692
					2,360,818
	CABLE & SATELLITE — 4.5%
1,985,000	Altice Financing S.A.(a)		5.0000	01/15/28	1,477,684
1,316,000	Cable One, Inc.(a),(b)		4.0000	11/15/30	917,285
378,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	373,617
825,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	812,126
210,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	210,448
810,000	CCO Holdings, LLC / CCO Holdings Capital(a),(b)		7.0000	02/01/33	798,500
1,210,000	CCO Holdings, LLC / CCO Holdings Capital(a),(b)		4.2500	01/15/34	1,015,655
450,000	CSC Holdings, LLC(a)		11.7500	01/31/29	322,817
1,325,000	CSC Holdings, LLC(a)		6.5000	02/01/29	839,853
540,000	CSC Holdings, LLC(a)		4.1250	12/01/30	322,772
1,215,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	1,180,568
320,000	Sirius XM Radio, Inc.(a)		3.8750	09/01/31	289,833
790,000	Sirius XM Radio, LLC(a)		5.8750	04/15/32	777,161

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	CABLE & SATELLITE — 4.5% (Continued)
1,575,000	UPC Broadband Finco BV(a)		4.8750	07/15/31	$1,514,032
					10,852,351
	CHEMICALS — 1.1%
664,000	FMC Corporation(c)	H15T5Y + 4.366%	8.4500	11/01/55	437,364
1,140,000	Methanex US Operations, Inc.(a),(b)		6.2500	03/15/32	1,173,742
961,000	Minerals Technologies, Inc.(a)		5.0000	07/01/28	955,921
					2,567,027
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,150,000	Clean Harbors, Inc.(a)		5.7500	10/15/33	1,161,453
715,000	GFL Environmental Holdings US, Inc.(a)		5.5000	02/01/34	704,206
					1,865,659
	CONSTRUCTION MATERIALS — 0.3%
730,000	Advanced Drainage Systems, Inc.(a)		5.3750	03/01/34	721,479

	CONTAINERS & PACKAGING — 2.2%
1,175,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.2500	01/30/31	1,183,632
1,250,000	Clydesdale Acquisition Holdings, Inc.(a)		8.7500	04/15/30	1,133,257
70,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	65,724
529,000	Crown Americas, LLC		5.2500	04/01/30	531,363
680,000	Crown Americas, LLC		5.8750	06/01/33	685,367
725,000	Silgan Holdings, Inc.(b)		4.1250	02/01/28	712,988
1,236,000	Sword Purchaser, LLC(a)		8.2500	04/15/33	1,264,618
					5,576,949
	E-COMMERCE DISCRETIONARY — 0.5%
1,190,000	Wayfair, Inc.(a)		6.7500	11/15/32	1,204,018

	ELECTRIC UTILITIES — 4.3%
571,000	California Buyer Ltd. / Atlantica Sustainable(a)		6.3750	02/15/32	567,792
1,260,000	Clearway Energy Operating, LLC(a)		3.7500	01/15/32	1,161,819
1,871,000	NextEra Energy Operating Partners, L.P.(a),(b)		7.2500	01/15/29	1,946,733
1,840,000	NRG Energy Inc(a)		3.6250	02/15/31	1,709,305
200,000	NRG Energy, Inc.(a)		5.7500	01/15/34	198,611
700,000	NRG Energy, Inc.(a)		5.8750	05/15/34	696,709
450,000	NRG Energy, Inc.(a)		6.0000	01/15/36	446,434

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	ELECTRIC UTILITIES — 4.3% (Continued)
445,000	Talen Energy Supply, LLC(a)		6.3750	05/01/33	$445,331
607,000	Talen Energy Supply, LLC(a)		6.2500	02/01/34	603,212
607,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	609,342
1,205,000	Vistra Operations Company, LLC(a)		7.7500	10/15/31	1,264,288
279,000	XPLR Infrastructure Operating Partners, L.P.(a),(b)		8.3750	01/15/31	298,166
506,000	XPLR Infrastructure Operating Partners, L.P.(a),(b)		7.7500	04/15/34	530,594
					10,478,336
	ELECTRICAL EQUIPMENT — 0.3%
659,000	Cyprium Corp / Cyprium Holdings Luxembourg Sarl(a)		6.1250	04/15/31	664,680
179,000	Cyprium Corp / Cyprium Holdings Luxembourg Sarl(a)		6.3750	04/15/34	179,130
					843,810
	ENGINEERING & CONSTRUCTION — 0.5%
1,335,000	VM Consolidated, Inc.(a)		5.5000	04/15/29	1,309,469

	ENTERTAINMENT CONTENT — 2.7%
1,175,000	Banijay Entertainment S.A.SU(a)		8.1250	05/01/29	1,213,558
603,000	OAK-Eagle Acquireco, Inc.(a)		7.2500	07/01/33	620,855
598,000	OAK-Eagle Acquireco, Inc.(a)		8.7500	07/01/34	621,117
874,000	Paramount Global(c)	H15T5Y + 3.999%	6.3750	03/30/62	679,399
421,000	Univision Communications, Inc.(a)		7.3750	06/30/30	420,836
1,270,000	Univision Communications, Inc.(a)		8.5000	07/31/31	1,289,908
485,000	Univision Communications, Inc.(a)		9.3750	08/01/32	502,213
508,000	ViacomCBS, Inc.(c)	USM0003M + 3.899%	6.2500	02/28/57	365,467
1,165,000	Warnermedia Holdings, Inc.		5.0500	03/15/42	833,523
					6,546,876
	FOOD — 2.3%
1,131,000	HLF Financing Sarl, LLC / Herbalife International(a),(b)		4.8750	06/01/29	1,062,963
951,000	HLF Financing Sarl, LLC Herbalife International(a)		7.7500	05/01/33	970,820
1,200,000	Industrial F&B Investments III, Inc.(a)		7.7500	02/11/33	1,210,843
859,000	Land O’Lakes Capital Trust I(a)		7.4500	03/15/28	883,780
1,545,000	Post Holdings, Inc.(a)		6.2500	10/15/34	1,526,547
					5,654,953

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	GAS & WATER UTILITIES — 0.5%
369,000	Venture Global Plaquemines Lng, LLC(a)		7.5000	05/01/33	$409,451
681,000	Venture Global Plaquemines Lng, LLC(a)		7.7500	05/01/35	766,184
					1,175,635
	HEALTH CARE FACILITIES & SERVICES — 2.8%
1,280,000	Charles River Laboratories International, Inc.(a)		4.0000	03/15/31	1,195,860
1,223,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	1,265,466
577,000	Molina Healthcare, Inc.(a)		3.8750	05/15/32	519,684
1,440,000	Star Parent, Inc.(a)		9.0000	10/01/30	1,510,197
1,620,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	1,616,473
640,000	Tenet Healthcare Corporation(a),(b)		6.0000	11/15/33	647,000
					6,754,680
	HOME CONSTRUCTION — 1.0%
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.8750	08/01/33	1,028,780
889,000	Mattamy Group Corporation(a)		4.6250	03/01/30	850,792
555,000	Mattamy Group Corporation(a)		6.0000	12/15/33	533,406
					2,412,978
	HOUSEHOLD PRODUCTS — 0.6%
1,535,000	Edgewell Personal Care Company(a)		4.1250	04/01/29	1,467,708

	INDUSTRIAL SUPPORT SERVICES — 1.0%
1,106,000	EquipmentShare.com, Inc.(a)		8.6250	05/15/32	1,174,329
299,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	311,227
870,000	Herc Holdings, Inc.(a),(b)		7.2500	06/15/33	911,609
					2,397,165
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
716,000	Jane Street Group / JSG Finance, Inc.(a)		7.1250	04/30/31	744,193
371,000	Jane Street Group / JSG Finance, Inc.(a)		6.1250	11/01/32	373,097
676,000	Jane Street Group / JSG Finance, Inc.(a)		6.7500	05/01/33	694,813
1,300,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)		7.5000	06/15/31	1,365,971
					3,178,074
	INSURANCE — 2.9%
1,215,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,198,281
940,000	Alliant Holdings Intermediate, LLC / Alliant(a)		6.5000	10/01/31	949,311
1,460,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.0000	12/31/32	1,525,849

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	INSURANCE — 2.9% (Continued)
1,576,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.3750	02/01/34	$1,556,035
605,000	Baldwin Insurance Group Holdings, LLC / Baldwin(a)		7.1250	05/15/31	612,928
1,200,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	1,207,405
					7,049,809
	INTERNET MEDIA & SERVICES — 0.9%
1,310,147	GrubHub Holdings, Inc.(a)		13.0000	07/31/30	1,079,744
588,000	Match Group Holdings II, LLC(a)		4.1250	08/01/30	552,482
201,000	Match Group Holdings II, LLC(a)		3.6250	10/01/31	180,190
495,000	Match Group Holdings II, LLC(a)		6.1250	09/15/33	489,634
					2,302,050
	LEISURE FACILITIES & SERVICES — 7.3%
840,000	Brinker International, Inc.(a)		8.2500	07/15/30	879,014
255,000	Carnival Corporation(a)		5.7500	08/01/32	256,567
1,380,000	Carnival Corporation(a),(b)		6.1250	02/15/33	1,399,880
1,155,000	Flutter Treasury DAC(a)		5.8750	06/04/31	1,151,581
513,000	Hilton Grand Vacations Borrower Escrow, LLC /(a)		5.0000	06/01/29	496,808
1,090,000	Hilton Grand Vacations Borrower Escrow, LLC /(a),(b)		4.8750	07/01/31	1,009,846
1,190,000	Light & Wonder International, Inc.(a)		6.2500	10/01/33	1,180,775
943,000	Melco Resorts Finance Ltd.(a)		5.3750	12/04/29	922,102
72,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	70,119
2,305,000	NCL Corporation Ltd.(a)		6.7500	02/01/32	2,293,042
30,000	NCL Corporation Ltd.(a)		6.2500	09/15/33	29,060
1,490,000	Ontario Gaming GTA, L.P.(a)		8.0000	08/01/30	1,473,514
940,000	Royal Caribbean Cruises Ltd.(a)		6.0000	02/01/33	954,719
1,475,000	SeaWorld Parks & Entertainment, Inc.(a),(b)		5.2500	08/15/29	1,427,003
1,414,000	Station Casinos, LLC(a)		6.6250	03/15/32	1,432,316
715,000	Travel + Leisure Company(a)		4.5000	12/01/29	691,154
770,000	Travel + Leisure Company(a)		6.1250	09/01/33	763,577
1,365,000	Voyager Parent, LLC(a)		9.2500	07/01/32	1,452,413
					17,883,490
	MACHINERY — 0.4%
990,000	Esab Corporation(a)		5.6250	04/01/31	1,001,393

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.4%
1,215,000	Avantor Funding, Inc.(a)		3.8750	11/01/29	$1,155,662
1,129,000	Insulet Corporation(a)		6.5000	04/01/33	1,152,921
1,124,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	1,168,988
					3,477,571
	METALS & MINING — 2.1%
1,146,000	Capstone Copper Corporation(a)		6.7500	03/31/33	1,166,933
675,000	Hudbay Minerals, Inc.(a)		6.1250	04/01/29	678,077
1,134,000	Mineral Resources Ltd.(a),(b)		8.5000	05/01/30	1,168,911
325,000	Mineral Resources Ltd.(a)		6.0000	05/01/32	322,701
330,000	Mineral Resources Ltd.(a)		6.2500	05/01/34	325,634
1,140,000	Novelis Corporation(a)		6.3750	08/15/33	1,145,547
255,000	Warrior Met Coal, Inc.(a),(b)		7.8750	12/01/28	259,329
					5,067,132
	OIL & GAS PRODUCERS — 12.4%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	01/15/28	576,253
485,000	Civitas Resources, Inc.(a),(b)		8.6250	11/01/30	513,154
1,115,000	Comstock Resources, Inc.(a)		6.7500	03/01/29	1,114,550
105,000	Comstock Resources, Inc.(a)		5.8750	01/15/30	101,767
500,000	Crescent Energy Finance, LLC(a)		7.6250	04/01/32	515,109
647,000	Crescent Energy Finance, LLC(a)		7.3750	01/15/33	662,626
1,195,000	DBR Land Holdings, LLC(a)		6.2500	12/01/30	1,224,044
360,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		8.6250	03/15/29	375,715
1,296,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		7.3750	06/30/33	1,337,758
1,290,000	Excelerate Energy, L.P.(a)		8.0000	05/15/30	1,369,057
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	942,174
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	125,874
880,000	Genesis Energy, L.P. / Genesis Energy Finance(b)		8.0000	05/15/33	926,844
140,000	Genesis Energy, L.P. / Genesis Energy Finance		6.7500	03/15/34	141,052
1,322,000	Harvest Midstream I, L.P.(a)		7.5000	09/01/28	1,332,128
800,000	Harvest Midstream I, L.P.(a)		7.5000	05/15/32	836,147
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		6.0000	02/01/31	470,607
1,070,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		7.2500	02/15/35	1,090,252
770,000	Howard Midstream Energy Partners, LLC(a)		7.3750	07/15/32	805,114
380,000	Howard Midstream Energy Partners, LLC(a)		6.6250	01/15/34	386,734

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	OIL & GAS PRODUCERS — 12.4% (Continued)
1,850,000	ITT Holdings, LLC(a)		6.5000	08/01/29	$1,824,702
1,185,000	Murphy Oil Corporation		6.5000	02/15/34	1,194,851
855,000	Murphy Oil USA, Inc.		4.7500	09/15/29	846,902
833,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	864,634
686,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	720,279
1,175,000	Northern Oil & Gas, Inc.(a)		7.8750	10/15/33	1,217,858
554,000	NuStar Logistics, L.P.		6.3750	10/01/30	576,149
595,000	SM Energy Company(a)		6.6250	04/15/34	603,467
120,000	Sunoco, L.P.(a)		5.6250	03/15/31	120,493
390,000	Sunoco, L.P.(a)		7.2500	05/01/32	408,609
1,215,000	Sunoco, L.P.(a)		5.8750	03/15/34	1,211,076
780,000	Talos Production, Inc.(a)		9.3750	02/01/31	830,240
975,000	Venture Global Calcasieu Pass, LLC(a)		6.0000	05/01/36	981,293
2,287,000	Venture Global LNG, Inc.(a),(b)		8.3750	06/01/31	2,385,351
78,000	Venture Global Plaquemines LNG, LLC(a)		6.1250	12/15/30	80,483
392,000	Venture Global Plaquemines LNG, LLC(a)		6.5000	06/15/34	410,375
385,000	Vital Energy, Inc.(a)		7.8750	04/15/32	399,326
824,000	Wildfire Intermediate Holdings, LLC(a)		7.5000	10/15/29	848,328
					30,371,375
	OIL & GAS SERVICES & EQUIPMENT — 2.0%
770,000	Archrock Partners, L.P. / Archrock Partners(a)		6.6250	09/01/32	794,890
415,000	Archrock Services, L.P. / Archrock Partners(a)		6.0000	02/01/34	417,670
917,000	Kodiak Gas Services, LLC(a)		5.8750	04/01/31	924,057
262,000	Kodiak Gas Services, LLC(a)		6.5000	10/01/33	268,100
268,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	278,453
905,000	Valaris Ltd.(a)		8.3750	04/30/30	944,016
650,000	WBI Operating, LLC(a)		6.2500	10/15/30	660,104
455,000	WBI Operating, LLC(a)		6.5000	10/15/33	460,144
					4,747,434
	PUBLISHING & BROADCASTING — 0.8%
740,000	Belo Corporation		7.7500	06/01/27	759,084
1,256,000	Nexstar Media, Inc.(a)		7.2500	04/15/34	1,265,171
					2,024,255

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.0%
1,425,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)		3.7500	09/15/30	$1,320,764
975,000	RHP Hotel Properties, L.P. / RHP Finance(a)		5.7500	03/15/34	971,159
					2,291,923
	REAL ESTATE OWNERS & DEVELOPERS — 0.9%
988,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,029,773
1,234,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	1,226,683
					2,256,456
	REAL ESTATE SERVICES — 0.4%
1,019,000	Cushman & Wakefield US Borrower, LLC(a)		6.7500	05/15/28	1,021,602

	RENEWABLE ENERGY — 0.5%
407,000	Atlantica Sustainable Infrastructure plc(a)		4.1250	06/15/28	397,745
554,000	EnerSys(a)		4.3750	12/15/27	547,221
195,000	EnerSys(a)		6.6250	01/15/32	200,860
					1,145,826
	RETAIL - CONSUMER STAPLES — 1.2%
310,000	Albertsons Companies, Inc.(a)		5.5000	03/31/31	308,207
1,958,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	1,908,429
730,000	Albertsons Companies, Inc. / Safeway, Inc. / New(a)		6.2500	03/15/33	736,746
					2,953,382
	RETAIL - DISCRETIONARY — 3.2%
1,438,000	Champions Financing, Inc.(a),(b)		8.7500	02/15/29	1,399,898
779,000	Hertz Corporation (The)(a),(b)		12.6250	07/15/29	734,798
901,000	LBM Acquisition, LLC(a),(b)		6.2500	01/15/29	624,913
695,000	LBM Acquisition, LLC(a)		9.5000	06/15/31	609,172
365,124	Park River Holdings, Inc.(a)		8.7500	12/31/30	347,075
1,170,000	Park River Holdings, Inc.(a)		8.0000	03/15/31	1,177,575
785,000	Petco Health & Wellness Company, Inc.(a)		8.2500	02/01/31	792,122
320,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		7.5000	09/15/32	324,024
750,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		10.0000	09/15/33	758,159
928,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	945,422
					7,713,158
	SEMICONDUCTORS — 0.7%
743,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	747,941

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	SEMICONDUCTORS — 0.7% (Continued)
940,000	Entegris Escrow Corporation(a),(b)		5.9500	06/15/30	$952,189
					1,700,130
	SOFTWARE — 2.2%
1,020,000	CoreWeave, Inc.(a)		9.7500	10/01/31	1,026,911
1,175,000	Flash Compute, LLC(a)		7.2500	12/31/30	1,199,948
675,000	Gen Digital, Inc.(a),(b)		6.2500	04/01/33	658,536
606,000	NortonLifeLock, Inc.(a)		7.1250	09/30/30	614,877
1,132,000	Picard Midco, Inc.(a)		6.5000	03/31/29	1,102,144
1,503,240	Rackspace Finance, LLC(a),(b)		3.5000	05/15/28	747,862
					5,350,278
	SPECIALTY FINANCE — 8.1%
536,000	Air Lease Corporation(c)	H15T5Y + 4.076%	4.6500	06/15/70	536,774
1,120,000	Air Lease Corporation(c)	H15T5Y + 3.149%	4.1250	12/15/73	1,106,537
1,220,000	Aircastle Ltd.(a),(c)	H15T5Y + 4.410%	5.2500	09/15/71	1,224,710
954,000	Ally Financial, Inc.(b)		6.7000	02/14/33	985,654
226,000	Ally Financial, Inc.(c)	H15T5Y + 2.450%	6.6460	01/17/40	223,142
1,350,000	Arbor Realty SR, Inc.(a),(b)		7.8750	07/15/30	1,275,996
1,096,000	Blackstone Mortgage Trust, Inc.(a)		7.7500	12/01/29	1,166,447
543,000	Cobra AcquisitionCo, LLC(a)		6.3750	11/01/29	474,373
265,000	Credit Acceptance Corporation(a)		9.2500	12/15/28	276,632
910,000	Credit Acceptance Corporation(a)		6.6250	03/15/30	908,667
436,000	FirstCash, Inc.(a)		4.6250	09/01/28	429,218
175,000	FirstCash, Inc.(a)		5.6250	01/01/30	174,267
680,000	FirstCash, Inc.(a)		6.8750	03/01/32	696,918
330,000	FirstCash, Inc.(a)		6.1250	05/01/34	329,495
328,000	goeasy Ltd.(a)		7.6250	07/01/29	294,123
940,000	goeasy Ltd.(a),(b)		6.8750	05/15/30	794,552
540,000	goeasy Ltd.(a),(b)		6.8750	02/15/31	448,872
302,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	299,711
905,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.7500	06/15/29	886,674
1,575,000	Pattern Energy Operations, L.P. / Pattern Energy(a),(b)		4.5000	08/15/28	1,548,228
1,105,000	Phoenix Aviation Capital Ltd.(a)		9.2500	07/15/30	1,128,777
974,000	Planet Financial Group, LLC(a)		10.5000	12/15/29	947,424
1,165,000	Rfna, L.P.(a)		7.8750	02/15/30	1,156,010

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	SPECIALTY FINANCE — 8.1% (Continued)
1,125,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	$1,153,125
1,410,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	1,403,004
					19,869,330
	STEEL — 1.5%
1,031,000	Allegheny Technologies, Inc.		4.8750	10/01/29	1,024,337
950,000	Cleveland-Cliffs, Inc.(a),(b)		7.0000	03/15/32	950,556
565,000	Cleveland-Cliffs, Inc.(a)		7.3750	05/01/33	571,411
50,000	Cleveland-Cliffs, Inc.(a)		7.6250	01/15/34	50,505
1,032,000	Commercial Metals Company		3.8750	02/15/31	959,752
					3,556,561
	TECHNOLOGY HARDWARE — 1.7%
392,000	EquipmentShare.com, Inc.(a),(b)		8.0000	03/15/33	411,112
1,020,000	Imola Merger Corporation(a)		4.7500	05/15/29	1,003,029
163,000	Seagate Data Storage Technology Pte Ltd.(a)		4.1250	01/15/31	157,534
550,000	Seagate Data Storage Technology Pte Ltd.(a)		5.7500	12/01/34	560,749
1,230,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	1,190,633
877,000	Viasat, Inc.(a)		7.5000	05/30/31	880,091
					4,203,148
	TECHNOLOGY SERVICES — 3.2%
850,000	CACI International, Inc.(a)		6.3750	06/15/33	869,517
206,000	Fortress Intermediate 3, Inc.(a)		7.5000	06/01/31	208,181
864,000	ION Platform Finance US, Inc. / ION Platform(a),(b)		4.6250	05/01/28	795,219
417,000	ION Platform Finance US, Inc. / ION Platform(a)		5.7500	05/15/28	390,299
1,470,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	999,009
2,120,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	2,145,674
1,149,000	Shift4 Payments, LLC / Shift4 Payments Finance(a)		6.7500	08/15/32	1,146,197
1,289,000	WEX, Inc.(a)		6.5000	03/15/33	1,284,426
					7,838,522
	TELECOMMUNICATIONS — 6.5%
1,218,000	APLD ComputeCompany 2, LLC(a)		6.7500	03/15/31	1,206,720
632,000	Bell Telephone Company of Canada or Bell Canada(c)	H15T5Y + 2.390%	6.8750	09/15/55	648,775
670,000	Bell Telephone Company of Canada or Bell Canada(c)	H15T5Y + 2.363%	7.0000	09/15/55	695,594
1,305,000	Black Pearl Compute, LLC(a)		6.1250	02/15/31	1,325,583
1,585,000	C&W Senior Finance Ltd.(a)		9.0000	01/15/33	1,625,712

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.4% (Continued)
	TELECOMMUNICATIONS — 6.5% (Continued)
750,000	Connect Finco S.A.RL / Connect US Finco, LLC(a)		9.0000	09/15/29	$791,925
1,415,000	Core Scientific Finance I, LLC(a)		7.7500	05/15/31	1,412,408
223,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	236,600
2,076,000	Iliad Holding S.A.SU(a)		7.0000	04/15/32	2,110,032
1,460,000	Meridian Arc Holdco, LLC(a)		6.2500	04/30/31	1,459,354
1,470,000	PR RNO Property Owner 1, LLC(a)		6.5000	05/01/31	1,456,831
245,000	Rogers Communications, Inc.(c)	H15T5Y + 2.653%	7.0000	04/15/55	250,183
867,000	Rogers Communications, Inc.(b),(c)	H15T5Y + 2.620%	7.1250	04/15/55	895,944
254,000	Sable International Finance Ltd.(a)		7.1250	10/15/32	253,906
182,266	Zayo Group Holdings, Inc.(a)		6.2500	03/09/30	182,490
1,238,813	Zayo Group Holdings, Inc.(a)		9.0000	09/09/30	1,223,018
					15,775,075
	TRANSPORTATION & LOGISTICS — 1.6%
575,000	Air Canada(a)		3.8750	08/15/26	573,783
868,000	Star Leasing Company, LLC(a)		7.6250	02/15/30	840,761
1,115,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	1,165,491
552,000	United Airlines Holdings, Inc.		5.3750	03/01/31	544,773
520,000	United Airlines, Inc.(a)		4.6250	04/15/29	513,549
					3,638,357
	WHOLESALE - CONSUMER STAPLES — 0.8%
695,000	Performance Food Group, Inc.(a)		4.2500	08/01/29	674,297
285,000	Performance Food Group, Inc.(a)		5.6250	03/01/34	279,195
940,000	US Foods, Inc.(a)		5.7500	04/15/33	944,077
					1,897,569
	WHOLESALE - DISCRETIONARY — 0.5%
1,225,000	Verde Purchaser, LLC(a)		10.5000	11/30/30	1,291,260

	TOTAL CORPORATE BONDS (Cost $231,655,715)				232,086,362

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.7%
	COLLATERAL FOR SECURITIES LOANED - 13.1%
31,856,562	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $31,856,562)(d)(e)	31,856,562

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.7% (Continued)
	MONEY MARKET FUNDS - 4.6%
11,239,746	First American Government Obligations Fund Class Z, 3.54% (Cost $11,239,746)(e)	$11,239,746

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,096,308)	43,096,308

	TOTAL INVESTMENTS - 113.1% (Cost $274,752,023)	$275,182,670
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.1)%	(31,943,596)
	NET ASSETS - 100.0%	$243,239,074

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
USM0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $210,729,932 or 86.6% of net assets.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $31,225,592 at April 30, 2026.
(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $31,856,562 at April 30, 2026.
(e)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 0.1%
	Containers & Packaging - 0.1%
48,627	KLEOPATRA FINCO BDS(a)	$72,664

	Real Estate Owners & Developers - 0.0%(b)
600	Country Garden Holdings Company Ltd.(a)	22

	TOTAL COMMON STOCKS (Cost $78,392)	72,686

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 0.0%(b)
	RESIDENTIAL MORTGAGE — 0.0%(b)
2,715 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(c)	EUR003M + 0.150%	2.3880	01/18/49	3,186

	TOTAL ASSET BACKED SECURITIES (Cost $2,885)				3,186

	CONVERTIBLE BONDS — 0.3%
	ENGINEERING & CONSTRUCTION — 0.3%
400,000 USD	HTA Group Ltd./Mauritius		2.8750	03/18/27	428,721

	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
167,345 USD	Country Garden Holdings Company Ltd.(d),(e)		0.0000	12/31/31	17,889

	TOTAL CONVERTIBLE BONDS (Cost $416,638)				446,610

	CORPORATE BONDS — 58.9%
	AEROSPACE & DEFENSE — 0.2%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	223,146

	APPAREL & TEXTILE PRODUCTS — 0.5%
200,000 EUR	Beach Acquisition Bidco, LLC(d)		5.2500	07/15/32	234,189
320,000 EUR	Beach Acquisition Bidco, LLC		5.2500	07/15/32	374,703

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	ASSET MANAGEMENT — 1.1%
250,000 EUR	Blackrock, Inc.		3.7500	07/18/35	$293,051
335,000 USD	Brookfield Asset Management Ltd.		5.7950	04/24/35	341,847
100,000 EUR	JAB Holdings BV		1.0000	12/20/27	113,554
200,000 EUR	JAB Holdings BV		2.5000	06/25/29	228,725
43,000 USD	MDGH GMTN RSC Ltd.(d)		5.8750	05/01/34	45,239
400,000 USD	UBS Group A.G.(d),(c)	H15T1Y + 1.100%	2.7460	02/11/33	355,093
					1,377,509
	AUTOMOTIVE — 1.2%
35,000 USD	Aptiv plc / Aptiv Global Financing DAC(c)	H15T5Y + 3.385%	6.8750	12/15/54	35,892
395,000 EUR	Forvia S.E.		5.5000	06/15/31	472,707
325,000 USD	Hyundai Capital Services, Inc.(d)		5.2500	01/22/28	328,880
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	292,501
300,000 EUR	Volkswagen Bank GmbH		3.6250	10/02/32	345,557
					1,475,537
	BANKING — 10.3%
200,000 USD	African Export-Import Bank (The)		2.6340	05/17/26	200,190
128,000 USD	Akbank TAS(d),(c)	H15T5Y + 3.726%	7.8750	09/04/35	129,727
330,000 USD	ASB Bank Ltd.(d),(c)	H15T5Y + 2.250%	5.2840	06/17/32	331,610
340,000 USD	Australia & New Zealand Banking Group Ltd.(d),(c)	H15T10Y + 1.350%	5.8160	06/18/36	348,122
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	353,982
447,000 USD	Banco Davivienda S.A.(d),(c)	H15T10Y + 5.097%	6.6500	04/22/71	417,583
112,000 USD	Banco de Credito del Peru S.A.(d),(c)	H15T5Y + 2.486%	6.4500	07/30/35	115,553
276,000 USD	Banco de Credito e Inversiones S.A.(d),(c)	H15T5Y + 3.767%	7.5000	12/15/73	292,905
594,000 USD	Banco Mercantil del Norte S.A.(d),(c)	H15T10Y + 5.034%	6.6250	01/24/70	583,585
523,000 USD	Banco Mercantil del Norte S.A.(d),(c)	H15T5Y + 4.643%	5.8750	11/24/71	523,553
300,000 EUR	Banco Santander S.A.		4.8750	10/18/31	374,059
350,000 USD	Barclays PLC(c)	SOFRRATE + 1.910%	5.3350	09/10/35	347,691
300,000 USD	BPCE S.A.(d),(c)	H15T1Y + 2.791%	6.5080	01/18/35	310,779
2,000,000 EUR	Bundesschatzanweisungen		2.2000	03/11/27	2,341,589
300,000 EUR	CaixaBank S.A.		4.2500	09/06/30	365,065
310,000 USD	Deutsche Bank A.G.(c)	SOFRRATE + 3.650%	7.0790	02/10/34	333,697

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	BANKING — 10.3% (Continued)
217,000 USD	Eldik Bank OAO(d)		8.5000	04/23/31	$217,728
325,000 USD	HSBC Holdings PLC(c)	SOFRRATE + 1.290%	5.2860	11/19/30	331,050
300,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	379,339
440,000 USD	Mizuho Financial Group, Inc.		2.5640	09/13/31	388,518
315,000 USD	NatWest Group PLC(c)	H15T5Y + 2.200%	6.4750	06/01/34	326,445
236,000 USD	NBK Tier 1 Ltd.(d),(c)	CMTUSD6Y + 2.403%	6.3750	07/10/73	236,599
200,000 USD	SAB AT1 Ltd.(c)	H15T5Y + 2.302%	6.5000	05/21/75	201,654
310,000 USD	Societe Generale S.A.(d),(c)	H15T1Y + 2.950%	6.6910	01/10/34	332,404
365,000 USD	Standard Chartered plc(d),(c)	H15T1Y + 1.900%	3.6030	01/12/33	333,676
330,000 USD	Toronto-Dominion Bank (The)(c)	H15T5Y + 4.075%	8.1250	10/31/82	343,655
800,000 GBP	United Kingdom Gilt		4.1250	01/29/27	1,086,925
1,000,000 GBP	United Kingdom Gilt		3.7500	03/07/27	1,353,819
117,000 USD	Yapi ve Kredi Bankasi A/S(d)		7.1250	10/10/29	119,692
					13,021,194
	BEVERAGES — 0.2%
245,000 EUR	Molson Coors Beverage Company		3.8000	06/15/32	288,413

	BIOTECH & PHARMA — 2.5%
490,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	589,474
390,000 USD	EMD Finance, LLC(d)		5.0000	10/15/35	385,748
370,000 EUR	Grifols S.A.		3.8750	10/15/28	429,004
500,000 EUR	Organon & Company / Organon Foreign Debt Co-Issuer		2.8750	04/30/28	581,545
340,000 EUR	Perrigo Finance Unlimited Company		5.3750	09/30/32	387,342
525,000 USD	Royalty Pharma plc		3.3000	09/02/40	402,424
300,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	327,878
200,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	233,429
					3,336,844
	CABLE & SATELLITE — 0.8%
580,000 EUR	Altice Financing S.A.		4.2500	08/15/29	509,746
475,000 EUR	United Group BV		4.6250	08/15/28	559,879
					1,069,625
	CHEMICALS — 2.4%
172,000 USD	Alpek S.A.B. de C.V.(d)		3.2500	02/25/31	150,457

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	CHEMICALS — 2.4% (Continued)
205,000 USD	Braskem Netherlands Finance BV(d)		4.5000	01/31/30	$121,342
336,000 USD	Braskem Netherlands Finance BV(d)		8.0000	10/15/34	196,775
330,000 EUR	INEOS Finance plc(d)		7.2500	03/31/31	375,077
500,000 EUR	Maxam Prill Sarl(d)		6.0000	07/15/30	593,505
402,000 USD	OCP S.A.(d)		7.5000	05/02/54	431,014
271,000 USD	Orbia Advance Corp S.A.B. de C.V.(d)		7.5000	05/13/35	273,318
199,000 USD	Orbia Advance Corp S.A.B. de C.V.(d)		5.8750	09/17/44	154,403
321,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	319,987
132,000 USD	Sasol Financing USA, LLC(d)		8.7500	05/03/29	139,780
138,000 USD	Sasol Financing USA, LLC(d)		8.7500	04/10/33	145,842
200,000 USD	UPL Corporation Ltd.		4.6250	06/16/30	183,710
					3,085,210
	COMMERCIAL SUPPORT SERVICES — 0.3%
35,000 USD	Sodexo, Inc.(d)		5.1500	08/15/30	35,403
330,000 USD	Sodexo, Inc.(d)		5.8000	08/15/35	336,505
					371,908
	CONSTRUCTION MATERIALS — 0.6%
60,000 USD	Cemex S.A.B. de C.V.(d),(c)	H15T5Y + 4.534%	5.1250	09/08/69	59,937
334,000 USD	Cemex S.A.B. de C.V.(d),(c)	H15T5Y + 0.250%	7.2000	09/10/73	346,278
325,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	336,676
					742,891
	CONSUMER SERVICES — 0.1%
64,000 USD	Amazon Conservation DAC(d)		6.0340	01/16/42	64,947

	CONTAINERS & PACKAGING — 1.0%
300,000 EUR	Amcor UK Finance PLC		3.7500	02/20/33	345,740
390,000 USD	Smurfit Kappa Treasury ULC		5.2000	01/15/30	397,583
410,000 EUR	Trivium Packaging Finance BV		6.6250	07/15/30	495,251
					1,238,574
	ELEC & GAS MARKETING & TRADING — 0.3%
300,000 EUR	Orsted A/S		1.5000	11/26/29	328,426

	ELECTRIC UTILITIES — 4.8%
260,000 USD	Adani Electricity Mumbai Ltd.(d)		3.9490	02/12/30	245,752

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	ELECTRIC UTILITIES — 4.8% (Continued)
218,622 USD	Adani Green Energy UP Ltd. / Prayatna Developers(d)		6.7000	03/12/42	$211,540
248,710 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(d)		4.6250	10/15/39	208,437
90,000 USD	ADM Elektrik Dagitim A/S(d)		9.5000	02/05/31	88,599
162,000 USD	Aydem Yenilenebilir Enerji A/S(d)		9.8750	09/30/30	164,293
315,000 USD	Capital Power US Holdings, Inc.(d)		6.1890	06/01/35	324,435
43,000 USD	Comision Ejecutiva Hidroelectrica del Rio Lempa(d)		8.6500	01/24/33	45,709
12,000 USD	Comision Federal de Electricidad(d)		6.4500	01/24/35	12,155
285,000 EUR	E.ON S.E.		3.5000	03/25/32	336,795
310,000 USD	Electricite de France S.A.(d)		6.9000	05/23/53	331,106
205,000 USD	Enel Finance International N.V.(d)		6.0000	10/07/39	209,009
125,000 USD	Enel Finance International N.V.(d)		5.5000	06/15/52	113,089
200,000 EUR	Energo - Pro as		6.4500	04/15/31	232,681
100,000 EUR	Energo-Pro A/S(d)		8.0000	05/27/30	123,089
355,000 USD	Engie S.A.(d)		5.6250	04/10/34	365,429
223,000 USD	Eskom Holdings SOC Ltd.(d)		8.4500	08/10/28	235,205
257,000 USD	Generacion Mediterranea S.A. / Central Termica(d)		11.0000	11/01/31	194,035
143,200 USD	India Green Power Holdings(d)		4.0000	02/22/27	141,225
204,435 USD	Minejesa Capital BV(d)		4.6250	08/10/30	201,949
220,000 USD	Minejesa Capital BV(d)		5.6250	08/10/37	213,258
289,690 USD	Mong Duong Finance Holdings BV(d)		5.1250	05/07/29	286,135
490,800 USD	MSU Energy S.A.(d)		9.7500	12/05/30	496,935
300,000 EUR	National Grid PLC		0.1630	01/20/28	334,799
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	343,632
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,536
55,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.8750	07/17/49	44,736
31,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.0000	06/30/50	21,632
214,000 USD	Saavi Energia Sarl(d)		8.8750	02/10/35	238,300
270,000 USD	YPF Energia Electrica S.A.(d)		7.8750	10/16/32	276,661
148,000 USD	Zorlu Enerji Elektrik Uretim A/S(d)		11.0000	04/23/30	131,824
					6,179,980
	ELECTRICAL EQUIPMENT — 0.2%
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	235,404

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	ENGINEERING & CONSTRUCTION — 1.4%
420,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile(d)		7.8750	02/03/30	$430,618
200,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	206,893
405,000 USD	HTA Group Ltd./Mauritius(d)		7.5000	06/04/29	417,411
190,000 USD	IHS Holding Ltd.(d)		6.2500	11/29/28	189,627
260,000 USD	IHS Holding Ltd.(d)		7.8750	05/29/30	268,406
161,000 USD	IHS Holding Ltd.(d)		8.2500	11/29/31	168,604
118,246 USD	IHS Netherlands Holdco BV(d)		8.0000	09/18/27	118,427
					1,799,986
	ENTERTAINMENT CONTENT — 0.4%
260,000 GBP	Pinewood Finco PLC(d)		6.0000	03/27/30	350,666
100,000 GBP	Pinewood Finco PLC		6.0000	03/27/30	134,871
					485,537
	FOOD — 1.7%
300,000 USD	Adecoagro S.A.(d)		7.5000	07/29/32	297,282
300,000 EUR	Danone S.A.		3.0710	09/07/32	344,514
400,000 EUR	Froneri Lux FinCompany S.A.RL(d)		4.7500	08/01/32	456,190
375,000 USD	Grupo Nutresa S.A.(d),(c)	H15T5Y + 4.103%	7.8750	04/21/72	375,000
295,000 EUR	Magnum Icc Finance BV		4.0000	11/26/37	333,073
210,000 USD	MHP Lux S.A.		10.5000	07/28/29	215,636
104,000 USD	Minerva Luxembourg S.A.(d)		4.3750	03/18/31	93,475
					2,115,170
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
250,000 USD	Eldorado Intl. Finance GmbH(d)		8.5000	12/01/32	254,764

	INDUSTRIAL SUPPORT SERVICES — 1.2%
400,000 EUR	Albion Financing 1 S.A.RL / Aggreko Holdings, Inc.		5.3750	05/21/30	479,578
320,000 USD	Ashtead Capital, Inc.(d)		5.9500	10/15/33	332,418
100,000 EUR	Motability Operations Group PLC		3.6250	01/22/33	115,869
200,000 GBP	Motability Operations Group PLC		5.6250	01/24/54	236,652
295,000 USD	Vamos Europe S.A.(d)		9.2000	01/26/31	281,283
					1,445,800
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
185,000 USD	Lseg US Fin Corporation(d)		5.2500	03/23/36	184,327
435,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	413,317

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.4% (Continued)
					$597,644
	INSURANCE — 1.6%
300,000 EUR	Allianz S.E.(c)	EUR003M + 3.350%	3.0990	07/06/47	351,325
490,000 EUR	Ardonagh Finco Ltd.		6.8750	02/15/31	576,504
300,000 EUR	Liberty Mutual Group, Inc.		3.8750	09/26/35	343,690
280,000 USD	Nippon Life Insurance Company(d),(c)	H15T5Y + 2.954%	6.2500	09/13/53	291,330
350,000 USD	Sumitomo Life Insurance Company(d),(c)	H15T5Y + 2.651%	5.8750	09/10/55	350,827
					1,913,676
	INTERNET MEDIA & SERVICES — 0.6%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	306,130
232,000 USD	Prosus N.V.(d)		3.0610	07/13/31	212,139
127,000 USD	Prosus N.V.		3.0610	07/13/31	116,128
269,000 USD	Prosus N.V.(d)		3.8320	02/08/51	179,765
					814,162
	LEISURE FACILITIES & SERVICES — 2.2%
400,000 EUR	Allwyn Entertainment Financing UK PLC(d)		4.6250	08/15/31	464,102
340,000 EUR	Entain plc		4.8750	11/30/31	400,077
300,000 EUR	Flutter Treasury DAC		4.0000	06/04/31	344,660
380,000 GBP	Flutter Treasury DAC		6.1250	06/04/31	509,734
106,000 USD	Melco Resorts Finance Ltd.(d)		5.7500	07/21/28	105,522
388,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	386,250
59,000 USD	Melco Resorts Finance Ltd.(d)		5.3750	12/04/29	57,692
200,000 USD	Melco Resorts Finance Ltd.		5.3750	12/04/29	195,568
110,000 USD	Studio City Company Ltd.		7.0000	02/15/27	110,100
384,000 USD	Studio City Finance Ltd.(d)		5.0000	01/15/29	366,399
					2,940,104
	MEDICAL EQUIPMENT & DEVICES — 0.8%
380,000 USD	180 Medical, Inc.(d)		5.3000	10/08/35	372,278
200,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	198,612
370,000 USD	Smith & Nephew plc		5.4000	03/20/34	376,011
					946,901
	METALS & MINING — 1.5%
43,000 USD	Corp Nacional del Cobre de Chile(d)		6.3300	01/13/35	45,666
6,000 USD	Corp Nacional del Cobre de Chile(d)		3.7000	01/30/50	4,168

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	METALS & MINING — 1.5% (Continued)
181,000 USD	Freeport Indonesia PT		5.3150	04/14/32	$181,452
28,000 USD	Freeport Indonesia PT		6.2000	04/14/52	27,523
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	339,644
135,000 USD	Indika Energy Tbk P.T.(d)		8.7500	05/07/29	137,687
26,000 USD	Indonesia Asahan Aluminium Persero PT(d)		5.8000	05/15/50	24,128
515,575 USD	Samarco Mineracao S.A.(d)		9.0000	06/30/31	517,705
109,000 USD	Vedanta Resources Finance II PLC(d)		10.8750	09/17/29	115,852
317,000 USD	Vedanta Resources Finance II PLC(d)		9.4750	07/24/30	334,201
268,000 USD	Volcan Cia Minera S.A.A(d)		8.5000	10/28/32	277,176
235,000 USD	WE Soda Investments Holding PLC(d)		9.5000	10/06/28	238,051
					2,243,253
	OIL & GAS PRODUCERS — 6.8%
467,000 USD	3R Lux S.A.RL(d),(f)		9.7500	02/05/31	491,891
16,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(d)		3.6500	11/02/29	15,472
34,000 USD	Adnoc Murban Rsc Ltd.(d)		4.5000	09/11/34	32,820
78,000 USD	AI Candelaria Spain S.A.(d)		5.7500	06/15/33	70,462
687,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	620,611
260,000 USD	Azule Energy Finance plc(d)		8.1250	01/23/30	268,409
300,000 USD	Azule Energy Finance plc(d)		8.2500	01/22/31	310,198
335,000 USD	BP Capital Markets plc(c)	H15T5Y + 4.398%	4.8750	12/22/00	332,340
133,000 USD	Energean Israel Finance Ltd.(d)		5.3750	03/30/28	131,148
150,000 USD	Energean Israel Finance Ltd.(d)		5.8750	03/30/31	143,836
250,000 EUR	Eni SpA		2.0000	05/18/31	276,253
352,000 USD	Geopark Ltd.(d)		8.7500	01/31/30	353,922
499,000 USD	Gran Tierra Energy, Inc.(d)		9.7500	04/15/31	457,289
12,000 USD	Greensaif Pipelines Bidco Sarl(d)		6.1290	02/23/38	12,433
350,000 USD	Harbour Energy PLC(d)		6.3270	04/01/35	360,315
106,000 USD	KazMunayGas National Company JSC(d)		5.3750	04/24/30	108,017
25,000 USD	KazMunayGas National Company JSC(d)		5.7500	04/19/47	23,951
29,000 USD	KazMunayGas National Company JSC(d)		6.3750	10/24/48	29,370
300,000 USD	Kosmos Energy Gta Holdings(d)		11.2500	01/29/31	318,910
30,000 USD	Kosmos Energy Ltd.		7.5000	03/01/28	29,592
56,000 USD	Kosmos Energy Ltd.(d)		8.7500	10/01/31	51,787
245,000 USD	Leviathan Bond Ltd.(d)		6.7500	06/30/30	252,453

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	OIL & GAS PRODUCERS — 6.8% (Continued)
586,291 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	$548,664
286,000 USD	Medco Laurel Tree Pte Ltd.(d)		6.9500	11/12/28	287,030
224,000 USD	Medco Maple Tree Pte Ltd.		8.9600	04/27/29	231,694
611,000 USD	PDVSA(h)		9.0000	11/17/21	274,339
460,000 USD	Petroleos de Venezuela S.A.(h)		0.0000	05/17/35	213,325
121,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	98,090
43,000 USD	Petroleos Mexicanos		6.8400	01/23/30	43,937
126,000 USD	Petroleos Mexicanos		5.9500	01/28/31	123,355
162,000 USD	Petroleos Mexicanos		6.7000	02/16/32	162,581
613,000 USD	Petroleos Mexicanos		6.3500	02/12/48	493,128
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	12,614
22,000 USD	Petronas Capital Ltd.(d)		5.8480	04/03/55	22,853
42,000 USD	Petronas Capital Ltd.		3.4040	04/28/61	28,242
254,000 USD	Raizen Fuels Finance S.A.(d)		6.2500	07/08/32	139,700
12,000 USD	Saudi Arabian Oil Company(d)		5.8750	07/17/64	11,325
335,000 USD	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	334,099
300,000 EUR	TotalEnergies Capital Canada Ltd.		2.1250	09/18/29	340,505
30,000 USD	TransCanada PipeLines Ltd.(c)	H15T5Y + 2.117%	6.3750	10/17/56	30,243
277,000 USD	Trident Energy Finance PLC(d)		12.5000	11/30/29	296,535
303,000 USD	Uzbekneftegaz JSC(d)		8.7500	05/07/30	326,695
478,000 USD	YPF S.A.(d),(f)		9.5000	01/17/31	510,745
					9,221,178
	OIL & GAS SERVICES & EQUIPMENT — 1.8%
482,000 USD	FORESEA Holding S.A.(d)		7.5000	06/15/30	478,137
372,694 USD	MV24 Capital BV(d)		6.7480	06/01/34	375,308
320,000 USD	NewCompany Holding USD 20 Sarl(d)		9.3750	11/07/29	336,320
403,750 USD	OHI Group S.A.(d)		13.0000	07/22/29	411,536
595,901 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	588,289
408,985 USD	Yinson Boronia Production BV(d)		8.9470	07/31/42	453,090
					2,642,680
	PUBLISHING & BROADCASTING — 0.2%
300,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	353,883

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 1.0%
248,000 USD	Aldar Properties PJSC(d),(c)	H15T5Y + 2.018%	5.8750	04/14/56	$235,237
700,000 USD	China SCE Group Holdings Ltd.(h)		7.0000	05/02/25	16,713
100,000 EUR	CPI Property Group S.A.(i)		1.6250	04/23/27	116,169
100,000 EUR	CPI Property Group S.A.		6.0000	01/27/32	115,836
300,000 EUR	CPI Property Group S.A.(c)	EUAMDB05 + 5.232%	7.5000	06/24/73	324,122
200,000 USD	GLP Pte Ltd.		9.7500	05/20/28	157,458
500,000 USD	Longfor Group Holdings Ltd.		3.8500	01/13/32	361,881
59,733 USD	Port Of Spain Waterfront Development		7.8750	02/19/40	61,651
					1,389,067
	REIT — 0.7%
200,000 EUR	Iron Mountain, Inc.		4.7500	01/15/34	227,923
400,000 EUR	Iron Mountain, Inc.(d)		4.7500	01/15/34	455,846
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	307,778
					991,547
	RENEWABLE ENERGY — 0.3%
302,000 USD	FS Luxembourg Sarl(d),(f)		8.1250	02/11/36	279,916
102,000 USD	Investment Energy Resources Ltd.(d)		6.2500	04/26/29	102,128
57,000 USD	Limak Yenilenebilir Enerji A/S(d)		9.6250	08/12/30	57,019
					439,063
	RETAIL - CONSUMER STAPLES — 0.7%
380,000 USD	Alimentation Couche-Tard, Inc.(d)		5.0770	09/29/35	376,139
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	242,993
300,000 EUR	Tesco Corporate Treasury Services plc		3.3750	05/06/32	346,966
					966,098
	RETAIL - DISCRETIONARY — 0.2%
249,000 USD	Movida Europe S.A.(d),(f)		7.8500	04/11/29	247,987

	SEMICONDUCTORS — 0.7%
470,000 EUR	MKS, Inc.		4.2500	02/15/34	534,011
335,000 USD	NXP BV / NXP Funding, LLC / NXP USA, Inc.		5.2500	08/19/35	335,145
					869,156
	SPECIALTY FINANCE — 0.9%
400,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	365,779

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	SPECIALTY FINANCE — 0.9% (Continued)
330,000 USD	Avolon Holdings Funding Ltd.(d)		5.1500	01/15/30	$331,815
330,000 EUR	Intrum Investments And Financing A.B.		7.7500	09/11/27	380,607
					1,078,201
	STEEL — 0.9%
305,000 USD	ArcelorMittal S.A.		6.8000	11/29/32	337,341
161,000 USD	CSN Inova Ventures(d)		6.7500	01/28/28	137,486
384,000 USD	CSN Resources S.A.(d),(f)		4.6250	06/10/31	263,132
490,000 USD	Metinvest BV(d)		7.7500	10/17/29	434,820
					1,172,779
	TECHNOLOGY HARDWARE — 0.4%
385,000 USD	Flex Ltd.		5.3750	11/13/35	382,639
105,000 USD	Nokia OYJ		6.6250	05/15/39	110,731
					493,370
	TECHNOLOGY SERVICES — 0.8%
320,000 EUR	ION Platform Finance S.A.RL(d)		7.8750	05/01/29	348,503
100,000 EUR	ION Platform Finance S.A.RL		7.8750	05/01/29	108,907
475,000 EUR	Shift4 Payments, LLC / Shift4 Payments Finance		5.5000	05/15/33	536,225
					993,635
	TELECOMMUNICATIONS — 2.9%
23,344 USD	Altice France Lux 3 / Altice Holdings 1		10.0000	01/15/33	23,139
148,460 EUR	Altice France S.A.(d)		7.2500	11/01/29	175,832
300,000 EUR	Orange S.A.		2.0000	01/15/29	342,675
690,000 EUR	SoftBank Group Corporation		6.3750	07/10/33	793,506
377,000 USD	Telecom Argentina S.A.(d)		9.2500	05/28/33	400,016
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	225,408
400,000 EUR	Telefonica Europe BV(c)	EUAMDB08 + 3.121%	5.7520	04/15/73	488,105
65,000 USD	Turk Telekomunikasyon A/S(d)		6.9500	10/07/32	64,946
255,000 USD	Turkcell Iletisim Hizmetleri A/S(d)		7.6500	01/24/32	266,559
300,000 USD	Veon Midco BV(d)		3.3750	11/25/27	293,518
261,829 USD	VF Ukraine PAT via VFU Funding plc(d)		9.6250	02/11/27	261,174
345,000 USD	Vodafone Group PLC		5.8750	06/28/64	329,026
					3,663,904

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.9% (Continued)
	TOBACCO & CANNABIS — 0.3%
340,000 USD	Imperial Brands Finance PLC(d)		5.5000	02/01/30	$349,553

	TRANSPORTATION & LOGISTICS — 1.8%
241,000 USD	Adani Ports & Special Economic Zone Ltd.(d)		3.1000	02/02/31	218,705
150,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	188,353
88,000 USD	DP World PLC(d)		4.7000	09/30/49	70,939
30,000 USD	Georgian Railway JSC(d)		4.0000	06/17/28	28,940
416,000 USD	Grupo Aeromexico S.A.B. de C.V.(d)		8.6250	11/15/31	405,080
360,000 EUR	Heathrow Funding Ltd.		1.8750	07/12/32	380,375
300,000 USD	Royal Capital BV(c)	H15T5Y + 7.396%	5.0000	05/05/71	300,000
149,000 USD	Simpar Europe S.A.(d)		5.2000	01/26/31	129,258
330,000 EUR	Transurban Finance Company Pty Ltd.		4.1430	04/17/35	392,634
229,901 USD	Yinson Bergenia Production BV(d)		8.4980	01/31/45	246,685
					2,360,969
	TRANSPORTATION EQUIPMENT — 0.0%(b)
55,000 USD	Daimler Truck Finance North America, LLC(d)		4.5000	04/12/31	54,056

	TOTAL CORPORATE BONDS (Cost $76,032,414)				76,492,623

	NON U.S. GOVERNMENT & AGENCIES — 33.1%
	GOVERNMENT GUARANTEED — 0.0%(b)
11,000 USD	Magyar Export-Import Bank Zrt(d)		6.1250	12/04/27	11,234

	GOVERNMENT OWNED, NO GUARANTEE — 0.0%(b)
22,000 USD	Export-Import Bank of India		2.2500	01/13/31	19,741
27,000 USD	Export-Import Bank of India		5.5000	01/13/35	27,633
50,000 USD	Gabon Government International Bond(d)		7.0000	11/24/31	41,628
					89,002
	LOCAL AUTHORITY — 0.2%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	90,963
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	137,114
80,935 USD	Provincia de Buenos Aires/Government Bonds(i)		5.2500	09/01/37	62,660
					290,737

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	NON U.S. TREASURY — 15.1%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	$1,053,367
2,000,000 AUD	Australia Government Bond	4.5000	04/21/33	1,405,948
1,500,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/29	289,638
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	395,504
242,000,000 COP	Colombian TES	13.2500	02/09/33	63,641
1,930,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	79,223
1,500,000 EUR	French Republic Government Bond OAT	0.2500	11/25/26	1,739,305
2,020,000 EUR	French Republic Government Bond OAT(d)	3.5000	11/25/33	2,378,366
15,700,000 HUF	Hungary Government Bond	3.0000	08/21/30	45,211
2,410,000,000 IDR	Indonesia Treasury Bond	7.0000	02/15/33	139,832
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	56,701
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	136,524
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	879,392
640,000 EUR	Italy Buoni Poliennali Del Tesoro(d)	2.4500	09/01/33	700,326
1,430,000 EUR	Italy Buoni Poliennali Del Tesoro	4.2000	03/01/34	1,746,039
900,000 EUR	Italy Buoni Poliennali Del Tesoro	3.8500	02/01/35	1,067,074
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	231,430
1,425,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	1,830,874
700,000 EUR	Kingdom of Belgium Government Bond(d)	5.0000	03/28/35	917,545
290,000 MYR	Malaysia Government Bond	4.8930	06/08/38	80,611
1,050,000 MXN	Mexican Bonos	7.5000	05/26/33	55,303
2,770,000 MXN	Mexican Bonos	7.7500	11/13/42	133,188
310,000 PLN	Republic of Poland Government Bond(e)	0.0000	01/25/28	79,402
220,000 PLN	Republic of Poland Government Bond	5.0000	10/25/35	57,625
1,070,000 ZAR	Republic of South Africa Government Bond	8.2500	03/31/32	63,480
860,000 EUR	Spain Government Bond	2.5000	05/31/27	1,007,975
380,000 EUR	Spain Government Bond(d)	3.2500	04/30/34	444,430
1,000,000 EUR	Spain Government Bond(d)	3.4500	10/31/34	1,182,344
170,000 EUR	Spain Government Bond	4.2000	01/31/37	210,919
250,000 EUR	Spain Government Bond	2.7000	10/31/48	236,098
1,100,000 TRY	Turkiye Government Bond	31.0800	11/08/28	22,171

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	NON U.S. TREASURY — 15.1% (Continued)
820,000 GBP	United Kingdom Gilt	4.2500	12/07/40	$987,354
				19,716,840
	SOVEREIGN — 17.5%
130,000 USD	Angolan Government International Bond(d)	8.0000	11/26/29	133,083
208,000 USD	Angolan Government International Bond(d)	8.7500	04/14/32	217,156
30,000 USD	Angolan Government International Bond(d)	9.8750	10/15/35	32,309
392,400 USD	Argentine Republic Government International Bond(i)	0.7500	07/09/30	338,465
135,000 USD	Argentine Republic Government International Bond(i)	4.1250	07/09/35	100,845
682,000 USD	Argentine Republic Government International Bond(i)	3.5000	07/09/41	471,398
977,477 USD	Argentine Republic Government International Bond(i)	4.1250	07/09/46	689,610
123,000 USD	Bahrain Government International Bond(d)	7.3750	05/14/30	126,214
187,000 USD	Bahrain Government International Bond(d)	5.6250	05/18/34	172,061
68,000 USD	Bahrain Government International Bond(d)	6.6250	10/06/37	64,776
272,000 USD	Bahrain Government International Bond(d)	7.1000	02/03/38	266,108
46,000 USD	Benin Government International Bond(d)	7.9600	02/13/38	47,439
26,000 USD	Bermuda Government International Bond(d)	4.7500	02/15/29	26,118
77,000 USD	Bermuda Government International Bond	3.3750	08/20/50	54,539
574,000 USD	Brazilian Government International Bond	6.0000	10/20/33	580,313
276,000 USD	Brazilian Government International Bond	6.6250	03/15/35	285,895
249,000 USD	Brazilian Government International Bond	6.2500	05/22/36	247,880
196,000 USD	Brazilian Government International Bond	7.2500	01/12/56	197,392
14,000 EUR	Bulgaria Government International Bond	4.1250	07/18/45	15,612
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,948
14,000 USD	Chile Government International Bond	2.4500	01/31/31	12,787
127,000 USD	Chile Government International Bond	4.3500	04/13/31	125,445
39,000 USD	Chile Government International Bond	2.5500	01/27/32	34,866
26,000 USD	Chile Government International Bond	4.9500	01/05/36	25,991
8,000 USD	Chile Government International Bond	5.6500	01/13/37	8,388
65,000 USD	Chile Government International Bond	3.8600	06/21/47	51,366
248,000 USD	Colombia Government International Bond	7.3750	04/25/30	260,028
429,000 USD	Colombia Government International Bond	7.5000	02/02/34	449,807
399,000 USD	Colombia Government International Bond	5.6250	02/26/44	331,669
169,000 USD	Colombia Government International Bond	5.0000	06/15/45	128,896
108,000 USD	Dominican Republic International Bond(d)	5.5000	02/22/29	108,335

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	SOVEREIGN — 17.5% (Continued)
39,000 USD	Dominican Republic International Bond(d)	4.5000	01/30/30	$37,608
240,000 USD	Dominican Republic International Bond(d)	5.8750	10/28/35	235,140
178,000 USD	Dominican Republic International Bond(d)	6.6000	06/01/36	183,251
607,000 USD	Dominican Republic International Bond	6.9500	03/15/37	634,132
28,000 USD	Dominican Republic International Bond(d)	6.9500	03/15/37	29,252
25,000 USD	Dominican Republic International Bond	5.3000	01/21/41	22,100
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	39,782
8,000 USD	Eagle Funding Luxco Sarl(d)	5.5000	08/17/30	8,072
363,000 USD	Ecuador Government International Bond(i)	6.9000	07/31/35	335,412
200,000 USD	Ecuador Government International Bond(d)	9.2500	01/29/39	207,500
202,000 USD	Ecuador Government International Bond(i)	5.0000	07/31/40	169,175
52,000 USD	Egypt Government International Bond(d)	7.6000	03/01/29	53,474
134,000 USD	Egypt Government International Bond(d)	8.6250	02/04/30	141,862
436,000 USD	Egypt Government International Bond(d)	5.8750	02/16/31	415,497
60,000 USD	Egypt Government International Bond(d)	7.0530	01/15/32	59,126
28,000 USD	Egypt Government International Bond(d)	6.8750	04/30/40	24,472
179,000 USD	Egypt Government International Bond(d)	7.9030	02/21/48	155,026
159,000 USD	Egypt Government International Bond(d)	8.7500	09/30/51	147,449
225,000 USD	Egypt Government International Bond	7.5000	02/16/61	179,520
102,000 USD	El Salvador Government International Bond	7.6250	02/01/41	102,005
255,000 USD	El Salvador Government International Bond	7.1250	01/20/50	232,114
57,000 USD	Ethiopia International Bond(d)	6.6250	12/11/24	58,710
1,870,000 EUR	French Republic Government Bond OAT(d)	2.0000	11/25/32	2,026,186
177,000 USD	Gabon Government International Bond(d)	6.6250	02/06/31	149,704
4,312 USD	Ghana Government International Bond(e)	0.0000	07/03/26	4,272
1,600 USD	Ghana Government International Bond(d),(e)	0.0000	07/03/26	1,585
33,250 USD	Ghana Government International Bond(d),(i)	5.0000	07/03/29	32,642
8,937 USD	Ghana Government International Bond(d),(e)	0.0000	01/03/30	7,877
8,572 USD	Ghana Government International Bond(i)	5.0000	07/03/35	7,896
271,600 USD	Ghana Government International Bond(d),(i)	5.0000	07/03/35	250,195
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(d)	8.5090	01/14/29	45,910
8,000,000 HUF	Hungary Government Bond	3.0000	04/25/41	18,291
44,000 USD	Hungary Government International Bond(d)	6.1250	05/22/28	45,350

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	SOVEREIGN — 17.5% (Continued)
35,000 USD	Hungary Government International Bond(d)	5.2500	06/16/29	$35,634
38,000 USD	Hungary Government International Bond(d)	6.2500	09/22/32	40,617
29,000 USD	Hungary Government International Bond(d)	6.0000	09/26/35	30,211
66,000 USD	Hungary Government International Bond(d)	5.5000	03/26/36	66,222
34,000 USD	Hungary Government International Bond(d)	6.7500	09/25/52	36,767
4,000 USD	Hungary Government International Bond(d)	6.7500	09/23/55	4,297
100,000 USD	Indonesia Government International Bond	4.5500	01/11/28	100,608
53,000 USD	Indonesia Government International Bond	2.1500	07/28/31	46,898
54,000 USD	Indonesia Government International Bond	4.8500	01/11/33	53,827
39,000 USD	Indonesia Government International Bond	4.9500	02/21/36	38,210
123,000 USD	Ivory Coast Government International Bond(d)	8.0750	04/01/36	131,061
171,000 USD	Ivory Coast Government International Bond(d)	8.2500	01/30/37	183,832
58,000 USD	Ivory Coast Government International Bond(d)	6.7500	02/25/41	53,617
74,000 USD	Kazakhstan Government International Bond(d)	5.5000	07/01/37	75,764
81,000 USD	Kazakhstan Government International Bond(d)	6.5000	07/21/45	88,438
12,000 USD	KSA Sukuk Ltd.(d)	4.8750	09/09/35	11,831
146,000 USD	Kyrgyz Republic International Bond(d)	7.7500	06/03/30	149,591
472,000 USD	Lebanon Government International Bond(h)	6.1000	10/04/22	119,446
369,000 USD	Lebanon Government International Bond(h)	8.2500	04/12/23	98,074
156,000 USD	Lebanon Government International Bond(h)	7.1500	11/20/31	40,668
385,000 MYR	Malaysia Government Bond	2.6320	04/15/31	93,860
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	11,289
85,000 USD	Mexico Government International Bond	4.5000	04/22/29	84,643
81,000 USD	Mexico Government International Bond	5.3750	03/22/33	79,693
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	30,576
8,000 USD	Mexico Government International Bond	3.5000	02/12/34	6,860
44,000 USD	Mexico Government International Bond	6.3500	02/09/35	45,452
96,000 USD	Mexico Government International Bond	6.1250	02/09/38	94,795
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	79,723
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	5,688
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	20,638
106,000 USD	Nigeria Government International Bond(d)	6.1250	09/28/28	107,129
112,000 USD	Nigeria Government International Bond(d)	7.1430	02/23/30	115,977
241,000 USD	Nigeria Government International Bond(d)	9.6250	06/09/31	272,565

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	SOVEREIGN — 17.5% (Continued)
101,000 USD	Nigeria Government International Bond(d)	7.8750	02/16/32	$106,664
177,000 USD	Nigeria Government International Bond(d)	10.3750	12/09/34	212,458
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	196,111
111,000 USD	Oman Government International Bond(d)	6.0000	08/01/29	115,569
21,000 USD	Oman Government International Bond(d)	6.2500	01/25/31	22,329
97,000 USD	Oman Government International Bond(d)	6.5000	03/08/47	103,874
20,000 USD	Oman Government International Bond(d)	6.7500	01/17/48	21,840
143,000 USD	Pakistan Government International Bond(d)	7.3750	04/08/31	138,131
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,860
100,000 USD	Panama Government International Bond	3.1600	01/23/30	95,000
64,000 USD	Panama Government International Bond	2.2520	09/29/32	54,240
18,000 USD	Panama Government International Bond	5.2270	02/23/34	17,921
10,000 USD	Panama Government International Bond	4.3000	04/29/53	7,738
32,000 USD	Panama Government International Bond	3.8700	07/23/60	22,168
60,000,000 PYG	Paraguay Government International Bond	8.5000	04/04/38	9,322
170,000 PEN	Peru Government Bond(d)	7.6000	08/12/39	51,073
162,000 USD	Peruvian Government International Bond	2.7830	01/23/31	149,275
111,000 USD	Peruvian Government International Bond	3.0000	01/15/34	96,015
9,000 USD	Peruvian Government International Bond	5.3750	02/08/35	9,095
47,000 USD	Peruvian Government International Bond	5.8750	08/08/54	45,860
37,000 USD	Peruvian Government International Bond	3.6000	01/15/72	23,255
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	26,026
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,748
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,169
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	82,490
7,000 USD	Philippine Government International Bond	5.0000	01/13/37	6,865
130,000 USD	Philippine Government International Bond	2.9500	05/05/45	87,913
44,000 USD	Philippine Government International Bond	2.6500	12/10/45	28,046
21,429 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	21,213
50,000 USD	Republic of Kenya Government International Bond(d)	9.7500	02/16/31	52,916
92,000 USD	Republic of Kenya Government International Bond(d)	7.8750	10/09/33	87,953
98,000 USD	Republic of Kenya Government International Bond(d)	9.5000	03/05/36	98,457
211,000 USD	Republic of Kenya Government International Bond(d)	8.7000	02/26/39	199,613
2,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	2,115

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	SOVEREIGN — 17.5% (Continued)
161,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	$162,394
35,000 USD	Republic of Poland Government International Bond	5.3750	04/14/36	35,254
84,000 USD	Republic of Poland Government International Bond	5.5000	04/04/53	78,644
39,000 USD	Republic of Poland Government International Bond	5.5000	03/18/54	36,483
1,610,000 ZAR	Republic of South Africa Government Bond	8.7500	01/31/44	91,162
330,000 USD	Republic of South Africa Government International(d)	7.1000	11/19/36	345,751
186,000 USD	Republic of South Africa Government International(d)	6.1250	12/11/37	177,473
145,000 USD	Republic of South Africa Government International	5.6500	09/27/47	117,585
51,000 USD	Republic of South Africa Government International	5.7500	09/30/49	41,237
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	84,658
306,000 USD	Republic of South Africa Government International(d)	7.9500	11/19/54	313,268
420,000 RON	Romania Government Bond	7.2000	10/30/33	94,697
1,000 USD	Romanian Government International Bond(d)	6.6250	02/17/28	1,027
76,000 USD	Romanian Government International Bond(d)	5.8750	01/30/29	77,310
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	21,252
103,000 USD	Romanian Government International Bond(d)	6.3750	01/30/34	104,369
9,000 USD	Romanian Government International Bond(d)	6.0000	05/25/34	8,932
19,000 EUR	Romanian Government International Bond	6.2500	09/10/34	22,883
48,000 USD	Romanian Government International Bond(d)	6.6250	05/16/36	48,577
17,000 USD	Romanian Government International Bond(d)	5.7500	07/04/36	16,055
11,000 EUR	Romanian Government International Bond(d)	6.7500	07/11/39	13,100
8,000 EUR	Romanian Government International Bond	6.0000	09/24/44	8,755
51,000 USD	Saudi Government International Bond(d)	4.5000	04/17/30	50,804
99,000 USD	Saudi Government International Bond(d)	3.2500	10/22/30	93,352
22,000 USD	Saudi Government International Bond(d)	5.3750	01/13/31	22,601
140,000 USD	Saudi Government International Bond(d)	4.8750	07/18/33	139,608
97,000 USD	Saudi Government International Bond(d)	4.8750	01/12/36	95,666
2,000 USD	Saudi Government International Bond(d)	4.6250	10/04/47	1,671
34,000 USD	Saudi Government International Bond(d)	3.7500	01/21/55	23,545
120,000 USD	Senegal Government International Bond(d)	6.2500	05/23/33	68,094
230,151 USD	Sri Lanka Government International Bond(d),(i)	3.6000	06/15/35	177,747
131,305 USD	Sri Lanka Government International Bond(d),(i)	3.6000	02/15/38	123,978
129,000 USD	Suriname Government International Bond(d)	8.5000	11/06/35	140,184
9,000 USD	Trinidad & Tobago Government International Bond(d)	6.4000	06/26/34	9,203

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 33.1% (Continued)
	SOVEREIGN — 17.5% (Continued)
89,000 USD	Trinidad & Tobago Government International Bond(d)	6.5000	01/28/36	$90,780
75,000 USD	Turkey Government International Bond	9.8750	01/15/28	80,377
38,000 USD	Turkey Government International Bond	9.3750	03/14/29	41,514
41,000 USD	Turkey Government International Bond	9.1250	07/13/30	45,427
389,000 USD	Turkey Government International Bond	5.9500	01/15/31	382,333
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	161,318
101,000 USD	Turkiye Government International Bond	7.1250	07/17/32	102,889
115,000 USD	Turkiye Government International Bond	6.3000	03/14/33	111,131
528,000 USD	Turkiye Government International Bond	7.6250	05/15/34	550,655
212,000 USD	Turkiye Government International Bond	6.5000	01/03/35	204,910
48,000 USD	Turkiye Government International Bond	6.9500	09/16/35	47,361
13,076 USD	Ukraine Government International Bond(i)	4.5000	02/01/29	10,183
3,571 USD	Ukraine Government International Bond(i)	0.0000	02/01/30	2,268
13,970 USD	Ukraine Government International Bond(d),(i)	0.0000	02/01/30	8,871
581,800 USD	Ukraine Government International Bond(i)	4.0000	02/01/32	446,955
13,345 USD	Ukraine Government International Bond(i)	0.0000	02/01/34	6,339
127,088 USD	Ukraine Government International Bond(d),(i)	4.5000	02/01/34	78,159
135,152 USD	Ukraine Government International Bond(i)	4.5000	02/01/35	81,767
132,000 USD	Ukraine Government International Bond(d),(i)	0.0000	02/01/36	67,650
31,269 USD	Ukraine Government International Bond(i)	4.5000	02/01/36	18,605
44,150 USD	Ukraine Government International Bond(d),(i)	4.5000	02/01/36	26,269
71,000 USD	Uruguay Government International Bond	4.3750	01/23/31	71,334
74,000 USD	Uruguay Government International Bond	5.1000	06/18/50	68,920
117,000 USD	Venezuela Government International Bond(h)	6.0000	12/09/20	50,749
715,000 USD	Venezuela Government International Bond(h)	11.7500	10/21/26	409,159
55,858 USD	Zambia Government International Bond(d),(i)	5.7500	06/30/33	55,256
				22,401,647
	SUPRANATIONAL — 0.3%
200,000 EUR	European Investment Bank	1.1250	09/15/36	190,234
10,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	103,956
9,000,000 INR	International Bank for Reconstruction & Development	6.7100	01/21/35	89,333
				383,523
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $43,089,944)			42,892,983

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	RIGHT — 0.0%(b)
	BANKING - 0.0%(b)
97	ALTICE FRANCE HLDG (Luxembourg)	$1,585

	TOTAL RIGHT (Cost $1,194)	1,585

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 1.2%
1,512,935	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $1,512,935)(j),(g)	1,512,935

	MONEY MARKET FUNDS - 3.0%
3,875,635	Fidelity Government Portfolio, Institutional, 3.53% (Cost $3,875,635)(j)	3,875,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,388,570)	5,388,570

	TOTAL INVESTMENTS - 96.6% (Cost $125,010,037)	$125,298,243
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	4,374,413
	NET ASSETS - 100.0%	$129,672,656

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Depreciation
65	Eurex 10 Year Euro BUND Future	06/09/2026	$9,564,972	$(203,515)
31	Eurex 30 Year Euro BUXL Future	06/09/2026	3,965,700	(140,845)
24	French Government Bond Futures	06/09/2026	3,360,113	(56,913)
34	Long Gilt Future	06/29/2026	4,005,088	(225,770)
26	TSE Japanese 10 Year Bond Futures	06/16/2026	21,465,452	(375,628)
	TOTAL FUTURES CONTRACTS			$(1,002,671)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Appreciation
217	CBOT 10 Year US Treasury Note Futures	06/22/2026	$23,998,843	$472,984
91	CBOT 2 Year US Treasury Note Futures	07/01/2026	18,848,375	162,835
92	CBOT 5 Year US Treasury Note Futures	07/01/2026	9,920,906	151,657
4	CBOT US Treasure Bond Futures	06/22/2026	451,375	15,969
17	Euro-BTP Italian Bond Futures	06/09/2026	2,333,983	94,731
	TOTAL FUTURES CONTRACTS			$898,176

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(l)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread(m)	Maturity Date	Notional Value(k)	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 45	Quarterly(1)	Citibank	1.00%	162	12/3O/2O3O	$5,920,000	$156,740	$234,130	$(77,390)
ITRAXX EUROPE CROSSOVER SERIES 45	Quarterly(1)	Citibank	5.00%	293	12/2O/2O3O	60,000	(6,705)	(6,183)	(522)
TOTAL							$150,035	$227,947	$(77,912)

(1)	Buy Protection

FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	05/05/2026	JP Morgan Chase	580,000	$116,977	$345
Mexican Peso	05/11/2026	JP Morgan Chase	300,000	17,159	323
Hungarian Forints	05/18/2026	Citibank	3,000,000	9,655	742
Thailand Baht	05/18/2026	Citibank	3,600,000	110,711	(2,768)
Chinese Yuan Offshore	05/19/2026	JP Morgan Chase	240,000	35,169	264
Chilean Peso	05/20/2026	JP Morgan Chase	36,000,000	40,040	651
Japanese Yen	05/27/2026	JP Morgan Chase	97,910,000	626,655	10,152
Peruvian Sole	06/04/2026	Citibank	60,000	17,070	134
South African Rand	06/17/2026	Citibank	200,000	11,960	(207)
British Pound	07/10/2026	Barclay	78,000	106,091	830
Euro	07/10/2026	Barclay	763,000	898,412	1,940
Euro	07/10/2026	Citibank	109,000	128,344	183
				$2,118,243	$12,589
To Sell:
Brazilian Real	05/05/2026	JP Morgan Chase	580,000	$116,977	$(6,600)
Euro	05/05/2026	Barclay	274,886	322,690	(301)
Euro	05/06/2026	Barclay	11,733,779	13,774,989	(135,990)
Hungarian Forints	05/18/2026	Citibank	3,000,000	9,655	(420)
Polish Zloty	05/18/2026	JP Morgan Chase	70,000	19,305	(349)
Thailand Baht	05/18/2026	Citibank	1,100,000	33,828	(114)
South African Rand	06/17/2026	Citibank	700,000	41,860	673
Brazilian Real	07/02/2026	JP Morgan Chase	580,000	115,259	(275)
Australian Dollar	07/10/2026	JP Morgan Chase	3,501,500	2,517,733	(51,123)
British Pound	07/10/2026	Barclay	3,175,500	4,319,109	(56,145)
Canadian Dollar	07/10/2026	Citibank	877,900	648,162	(12,192)
Euro	07/10/2026	Barclay	790,000	930,203	(1,302)
Euro	07/10/2026	Citibank	29,227,300	34,414,310	(78,533)
Japanese Yen	07/10/2026	JP Morgan Chase	58,729,801	377,257	(3,737)
				$57,641,337	$(346,408)

Total					$(333,819)

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Japanese Yen	Euro	5/11/2026	Citibank	135,859,768	740,000	868,295	(868,941)	$(646)
Euro	Swiss Franc	5/18/2026	JP Morgan Chase	810,000	746,559	951,459	(956,895)	(5,436)
Japanese Yen	Swiss Franc	5/18/2026	JP Morgan Chase	76,885,742	380,000	491,695	(487,061)	4,634
British Pound	Euro	7/10/2026	JP Morgan Chase	354,000	406,497	481,488	(478,639)	2,849
Euro	British Pound	7/10/2026	Barclay	1,795,058	1,568,700	2,113,630	(2,133,643)	(20,013)
				215,704,568	3,841,756	$4,906,567	$4,925,179	$(18,612)

Total								$(18,612)

A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

CMTUSD6Y	USD Constant Maturity 6 Year
EUAMDB05	Euribor ICE SWAP Rate 5 Year
EUAMDB08	Euribor ICE SWAP Rate 8 Year
EUR003M	Euribor 3 Month ACT/360
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forints
IDR	Indonesia Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sole
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian Leu
TRY	Turkish Lira
USD	US Dollars
ZAR	South African Rand

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 51,752,828 or 39.9% of net assets.
(e)	Zero coupon bond.
(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,485,030 at April 30, 2026.
(g)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $1,512,935 at April 30, 2026.
(h)	Represents issuer in default on interest payments; non-income producing security.
(i)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.
(j)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(k)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(l)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(m)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of April 30, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forints
IDR	Indonesia Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sole
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian Leu
TRY	Turkish Lira
USD	US Dollars
ZAR	South African Rand

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 51,752,828 or 39.9% of net assets.
(e)	Zero coupon bond.
(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,485,030 at April 30, 2026.
(g)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $1,512,935 at April 30, 2026.
(h)	Represents issuer in default on interest payments; non-income producing security.
(i)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.
(j)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(k)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(l)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(m)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of April 30, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 4.7%
10,513	Boeing Company (The)(a)	$2,407,792
9,090	L3Harris Technologies, Inc.	2,913,800
26,445	RTX Corporation	4,656,171
		9,977,763
	ASSET MANAGEMENT - 2.7%
3,365	Blackrock, Inc.	3,585,744
23,664	Charles Schwab Corporation (The)	2,168,569
		5,754,313
	AUTOMOTIVE - 1.1%
31,419	General Motors Company	2,415,807

	BANKING - 7.5%
80,362	Bank of America Corporation	4,296,153
23,964	JPMorgan Chase & Company	7,506,244
16,604	Truist Financial Corporation	855,106
37,680	Wells Fargo & Company	3,098,426
		15,755,929
	BEVERAGES - 0.9%
11,615	PepsiCo, Inc.	1,840,861

	BIOTECH & PHARMA - 4.8%
9,275	AbbVie, Inc.	1,959,993
5,351	Amgen, Inc.	1,852,784
24,020	Gilead Sciences, Inc.	3,142,777
30,428	Merck & Company, Inc.	3,322,128
		10,277,682
	CHEMICALS - 3.2%
21,663	DuPont de Nemours, Inc.	989,133
8,835	Linde PLC	4,427,572
10,832	Qnity Electronics, Inc.	1,523,629
		6,940,334
	CONSTRUCTION MATERIALS - 2.0%
5,056	Martin Marietta Materials, Inc.	3,130,018

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CONSTRUCTION MATERIALS - 2.0% (Continued)
8,501	Owens Corning(b)	$1,048,513
		4,178,531
	CONSUMER SERVICES - 0.5%
14,370	Service Corp International	1,164,401

	DIVERSIFIED INDUSTRIALS - 2.2%
5,061	Parker-Hannifin Corporation	4,602,575

	E-COMMERCE DISCRETIONARY - 2.9%
22,807	Amazon.com, Inc.(a)	6,045,224

	ELECTRIC UTILITIES - 3.0%
19,937	Duke Energy Corporation	2,582,838
37,978	NextEra Energy, Inc.	3,717,287
		6,300,125
	ELECTRICAL EQUIPMENT - 5.3%
2,322	GE Vernova, Inc.	2,515,794
25,878	Johnson Controls International PLC	3,778,964
26,018	Otis Worldwide Corporation	2,026,282
7,221	Rockwell Automation, Inc.	2,952,739
		11,273,779
	ENGINEERING & CONSTRUCTION - 1.9%
5,541	Quanta Services, Inc.	4,032,574

	ENTERTAINMENT CONTENT - 2.8%
38,442	Fox Corporation, Class A	2,440,683
33,560	Walt Disney Company (The)	3,481,850
		5,922,533
	FOOD - 1.1%
37,424	Mondelez International, Inc., Class A	2,299,331

	HEALTH CARE FACILITIES & SERVICES - 2.5%
7,786	Cencora, Inc.	2,398,166

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
7,763	UnitedHealth Group, Inc.	$2,876,036
		5,274,202
	HOUSEHOLD PRODUCTS - 1.2%
17,406	Procter & Gamble Company (The)	2,560,248

	INDUSTRIAL REIT - 0.7%
11,144	Prologis, Inc.	1,582,671

	INFRASTRUCTURE REIT - 0.9%
9,970	American Tower Corporation, Class A	1,821,619

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
16,460	Bank of New York Mellon Corporation (The)	2,211,730
3,628	Goldman Sachs Group, Inc. (The)	3,351,438
15,510	Intercontinental Exchange, Inc.	2,451,976
		8,015,144
	INSURANCE - 4.7%
7,551	Berkshire Hathaway, Inc., Class B(a)	3,576,153
23,121	Hartford Insurance Group, Inc. (The)	3,163,184
10,297	Travelers Companies, Inc. (The)	3,142,027
		9,881,364
	INTERNET MEDIA & SERVICES - 5.7%
24,570	Alphabet, Inc., Class A	9,454,535
4,423	Meta Platforms, Inc., Class A	2,706,478
		12,161,013
	LEISURE FACILITIES & SERVICES - 0.9%
9,877	Darden Restaurants, Inc.	1,980,931

	MEDICAL EQUIPMENT & DEVICES - 3.9%
31,276	Abbott Laboratories	2,839,549
9,452	Becton Dickinson and Company(b)	1,408,726
28,043	Boston Scientific Corporation(a)	1,615,557
4,992	Thermo Fisher Scientific, Inc.	2,390,968
		8,254,800

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	METALS & MINING - 1.1%
38,595	Freeport-McMoRan, Inc.	$2,230,019

	OIL & GAS PRODUCERS - 5.4%
24,228	ConocoPhillips	3,047,398
15,465	EOG Resources, Inc.	2,173,915
12,285	Expand Energy Corporation	1,254,913
31,863	Exxon Mobil Corporation	4,917,417
		11,393,643
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
49,863	SLB Ltd.	2,836,207

	RESIDENTIAL REIT - 0.7%
21,982	Equity LifeStyle Properties, Inc.	1,391,241

	RETAIL - DISCRETIONARY - 3.0%
12,669	Lowe’s Companies, Inc.	3,025,231
20,145	TJX Companies, Inc. (The)	3,157,728
		6,182,959
	SELF-STORAGE REIT - 0.8%
6,116	Public Storage(b)	1,849,784

	SEMICONDUCTORS - 4.5%
6,407	Broadcom, Inc.	2,674,474
10,843	Micron Technology, Inc.	5,607,566
12,700	ON Semiconductor Corporation(a)	1,280,287
		9,562,327
	SOFTWARE - 1.4%
5,940	Microsoft Corporation	2,422,213
3,284	Oracle Corporation	530,005
		2,952,218
	SPECIALTY FINANCE - 1.0%
6,620	American Express Company	2,138,591

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY HARDWARE - 3.4%
53,123	Cisco Systems, Inc.	$4,860,754
5,531	Motorola Solutions, Inc.	2,428,275
		7,289,029
	TECHNOLOGY SERVICES - 0.4%
1,918	S&P Global, Inc.	827,099

	TELECOMMUNICATIONS - 1.0%
43,752	Verizon Communications, Inc.	2,101,409

	TRANSPORTATION & LOGISTICS - 3.4%
74,300	CSX Corporation	3,375,449
41,196	Delta Air Lines, Inc.	2,800,916
15,014	Knight-Swift Transportation Holdings, Inc.	974,409
		7,150,774
	TOTAL COMMON STOCKS (Cost $115,887,907)	208,219,054

	SHORT-TERM INVESTMENTS — 3.7%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
4,174,144	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $4,174,144)(c),(d)	4,174,144

	MONEY MARKET FUNDS - 1.8%
3,750,985	Invesco Treasury Portfolio, Institutional Class, 3.56% (Cost $3,750,985)(c)	3,750,985

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,925,129)	7,925,129

	TOTAL INVESTMENTS - 102.0% (Cost $123,813,036)	$216,144,183
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(4,165,055)
	NET ASSETS - 100.0%	$211,979,128

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,192,429 at April 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $4,174,144 at April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 0.8%
37,468	AerSale Corporation(a)	$251,785
3,954	Ituran Location and Control Ltd.	227,750
7,022	TAT Technologies Ltd.(a)	257,778
		737,313
	APPAREL & TEXTILE PRODUCTS - 0.1%
67,623	Brilliant Earth Group, Inc.	100,758

	ASSET MANAGEMENT - 0.4%
31,800	Compass Diversified Holdings	375,558

	AUTOMOTIVE - 0.9%
8,464	Fox Factory Holding Corporation(a)	150,236
167,889	Holley, Inc.(a)	554,034
11,319	Motorcar Parts of America, Inc.(a)	126,999
		831,269
	BANKING - 12.0%
21,994	Capital Bancorp, Inc.	692,591
12,023	Capital City Bank Group, Inc.	555,102
14,593	Central Pacific Financial Corporation	485,655
17,132	Dime Community Bancshares, Inc.	614,867
14,723	Enterprise Financial Services Corporation	851,284
4,532	Esquire Financial Holdings, Inc.	476,404
22,813	First BanCorp	553,900
15,079	Flagstar Financial, Inc.	210,654
5,335	HomeTrust Bancshares, Inc.	243,649
27,141	Horizon Bancorp, Inc.(b)	491,252
11,237	Independent Bank Corp	373,181
17,062	National Bank Holdings Corporation, Class A	728,547
7,209	Northeast Bank	896,439
41,741	Northpointe Bancshares, Inc.	744,242
19,487	OceanFirst Financial Corporation(b)	371,617
5,729	OFG Bancorp	263,305
22,389	Peapack-Gladstone Financial Corporation	934,741
3,082	Popular, Inc.	463,317

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	BANKING - 12.0% (Continued)
7,674	Prosperity Bancshares, Inc.	$534,494
24,679	WesBanco, Inc.	848,464
		11,333,705
	BIOTECH & PHARMA - 2.7%
16,738	Certara, Inc.(a)	102,604
118,817	Cytek Biosciences, Inc.(a)	541,806
4,308	Halozyme Therapeutics, Inc.(a)	274,247
33,950	Innoviva, Inc.(a)	780,511
13,120	PTC Therapeutics, Inc.(a)	853,587
		2,552,755
	CHEMICALS - 3.8%
8,458	Ashland, Inc.	450,473
12,252	Celanese Corporation	830,197
48,824	Huntsman Corporation	701,601
4,846	Ingevity Corporation(a)	369,217
11,262	Koppers Holdings, Inc.	459,827
70,635	Kronos Worldwide, Inc.	525,524
25,223	Rayonier Advanced Materials, Inc.(a)	239,366
		3,576,205
	COMMERCIAL SUPPORT SERVICES - 4.7%
13,518	ABM Industries, Inc.	551,534
73,592	ADT, Inc.	554,148
29,943	AMN Healthcare Services, Inc.(a)	612,933
49,026	BrightView Holdings, Inc.(a)	583,409
59,445	Cross Country Healthcare, Inc.(a)	601,583
10,605	ManpowerGroup, Inc.	321,013
34,698	Public Policy Holding Company, Inc.(b)	486,466
110,395	TrueBlue, Inc.(a)	606,069
		4,317,155
	CONSUMER SERVICES - 0.7%
21,059	Legacy Education, Inc.(a)	228,490
14,280	Matthews International Corporation, Class A	407,551
		636,041

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	CONTAINERS & PACKAGING - 0.7%
85,128	Ranpak Holdings Corporation(a)	$433,301
5,505	Sonoco Products Company(b)	275,030
		708,331
	ELECTRIC UTILITIES - 1.6%
7,400	Black Hills Corporation(b)	557,146
9,570	Portland General Electric Company	496,970
8,273	Unitil Corporation	434,002
		1,488,118
	ELECTRICAL EQUIPMENT - 2.3%
5,014	Allient, Inc.	381,967
1,783	Littelfuse, Inc.	720,635
6,514	Mesa Laboratories, Inc.	651,400
62,495	Stoneridge, Inc.(a)	437,465
		2,191,467
	ENGINEERING & CONSTRUCTION - 3.5%
3,845	Arcosa, Inc.	486,277
26,650	Bowman Consulting Group Ltd.(a)	841,074
4,627	Cardinal Infrastructure Group, Inc.(a),(b)	245,370
1,892	MYR Group, Inc.(a)	765,901
18,301	Onterris, Inc.(a)	385,236
8,236	Orion Group Holdings, Inc.(a)	112,174
4,871	Tutor Perini Corporation	452,613
		3,288,645
	ENTERTAINMENT CONTENT - 1.2%
68,909	Reservoir Media, Inc.(a)	693,224
22,225	Starz Entertainment Corporation(a)	407,607
		1,100,831
	FOOD - 0.5%
2,999	Post Holdings, Inc.(a),(b)	314,145
10,467	Vital Farms, Inc.(a),(b)	142,875
		457,020
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
5,979	Louisiana-Pacific Corporation(b)	431,624

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9% (Continued)
4,754	UFP Industries, Inc.	$425,435
		857,059
	GAS & WATER UTILITIES - 1.9%
30,210	BKV Corporation(a)	952,521
13,056	RGC Resources, Inc.	296,763
5,880	Spire, Inc.	536,138
		1,785,422
	HEALTH CARE FACILITIES & SERVICES - 2.5%
76,879	Aveanna Healthcare Holdings, Inc.(a)	502,789
4,700	ICON plc(a)	556,150
49,640	Joint Corporation (The)(a),(b)	440,307
28,747	Option Care Health, Inc.(a)	584,426
14,694	Park Dental Partners, Inc.(a),(b)	258,321
		2,341,993
	HOME CONSTRUCTION - 0.3%
5,368	Century Communities, Inc.	300,715

	HOUSEHOLD PRODUCTS - 0.2%
84,920	Olaplex Holdings, Inc.(a)	172,388

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.4%
3,674	Timken Company (The)	407,410

	INDUSTRIAL SUPPORT SERVICES - 2.4%
50,275	Custom Truck One Source, Inc.(a)	495,209
2,852	Herc Holdings, Inc.	361,976
20,216	Hudson Technologies, Inc.(a)	126,552
46,408	NPK International, Inc.(a)	758,771
25,453	Titan Machinery, Inc.(a)	532,222
		2,274,730
	INDUSTRIALS - 0.8%
46,566	Hillman Solutions Corporation(a)	379,979
14,700	Insteel Industries, Inc.	384,846
		764,825

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
81,075	BGC Group, Inc., Class A	$910,472
4,370	Lazard, Inc.	211,945
32,719	Perella Weinberg Partners(b)	744,030
		1,866,447
	INSURANCE - 3.7%
36,005	American Integrity Insurance Group, Inc.	705,698
24,041	Bowhead Specialty Holdings, Inc.(a)	571,695
14,699	CNO Financial Group, Inc.	653,371
1,962	Hanover Insurance Group, Inc. (The)	368,248
1,597	Primerica, Inc.	449,188
27,616	Slide Insurance Holdings, Inc.(a),(b)	515,038
13,184	Tiptree, Inc.	227,292
		3,490,530
	INTERNET MEDIA & SERVICES - 1.2%
72,869	Blade Air Mobility, Inc., Class A(a)	365,802
2,863	Cargurus, Inc.(a)	104,385
11,538	Cars.com, Inc.(a)	126,803
13,481	IAC, Inc.(a)	600,713
		1,197,703
	LEISURE FACILITIES & SERVICES - 0.5%
38,106	First Watch Restaurant Group, Inc.(a)	499,951

	LEISURE PRODUCTS - 0.3%
117,553	Clarus Corporation	306,226

	MACHINERY - 2.4%
4,904	CECO Environmental Corporation(a)	363,583
3,481	Helios Technologies, Inc.	238,100
21,275	Manitowoc Company, Inc. (The)(a)	289,127
3,726	Regal Rexnord Corporation	801,202
9,588	Thermon Group Holdings, Inc.(a)	579,978
		2,271,990
	MEDICAL EQUIPMENT & DEVICES - 2.4%
1,156	Bio-Rad Laboratories, Inc., Class A(a)	323,819

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.4% (Continued)
47,382	CareDx, Inc.(a)	$986,020
24,825	Carlsmed, Inc.(a),(b)	220,694
2,259	Integer Holdings Corporation(a),(b)	199,944
29,351	Orthofix Medical, Inc.(a)	345,168
1,784	Teleflex, Inc.	221,055
		2,296,700
	METALS & MINING - 3.1%
4,124	Alcoa Corporation	263,070
71,702	Capstone Copper Corporation(a)	597,525
4,468	Century Aluminum Company(a)	265,578
6,563	Constellium S.E.(a)	205,291
114,603	Ferroglobe PLC	531,758
8,115	Hallador Energy Company(a)	126,026
41,071	Taseko Mines Ltd.(a)	294,068
7,339	Warrior Met Coal, Inc.	659,409
		2,942,725
	MULTI ASSET CLASS REIT - 0.7%
33,035	Broadstone Net Lease, Inc.(b)	654,094

	OIL & GAS PRODUCERS - 1.4%
5,233	Antero Resources Corporation(a)	205,448
31,131	Infinity Natural Resources, Inc., Class A(a)	507,123
72,015	Mammoth Energy Services, Inc.(a)	205,963
8,024	Northern Oil & Gas, Inc.(b)	217,932
6,769	SM Energy Company	210,042
		1,346,508
	OIL & GAS SERVICES & EQUIPMENT - 4.1%
23,516	Atlas Energy Solutions, Inc.(b)	408,708
14,337	Expro Group Holdings N.V.(a)	261,077
18,040	Liberty Energy, Inc., Class A(b)	609,572
44,366	Matrix Service Company(a)	599,828
26,851	National Energy Services Reunited Corporation(a)	669,664
10,850	Natural Gas Services Group, Inc.	441,487
14,800	Select Water Solutions, Inc., Class A	247,604

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 4.1% (Continued)
62,572	TETRA Technologies, Inc.(a)	$595,685
		3,833,625
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
21,062	Legacy Housing Corporation(a)	458,099
1,822	McGrath RentCorporation	201,422
		659,521
	REAL ESTATE SERVICES - 0.2%
91,242	Real Brokerage, Inc. (The)(a),(b)	191,608

	RESIDENTIAL REIT - 1.0%
7,207	Centerspace	492,022
29,787	UMH Properties, Inc.	463,188
		955,210
	RETAIL - CONSUMER STAPLES - 0.4%
16,296	Yesway, Inc.(a)	419,133

	RETAIL - DISCRETIONARY - 1.5%
7,544	Academy Sports & Outdoors, Inc.(b)	413,713
4,903	Advance Auto Parts, Inc.(b)	291,778
531	FirstCash Holdings, Inc.	115,875
26,357	National Vision Holdings, Inc.(a),(b)	612,009
		1,433,375
	RETAIL REIT - 2.3%
21,637	Brixmor Property Group, Inc.	651,057
23,947	CTO Realty Growth, Inc.	484,930
12,995	Getty Realty Corporation	430,394
29,169	NETSTREIT Corporation(b)	600,006
		2,166,387
	SEMICONDUCTORS - 3.7%
10,853	Azenta, Inc.(a)	266,658
3,283	Diodes, Inc.(a)	351,773
2,429	Onto Innovation, Inc.(a)	716,701
5,195	Silicon Motion Technology Corporation - ADR	1,136,562

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 3.7% (Continued)
12,936	Ultra Clean Holdings, Inc.(a)	$1,010,949
		3,482,643
	SOFTWARE - 3.5%
22,444	Consensus Cloud Solutions, Inc.(a)	580,851
228,270	Kaltura, Inc.(a)	312,730
11,102	Pegasystems, Inc.	405,778
30,213	Porch Group, Inc.(a)	290,951
2,896	Red Violet, Inc.(a)	108,397
34,326	Teradata Corporation(a),(b)	904,490
43,091	Upland Software, Inc.(a)	26,932
184,213	VTEX(a),(b)	692,641
		3,322,770
	SPECIALTY FINANCE - 1.0%
4,496	EZCORP, Inc., Class A(a)	147,379
2,852	Federal Agricultural Mortgage Corporation, CLASS C	495,678
4,175	Stewart Information Services Corporation	292,208
		935,265
	STEEL - 3.2%
85,768	Algoma Steel Group, Inc.	400,537
7,412	Commercial Metals Company(b)	511,132
44,055	Metallus, Inc.(a)	847,618
2,774	Northwest Pipe Company(a)	272,795
18,656	Synalloy Corporation(a)	271,818
57,062	thyssenkrupp A.G.	675,514
		2,979,414
	TECHNOLOGY HARDWARE - 1.5%
12,214	Crane NXT Company(b)	545,722
45,161	NCR Voyix Corporation(a)	311,159
11,564	PAR Technology Corporation(a),(b)	155,420
24,353	RADCOM Ltd.(a),(b)	388,674
		1,400,975
	TECHNOLOGY SERVICES - 1.5%
5,327	KBR, Inc.	199,709
7,448	MAXIMUS, Inc.	488,738

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
32,949	Priority Technology Holdings, Inc.(a),(b)	$170,676
8,979	V2X, Inc.(a)	608,866
		1,467,989
	TELECOMMUNICATIONS - 0.6%
131,670	8x8, Inc.(a)	252,806
19,163	Ooma, Inc.(a),(b)	312,741
		565,547
	TRANSPORTATION & LOGISTICS - 9.4%
46,287	Ardmore Shipping Corporation(b)	820,205
1,812	Copa Holdings S.A., Class A	209,612
21,405	Covenant Logistics Group, Inc., Class A	746,178
19,970	DHT Holdings, Inc.	369,046
159,742	Frontier Group Holdings, Inc.(a),(b)	579,863
12,041	GXO Logistics, Inc.(a)	687,902
10,190	Hub Group, Inc., Class A	446,628
7,683	Knight-Swift Transportation Holdings, Inc.	498,627
42,541	Marten Transport Ltd.	641,518
76,069	Proficient Auto Logistics, Inc.(a)	559,107
92,055	Radiant Logistics, Inc.(a)	774,183
34,393	RXO, Inc.(a),(b)	686,828
8,513	Scorpio Tankers, Inc.	692,362
25,324	Star Bulk Carriers Corporation	636,392
6,161	Teekay Tankers Ltd., Class A	483,947
		8,832,398
	TRANSPORTATION EQUIPMENT - 0.2%
19,538	Aebi Schmidt Holding A.G.	227,032

	TOTAL COMMON STOCKS (Cost $71,339,848)	92,345,479

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.7%
	COLLATERAL FOR SECURITIES LOANED - 14.4%
13,609,671	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $13,609,671)(c),(d)	$13,609,671

	MONEY MARKET FUNDS - 2.3%
2,180,421	Fidelity Government Portfolio, Institutional, 3.53% (Cost $2,180,421)(c)	2,180,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,790,092)	15,790,092

	TOTAL INVESTMENTS - 114.5% (Cost $87,129,940)	$108,135,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5)%	(13,663,504)
	NET ASSETS - 100.0%	$94,472,067

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $13,420,137 at April 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $13,609,671 at April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 5.7%
8,348	Axon Enterprise, Inc.(a),(b)	$3,353,892
12,127	HEICO Corporation	3,273,320
29,519	Howmet Aerospace, Inc.	7,174,298
		13,801,510
	ASSET MANAGEMENT - 2.0%
67,570	Robinhood Markets, Inc., Class A(a)	4,925,177

	BIOTECH & PHARMA - 3.5%
9,173	Eli Lilly & Company	8,573,086

	E-COMMERCE DISCRETIONARY - 12.0%
84,920	Amazon.com, Inc.(a)	22,508,895
3,633	MercadoLibre, Inc.(a)	6,512,625
		29,021,520
	ELECTRICAL EQUIPMENT - 4.0%
26,841	Amphenol Corporation, Class A	3,952,874
17,293	Vertiv Holdings Company, Class A	5,680,578
		9,633,452
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
13,595	Coinbase Global, Inc., Class A(a)	2,552,733

	INTERNET MEDIA & SERVICES - 15.6%
27,006	Alphabet, Inc., Class C	10,314,672
26,125	Meta Platforms, Inc., Class A	15,986,148
66,141	Netflix, Inc.(a)	6,191,459
71,037	Uber Technologies, Inc.(a)	5,300,071
		37,792,350
	MEDICAL EQUIPMENT & DEVICES - 5.7%
48,489	Dexcom, Inc.(a)	2,887,520
13,191	Insulet Corporation(a)	2,270,699
18,713	Intuitive Surgical, Inc.(a)	8,563,255
		13,721,474
	SEMICONDUCTORS - 17.9%
35,133	Advanced Micro Devices, Inc.(a)	12,454,297

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 17.9% (Continued)
7,926	Broadcom, Inc.	$3,308,550
14,175	Lam Research Corporation	3,655,166
101,876	NVIDIA Corporation	20,331,393
9,212	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,648,505
		43,397,911
	SOFTWARE - 21.2%
17,117	Crowdstrike Holdings, Inc., Class A(a)	7,629,903
7,027	Intuit, Inc.	2,729,990
28,698	Microsoft Corporation	11,702,471
22,603	Oracle Corporation	3,647,898
29,409	Palantir Technologies, Inc., Class A(a)	4,091,086
32,987	Palo Alto Networks, Inc.(a)	5,915,229
96,685	ServiceNow, Inc.(a)	8,538,252
61,497	Shopify, Inc., Class A(a)	7,449,132
		51,703,961
	TECHNOLOGY HARDWARE - 5.2%
47,866	Arista Networks, Inc.(a)	8,266,937
24,896	Credo Technology Group Holding Ltd.(a)	4,332,153
		12,599,090
	TECHNOLOGY SERVICES - 5.9%
28,382	Mastercard, Inc., Class A(b)	14,273,875

	TOTAL COMMON STOCKS (Cost $155,673,995)	241,996,139

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	COLLATERAL FOR SECURITIES LOANED - 0.3%
725,914	Mount Vernon Liquid Assets Portfolio, LLC, , 3.72% (Cost $725,914)(c)(d)	725,914

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6% (Continued)
	MONEY MARKET FUND - 0.3%
641,796	STIT - Treasury Obligations Portfolio, 3.54% (Cost $641,796)(c)	$641,796

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,367,710)	1,367,710

	TOTAL INVESTMENTS - 100.4% (Cost $157,041,705)	$243,363,849
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(902,338)
	NET ASSETS - 100.0%	$242,461,511

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $699,489 at April 30, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $725,914 at April 30, 2026.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3%
	AEROSPACE & DEFENSE - 4.3%
4,953	ATI, Inc.(a)	$769,993
14,859	Hexcel Corporation	1,394,815
2,172	Huntington Ingalls Industries, Inc.	791,238
9,621	Mercury Systems, Inc.(a)	759,193
		3,715,239
	APPAREL & TEXTILE PRODUCTS - 1.1%
25,039	Birkenstock Holding plc(a),(b)	970,011

	ASSET MANAGEMENT - 1.5%
20,932	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	878,097
11,779	Planet Labs PBC, CLASS A(a),(b)	435,470
		1,313,567
	BANKING - 3.4%
56,271	Fulton Financial Corporation	1,214,890
19,030	Glacier Bancorp, Inc.	933,422
26,372	Seacoast Banking Corporation of Florida(b)	829,927
		2,978,239
	BEVERAGES - 1.1%
14,371	Vita Coco Company, Inc. (The)(a)	948,342

	BIOTECH & PHARMA - 3.1%
12,295	Capricor Therapeutics, Inc.(a)	412,866
20,916	Cogent Biosciences, Inc.(a)	748,584
7,702	Cytokinetics, Inc.(a),(b)	492,697
24,201	Olema Pharmaceuticals, Inc.(a),(b)	348,736
25,049	Roivant Sciences Ltd.(a)	714,648
		2,717,531
	CHEMICALS - 1.2%
9,239	Sensient Technologies Corporation	1,049,920

	CONSTRUCTION MATERIALS - 1.2%
6,951	Advanced Drainage Systems, Inc.	1,037,437

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	CONSUMER SERVICES - 1.0%
23,803	Universal Technical Institute, Inc.(a)	$893,327

	E-COMMERCE DISCRETIONARY - 0.8%
22,055	Global-e Online Ltd.(a)	691,865

	ELECTRICAL EQUIPMENT - 13.7%
2,045	Advanced Energy Industries, Inc.(b)	785,096
6,860	Belden, Inc.(b)	771,613
4,949	BWX Technologies, Inc.	1,070,914
5,097	Camtek Ltd.(a),(b)	978,216
18,524	Cognex Corporation	1,028,267
5,017	ESCO Technologies, Inc.	1,625,258
779	Generac Holdings, Inc.(a)	201,940
72,647	Mirion Technologies, Inc.(a),(b)	1,434,778
3,317	Modine Manufacturing Company(a)	844,608
13,959	nLight, Inc.(a),(b)	975,036
7,055	nVent Electric PLC	1,008,160
4,456	Powell Industries, Inc.	1,235,515
		11,959,401
	ENGINEERING & CONSTRUCTION - 1.7%
243	Comfort Systems USA, Inc.	447,181
1,318	Installed Building Products, Inc.	380,309
1,234	Sterling Infrastructure, Inc.(a)	636,275
		1,463,765
	HEALTH CARE FACILITIES & SERVICES - 1.9%
5,738	Addus HomeCare Corporation(a)	555,955
11,330	RadNet, Inc.(a),(b)	640,711
32,434	Surgery Partners, Inc.(a),(b)	455,049
		1,651,715
	HOME CONSTRUCTION - 2.6%
1,557	Cavco Industries, Inc.(a)	789,399
12,910	Century Communities, Inc.	723,218
9,725	Champion Homes, Inc.(a)	741,337
		2,253,954

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	HOUSEHOLD PRODUCTS - 0.4%
5,121	elf Beauty, Inc.(a)	$327,590

	INDUSTRIAL INTERMEDIATE PROD - 2.4%
7,401	AZZ, Inc.	1,058,639
1,931	Valmont Industries, Inc.	981,025
		2,039,664
	INDUSTRIAL SUPPORT SERVICES - 2.7%
4,464	Applied Industrial Technologies, Inc.	1,364,868
7,302	Herc Holdings, Inc.	926,770
		2,291,638
	INSTITUTIONAL FINANCIAL SERVICES - 5.1%
2,419	Evercore, Inc., Class A	777,201
6,282	Houlihan Lokey, Inc.	972,139
11,839	Moelis & Company, Class A(b)	770,956
41,277	Perella Weinberg Partners(b)	938,638
7,910	Tradeweb Markets, Inc., Class A	895,808
		4,354,742
	LEISURE FACILITIES & SERVICES - 2.9%
6,954	Kura Sushi USA, Inc.(a)	382,957
39,768	Lindblad Expeditions Holdings, Inc.(a)	736,901
38,929	OneSpaWorld Holdings Ltd.	959,988
3,778	Shake Shack, Inc., Class A(a)	387,094
		2,466,940
	MACHINERY - 2.8%
16,380	CECO Environmental Corporation(a)	1,214,413
7,577	Flowserve Corporation	557,970
4,125	MSA Safety, Inc.	686,359
		2,458,742
	MEDICAL EQUIPMENT & DEVICES - 7.2%
27,111	Alpha Tau Medical Ltd.(a),(b)	226,106
24,570	Alphatec Holdings, Inc.(a)	239,803
86,655	AngioDynamics, Inc.(a)	948,006
5,770	Dexcom, Inc.(a)	343,604
14,748	Establishment Labs Holdings, Inc.(a),(b)	1,012,154

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.2% (Continued)
4,567	Glaukos Corporation(a)	$656,141
3,682	Guardant Health, Inc.(a),(b)	320,629
15,418	Omnicell, Inc.(a),(b)	638,614
56,324	Quanterix Corporation(a)	176,294
5,307	Repligen Corporation(a)	627,871
62,995	SI-BONE, Inc.(a)	780,508
10,094	Tandem Diabetes Care, Inc.(a)	197,085
		6,166,815
	METALS & MINING - 1.6%
4,174	Centrus Energy Corporation, Class A(a),(b)	880,547
7,976	MP Materials Corporation(a),(b)	526,735
		1,407,282
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
20,670	Kodiak Gas Services, Inc.	1,401,426

	RENEWABLE ENERGY - 1.7%
47,628	Fluence Energy, Inc.(a)	580,109
106,789	Shoals Technologies Group, Inc., Class A(a)	847,905
		1,428,014
	RETAIL - CONSUMER STAPLES - 0.6%
5,719	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	494,751

	RETAIL - DISCRETIONARY - 2.1%
5,879	Boot Barn Holdings, Inc.(a)	1,007,955
33,818	National Vision Holdings, Inc.(a),(b)	785,254
		1,793,209
	SEMICONDUCTORS - 9.6%
6,803	Aehr Test Systems(a)	616,080
23,496	Allegro MicroSystems, Inc.(a),(b)	1,139,556
12,377	Cohu, Inc.(a)	586,051
4,095	FormFactor, Inc.(a),(b)	556,633
4,599	IPG Photonics Corporation(a)	546,913
5,699	Lattice Semiconductor Corporation(a)	696,874
4,302	Onto Innovation, Inc.(a)	1,269,349

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	SEMICONDUCTORS - 9.6% (Continued)
10,166	Semtech Corporation(a)	$1,067,938
1,982	SiTime Corporation(a)	1,114,181
3,227	Tower Semiconductor Ltd.(a)	713,328
		8,306,903
	SOFTWARE - 9.1%
48,560	Alignment Healthcare, Inc.(a)	1,094,543
9,366	CommVault Systems, Inc.(a)	926,110
22,682	Dynatrace, Inc.(a)	821,315
23,896	Gitlab, Inc., Class A(a)	529,057
10,748	JFrog Ltd.(a)	499,137
3,823	MongoDB, Inc.(a)	958,923
13,112	Pegasystems, Inc.	479,244
17,130	Privia Health Group, Inc.(a)	425,681
7,633	Procore Technologies, Inc.(a)	431,875
42,948	QXO, Inc.(a),(b)	861,966
15,509	Varonis Systems, Inc.(a)	407,887
33,693	Vertex, Inc., Class A(a)	416,782
		7,852,520
	TECHNOLOGY HARDWARE - 4.9%
719	Fabrinet(a)	491,415
26,196	IMAX Corporation(a)	995,972
30,594	Infleqtion, Inc.(a)	363,763
7,703	Pure Storage, Inc., Class A(a)	550,379
1,471	Teledyne Technologies, Inc.(a)	950,045
16,244	Viavi Solutions, Inc.(a)	851,186
		4,202,760
	TRANSPORTATION & LOGISTICS - 3.0%
9,030	ArcBest Corporation	1,151,957
3,124	Saia, Inc.(a)	1,402,114
		2,554,071
	TOTAL COMMON STOCKS (Cost $61,641,914)	83,191,380

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.1%
	COLLATERAL FOR SECURITIES LOANED - 18.1%
15,614,540	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $15,614,540)(c),(d)	$15,614,540

	MONEY MARKET FUNDS - 3.0%
2,610,884	Fidelity Investments Money Market Funds, Class I, 3.53% (Cost $2,610,884)(c)	2,610,884

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,225,424)	18,225,424

	TOTAL INVESTMENTS - 117.4% (Cost $79,867,338)	$101,416,804
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.4)%	(15,047,914)
	NET ASSETS - 100.0%	$86,368,890

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $15,614,540 at April 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $15,729,903 at April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	CLOSED END FUNDS — 0.7%
	MIXED ALLOCATION - 0.7%
96,661	Vietnam Enterprise Investments Ltd.(a)	$987,544

	TOTAL CLOSED END FUNDS (Cost $563,711)	987,544

	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 2.0%
359,865	Bharat Electronics Ltd.	1,645,721
1,192	Hanwha Aerospace Company Ltd.	1,146,605
		2,792,326
	ASSET MANAGEMENT - 3.5%
85,435	360 ONE WAM Ltd.	936,418
12,300	Futu Holdings Ltd. - ADR	1,900,473
3,270	SK Square Company Ltd.	1,916,192
		4,753,083
	BANKING - 14.3%
278,701	Abu Dhabi Islamic Bank PJSC	1,664,418
63,481	Al Rajhi Bank	1,163,794
28,659	Bank Polska Kasa Opieki S.A.	1,793,465
122,904	BDO Unibank, Inc.	230,368
804,000	China Construction Bank Corporation, H Shares	907,544
462,354	Commercial International Bank - Egypt (CIB)	1,164,240
3,640	Credicorp Ltd.(b)	1,179,979
300,391	FirstRand Ltd.	1,591,962
446,567	Haci Omer Sabanci Holding A/S	945,071
78,878	HDFC Bank Ltd. - ADR	2,004,290
60,337	HDFC Bank Ltd.	494,360
13,187	KB Financial Group, Inc.	1,453,946
11,576	OTP Bank Nyrt	1,551,840
1,594,900	Public Bank Bhd	1,881,395
60,849	Riyad Bank	336,635
115,794	Saudi National Bank (The)	1,212,677
		19,575,984

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	BEVERAGES - 0.3%
83,486	Varun Beverages Ltd.	$455,540

	BIOTECH & PHARMA - 0.5%
88,000	WuXi XDC Cayman, Inc.(a),(c)	668,196

	CHEMICALS - 0.6%
4,175	Hansol Chemical Company Ltd.	822,531

	E-COMMERCE DISCRETIONARY - 3.5%
254,541	Alibaba Group Holding Ltd.	4,195,041
33,800	JD.com, Inc.	512,068
		4,707,109
	ENGINEERING & CONSTRUCTION - 3.8%
40,000	Acter Company Ltd.	1,072,358
146,747	Indus Towers Ltd.	637,221
33,584	Larsen & Toubro Ltd.	1,429,128
9,845	Samsung C&T Corporation	2,025,168
		5,163,875
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
31,800	Suzano S.A. - ADR(b)	282,066

	GAS & WATER UTILITIES - 1.1%
3,320	Cia de Saneamento Basico do Estado de Sao Paulo - ADR(b)	111,663
211,856	Cia de Saneamento Basico do Estado de Sao Paulo	1,419,809
		1,531,472
	HEALTH CARE FACILITIES & SERVICES - 1.6%
206,636	Max Healthcare Institute Ltd.	2,177,913

	HOME CONSTRUCTION - 2.1%
702	Hyosung Heavy Industries Corporation	1,904,021
570,315	Talaat Moustafa Group	1,000,933
		2,904,954

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.9%
136,300	Neway Valve Suzhou Company Ltd.	$1,258,460

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
160,100	Banco BTG Pactual S.A.	1,919,495

	INSURANCE - 0.7%
89,200	AIA Group Ltd.	979,294

	INTERNET MEDIA & SERVICES - 5.7%
8,600	Baidu, Inc. - ADR(a),(b)	1,088,158
15,044	Naspers Ltd.	814,255
97,600	Tencent Holdings Ltd.	5,927,394
		7,829,807
	LEISURE FACILITIES & SERVICES - 1.2%
22,000	H World Group Ltd. - ADR(b)	1,136,080
390,581	Lemon Tree Hotels Ltd.(a),(c)	487,491
		1,623,571
	MACHINERY - 0.3%
266,000	Sany Heavy Equipment International Holdings Company Ltd.	367,684

	METALS & MINING - 2.3%
2,445,000	CGN Mining Company Ltd.	1,226,827
15,541	Gold Fields Ltd.	658,048
41,700	Vale S.A. - ADR	682,212
138,000	Zijin Mining Group Company Ltd., H Shares	640,864
		3,207,951
	OIL & GAS PRODUCERS - 4.0%
376,189	Gazprom PJSC(a),(d),(e)	–
942,000	PetroChina Company Ltd., H Shares	1,453,030
48,100	Petroleo Brasileiro S.A. - ADR(b)	1,059,643
38,270	Vista Energy S.A.B. de C.V. - ADR(a),(b)	2,844,226
		5,356,899
	REAL ESTATE OWNERS & DEVELOPERS - 2.3%
223,900	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,056,511

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 2.3% (Continued)
321,153	Emaar Properties PJSC	$1,034,225
61,500	Sun Hung Kai Properties Ltd.	1,076,673
		3,167,409
	RENEWABLE ENERGY - 1.9%
40,300	Contemporary Amperex Technology Company Ltd.	2,589,316

	RETAIL - CONSUMER STAPLES - 0.9%
147,000	CK Hutchison Holdings Ltd.	1,227,462
8,512	Magnit PJSC(a),(d),(e)	–
		1,227,462
	RETAIL - DISCRETIONARY - 0.6%
143	LPP S.A.	864,375

	SEMICONDUCTORS - 22.7%
165,000	ASE Technology Holding Company Ltd.	2,593,809
92,800	JCET Group Company Ltd.	625,267
7,386	SK Hynix, Inc.	6,631,763
304,608	Taiwan Semiconductor Manufacturing Company Ltd.	21,207,701
		31,058,540
	TECHNOLOGY HARDWARE - 15.5%
44,099	Accton Technology Corporation	3,239,015
31,000	Asia Vital Components Co., Ltd.	2,846,372
49,000	Delta Electronics, Inc.	3,446,100
59,415	Samsung Electronics Company Ltd.	9,008,511
53,473	Taiwan Microloops Corporation	803,119
12,000	Wiwynn Corporation	1,806,905
		21,150,022
	TELECOMMUNICATIONS - 1.1%
75,004	Bharti Airtel Ltd.	1,501,936

	TRANSPORTATION EQUIPMENT - 1.8%
10,927	Eicher Motors Ltd.	823,633
3,386	HD Hyundai Heavy Industries Company Ltd.	1,587,659
		2,411,292

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	TOTAL COMMON STOCKS (Cost $76,184,916)	$132,348,562

	PREFERRED STOCKS — 1.7%
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
43,066	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes(a)	186,446

	TECHNOLOGY HARDWARE — 1.6%
20,242	Samsung Electronics Company Ltd.	2,199,779

	TOTAL PREFERRED STOCKS (Cost $1,033,999)	2,386,225

	SHORT-TERM INVESTMENTS — 4.3%
	COLLATERAL FOR SECURITIES LOANED — 4.1%
5,565,839	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $5,565,839)(f),(g)	5,565,839

	MONEY MARKET FUNDS - 0.2%
244,951	First American Government Obligations Fund, Class X, 3.58% (Cost $244,951)(g)	244,951

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,810,790)	5,810,790

	TOTAL INVESTMENTS - 103.5% (Cost $83,593,416)	$141,533,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(4,853,849)
	NET ASSETS - 100.0%	$136,679,272

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
Ltd.	- Limited Company
PJSC	- Public Joint-Stock Company
S.A.	- Société Anonyme

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,495,068 at April 30, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $1,155,687 or 0.8% of net assets.
(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(e)	Illiquid security.
(f)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $5,565,839 at April 30, 2026.
(g)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 2.2%
11,318	Airbus S.E.	$2,333,704
190	Dassault Aviation S.A.	66,454
3,300	Embraer S.A.	51,362
2,185	Leonardo SpA	136,467
2,194	MTU Aero Engines A.G. - ADR	374,362
3,161	MTU Aero Engines A.G.	1,084,267
39,911	Rolls-Royce Holdings PLC	642,063
2,100	Safran S.A.	674,450
7,000	Singapore Technologies Engineering Ltd.	59,315
		5,422,444
	APPAREL & TEXTILE PRODUCTS - 0.3%
5,309	adidas A.G. - ADR	459,494
817	Adidas A.G.	141,412
		600,906
	ASSET MANAGEMENT - 0.6%
458	SK Square Company Ltd.	268,384
26,090	UBS Group A.G.	1,152,018
2,042	XP, Inc., Class A	39,125
		1,459,527
	AUTOMOTIVE - 1.4%
8,700	Aisin Corporation	137,950
48,000	Denso Corporation	573,466
44,000	Geely Automobile Holdings Ltd.	128,642
3,970	Hyundai Mobis Company Ltd.	1,156,072
24,064	Magna International, Inc.(c)	1,532,155
		3,528,285
	BANKING - 12.3%
2,920	ABN AMRO Bank N.V.(b)	101,682
26,809	Abu Dhabi Commercial Bank PJSC	100,734
50,819	Abu Dhabi Islamic Bank PJSC	303,494
143,000	Agricultural Bank of China Ltd., H Shares	111,553
17,316	AIB Group PLC	199,627
0	Akbank T.A.S.	1

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	BANKING - 12.3% (Continued)
11,982	Al Rajhi Bank	$219,665
27,239	Alpha Bank S.A.	109,335
30,481	Banco Bilbao Vizcaya Argentaria S.A.	673,207
912,263	Banco Comercial Portugues S.A.	975,265
24,156	Banco de Sabadell S.A.	93,669
72,800	Banco do Brasil S.A.	326,630
85,730	Banco Santander S.A.	1,046,281
6,714	Bank Hapoalim BM	180,103
8,455	Bank Leumi Le-Israel BM	213,995
3,974,000	Bank of China Ltd., H Shares	2,580,523
20,208	Bank of Cyprus Holdings PLC	219,028
229,387	Bank of Ireland Group PLC	4,519,084
3,358	Bankinter S.A.	55,890
79,615	Barclays PLC	467,849
31,712	BNK Financial Group, Inc.	405,415
42,074	BNP Paribas S.A.	4,419,416
325,500	BOC Hong Kong Holdings Ltd.	1,872,314
20,483	CaixaBank S.A.	260,759
475	Capitec Bank Holdings Ltd.	123,278
443,000	China Construction Bank Corporation, H Shares	500,052
116,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	102,929
339	Credicorp Ltd.	109,894
74,926	Emirates NBD Bank PJSC	591,623
1,178	Erste Group Bank A.G.	130,186
15,304	Eurobank S.A.	66,600
6,555	FinecoBank Banca Fineco SpA	162,759
20,336	First Abu Dhabi Bank PJSC	97,231
1	Haci Omer Sabanci Holding A/S	1
10,225	Hana Financial Group, Inc.	894,455
256,100	Huaxia Bank Company Ltd.	258,452
1,266,000	Industrial & Commercial Bank of China Ltd., H Shares	1,140,588
17,097	ING Groep N.V.	494,894
110,337	Intesa Sanpaolo SpA	749,781
33,887	Itau Unibanco Holding S.A.	295,876

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	BANKING - 12.3% (Continued)
8,000	Japan Post Bank Company Ltd.	$137,273
12,641	KB Financial Group, Inc.	1,393,746
115,200	Krung Thai Bank PCL	116,922
354,766	Lloyds Banking Group PLC	482,109
245,500	Lloyds Banking Group PLC - ADR(c)	1,335,520
4,952	National Bank of Greece S.A.	78,493
1,218	OTP Bank Nyrt	163,281
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	117,845
17,423	Qatar National Bank QPSC	83,035
923	Santander Bank Polska S.A.	157,238
775,890	Sberbank of Russia PJSC(a),(d),(e)	–
24,500	SCB X PCL	98,802
2,831	Shinhan Financial Group Company Ltd.	193,568
3,214	Societe Generale S.A.	258,771
74,392	Turkiye Garanti Bankasi A/S	220,256
7,650	UniCredit SpA	591,309
256,972	VTB Bank PJSC(a),(d),(e)	–
2,347	Woori Financial Group, Inc.	53,888
		30,656,174
	BEVERAGES - 0.2%
2,529	Coca-Cola Europacific Partners PLC	239,168
17,500	Kirin Holdings Company Ltd.	275,939
		515,107
	BIOTECH & PHARMA - 4.9%
82,600	Astellas Pharma, Inc.	1,170,504
15,713	AstraZeneca PLC	2,948,368
2,683	BeiGene Ltd. - ADR(d)	792,210
18,700	Daiichi Sankyo Company Ltd.	303,743
1,700	Eisai Company Ltd.	50,882
5,298	Galderma Group A.G.(b)	1,111,400
291	Genmab A/S(d)	77,027

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	BIOTECH & PHARMA - 4.9% (Continued)
4,500	Innovent Biologics, Inc.(b),(d)	$52,548
14,870	Novo Nordisk A/S - ADR	627,811
5,300	Otsuka Holdings Company Ltd.	386,249
3,600	Roche Holding A.G. - ADR(c)	183,168
48,000	Sino Biopharmaceutical Ltd.	33,411
18,103	Swedish Orphan Biovitrum A.B.,(d)	849,310
50,700	Takeda Pharmaceutical Company Ltd.	1,694,923
5,683	UCB S.A.	1,547,691
3,017	UCB S.A. - ADR	404,851
		12,234,096
	CHEMICALS - 2.1%
1,203	Air Liquide S.A.	258,857
6,600	Asahi Kasei Corporation	64,938
412,169	Fertiglobe PLC	419,744
357,000	Formosa Chemicals & Fibre Corporation	595,834
22,300	Hangzhou Oxygen Plant Group Co	103,180
401,700	Hengli Petrochemical Company Ltd.	1,306,410
285,600	LB Group Company Ltd.	707,380
32,459	Nitto Denko Corporation - ADR	620,616
4,100	Nitto Denko Corporation	77,978
3,485	Nutrien Ltd.	264,860
10,128	PhosAgro PJSC(a),(d),(e)	–
300,000	Rongsheng Petrochemical Company Ltd.	614,932
11,000	Toray Industries, Inc.	78,972
61,800	Yunnan Yuntianhua Company Ltd., Class A	328,744
		5,442,445
	COMMERCIAL SUPPORT SERVICES - 0.6%
7,938	Brambles Ltd.	129,338
618	Eurofins Scientific S.E.	42,966
91,855	Recruit Holdings Company Ltd. - ADR(c)	851,496
10,500	Recruit Holdings Company Ltd.	486,377
		1,510,177
	CONSTRUCTION MATERIALS - 0.2%
3,200	AGC, Inc.	114,756

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	CONSTRUCTION MATERIALS - 0.2% (Continued)
1,514,200	Impack Pratama Industri Tbk P.T.(d)	$193,447
933	Sika A.G.	172,094
		480,297
	CONTAINERS & PACKAGING - 0.6%
24,181	CCL Industries, Inc., Class B	1,527,000

	DIVERSIFIED INDUSTRIALS - 0.0%(f)
1,408	Alfa Laval A.B.	84,737

	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
28,576	Deutsche Telekom A.G.	923,178

	ELECTRIC UTILITIES - 0.5%
3,600	Chubu Electric Power Company, Inc.	61,912
20,184	EDP - Energias de Portugal S.A.	110,108
5,000	Kansai Electric Power Company, Inc. (The)	80,095
276,800	Tokyo Electric Power Company Holdings, Inc.(d)	1,053,744
		1,305,859
	ELECTRICAL EQUIPMENT - 3.7%
46,644	ABB Ltd.	4,697,545
30,723	Beijer Ref A.B.	435,294
7,000	Chroma ATE, Inc.	479,698
6,600	Daikin Industries Ltd.	932,483
28,600	Delta Electronics Thailand PCL	280,887
52,700	Guangzhou Shiyuan Electronic Technology Company	286,327
1,760	Kone OYJ, Class B	111,976
1,433	Prysmian SpA	218,009
2,676	Riyadh Cables Group Company	94,463
269	Schindler Holding A.G.	94,040
4,501	Siemens Energy A.G.	954,021
29,812	Sungrow Power Supply Company Ltd.	606,820
		9,191,563

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ENGINEERING & CONSTRUCTION - 0.2%
871	ACS Actividades de Construccion y Servicios S.A.	$125,562
2,476	Cellnex Telecom S.A.(b)	83,363
1	Enka Insaat ve Sanayi A/S	2
4,107	Ferrovial S.E.	282,572
7,700	Keppel Ltd.	65,901
		557,400
	ENTERTAINMENT CONTENT - 0.8%
5,800	Bandai Namco Holdings, Inc.	133,131
7,600	Capcom Company Ltd.	160,452
32,819	Giant Network Group Company Ltd.	157,767
3,800	Konami Group Corporation	456,246
13,500	NetEase, Inc.	316,020
30,400	Nexon Company Ltd.	513,193
46,000	Toho Company Ltd.	427,928
		2,164,737
	FOOD - 0.7%
1,350,500	WH Group Ltd.,(b)	1,641,442

	GAS & WATER UTILITIES - 0.1%
1,800	Osaka Gas Company Ltd.	64,676
1,700	Tokyo Gas Company Ltd.	72,193
		136,869
	HEALTH CARE FACILITIES & SERVICES - 1.1%
33,802	Asymchem Laboratories Tianjin Company Ltd.	625,485
10,688	Lonza Group A.G. - ADR	656,564
1,937	Lonza Group A.G.	1,190,818
16,500	Wuxi Biologics Cayman, Inc.,(d)	70,499
		2,543,366
	HOME & OFFICE PRODUCTS - 0.1%
1	Arcelik A/S(d)	2
24,200	Haier Smart Home Company Ltd., H Shares	68,351
39,400	Jason Furniture Hangzhou Company Ltd.	167,589
		235,942

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	HOME CONSTRUCTION - 0.0%(f)
25	Hyosung Heavy Industries Corporation	$67,807

	HOUSEHOLD PRODUCTS - 1.5%
258,075	Haleon PLC - ADR(c)	2,384,613
8,000	Kao Corporation	298,098
17,788	Unilever PLC - ADR(c)	1,049,136
		3,731,847
	INDUSTRIAL INTERMEDIATE PROD - 0.5%
704,700	China International Marine Containers Group	970,513
85,100	China International Marine Containers Group	154,870
106	VAT Group A.G.(b)	79,626
		1,205,009
	INDUSTRIAL SUPPORT SERVICES - 1.0%
99,497	Han’s Laser Technology Industry Group Company Ltd.	1,481,052
8,091	Zhongji Innolight Company Ltd.	1,022,624
		2,503,676
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
22,800	Hong Kong Exchanges & Clearing Ltd.	1,214,375
5,200	Japan Exchange Group, Inc.	61,937
16,300	Nomura Holdings, Inc.	130,551
431,500	SooChow Securities Company Ltd.	509,899
		1,916,762
	INSURANCE - 3.2%
8,193	Aegon Ltd.	67,904
181,400	AIA Group Ltd.	1,991,524
23,994	Aviva PLC	203,447
39,000	China Life Insurance Company Ltd., H Shares	143,871
77,000	China Pacific Insurance Group Company Ltd.	421,762
13,600	China Pacific Insurance Group Company Ltd., H Shares	59,368
830,000	China Reinsurance Group Corporation	130,877
12,290	Generali	550,832
7,097	Hyundai Marine & Fire Insurance Company Ltd.(d)	147,273
14,300	Japan Post Holdings Company Ltd.	165,826
9,800	MS&AD Insurance Group Holdings, Inc.	251,980

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INSURANCE - 3.2% (Continued)
1,703	NN Group N.V.	$149,095
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	1,581,889
1,143	Phoenix Holdings Ltd. (The)	68,760
30,000	PICC Property & Casualty Company Ltd., H Shares	54,190
3,318	Powszechny Zaklad Ubezpieczen S.A.	58,355
12,360	Prudential PLC	186,211
14,582	Prudential PLC - ADR(c)	440,814
31,900	Sompo Holdings, Inc.	1,187,088
3,000	T&D Holdings, Inc.	72,679
		7,933,745
	INTERNET MEDIA & SERVICES - 0.1%
1,712	Kakao Corporation	55,492
748	NAVER Corporation	108,181
		163,673
	LEISURE FACILITIES & SERVICES - 0.7%
2,945	Aristocrat Leisure Ltd.	101,330
10,000	Galaxy Entertainment Group Ltd.	42,663
9,937	InterContinental Hotels Group PLC - ADR(c)	1,429,736
5,400	Oriental Land Company Ltd.	75,125
		1,648,854
	MACHINERY - 2.4%
7,700	FANUC Corporation	340,109
770	GEA Group AG	52,663
1,600	Keyence Corporation	733,814
1,500	Makita Corporation	55,696
271,400	Sinomach Heavy Equipment Group Company Ltd.(d)	171,270
200	SMC Corporation	98,341
193,500	Techtronic Industries Company Ltd.	2,805,656
17,634	Wartsila OYJ Abp	740,703
28,400	Yokogawa Electric Corporation	988,754
		5,987,006
	MEDICAL EQUIPMENT & DEVICES - 1.6%
1,690	Alcon, Inc.(c)	126,530
1,146	Alcon, Inc.	85,545

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.6% (Continued)
8,800	FUJIFILM Holdings Corporation	$161,941
11,700	Hoya Corporation	2,184,749
4,944	Sonova Holding A.G.	1,083,682
27,400	Terumo Corporation	348,614
		3,991,061
	METALS & MINING - 7.2%
3,372	Agnico Eagle Mines Ltd.	634,644
23,600	Alamos Gold, Inc.	941,651
6,317	Anglo American PLC	311,510
18,257	Anglogold Ashanti PLC	1,710,405
1,612	Antofagasta PLC	78,158
371,400	Baiyin Nonferrous Group Company Ltd.	416,793
11,902	Barrick Mining Corporation	467,623
4,002	Cia de Minas Buenaventura S.A.A - ADR	130,425
24,000	CMOC Group Ltd., H Shares	54,875
837	Endeavour Mining PLC	50,505
9,404	Evolution Mining Ltd.	83,147
16,109	First Quantum Minerals Ltd.(d)	394,430
11,384	Franco-Nevada Corporation	2,622,192
595	Fresnillo PLC	26,266
51,187	Glencore PLC	397,714
11,875	Gold Fields Ltd.	502,819
13,922	Grupo Mexico S.A.B. de C.V.	152,584
3,500	JX Advanced Metals Corporation	108,578
8,114	Kinross Gold Corporation	245,801
3,498	Lundin Mining Corporation	89,769
378,500	MMC Norilsk Nickel PJSC(a),(d),(e)	–
63,500	Nanshan Aluminium International Holdings Ltd.	315,275
8,538	Northern Star Resources Ltd.	130,881
3,181	Pan American Silver Corporation	166,334
4,082	Rio Tinto Ltd.	500,033
10,367	Rio Tinto PLC - ADR(c)	1,041,676

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	METALS & MINING - 7.2% (Continued)
742,800	Shandong Nanshan Aluminum Company Ltd.	$588,559
14,988	Sibanye Stillwater Ltd.	44,787
6,797	Sibanye Stillwater Ltd. - ADR	81,700
370	Southern Copper Corporation(c)	63,546
9,619	Teck Resources Ltd., Class B	561,541
4,000	Toyota Tsusho Corporation	157,012
21,400	Vale S.A.	351,076
359,900	Western Mining Company Ltd.	1,574,652
11,469	Wheaton Precious Metals Corporation(c)	1,450,370
79,453	Zhejiang Huayou Cobalt Company Ltd., Class A	783,073
18,100	Zhongjin Gold Corp Ltd.	69,476
54,000	Zijin Mining Group Company Ltd.	250,773
		17,550,653
	OFFICE REIT - 0.0%(f)
855	Keppel REIT	602

	OIL & GAS PRODUCERS - 8.7%
58,822	BP PLC - ADR	2,786,986
80,970	BP PLC	640,779
8,242	Canadian Natural Resources Ltd.	393,061
1,214,000	China Petroleum & Chemical Corporation, H Shares	717,210
15,200	ENEOS Holdings, Inc.	127,648
12,871	Eni SpA	364,007
11,759	Equinor ASA - ADR(c)	479,179
39,234	Equinor ASA	1,584,094
53,374	Galp Energia SGPS S.A.	1,248,625
87,530	Gazprom PJSC - ADR(a),(d),(e)	–
247,390	Gazprom PJSC(a),(d),(e)	–
242	Hyundai Heavy Industries Holdings Company Ltd.	51,733
5,100	Idemitsu Kosan Company Ltd.	43,634
5,300	Inpex Corporation	138,162
24,250	LUKOIL PJSC(a),(d),(e)	–
15,820	ORLEN S.A.	581,249

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	OIL & GAS PRODUCERS - 8.7% (Continued)
1,184,100	PetroChina Company Ltd., H Shares	$1,826,468
21,700	Petroleo Brasileiro S.A.	239,462
89,884	Petroleo Brasileiro S.A.-A - ADR(c)	1,786,894
53,218	Repsol S.A.	1,429,737
117,940	Rosneft Oil Company PJSC(a),(d),(e)	–
34,539	Shell PLC - ADR(c)	3,131,652
14,929	Shell PLC	674,168
50,974	Suncor Energy, Inc.	3,489,680
6,830	Tatneft PJSC(a),(d),(e)	–
		21,734,428
	PUBLISHING & BROADCASTING - 0.0%(f)
7,110	Informa PLC	76,854

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
55,000	CK Asset Holdings Ltd.	346,455
33,223	Emaar Properties PJSC	106,990
9,000	Henderson Land Development Company Ltd.	35,574
2,400	Hongkong Land Holdings Ltd.	18,936
27,200	Mitsui Fudosan Company Ltd.	297,874
7,500	Sun Hung Kai Properties Ltd.	131,301
204,000	Wharf Real Estate Investment Company Ltd.	638,817
		1,575,947
	RENEWABLE ENERGY - 1.3%
371,000	Goldwind Science & Technology Company Ltd.	823,508
93,700	Hangzhou First Applied Material Company Ltd.	258,226
100,100	Hengdian Group DMEGC Magnetics Company Ltd.	279,665
5,304	Vestas Wind Systems A/S	163,046
373,900	Zhejiang Chint Electrics Company Ltd.	1,798,938
		3,323,383
	RETAIL - CONSUMER STAPLES - 0.4%
13,500	CK Hutchison Holdings Ltd.	112,726
4,962	Dollarama, Inc.	634,140
6,459	Woolworths Group Ltd.	160,390
		907,256

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - DISCRETIONARY - 1.5%
3,600	Fast Retailing Company Ltd.	$1,694,564
64,176	H & M Hennes & Mauritz A.B., Class B	1,151,868
5,896	Industria de Diseno Textil S.A.	352,939
1,000	Jardine Matheson Holdings Ltd.	67,890
2,800	Ryohin Keikaku Company Ltd.	64,686
6,267	Wesfarmers Ltd.	332,938
		3,664,885
	RETAIL REIT - 0.1%
1,406	Klepierre S.A.	56,975
17,300	Link REIT	87,110
		144,085
	SEMICONDUCTORS - 14.3%
4,510	Advantest Corporation - ADR	843,370
4,900	Advantest Corporation	914,857
290	ASM International N.V.	283,748
3,455	ASML Holding N.V.	4,995,198
230	ASML Holding N.V.	329,915
5,000	Hon Precision, Inc.	786,964
6,972	Infineon Technologies A.G.	468,983
27,500	Kioxia Holdings Corporation,(d)	6,653,395
9,200	Lasertec Corporation	2,542,503
11,773	Piotech, Inc.	772,635
8,983	Silicon Motion Technology Corporation - ADR	1,965,301
2,672	SK Hynix, Inc.	2,399,143
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	11,696,651
2,800	Tokyo Electron Ltd.	825,054
		35,477,717
	SOFTWARE - 2.0%
272	Cyber Ark Software Ltd. - Contra(d)	12,240
3,652	Dassault Systemes S.E.	82,307
1,406	Descartes Systems Group, Inc. (The)(d)	101,446
2,175	Neste OYJ	75,143
6,500	Obic Company Ltd.	172,713
3,663	Open Text Corporation(c)	83,004

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	SOFTWARE - 2.0% (Continued)
5,200	Oracle Corp Japan	$287,092
11,886	Sage Group PLC (The) - ADR(c)	576,471
4,852	Sage Group PLC (The)	57,853
4,707	SAP S.E.	790,405
10,667	SAP S.E. - ADR	1,807,950
15,900	Trend Micro, Inc.	553,408
7,052	Trend Micro, Inc. - ADR	243,082
		4,843,114
	SPECIALTY FINANCE - 0.1%
7,300	ORIX Corporation	245,675

	TECHNOLOGY HARDWARE - 11.3%
3,000	Accton Technology Corporation	220,346
70,790	Anker Innovations Technology Company Ltd.	1,305,679
12,000	Asia Vital Components Co., Ltd.	1,101,821
3,100	Brother Industries Ltd.	58,866
5,400	Canon, Inc.	138,914
759	Celestica, Inc.(d)	311,606
12,000	Delta Electronics, Inc.	843,943
25,298	Eoptolink Technology Inc Ltd.	1,960,188
8,400	Fujikura Ltd.	324,074
230,200	GoerTek, Inc.	835,207
154,808	Hisense Visual Technology Company Ltd.	581,954
211,000	Hon Hai Precision Industry Company Ltd.	1,495,037
1,133,307	IRICO Display Devices Company Ltd.	1,342,911
8,400	Kyocera Corporation	145,948
19,757	Logitech International S.A.(c)	1,961,475
2,033	Logitech International S.A.	200,667
44,812	Luxshare Precision Industry Company Ltd.	445,351
25,944	Nokia OYJ	329,714
43,965	Samsung Electronics Company Ltd.	6,665,979
3,400	Shenzhen Longsys Electronics Company Ltd.	203,468
125,949	Sony Group Corporation - ADR(c)	2,530,315
15,900	Suzhou TFC Optical Communication Company Ltd.	719,434

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TECHNOLOGY HARDWARE - 11.3% (Continued)
35,100	TDK Corporation	$641,737
111,374	Telefonaktiebolaget LM Ericsson - ADR(c)	1,315,327
14,277	Telefonaktiebolaget LM Ericsson, Class B	170,319
51,017	Universal Scientific Industrial Shanghai Company	284,463
7,000	Wiwynn Corporation	1,054,028
111,600	Zhejiang Crystal-Optech Company Ltd.	543,034
55,000	Zhen Ding Technology Holding Ltd.	744,224
		28,476,029
	TECHNOLOGY SERVICES - 0.8%
5,988	Experian PLC	219,038
27,300	Fujitsu Ltd.	547,910
18,100	Nomura Research Institute Ltd.	488,480
28,300	Otsuka Corp.	523,917
5,922	RELX PLC	216,609
1,157	Wolters Kluwer N.V.	90,314
		2,086,268
	TELECOMMUNICATIONS - 0.7%
31,975	BT Group PLC	93,977
745,700	Maxis Bhd	656,568
2,239	Rogers Communications Inc, Class B	81,508
47,500	Singapore Telecommunications Ltd.	172,018
21,700	Telefonica Brasil S.A.	172,439
2,950	Telenor ASA	48,542
245,517	Vodafone Group PLC	390,552
		1,615,604
	TRANSPORTATION & LOGISTICS - 2.7%
21,600	ANA Holdings, Inc.	358,928
15,349	Canadian National Railway Company(c)	1,721,084
30,500	Central Japan Railway Company	731,658
639,062	COSCO SHIPPING Holdings Company Ltd., Class A	1,324,768
1,306	DSV A/S	321,101
10,700	East Japan Railway Company	233,553
18,200	Hankyu Hanshin Holdings, Inc.	525,194
21,230	International Container Terminal Services, Inc.	245,774

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TRANSPORTATION & LOGISTICS - 2.7% (Continued)
366	Kongsberg Maritime A/S(d)	$2,398
6,650	Poste Italiane SpA(b)	176,547
86,000	SITC International Holdings Company Ltd.	360,075
502	TFI International, Inc.	71,876
42,000	Tokyu Corporation	446,515
15,743	Transurban Group	159,561
1	Turk Hava Yollari AO	7
		6,679,039
	TRANSPORTATION EQUIPMENT - 0.8%
225,714	China CSSC Holdings Ltd.	1,380,606
264	HD Korea Shipbuilding & Offshore Engineering Company	83,232
2,520	Kongsberg Gruppen ASA	84,293
63,000	Weichai Power Company Ltd., H Shares	313,162
13,000	Yangzijiang Shipbuilding Holdings Ltd.	44,332
		1,905,625
	WHOLESALE - DISCRETIONARY - 0.4%
298,500	CITIC Metal Company Ltd.	608,486
21,400	Pop Mart International Group Ltd.(b)	435,566
		1,044,052
	TOTAL COMMON STOCKS (Cost $186,325,488)	242,662,207

	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
18,577	iShares MSCI Eurozone ETF	1,237,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,256,821)	1,237,600

	PREFERRED STOCKS — 1.3%
	AUTOMOTIVE — 0.0%(f)
1,171	Volkswagen A.G.	118,769

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	PREFERRED STOCKS — 1.3% (Continued)
	BANKING — 0.2%
27,900	Banco Bradesco S.A.	$109,250
5,847	Grupo Cibest S.A.	99,364
30,076	Itau Unibanco Holding S.A.	262,783
		471,397
	BIOTECH & PHARMA — 0.1%
22,988	Grifols S.A.	190,931

	OIL & GAS PRODUCERS — 0.2%
41,400	Petroleo Brasileiro S.A.	412,338

	TECHNOLOGY HARDWARE — 0.8%
19,632	Samsung Electronics Company Ltd.	2,133,487

	TOTAL PREFERRED STOCKS (Cost $2,025,445)	3,326,922

		Expiration Date	Exercise Price
	WARRANT — 0.0%(f)
	SOFTWARE - 0.0%(f)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	–

	TOTAL WARRANT (Cost $0)			–

	SHORT-TERM INVESTMENTS — 9.1%
	COLLATERAL FOR SECURITIES LOANED - 9.1%
22,718,011	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $22,718,011)(g),(h)			22,718,011

	MONEY MARKET FUNDS - 0.0%(f)
269	Fidelity Government Portfolio, Institutional, 3.53% (Cost $269)(g)			269

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,718,280)			22,718,280

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Fair Value
TOTAL INVESTMENTS - 108.6% (Cost $212,326,034)	$269,945,009
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%	(21,454,392)
NET ASSETS - 100.0%	$248,490,617

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
TAS	- Turkish Accounting Standards

(a)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 3,682,174 or 1.5% of net assets.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $22,616,683 at April 30, 2026.
(d)	Non-income producing security.
(e)	Illiquid security.
(f)	Percentage rounds to less than 0.1%.
(g)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(h)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $22,718,011 at April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.3%
	COMMODITY - 22.9%
185,000	iShares Bloomberg Roll Select Commodity Strategy ETF	$11,516,250
306,400	iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	11,076,237
		22,592,487
	EQUITY - 8.4%
34,100	Franklin FTSE Japan ETF(a)	1,298,528
100	Franklin FTSE United Kingdom ETF	3,605
13,350	Invesco Nasdaq 100 ETF	3,669,915
400	SPDR EURO STOXX 50 ETF(a)	26,388
4,480	State Street SPDR S&P 500 ETF Trust	3,219,597
		8,218,033
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,456,457)	30,810,520

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 15.3%
	BIOTECH & PHARMA — 1.8%
1,750,000	Bristol-Myers Squibb Company	6.8000	11/15/26	1,773,200

	E-COMMERCE DISCRETIONARY — 3.0%
3,000,000	Amazon.com, Inc.	3.1500	08/22/27	2,967,498

	GOVERNMENT GUARANTEED — 2.0%
2,000,000	Nederlandse Financierings-Maatschappij voor	0.8750	06/15/26	1,992,874

	LOCAL AUTHORITY — 1.3%
1,300,000	Province of Manitoba Canada	2.1250	06/22/26	1,296,793

	SOFTWARE — 2.1%
2,000,000	Microsoft Corporation	3.3000	02/06/27	1,991,112

	SPECIALTY FINANCE — 2.0%
2,000,000	Korea Housing Finance Corporation(b)	5.3750	11/15/26	2,012,799

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	TECHNOLOGY HARDWARE — 3.1%
2,000,000	Apple, Inc.	3.3500	02/09/27	$1,993,060
1,000,000	Cisco Systems, Inc.	2.5000	09/20/26	994,942
				2,988,002
	TOTAL CORPORATE BONDS (Cost $15,046,079)			15,022,278

	NON U.S. GOVERNMENT & AGENCIES — 4.6%
	LOCAL AUTHORITY — 3.1%
3,000,000	Province of British Columbia Canada	2.2500	06/02/26	2,995,310

	SUPRANATIONAL — 1.5%
1,500,000	Asian Development Bank	2.6250	01/12/27	1,487,401

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,478,593)			4,482,711

	U.S. GOVERNMENT & AGENCIES — 36.0%
	U.S. TREASURY NOTES — 36.0%
4,000,000	United States Treasury Note	1.6250	05/15/26	3,996,772
2,000,000	United States Treasury Note	4.5000	07/15/26	2,003,464
3,000,000	United States Treasury Note	0.6250	07/31/26	2,977,435
3,500,000	United States Treasury Note	0.7500	08/31/26	3,466,050
3,000,000	United States Treasury Note	0.8750	09/30/26	2,965,499
3,500,000	United States Treasury Note	1.1250	10/31/26	3,455,051
3,000,000	United States Treasury Note	1.2500	11/30/26	2,957,777
3,000,000	United States Treasury Note	1.2500	12/31/26	2,951,771
2,500,000	United States Treasury Note	0.6250	03/31/27	2,430,542
2,000,000	United States Treasury Note	2.2500	08/15/27	1,960,039
2,000,000	United States Treasury Note	0.6250	11/30/27	1,901,016
2,000,000	United States Treasury Note	1.1250	02/29/28	1,903,516
2,500,000	United States Treasury Note	1.2500	03/31/28	2,379,395

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $35,349,845)			35,348,327

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.0%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
6,671,004	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $6,671,004)(c),(d)	$6,671,004

	MONEY MARKET FUNDS - 11.2%
11,070,340	MSILF Government Portfolio, Institutional Class, 3.56% (Cost $11,070,340)(c)	11,070,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,741,344)	17,741,344

	TOTAL INVESTMENTS - 105.2% (Cost $97,072,318)	$103,405,180
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(5,076,366)
	NET ASSETS - 100.0%	$98,328,814

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Depreciation
18	CBOT 10 Year US Treasury Note	06/22/2026	$1,990,688	$(14,313)
20	Eurex 10 Year Euro BUND Future	06/09/2026	2,943,068	(52,301)
8	Euro-BTP Italian Bond Futures	06/09/2026	1,098,345	(8,875)
34	French Government Bond Futures	06/09/2026	4,760,160	(86,880)
51	Long Gilt Future	06/29/2026	6,007,631	(300,983)
	TOTAL LONG FUTURES CONTRACTS			$(463,352)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
8	CME E-Mini NASDAQ 100 Index Future	06/22/2026	$4,415,360	$(551,380)
10	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	3,621,875	(337,287)
8	Eurex EURO STOXX 50 Future	06/22/2026	548,421	5,606
4	FTSE 100 Index Future	06/22/2026	564,755	13,928
10	TSE TOPIX (Tokyo Price Index) Future	06/12/2026	2,391,324	(19,548)
	TOTAL SHORT FUTURES CONTRACTS			$(888,681)

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,515,293 at April 30, 2026.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 2,012,799 or 2.0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $6,671,004 at April 30, 2026.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.8%
	ASSET MANAGEMENT — 3.3%
2,450,000	CI Financial Corporation(a)		7.5000	05/30/29	$2,573,287
3,695,000	Drawbridge Special Opportunities Fund, L.P. /(a)		5.9500	09/17/30	3,510,851
3,205,000	Goldman Sachs Private Credit Corporation(a)		5.0500	02/23/28	3,168,914
1,510,000	UBS Group A.G.(a),(b)	USISSO05 + 3.321%	7.0000	07/08/74	1,533,333
					10,786,385
	AUTOMOTIVE — 1.4%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,430,010
2,195,000	General Motors Company		5.3500	04/15/28	2,226,240
					4,656,250
	BANKING — 3.9%
3,590,000	Barclays plc(b),(d)	USISSO05 + 3.686%	7.6250	09/15/73	3,782,611
2,005,000	JPMorgan Chase & Company(c)	ICE LIBOR USD 3 Month + 0.550%	4.4800	02/01/27	1,996,582
1,842,000	JPMorgan Chase & Company(c)	TSFR3M + 1.212%	4.8750	02/02/37	1,703,974
4,615,000	Societe Generale S.A.(a)		5.2500	02/19/27	4,649,058
795,000	Wells Fargo & Company		5.9500	12/01/86	819,658
					12,951,883
	CHEMICALS — 1.2%
3,615,000	Braskem Netherlands Finance BV(a)		4.5000	01/31/30	2,139,755
85,000	Braskem Netherlands Finance BV(a)		8.0000	10/15/34	49,779
2,520,000	FMC Corporation(b)	H15T5Y + 4.366%	8.4500	11/01/55	1,659,877
					3,849,411
	COMMERCIAL SUPPORT SERVICES — 0.2%
725,000	RR Donnelley & Sons Company(a)		9.5000	08/01/29	748,726

	CONSUMER SERVICES — 0.7%
2,300,000	Grand Canyon University		5.1250	10/01/28	2,284,538

	E-COMMERCE DISCRETIONARY — 1.3%
1,900,000	Rakuten Group, Inc.(a)		11.2500	02/15/27	1,977,176
2,010,000	Rakuten Group, Inc.(a)		9.7500	04/15/29	2,202,576
					4,179,752
	ELECTRIC UTILITIES — 2.5%
2,895,000	Dominion Energy, Inc.(b)	H15T5Y + 2.207%	6.6250	05/15/55	2,962,196

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.8% (Continued)
	ELECTRIC UTILITIES — 2.5% (Continued)
5,075,000	Vistra Operations Company, LLC(a)		4.3000	10/15/28	$5,018,422
					7,980,618
	ENGINEERING & CONSTRUCTION — 1.6%
2,345,000	IHS Holding Ltd.(a)		5.6250	11/29/26	2,338,337
2,740,000	Jacobs Solutions, Inc.		4.7500	03/03/31	2,712,183
					5,050,520
	ENTERTAINMENT CONTENT — 1.3%
2,700,000	Discovery Communications, LLC		3.9500	03/20/28	2,657,785
1,560,000	Paramount Global(d)		6.8750	04/30/36	1,452,244
					4,110,029
	FOOD — 0.4%
1,205,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,211,388

	HEALTH CARE FACILITIES & SERVICES — 0.8%
2,950,000	Centene Corporation		3.0000	10/15/30	2,656,256

	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
4,185,000	Credit Suisse Group A.G.(a)	USSW5 + 4.598%	7.5000	06/11/70	1,046,250
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,607,664
3,315,000	Jefferies Financial Group, Inc.		5.5000	02/15/36	3,191,737
1,735,000	State Street Corporation(c)	TSFR3M + 1.262%	4.9360	06/15/47	1,536,929
					8,382,580
	INSURANCE — 2.0%
385,000	Farmers Exchange Capital(a)		7.0500	07/15/28	398,924
1,130,000	Farmers Insurance Exchange(a),(b)	H15T10Y + 3.864%	7.0000	10/15/64	1,126,969
3,545,000	Ohio National Financial Services, Inc.(a)		6.8000	01/24/30	3,545,158
1,000,000	Pacific Life Insurance Company(a)		9.2500	06/15/39	1,328,190
					6,399,241
	LEISURE FACILITIES & SERVICES — 2.8%
2,199,000	Flutter Treasury DAC(a)		6.3750	04/29/29	2,237,680
3,100,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.(a)		4.6250	04/06/31	2,624,718
3,300,000	Viking Ocean Cruises Ship VII Ltd.(a)		5.6250	02/15/29	3,304,210
946,000	Voyager Parent, LLC(a)		9.2500	07/01/32	1,006,581
					9,173,189

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.8% (Continued)
	METALS & MINING — 0.9%
1,445,000	First Quantum Minerals Ltd.(a)		8.0000	03/01/33	$1,520,208
1,340,000	First Quantum Minerals Ltd.(a)		7.2500	02/15/34	1,378,140
					2,898,348
	OIL & GAS PRODUCERS — 1.2%
3,000,000	Hess Corporation		6.0000	01/15/40	3,180,013
1,000,000	Raizen Fuels Finance S.A.(a),(d)		6.2500	07/08/32	550,000
					3,730,013
	REAL ESTATE INVESTMENT TRUSTS — 0.8%
2,700,000	Scentre Group Trust 2(a),(b)	H15T5Y + 4.685%	5.1250	09/24/80	2,727,770

	SEMICONDUCTORS — 0.8%
2,375,000	Foundry JV Holdco, LLC(a)		6.1000	01/24/36	2,497,357

	SOFTWARE — 1.7%
1,585,000	Oracle Corporation		4.4500	09/26/30	1,529,176
1,900,000	Oracle Corporation		5.3500	05/04/33	1,847,961
845,000	Oracle Corporation		5.9500	09/26/55	708,505
1,480,000	RD Michigan Property Owner I, LLC(a)		7.5000	03/30/45	1,480,060
					5,565,702
	SPECIALTY FINANCE — 3.8%
2,930,000	AerCap Ireland Capital DAC / AerCap Global(b)	H15T5Y + 2.441%	6.5000	01/31/56	2,984,662
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(b)	H15T5Y + 2.720%	6.9500	03/10/55	2,081,771
5,000,000	Ally Financial, Inc.(b)	H15T5Y + 3.148%	7.1000	05/15/76	4,999,722
2,320,000	Avolon Holdings Funding Ltd.(a)		4.9500	01/15/28	2,328,903
					12,395,058
	TELECOMMUNICATIONS — 2.6%
828,000	Frontier Communications Corporation(a)		6.7500	05/01/29	828,000
4,857,000	Frontier Communications Holdings, LLC(a)		6.0000	01/15/30	4,886,759
2,370,000	HUT 8 DC, LLC(a)		6.1920	11/15/42	2,393,589
372,000	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		5.1520	03/20/28	372,699
					8,481,047
	TOTAL CORPORATE BONDS (Cost $125,917,618)				122,716,061

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.8%
	HIGHER EDUCATION — 0.8%
2,405,000	Maricopa County Industrial Development Authority(a)	7.3750	10/01/29	$2,528,735

	TOTAL MUNICIPAL BONDS (Cost $2,405,000)			2,528,735

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.4%
	U.S. TREASURY BILLS — 61.4%
41,005,000	U.S. Treasury Bill(e)	–	09/10/26	40,466,779
38,383,000	United States Treasury Bill(e)	–	05/05/26	38,367,817
42,038,000	United States Treasury Bill(e)	–	06/11/26	41,865,883
44,094,000	United States Treasury Bill(e)	–	07/09/26	43,789,539
2,890,000	United States Treasury Note	3.8750	04/15/29	2,887,404
6,954,000	United States Treasury Note	3.8750	03/31/31	6,908,908
2,255,000	United States Treasury Note	3.8750	04/30/31	2,239,937
6,932,000	United States Treasury Note	4.2500	03/31/33	6,952,579
4,869,000	United States Treasury Note(l)	4.1250	02/15/36	4,767,436
10,215,000	United States Treasury Note(m)	4.6250	11/15/55	9,642,002
1,067,000	United States Treasury Note	4.7500	02/15/56	1,028,155
				198,916,439
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $199,195,691)			198,916,439

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
2,789,456	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $2,789,456)(f)			2,789,456

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7% (Continued)
	MONEY MARKET FUND - 1.8%
6,046,239	First American Government Obligations Fund, Class X, 3.58% (Cost $6,046,239)(g)	$6,046,239

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,835,695)	8,835,695

	TOTAL INVESTMENTS - 102.7% (Cost $336,354,004)	$332,996,930
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(8,778,691)
	NET ASSETS - 100.0%	$324,218,239

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
109	CBOT 10 Year US Treasury Note	06/22/2026	$12,054,719	$298,583
155	CBOT 5 Year US Treasury Note	07/01/2026	16,714,569	295,704
54	CBOT US Treasure Bond Futures	06/22/2026	6,093,563	241,734
132	Ultra 10-Year US Treasury Note Futures	06/22/2026	14,897,438	430,149
72	Ultra U.S. Treasury Bond Futures	06/22/2026	8,282,250	264,905
	TOTAL FUTURES CONTRACTS			$1,531,075

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread(j)	Maturity Date	Notional Value	Fair Value(k)	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciaton)
CDX.NA.HY SERIES 46	Quarterly(1)	HSBC Securities	5.00%	330.30	12/20/2030	$17,000,000	(1,311,573)	(1,260,612)	$(50,961)
CDX.NA.IG SERIES 45	Quarterly(1)	HSBC Securities	1.00%	50.20	12/20/2030	41,000,000	(909,694)	(945,100)	$35,406
ALLSTATE CORPORATION (THE)	Quarterly(1)	Barclays	1.00%	32.00	12/20/2030	10,000,000	(302,741)	(309,679)	$6,938
DARDEN RESTAURANTS INC	Quarterly(1)	Barclays	1.00%	15.00	6/20/2027	7,000,000	(75,466)	(5,297)	$(70,169)
ORACLE CORPORATION(i)	Quarterly(2)	Barclays	1.00%	164.00	12/20/2030	(10,000,000)	(251,455)	175,965	$(427,420)
LENNAR CORPORATION(i)	Quarterly(2)	Barclays	5.00%	68.00	12/20/2029	(5,000,000)	762,665	720,053	$42,612
NEXTERA ENERGY CAPITAL HOLDINGS, INC(i)	Quarterly(2)	Barclays	1.00%	48.00	6/20/2030	(7,000,000)	148,683	108,487	$40,196
SEMPRA ENERGY	Quarterly(1)	Barclays	1.00%	31.00	6/20/2030	7,000,000	(194,568)	(169,812)	$(24,756)
THE CAMPBELLS COMPANY	Quarterly(1)	Barclays	1.00%	86.00	12/20/2030	10,000,000	(69,054)	(210,270)	$141,216
TOLL BROTHERS INC.	Quarterly(1)	Barclays	1.00%	55.00	12/20/2029	5,000,000	(83,133)	(43,945)	$(39,188)
VERIZON COMMUNICATIONS INC(i)	Quarterly(2)	Barclays	1.00%	27.00	6/20/2027	(7,000,000)	65,232	953	$64,279
TOTAL							(2,221,104)	(1,939,257)	(281,847)

(1)	Buy Protection
(2)	Sell Protection

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026 (Unaudited)

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Received	Maturity Date	Unrealized Depreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	US0001M	6/20/2026	$(229,349)

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
US0003M	ICE LIBOR USD 3 Month
TSFR3M	Term Secured Overnight Finance Rate 3 Month Average
USISSO05	5Y SOFR Swap Rate
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $70,021,114 or 21.6% of net assets.
(b)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	All or a portion of these securities are on loan. The total loaned securities had a value of $2,690,406 at April 30, 2026.
(e)	Zero coupon bond.
(f)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $2,789,456 at April 30, 2026.
(g)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(i)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value obligation or underlying securities comprising of the referenced obligation or underlying securities comprising of the referenced index.

(j)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of April 30, 2026 will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.
(k)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(l)	All or portion of security held as collateral for Futures at April 30, 2026. Collateral for futures had a market value of $1,384,359 at April 30, 2026.
(m)	All or portion of security held as collateral for Swaps at April 30, 2026. Collateral for swaps had a market value of $1,335,808 at April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	CLOSED END FUND — 1.1%
	EQUITY - 1.1%
2,468,782	Altaba, Inc.(f)	$3,085,978

	TOTAL CLOSED END FUND (Cost $733,313)	3,085,978

Shares		Fair Value
	COMMON STOCKS — 76.2%
	ASSET MANAGEMENT - 3.8%
1,352,888	Schroders plc	10,674,689

	BANKING - 4.6%
180,878	Webster Financial Corporation	13,088,332

	BIOTECH & PHARMA - 2.5%
179,328	Centessa Pharmaceuticals plc - ADR(a)	7,069,109

	CABLE & SATELLITE - 1.8%
136,069	Liberty Broadband Corporation - Series C(a)	5,237,296

	CHEMICALS - 3.0%
294,173	Axalta Coating Systems Ltd.(a)	8,366,280

	ELECTRIC UTILITIES - 13.0%
733,900	AES Corporation (The)	10,604,855
196,949	Northwestern Energy Group, Inc.	14,247,291
205,198	TXNM Energy, Inc.	12,118,994
		36,971,140
	ENTERTAINMENT CONTENT - 3.8%
27,166	Electronic Arts, Inc.	5,497,583
201,509	Warner Bros Discovery, Inc.(a)	5,450,818
		10,948,401
	GAS & WATER UTILITIES - 3.9%
292,906	Essential Utilities, Inc.	11,189,009

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 76.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.0%
342,184	Select Medical Holdings Corporation	$5,615,239

	HOME CONSTRUCTION - 2.5%
150,804	Tri Pointe Homes, Inc.(a)	7,071,200

	HOUSEHOLD PRODUCTS - 3.0%
487,729	Kenvue, Inc.(e)	8,549,890

	INDUSTRIAL INTERMEDIATE PROD - 3.9%
53,732	Chart Industries, Inc.(a)	11,170,883

	INSURANCE - 2.8%
325,403	Beazley plc	5,648,559
84,086	Corebridge Financial, Inc.	2,315,728
		7,964,287
	MEDICAL EQUIPMENT & DEVICES - 3.0%
47,784	Masimo Corporation(a),(e)	8,526,100

	OIL & GAS PRODUCERS - 6.3%
363,375	ARC Resources Ltd.	8,619,048
84,102	Columbia Pipeline Group, Inc.(a)	–
261,568	Coterra Energy, Inc.	9,392,907
		18,011,955
	SELF-STORAGE REIT - 0.6%
42,100	National Storage Affiliates Trust(e)	1,791,776

	SEMICONDUCTORS - 4.7%
79,440	Qorvo, Inc.(a)	7,484,836
26,775	Silicon Laboratories, Inc.(a),(e)	5,828,918
		13,313,754
	SOFTWARE - 0.3%
21,955	Cyber Ark Software Ltd. - Contra(a)	987,975

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 76.2% (Continued)
	TECHNOLOGY HARDWARE - 3.3%
210,107	NCR Atleos Corporation(a)	$9,324,548

	TRANSPORTATION & LOGISTICS - 7.4%
1,025	American Airlines Group, Inc.(a)	12,003
101,283	American Airlines Group, Inc. Escrow Security(a),(f)	–
38,786	Norfolk Southern Corporation	12,249,783
2,400,043	Qube Holdings Ltd.	8,709,206
		20,970,992
	TOTAL COMMON STOCKS (Cost $212,577,204)	216,842,855

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.3%
	ASSET MANAGEMENT - 0.0%(c)
117,447	Pershing Square Sparc Holdings Ltd(f)	9/29/2034	$-	35,234
111,677	TPG, Inc.(f)			1,117
				36,351
	BIOTECH & PHARMA - 0.0%(c)
47,455	Novo Nordisk A/S(f)			23,728

	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
532,221	Resolute Forest Products, Inc. - CVR(f)		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)(f)
34,956	ABIOMED, Inc. - CVR	12/31/2034	$35.00	55,928

	TOTAL RIGHT (Cost $875,749)			914,339

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.9%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
8,837,990	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $8,837,990)(b),(d)	8,837,990

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.9% (Continued)
	MONEY MARKET FUND - 7.8%
22,022,087	Fidelity Investments Money Market Funds, Class I, 3.53% (Cost $22,022,087)(d)	$22,022,087

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,860,077)	30,860,077

	TOTAL INVESTMENTS - 88.5% (Cost $245,046,343)	$251,703,249
	TOTAL SECURITIES SOLD SHORT - (31.7)% (Proceeds Received - $89,595,292)	(90,439,935)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.20%	122,743,059
	NET ASSETS - 100.0%	$284,006,373

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $8,837,990 at April 30, 2026.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $8,693,411 at April 30, 2026.
(f)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 1.40% of net assets. The total value of these securities is $3,976,589.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — (31.7)%
	BANKING - (1.6)%
(175,953)	Banco Santander S.A. - ADR	$(2,144,867)
(195,716)	Banco Santander S.A.	(2,384,707)
		(4,529,574)
	CABLE & SATELLITE - (1.8)%
(32,119)	Charter Communications, Inc., Class A	(5,305,095)

	CHEMICALS - (2.9)%
(139,327)	Akzo Nobel N.V.	(8,157,801)

	COMMERCIAL SUPPORT SERVICES - (1.2)%
(33,073)	Brink’s Company (The)	(3,530,543)

	ELECTRIC UTILITIES - (5.1)%
(192,832)	Black Hills Corporation	(14,518,322)

	GAS & WATER UTILITIES - (4.0)%
(89,339)	American Water Works Company, Inc.	(11,472,914)

	HOUSEHOLD PRODUCTS - (2.5)%
(71,332)	Kimberly-Clark Corporation	(7,021,209)

	INSURANCE - (0.8)%
(54,068)	Equitable Holdings, Inc.	(2,281,670)

	OIL & GAS PRODUCERS - (5.6)%
(183,099)	Devon Energy Corporation	(9,405,796)
(73,129)	Shell PLC - ADR	(6,630,606)
		(16,036,402)
	SELF-STORAGE REIT - (0.6)%
(5,894)	Public Storage	(1,782,640)

	SEMICONDUCTORS - (1.9)%
(76,264)	Skyworks Solutions, Inc.	(5,351,445)

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — (31.7)% (Continued)
	TRANSPORTATION & LOGISTICS - (3.7)%
(38,787)	Union Pacific Corporation	$(10,452,320)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $89,595,292)	$(90,439,935)

FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	05/01/2026	US Bank	47,175	$34,729	$1
British Pound	05/05/2026	Morgan Stanley FX	12,244,820	16,657,787	118,096
Australian Dollar	05/11/2026	Morgan Stanley FX	14,411,317	10,374,729	230,895
Euro	05/12/2026	Morgan Stanley FX	8,919,815	10,474,546	153,993
Australian Dollar	05/26/2026	Morgan Stanley FX	8,083,936	5,818,032	273,628
				$43,359,823	$776,613

To Sell:
British Pound	05/05/2026	Morgan Stanley FX	12,244,820	$16,657,787	$(262,614)
Australian Dollar	05/11/2026	Morgan Stanley FX	14,411,317	10,374,729	(250,459)
Euro	05/12/2026	Morgan Stanley FX	8,919,815	10,474,546	187,584
Australian Dollar	05/26/2026	Morgan Stanley FX	32,532,549	23,413,767	(481,632)
British Pound	06/05/2026	Morgan Stanley FX	12,244,820	16,657,159	(117,988)
Canadian Dollar	06/26/2026	Morgan Stanley FX	2,979,675	2,198,584	(14,210)
				$79,776,572	$(939,319)

Total					$(162,706)

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	DATA CENTER REIT - 11.5%
10,582	Digital Realty Trust, Inc.	$2,126,347
5,597	Equinix, Inc.	6,060,600
		8,186,947
	HEALTH CARE FACILITIES & SERVICES - 1.5%
65,841	Chartwell Retirement Residences	1,044,049

	HEALTH CARE REIT - 18.9%
65,576	American Healthcare REIT, Inc.	3,329,949
20,814	National Health Investors, Inc.	1,600,805
68,735	National Healthcare Properties, Inc.(a),(b)	881,183
35,661	Welltower, Inc.	7,750,561
		13,562,498
	HOTEL REIT - 1.1%
83,558	Sunstone Hotel Investors, Inc.	820,540

	INDUSTRIAL REIT - 16.8%
361,000	Ascendas Real Estate Investment Trust	706,158
46,133	First Industrial Realty Trust, Inc.	2,860,707
15,140	Goodman Group(c)	322,443
43,376	Prologis, Inc.	6,160,260
498,249	Tritax Big Box REIT plc	1,023,502
721,800	UI Boustead REIT(a)	476,312
19,172	Warehouses De Pauw CVA	504,112
		12,053,494
	MULTI ASSET CLASS REIT - 2.1%
27,369	FrontView REIT, Inc.	484,431
391,481	LondonMetric Property plc	1,008,686
		1,493,117
	OFFICE REIT - 4.8%
32,498	BXP, Inc.	1,899,833
571	Japan Excellent, Inc.	521,889
1,214	Nippon Building Fund, Inc.	1,016,539
		3,438,261

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 4.0%
11,362	Iron Mountain, Inc.	$1,431,498
43,107	Janus Living, Inc.(a)	1,131,127
114,250	Stockland(c)	333,150
		2,895,775
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
89,798	City Developments Ltd.(c)	575,642

	RESIDENTIAL REIT - 10.9%
11,574	Aedifica S.A.	976,161
24,283	Equity Residential(b)	1,587,623
141,702	Independence Realty Trust, Inc.(b)	2,311,160
2,285	Mitsui Fudosan Accommodations Fund, Inc.	1,907,499
28,559	UDR, Inc.(b)	1,037,834
		7,820,277
	RETAIL REIT - 21.2%
30,557	Agree Realty Corporation(b)	2,356,250
148,052	CapitaLand Integrated Commercial Trust(c)	274,487
73,228	Curbline Properties Corporation(b)	2,021,093
73,394	Essential Properties Realty Trust, Inc.(b)	2,306,773
1,478,490	Lendlease Global Commercial REIT	662,047
112,522	Link REIT(c)	563,142
11,720	Regency Centers Corporation	912,402
18,059	Simon Property Group, Inc.	3,678,799
13,592	Unibail-Rodamco-Westfield	1,644,953
446,742	Vicinity Centres(c)	807,346
		15,227,292
	SELF-STORAGE REIT - 5.1%
19,360	Extra Space Storage, Inc.	2,774,869
27,459	Smartstop Self Storage REIT, Inc.(b)	864,409
		3,639,278

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TELECOMMUNICATIONS - 0.6%
40,293	NEXTDC Ltd.(a),(c)	$413,113

	TOTAL COMMON STOCKS (Cost $60,271,735)	$71,170,283

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.9%
	COLLATERAL FOR SECURITIES LOANED - 14.2%
10,176,229	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $10,176,229)(c),(d)	10,176,229

	MONEY MARKET FUND - 0.7%
495,573	Fidelity Investments Money Market Funds, Class I, 3.53% (Cost $495,573)(d)	495,573

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,671,802)	10,671,802

	TOTAL INVESTMENTS - 114.2% (Cost $70,943,614)	$81,842,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.2)%	(10,176,402)
	NET ASSETS - 100.0%	$71,665,683

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $9,955,750 at April 30, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $10,176,229 at April 30, 2026.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.3%
	U.S. TREASURY BILLS — 39.5%
5,000,000	United States Treasury Bill(a)	3.5800	06/16/26	$4,977,049
50,000,000	United States Treasury Bill(a),(b)	3.6300	06/30/26	49,698,750
				54,675,799
	U.S. TREASURY NOTES — 10.8%
16,000,000	United States Treasury Note	1.2500	09/30/28	15,030,312

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $69,876,820)			69,706,111

Shares
SHORT-TERM INVESTMENTS — 10.8%
MONEY MARKET FUNDS – 10.8%
15,032,434	Fidelity Government Portfolio, Institutional, 3.53% (Cost $15,032,434)(b),(c)	15,032,434

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	FLEX OPTIONS PURCHASED - 38.7%
	CALL OPTIONS PURCHASED - 38.7%
130	S&P 500 INDEX	Societe Generale	01/31/2030	$6,100	$79,300,000	28,507,503
130	S&P 500 INDEX	Societe Generale	01/31/2031	7,000	91,000,000	25,199,958
	TOTAL CALL OPTIONS PURCHASED (Cost - $41,207,228)					53,707,461

	TOTAL FLEX OPTIONS PURCHASED (Cost - $41,207,228)					53,707,461

	TOTAL INVESTMENTS - 99.8% (Cost $126,116,482)					$138,446,006
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%					192,939
	NET ASSETS - 100.0%					$138,689,613

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
25	CBOT 10 Year US Treasury Note Future	06/22/2026	$2,764,844	$(22,734)
335	CBOT 2 Year US Treasury Note Future	07/01/2026	69,386,874	(494,962)
435	CBOT 5 Year US Treasury Note Future	07/01/2026	46,908,633	(757,679)
29	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	10,503,438	581,610
	TOTAL LONG FUTURES CONTRACTS			$(693,765)

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

(a)	Zero coupon bond.
(b)	A portion is held at collateral for futures.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2026

	Dunham Corporate/ Government Bond Fund	Dunham Floating Rate Bond Fund	Dunham High-Yield Bond Fund	Dunham International Opportunity Bond Fund	Dunham Large Cap Value Fund
Assets:
Investments in securities, at cost	$345,421,481	$245,042,715	$274,752,023	$125,010,037	$123,813,036
Investments in securities, at value	$341,269,041	$239,111,604	$275,182,670	$125,298,243	$216,144,183
Cash	-	-	-	564	-
Foreign currency, at value (cost $0, $0, $0, $2,637,911, and $0 respectively)	-	-	-	2,653,660	-
Deposits with brokers for forward foreign currency exchange contracts (cost $0, $0, $0, $0, $0 respectively)	-	-	-	370,000	-
Deposits with brokers for futures (cost $596,873, $0, $0, $1,206,755, $0) (a)	596,873	-	-	1,209,568	-
Deposits with brokers for swaps, at value (cost $0, $0, $0,$349,837, $0) (a)	-	-	-	349,837	-
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	23,720	-
Unrealized appreciation on futures	3,000	-	-	898,176	-
Receivable for securities sold	434,813	2,593,707	604,048	593,176	-
Premiums paid on swap contracts	-	-	-	234,130	-
Interest and dividends receivable	2,945,455	1,732,976	3,615,088	1,421,024	147,660
Receivable for Fund shares sold	25,691	9,376	14,111	8,211	101,807
Prepaid expenses and other assets	46,251	29,934	42,150	37,833	43,010
Total Assets	345,321,124	243,477,597	279,458,067	133,098,142	216,436,660

Liabilities:
Payable for securities purchased	1,495,096	14,837,315	3,905,460	187,799	-
Payable for Fund shares redeemed	113,644	318,710	161,652	44,865	20,086
Distributions payable	11,191	16,443	22,000	10,595	-
Payable upon return of securities loaned (Market value of securities on loan $5,067,365, $3,813,697 $31,225,592, $1,485,030, $4,192,428 respectively)	5,167,145	3,895,353	31,856,562	1,512,935	4,174,144
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	376,151	-
Unrealized depreciation on futures	339,469	-	-	1,002,671	-
Unrealized depreciation on swap contracts	-	-	-	77,912	-
Premiums received on swap contracts	-	-	-	6,183	-
Payable to adviser	138,653	128,028	119,238	63,408	110,211
Payable to sub-adviser	95,724	36,177	57,864	70,063	86,625
Payable for distribution fees	8,394	5,498	17,693	763	14,946
Payable to related parties	66,378	40,495	43,829	47,641	27,738
Accrued expenses and other liabilities	11,652	16,359	34,695	24,500	23,782
Total Liabilities	7,447,346	19,294,378	36,218,993	3,425,486	4,457,532
Commitments and contingent liabilities (Note 2.u)

Net Assets	$337,873,778	$224,183,219	$243,239,074	$129,672,656	$211,979,128

Net Assets:
Paid in capital	$350,187,991	$258,215,272	$255,310,081	$136,167,258	$118,346,244
Accumulated earnings (loss)	(12,314,213)	(34,032,053)	(12,071,007)	(6,494,602)	93,632,884
Net Assets	$337,873,778	$224,183,219	$243,239,074	$129,672,656	$211,979,128

Net Asset Value Per Share
Class N Shares:
Net Assets	$320,764,061	$212,003,000	$230,642,691	$123,778,831	$188,896,139
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	25,642,836	25,365,149	26,696,073	15,560,870	8,107,599
Net asset value, offering and redemption price per share	$12.51	$8.36	$8.64	$7.95	$23.30

Class A Shares:
Net Assets	$13,191,919	$8,220,437	$9,568,836	$4,981,772	$18,559,501
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,056,304	984,817	1,092,111	634,122	802,047
Net asset value, and redemption price per share *	$12.49	$8.35	$8.76	$7.86	$23.14
Front-end sales charge factor	0.9550	0.9550	0.9550	0.9550	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$13.08	$8.74	$9.17	$8.23	$24.55

Class C Shares:
Net Assets	$3,917,798	$3,959,782	$3,027,547	$912,053	$4,523,488
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	316,386	474,221	352,963	120,095	212,492
Net asset value, offering and redemption price per share	$12.38	$8.35	$8.58	$7.59	$21.29

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(a)	See Section 2.l in the notes for the breakout by counterparty, cost represents US dollar and Foreign currency cost.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2026

	Dunham Small Cap Value Fund	Dunham Focused Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham International Stock Fund
Assets:
Investments in securities, at cost	$87,129,940	$157,041,705	$79,867,338	$83,593,416	$212,326,034
Investments in securities, at value	$108,135,571	$243,363,849	$101,416,804	$141,533,121	$269,945,009
Foreign currency, at value (cost $24,374, $0, $0, $30,978 and $684,771 respectively)	24,508	-	-	31,461	689,004
Receivable for securities sold	98,408	-	988,178	1,374,937	276,077
Unrealized appreciation on spot contracts	-	-	-	-	58
Interest and dividends receivable	61,361	33,149	13,412	324,888	1,489,994
Receivable for Fund shares sold	40,543	102,462	318,776	16,550	289,727
Prepaid expenses and other assets	41,512	38,410	39,636	34,940	51,747
Total Assets	108,401,903	243,537,870	102,776,806	143,315,897	272,741,616

Liabilities:
Payable for securities purchased	186,184	-	615,571	459,159	111,325
Payable for Fund shares redeemed	2,974	98,022	1,996	19,897	26,705
Payable upon return of securities loaned (Market value of securities on loan $13,420,137, $699,489, $15,729,903, $5,495,068, and $22,616,682 respectively)	13,609,671	725,914	15,614,540	5,565,839	22,718,011
Accrued foreign capital gains tax on appreciated securities	-	-	-	317,984	-
Payable to adviser	48,554	125,836	44,498	69,402	128,550
Payable to sub-adviser	30,225	41,374	76,501	92,177	178,712
Payable for distribution fees	5,549	28,445	14,572	8,697	16,184
Payable to related parties	18,595	29,604	16,169	23,317	39,558
Payable for line of credit	-	-	-	-	959,000
Accrued expenses and other liabilities	28,084	27,164	24,069	80,153	72,954
Total Liabilities	13,929,836	1,076,359	16,407,916	6,636,625	24,250,999
Commitments and contingent liabilities (Note 2.u)

Net Assets	$94,472,067	$242,461,511	$86,368,890	$136,679,272	$248,490,617

Net Assets:
Paid in capital	$71,721,214	$152,607,242	$55,960,400	$86,836,911	$171,440,380
Accumulated earnings	22,750,853	89,854,269	30,408,490	49,842,361	77,050,237
Net Assets	$94,472,067	$242,461,511	$86,368,890	$136,679,272	$248,490,617

Net Asset Value Per Share
Class N Shares:
Net Assets	$86,296,353	$214,773,521	$75,291,551	$123,483,956	$227,568,408
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	4,829,575	6,338,986	3,047,005	5,784,589	8,901,702
Net asset value, offering and redemption price per share	$17.87	$33.88	$24.71	$21.35	$25.56

Class A Shares:
Net Assets	$6,379,870	$21,242,091	$8,922,974	$10,948,042	$12,899,765
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	366,994	662,626	397,458	527,464	509,954
Net asset value, and redemption price per share *	$17.38	$32.06	$22.45	$20.76	$25.30
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$18.44	$34.02	$23.82	$22.03	$26.84

Class C Shares:
Net Assets	$1,795,844	$6,445,899	$2,154,365	$2,247,273	$8,022,444
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	134,641	238,107	153,086	118,997	351,690
Net asset value, offering and redemption price per share	$13.34	$27.07	$14.07	$18.89	$22.81

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2026

	Dunham Dynamic Macro Fund	Dunham Long/Short Credit Fund	Dunham Monthly Distribution Fund	Dunham Real Estate Stock Fund	Dunham U.S. Enhanced Market Fund
Assets:
Investments in securities, at cost	$97,072,318	$336,354,004	$245,046,343	$70,943,614	$126,116,482
Investments in securities, at value	$103,405,180	$332,996,930	$251,703,249	$81,842,085	$138,446,006
Cash	-	-	7	-	-
Foreign currency, at value (cost $0, $0, $17,598, $0 and $0, respectively)	-	-	19,084	54	-
Deposits with brokers for securities sold short (a)	-	-	123,173,399	-	-
Deposits with brokers for futures (cost $2,636,634, $0,$0, $0 and $941,806, respectively) (a)	2,621,384	-	-	-	941,806
Deposit with brokers for swaps (a)	-	2,640,542	-	-	-
Unrealized appreciation on futures	19,534	1,531,075	-	-	581,610
Unrealized appreciation on swap contracts	-	330,647	-	-	-
Premiums paid on swap contracts	-	1,005,458	-	-	-
Unrealized appreciation on forward foreign currency exchange contracts	-	-	964,197	-	-
Receivable for securities sold	-	-	8,643,868	81,781	-
Interest and dividends receivable	372,182	1,537,420	36,882	152,042	59,886
Receivable for Fund shares sold	30,225	14,221	159,833	14,779	52,933
Prepaid expenses and other assets	43,359	47,049	328,924	38,361	38,005
Total Assets	106,491,864	340,103,342	385,029,443	82,129,102	140,120,246

Liabilities:
Securities sold short (proceeds received $0, $0, $89,595,292, $0, and $0, respectively)	-	-	90,439,935	-	-
Due to broker (for swap collateral)	-	1,622,638	-	-	-
Payable for securities purchased	-	7,239,630	34,729	84,757	-
Payable for Fund shares redeemed	3,786	148,655	233,161	2,693	3,599
Payable upon return of securities loaned (Market value of securities on loan $6,515,293, $2,690,406, $8,693,411, $9,955,750 and $0, respectively)	6,671,004	2,789,456	8,837,990	10,176,229	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	1,126,903	-	-
Distributions payable	-	23,113	43,674	-	-
Premiums received on swap contracts	-	2,944,715	-	-	-
Unrealized depreciation on swap contracts	-	841,843	-	-	-
Unrealized depreciation on futures	1,371,567	-	-	-	1,275,375
Payable to adviser	51,825	172,281	150,259	37,396	70,998
Payable to sub-adviser	23,374	24,434	55,615	140,617	44,374
Payable for distribution fees	4,711	14,120	28,014	1,321	3,108
Payable to related parties	23,191	43,033	38,988	9,364	24,882
Accrued expenses and other liabilities	13,592	21,185	33,802	11,042	8,297
Total Liabilities	8,163,050	15,885,103	101,023,070	10,463,419	1,430,633
Commitments and contingent liabilities (Note 2.u)

Net Assets	$98,328,814	$324,218,239	$284,006,373	$71,665,683	$138,689,613

Net Assets:
Paid in capital	$93,336,521	$343,037,150	$280,510,794	$78,814,355	$133,793,970
Accumulated earnings (loss)	4,992,293	(18,818,911)	3,495,579	(7,148,672)	4,895,643
Net Assets	$98,328,814	$324,218,239	$284,006,373	$71,665,683	$138,689,613

Net Asset Value Per Share
Class N Shares:
Net Assets	$88,877,244	$309,016,780	$258,387,743	$64,735,497	$126,905,716
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	7,585,638	35,439,808	8,923,397	4,435,862	8,932,382
Net asset value, offering and redemption price per share	$11.72	$8.72	$28.96	$14.59	$14.21

Class A Shares:
Net Assets	$8,048,504	$12,783,723	$15,401,512	$5,556,982	$10,479,551
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	698,008	1,470,228	572,175	378,496	738,666
Net asset value, and redemption price per share *	$11.53	$8.70	$26.92	$14.68	$14.19
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$12.23	$9.23	$28.56	$15.58	$15.06

Class C Shares:
Net Assets	$1,403,066	$2,417,736	$10,217,118	$1,373,204	$1,304,346
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	133,647	293,741	604,483	103,985	92,987
Net asset value, offering and redemption price per share	$10.50	$8.23	$16.90	$13.21	$14.03

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(a)	See Section 2.l in the notes for the breakout by counterparty, cost represents US dollar and Foreign currency cost.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2026

	Dunham Corporate/ Government Bond Fund	Dunham Floating Rate Bond Fund	Dunham High-Yield Bond Fund	Dunham International Opportunity Bond Fund	Dunham Large Cap Value Fund
Investment Income:
Interest income	$8,392,647	$9,128,506	$8,432,270	$3,267,368	$75,587
Dividend income	35,863	-	-	-	1,699,606
Securities lending income - net	8,391	11,181	96,685	11,868	7,038
Less: Foreign withholding taxes	-	-	-	(103)	-
Total Investment Income	8,436,901	9,139,687	8,528,955	3,279,133	1,782,231

Operating Expenses:
Investment advisory fees	812,943	645,498	713,821	353,454	660,898
Sub-advisory fees	487,766	301,232	380,704	265,091	305,030
Sub-advisory performance fees	(64,918)	(57,528)	(38,177)	115,783	183,411
Distribution fees- Class A Shares	17,259	10,618	12,790	6,314	22,761
Distribution fees- Class C Shares	15,330	16,784	12,202	3,397	21,976
Administration fees	128,071	69,745	72,874	89,684	34,458
Transfer agent fees	31,708	18,704	19,696	14,598	18,247
Registration fees	23,357	20,751	22,888	19,236	22,250
Fund accounting fees	17,278	11,434	12,647	6,278	10,810
Printing and postage expense	15,269	13,671	14,526	8,927	12,801
Custodian fees	15,259	14,325	6,292	26,390	5,812
Chief Compliance Officer fees	9,194	6,119	6,806	3,137	5,857
Professional fees	8,703	12,783	13,241	10,791	12,822
Interest expense	6,132	363	-	-	398
Trustees’ fees	4,762	3,169	3,525	1,625	3,033
Third party administrative servicing fees	2,872	2,410	2,721	2,133	3,859
Insurance expense	992	695	943	348	769
Miscellaneous expenses	6,285	7,724	6,944	3,218	13,630
Total Operating Expenses	1,538,262	1,098,497	1,264,443	930,404	1,338,822
Less: Fees paid indirectly (See Note 4)	-	-	-	-	(1,933)
Net Operating Expenses	1,538,262	1,098,497	1,264,443	930,404	1,336,889

Net Investment Income	6,898,639	8,041,190	7,264,512	2,348,729	445,342

Realized and Unrealized Gain (Loss) on Investments, Futures, Swap Contracts and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	332,102	(1,213,286)	(1,062)	895,124	3,099,636
Futures	178,983	-	-	(630,069)	-
Swap contracts	54,805	-	-	(59,902)	-
Forward foreign currency exchange contracts	-	-	-	477,479	-
Net realized gain (loss)	565,890	(1,213,286)	(1,062)	682,632	3,099,636
Net change in unrealized appreciation (depreciation) on:
Investments	(5,203,549)	(3,435,030)	(2,370,645)	(200,595)	19,410,787
Futures	(336,469)	-	-	(62,019)	-
Swap contracts	-	-	-	(28,303)	-
Forward foreign currency exchange contracts	-	-	-	(994,758)	-
Net change in unrealized appreciation (depreciation)	(5,540,018)	(3,435,030)	(2,370,645)	(1,285,675)	19,410,787
Net Realized and Unrealized Gain (Loss)	(4,974,128)	(4,648,316)	(2,371,707)	(603,043)	22,510,423

Net Increase in Net Assets Resulting From Operations	$1,924,511	$3,392,874	$4,892,805	$1,745,686	$22,955,765

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Unaudited)(Continued)

For the Six Months Ended April 30, 2026

	Dunham Small Cap Value Fund	Dunham Focused Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham International Stock Fund
Investment Income:
Interest income	$58,039	$71,262	$34,901	$32,105	$17,592
Dividend income	672,506	214,731	206,589	1,598,025	2,089,640
Securities lending income - net	38,923	2,401	26,502	12,686	25,097
Less: Foreign withholding taxes	(4,914)	-	-	(134,214)	(211,386)
Total Investment Income	764,554	288,394	267,992	1,508,602	1,920,943

Operating Expenses:
Investment advisory fees	299,860	658,356	270,120	443,384	684,558
Sub-advisory fees	207,596	354,500	207,784	306,958	684,558
Sub-advisory performance fees	(79,357)	(146,499)	77,571	39,209	297,510
Distribution fees- Class A Shares	7,874	23,312	10,637	14,813	15,931
Distribution fees- Class C Shares	9,964	34,709	10,400	11,446	25,547
Administration fees	24,192	32,917	20,965	38,589	92,376
Registration fees	22,476	20,062	23,003	22,829	25,199
Custodian fees	16,377	3,861	6,723	84,449	78,430
Transfer agent fees	14,950	19,228	15,276	15,530	21,809
Professional fees	10,789	12,950	10,410	16,310	12,281
Printing and postage expense	8,789	14,030	7,575	11,937	18,560
Fund accounting fees	4,907	10,755	4,488	7,257	11,178
Chief Compliance Officer fees	2,809	6,055	2,562	3,971	5,360
Third party administrative servicing fees	2,100	9,853	4,697	2,076	9,433
Trustees’ fees	1,456	3,135	1,327	2,056	2,775
Insurance expense	471	843	322	545	695
Interest expense	-	535	2,109	8,222	4,631
Miscellaneous expenses	8,466	14,381	6,483	4,959	4,851
Total Operating Expenses	563,719	1,072,983	682,452	1,034,540	1,995,682
Less: Fees paid indirectly (See Note 4)	-	(1,923)	(1,353)	-	-
Net Operating Expenses	563,719	1,071,060	681,099	1,034,540	1,995,682

Net Investment Income (Loss)	200,835	(782,666)	(413,107)	474,062	(74,739)

Realized and Unrealized Gain (Loss) on Investments, Foreign Capital Gains Tax, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts
Net realized gain (loss) from:
Investments	6,403,452	6,697,131	12,033,385	14,407,405	20,342,022
Foreign capital gains tax	-	-	-	(168,192)	-
Foreign currency transactions	(721)	-	-	(149,959)	(18,973)
Net realized gain (loss)	6,402,731	6,697,131	12,033,385	14,089,254	20,323,049
Net change in unrealized appreciation (depreciation) on:
Investments	10,401,046	(34,969,865)	91,726	11,291,771	21,144,283
Foreign currency transactions	-	-	-	1,900	28,288
Net change in foreign capital gains tax on appreciated securities	-	-	-	313,605	-
Net change in unrealized appreciation (depreciation)	10,401,046	(34,969,865)	91,726	11,607,276	21,172,571
Net Realized and Unrealized Gain (Loss)	16,803,777	(28,272,734)	12,125,111	25,696,530	41,495,620

Net Increase (Decrease) in Net Assets Resulting From Operations	$17,004,612	$(29,055,400)	$11,712,004	$26,170,592	$41,420,881

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Unaudited)(Continued)

For the Six Months Ended April 30, 2026

	Dunham Dynamic Macro Fund	Dunham Long/Short Credit Fund	Dunham Monthly Distribution Fund	Dunham Real Estate Stock Fund	Dunham U.S. Enhanced Market Fund
Investment Income:
Interest income	$1,400,558	$7,867,768	$2,064,718	$10,238	$1,443,890
Dividend income	1,028,432	-	1,578,128	1,165,286	-
Securities lending income - net	23,195	18,887	8,459	7,650	-
Less: Foreign withholding taxes	-	-	(42,694)	(31,755)	-
Total Investment Income	2,452,185	7,886,655	3,608,611	1,151,419	1,443,890

Operating Expenses:
Investment advisory fees	309,717	1,014,828	880,911	207,926	414,519
Sub-advisory fees	285,893	936,765	813,149	143,949	318,861
Sub-advisory performance fees	(152,671)	(740,311)	(475,246)	(6,886)	(103,304)
Distribution fees- Class A Shares	10,717	16,785	20,049	6,665	12,521
Distribution fees- Class C Shares	7,293	12,979	52,349	6,994	6,378
Interest expense	59,706	1,496	451	165	222
Administration fees	29,251	59,051	48,027	18,649	31,875
Registration fees	21,303	24,527	19,291	22,550	18,355
Transfer agent fees	15,407	23,991	21,378	13,213	14,311
Professional fees	10,745	14,595	13,791	9,870	11,198
Custodian fees	8,065	6,875	18,990	2,611	2,906
Printing and postage expense	7,582	17,309	30,628	10,474	9,597
Fund accounting fees	5,064	16,597	14,402	3,397	6,779
Third party administrative servicing fees	3,186	5,766	5,668	2,842	4,657
Chief Compliance Officer fees	2,741	8,839	7,633	1,751	3,743
Trustees’ fees	1,420	4,579	3,953	907	1,939
Insurance expense	371	1,091	1,140	210	496
Dividend expense on short sales	-	-	1,013,999	-	-
Miscellaneous expenses	3,473	6,990	7,135	3,295	3,497
Total Operating Expenses	629,263	1,432,752	2,497,698	448,582	758,550
Less: Fees paid indirectly (See Note 4)	-	-	-	-	-
Net Operating Expenses	629,263	1,432,752	2,497,698	448,582	758,550

Net Investment Income	1,822,922	6,453,903	1,110,913	702,837	685,340

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options, Securities Sold Short, Written Options, Swap Contracts, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	1,511,473	(191,920)	10,595,059	(188,288)	-
Futures	(2,225,217)	(643,817)	-	-	377,970
Purchased options	-	-	(519,269)	-	10,495,255
Securities sold short	-	-	(3,935,630)	-	-
Written options	-	-	293,625	-	-
Swap contracts	-	(1,490,287)	-	-	-
Forward foreign currency exchange contracts	(278,163)	-	637,012	-	-
Net realized gain (loss)	(991,907)	(2,326,024)	7,070,797	(188,288)	10,873,225
Net change in unrealized appreciation (depreciation) on:
Investments	4,268,057	(2,733,303)	4,003,522	6,841,710	(109,383)
Futures	(1,401,461)	2,052,620	-	-	(1,270,703)
Purchased options	-	-	326,050	-	(4,979,571)
Securities sold short	-	-	(2,448,536)	-	-
Swap contracts	-	458,146	-	-	-
Forward foreign currency exchange contracts	-	-	(851,523)	-	-
Foreign currency transactions	176,115	-	49,570	-	-
Net change in unrealized appreciation (depreciation)	3,042,711	(222,537)	1,079,083	6,841,710	(6,359,657)
Net Realized and Unrealized Gain (Loss)	2,050,804	(2,548,561)	8,149,880	6,653,422	4,513,568

Net Increase in Net Assets Resulting From Operations	$3,873,726	$3,905,342	$9,260,793	$7,356,259	$5,198,908

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham Corporate/Government Bond Fund		Dunham Floating Rate Bond Fund		Dunham High-Yield Bond Fund		Dunham International Opportunity Bond Fund		Dunham Large Cap Value Fund
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$6,898,639	$10,463,009	$8,041,190	$13,164,376	$7,264,512	$13,498,282	$2,348,729	$3,697,910	$445,342	$1,288,761
Net realized gain (loss) from investments, futures, swap contracts and forward foreign currency exchange contracts	565,890	(1,294,824)	(1,213,286)	(3,203,980)	(1,062)	(2,205,891)	682,632	(1,184,015)	3,099,636	8,614,432
Net change in unrealized appreciation (depreciation) on investments, futures, swap contracts and forward foreign currency exchange contracts	(5,540,018)	4,811,095	(3,435,030)	910,453	(2,370,645)	2,566,535	(1,285,675)	2,798,579	19,410,787	12,602,376
Net Increase in Net Assets Resulting From Operations	1,924,511	13,979,280	3,392,874	10,870,849	4,892,805	13,858,926	1,745,686	5,312,474	22,955,765	22,505,569

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	(6,586,151)	-	-	-	-	-	-	(1,755,775)	-	-
Class A	(274,420)	-	-	-	-	-	-	(109,982)	-	-
Class C	(71,638)	-	-	-	-	-	-	(18,089)	-	-
Distributions from Earnings
Class N	-	(9,807,698)	(7,910,451)	(12,161,926)	(6,808,835)	(11,861,815)	(2,476,690)	(1,857,566)	(8,565,683)	(7,032,506)
Class A	-	(560,829)	(317,539)	(668,602)	(288,562)	(712,195)	(105,765)	(103,823)	(840,254)	(818,143)
Class C	-	(116,197)	(154,743)	(332,293)	(85,531)	(177,572)	(17,235)	(13,448)	(196,295)	(159,797)
Total Distributions to Shareholders	(6,932,209)	(10,484,724)	(8,382,733)	(13,162,821)	(7,182,928)	(12,751,582)	(2,599,690)	(3,858,683)	(9,602,232)	(8,010,446)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	44,536,512	146,573,823	25,244,911	93,134,263	31,711,535	89,550,732	26,963,889	46,029,776	12,496,811	64,075,087
Class A	528,748	3,038,654	406,304	2,205,720	284,543	885,456	724,851	1,030,542	943,561	3,031,958
Class C	556,683	2,082,259	293,881	663,531	327,573	292,392	300,562	138,409	416,399	856,576
Reinvestment of distributions
Class N	6,531,273	9,760,123	7,835,907	12,102,329	6,708,313	11,768,441	2,413,340	3,535,315	8,508,974	6,996,009
Class A	271,188	552,753	312,517	653,848	280,317	690,753	103,167	210,206	691,977	659,510
Class C	71,404	112,273	151,916	294,974	77,453	149,936	16,896	30,448	193,692	155,509
Cost of shares redeemed
Class N	(15,883,619)	(57,419,369)	(10,498,950)	(37,738,420)	(22,362,857)	(69,578,390)	(3,385,974)	(22,822,557)	(17,318,749)	(46,570,292)
Class A	(2,132,061)	(3,119,874)	(1,414,532)	(2,332,312)	(2,147,369)	(4,403,344)	(785,345)	(1,653,199)	(2,593,471)	(3,091,235)
Class C	(717,167)	(523,207)	(1,167,542)	(1,027,665)	(586,931)	(501,390)	(200,536)	(189,693)	(605,795)	(578,222)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	33,762,961	101,057,435	21,164,412	67,956,268	14,292,577	28,854,586	26,150,850	26,309,247	2,733,399	25,534,900

Total Increase in Net Assets	28,755,263	104,551,991	16,174,553	65,664,296	12,002,454	29,961,930	25,296,846	27,763,038	16,086,932	40,030,023

Net Assets:
Beginning of Year/Period	309,118,515	204,566,524	208,008,666	142,344,370	231,236,620	201,274,690	104,375,810	76,612,772	195,892,196	155,862,173
End of Year/Period	$337,873,778	$309,118,515	$224,183,219	$208,008,666	$243,239,074	$231,236,620	$129,672,656	$104,375,810	$211,979,128	$195,892,196

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham Small Cap Value Fund		Dunham Focused Large Cap Growth Fund		Dunham Small Cap Growth Fund		Dunham Emerging Markets Stock Fund		Dunham International Stock Fund
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$200,835	$534,882	$(782,666)	$(1,505,141)	$(413,107)	$(426,250)	$474,062	$1,232,005	$(74,739)	$2,170,679
Net realized gain from investments, foreign capital gain tax, foreign currency transactions and forward foreign currency transactions	6,402,731	840,663	6,697,131	35,534,993	12,033,385	8,280,335	14,089,254	7,350,224	20,323,049	20,750,049
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and foreign capital gains on appreciated securities	10,401,046	7,706,665	(34,969,865)	5,957,279	91,726	6,563,331	11,607,276	24,251,902	21,172,571	30,325,490
Net Increase (Decrease) in Net Assets Resulting From Operations	17,004,612	9,082,210	(29,055,400)	39,987,131	11,712,004	14,417,416	26,170,592	32,834,131	41,420,881	53,246,218

Distributions to Shareholders From:
Distributions from Earnings
Class N	(4,610,774)	(10,817,266)	(24,698,459)	(17,537,384)	(2,519,285)	-	(3,003,295)	(141,564)	(16,672,229)	(15,235,788)
Class A	(333,325)	(1,087,545)	(2,815,790)	(2,341,230)	(329,594)	-	(273,799)	-	(1,174,685)	(1,660,794)
Class C	(140,734)	(273,499)	(1,221,158)	(1,355,301)	(128,257)	-	(47,483)	-	(446,867)	(485,508)
Total Distributions to Shareholders	(5,084,833)	(12,178,310)	(28,735,407)	(21,233,915)	(2,977,136)	-	(3,324,577)	(141,564)	(18,293,781)	(17,382,090)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	4,809,463	34,950,059	72,964,796	72,373,549	6,328,622	37,165,449	10,949,390	46,326,359	77,557,708	63,539,496
Class A	204,199	713,409	5,993,838	3,747,527	397,592	1,957,274	262,321	908,174	1,076,420	1,727,298
Class C	81,659	497,906	794,831	1,359,257	86,162	369,846	101,753	128,164	3,006,668	150,473
Reinvestment of distributions
Class N	4,587,459	10,767,497	24,206,156	17,113,402	2,490,942	-	2,991,034	141,213	16,397,169	14,967,376
Class A	330,717	1,079,713	2,637,619	2,157,403	287,456	-	272,446	-	1,134,169	1,625,531
Class C	140,734	270,230	1,200,269	1,199,866	128,257	-	46,359	-	445,949	462,378
Cost of shares redeemed
Class N	(20,038,803)	(45,466,202)	(16,898,846)	(74,536,498)	(19,574,498)	(35,939,625)	(29,567,564)	(56,785,239)	(43,750,245)	(79,942,741)
Class A	(1,882,276)	(3,405,729)	(2,541,162)	(7,923,914)	(1,808,803)	(3,098,678)	(4,016,945)	(4,724,285)	(3,273,751)	(7,270,495)
Class C	(632,565)	(537,069)	(1,455,565)	(3,020,850)	(363,486)	(444,054)	(558,426)	(388,669)	(570,651)	(1,109,259)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	(12,399,413)	(1,130,186)	86,901,936	12,469,742	(12,027,756)	10,212	(19,519,632)	(14,394,283)	52,023,436	(5,849,943)

Total Increase (Decrease) in Net Assets	(479,634)	(4,226,286)	29,111,129	31,222,958	(3,292,888)	14,427,628	3,326,383	18,298,284	75,150,536	30,014,185

Net Assets:
Beginning of Year/Period	94,951,701	99,177,987	213,350,382	182,127,424	89,661,778	75,234,150	133,352,889	115,054,605	173,340,081	143,325,896
End of Year/Period	$94,472,067	$94,951,701	$242,461,511	$213,350,382	$86,368,890	$89,661,778	$136,679,272	$133,352,889	$248,490,617	$173,340,081

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham Dynamic Macro Fund		Dunham Long/Short Credit Fund		Dunham Monthly Distribution Fund		Dunham Real Estate Stock Fund		Dunham U.S. Enhanced Market Fund
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,822,922	$1,571,509	$6,453,903	$10,922,917	$1,110,913	$2,364,900	$702,837	$663,685	$685,340	$1,603,120
Net realized gain (loss) from investments, futures, purchased options, securities sold short, written options, swap contracts and forward foreign currency exchange contracts	(991,907)	9,208,555	(2,326,024)	(1,100,709)	7,070,797	12,849,135	(188,288)	257,333	10,873,225	10,595,183
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, securities sold short, written options, swap contracts, foreign currency transactions, and forward foreign currency exchange contracts	3,042,711	(5,983,594)	(222,537)	378,320	1,079,083	3,264,316	6,841,710	(4,596,039)	(6,359,657)	12,437,543
Net Increase (Decrease) in Net Assets Resulting From Operations	3,873,726	4,796,470	3,905,342	10,200,528	9,260,793	18,478,351	7,356,259	(3,675,021)	5,198,908	24,635,846

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	-	-	-	(1,355,289)	-	(3,901,318)	-	-	-	-
Class A	-	-	-	(65,848)	-	(450,239)	-	-	-	-
Class C	-	-	-	(10,834)	-	(390,866)	-	-	-	-
Distributions from Earnings
Class N	(8,729,905)	(3,059,781)	(6,100,666)	(8,878,809)	(8,386,005)	(11,977,363)	(716,223)	(344,154)	(22,311,901)	(26,456,015)
Class A	(902,725)	(382,802)	(255,140)	(522,558)	(582,149)	(1,016,524)	(59,637)	(26,164)	(1,927,772)	(2,941,074)
Class C	(155,094)	(68,938)	(46,138)	(79,112)	(599,597)	(922,541)	(7,702)	(1,627)	(236,282)	(213,838)
Total Distributions to Shareholders	(9,787,724)	(3,511,521)	(6,401,944)	(10,912,450)	(9,567,751)	(18,658,851)	(783,562)	(371,945)	(24,475,955)	(29,610,927)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	9,135,124	37,702,950	41,960,108	120,075,566	36,009,421	94,968,217	12,107,167	26,152,292	14,187,131	47,148,151
Class A	346,007	1,961,826	421,693	1,980,230	443,384	1,315,264	1,090,875	1,707,085	727,044	1,939,239
Class C	229,823	585,470	398,345	615,055	561,637	819,787	82,667	156,951	159,361	528,389
Reinvestment of distributions
Class N	8,709,312	3,053,647	5,985,921	10,057,243	8,252,996	15,661,141	713,406	339,492	21,797,312	26,181,797
Class A	875,635	381,198	251,489	574,945	540,434	1,351,318	59,267	25,971	1,885,422	2,816,687
Class C	155,028	67,269	44,600	84,975	513,975	1,110,757	7,584	1,533	234,720	202,403
Cost of shares redeemed
Class N	(6,111,966)	(27,319,237)	(18,727,330)	(59,873,587)	(17,012,328)	(77,717,068)	(3,440,856)	(13,850,678)	(8,242,996)	(41,391,389)
Class A	(1,650,308)	(2,743,467)	(2,210,637)	(3,589,601)	(2,358,115)	(6,042,033)	(975,543)	(1,000,894)	(1,444,986)	(2,770,304)
Class C	(315,419)	(782,181)	(551,284)	(362,372)	(1,287,621)	(2,248,538)	(336,496)	(425,196)	(161,848)	(206,447)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	11,373,236	12,907,475	27,572,905	69,562,454	25,663,783	29,218,845	9,308,071	13,106,556	29,141,160	34,448,526

Total Increase in Net Assets	5,459,238	14,192,424	25,076,303	68,850,532	25,356,825	29,038,345	15,880,768	9,059,590	9,864,113	29,473,445

Net Assets:
Beginning of Year/Period	92,869,576	78,677,152	299,141,936	230,291,404	258,649,548	229,611,203	55,784,915	46,725,325	128,825,500	99,352,055
End of Year/Period	$98,328,814	$92,869,576	$324,218,239	$299,141,936	$284,006,373	$258,649,548	$71,665,683	$55,784,915	$138,689,613	$128,825,500

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Corporate/Government Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$12.70	$12.57	$11.76	$12.01	$14.41	$14.44
Income (loss) from investment operations:
Net investment income *	0.27	0.54	0.53	0.45	0.22	0.19
Net realized and unrealized gain (loss)	(0.19)	0.13	0.80	(0.29)	(2.38)	(0.01)
Total income (loss) from investment operations	0.08	0.67	1.33	0.16	(2.16)	0.18
Less distributions:
Distributions from net investment income	(0.27)	(0.54)	(0.52)	(0.41)	(0.24)	(0.21)
Total distributions	(0.27)	(0.54)	(0.52)	(0.41)	(0.24)	(0.21)
Net asset value, end of year/period	$12.51	$12.70	$12.57	$11.76	$12.01	$14.41

Total return + #	0.61%	5.46%	11.45%	1.23%	(15.12)%	1.23%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$320,764	$290,326	$188,099	$111,045	$48,744	$78,345
Ratios of expenses to average net assets: ^	0.93%	1.01%	1.14%	1.17%	1.34%	1.25%
Ratios of net investment income to average net assets ^	4.26%	4.34%	4.24%	3.60%	1.67%	1.30%
Portfolio turnover rate (1)	10%	35%	53%	29%	35%	59%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$12.68	$12.55	$11.75	$12.00	$14.39	$14.42	$12.57	$12.45	$11.66	$11.91	$14.28	$14.31
Income (loss) from investment operations:
Net investment income *	0.25	0.51	0.50	0.41	0.19	0.15	0.22	0.45	0.43	0.34	0.13	0.08
Net realized and unrealized gain (loss)	(0.19)	0.13	0.79	(0.28)	(2.37)	(0.01)	(0.19)	0.12	0.79	(0.27)	(2.36)	(0.01)
Total income (loss) from investment operations	0.06	0.64	1.29	0.13	(2.18)	0.14	0.03	0.57	1.22	0.07	(2.23)	0.07
Less distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.49)	(0.38)	(0.21)	(0.17)	(0.22)	(0.45)	(0.43)	(0.32)	(0.14)	(0.10)
Total distributions	(0.25)	(0.51)	(0.49)	(0.38)	(0.21)	(0.17)	(0.22)	(0.45)	(0.43)	(0.32)	(0.14)	(0.10)
Net asset value, end of year/period	$12.49	$12.68	$12.55	$11.75	$12.00	$14.39	$12.38	$12.57	$12.45	$11.66	$11.91	$14.28

Total return + #	0.48%	5.20%	11.09%	1.00%	(15.29)%	0.98%	0.23%	4.64%	10.54%	0.50%	(15.68)%	0.49%
Ratios/Supplemental Data:
Net assets, end of year(in 000s)	$13,192	$14,723	$14,108	$15,680	$6,376	$9,593	$3,918	$4,070	$2,360	$2,428	$2,418	$2,678
Ratios of expenses to average net assets: ^	1.17%	1.26%	1.39%	1.42%	1.59%	1.50%	1.67%	1.76%	1.89%	1.92%	2.09%	2.00%
Ratios of net investment income to average net assets ^	4.01%	4.09%	3.97%	3.35%	1.42%	1.05%	3.51%	3.60%	3.48%	2.74%	0.96%	0.56%
Portfolio turnover rate (1)	10%	35%	53%	29%	35%	59%	10%	35%	53%	29%	35%	59%

*	The net investment income per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Floating Rate Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$8.55	$8.65	$8.55	$8.44	$9.18	$8.90
Income (loss) from investment operations:
Net investment income *	0.31	0.65	0.80	0.76	0.41	0.27
Net realized and unrealized gain (loss)	(0.17)	(0.11)	0.09	0.15	(0.72)	0.32
Total income (loss) from investment operations	0.14	0.54	0.89	0.91	(0.31)	0.59
Less distributions:
Distributions from net investment income	(0.33)	(0.64)	(0.79)	(0.80)	(0.43)	(0.31)
Total distributions	(0.33)	(0.64)	(0.79)	(0.80)	(0.43)	(0.31)
Net asset value, end of year/period	$8.36	$8.55	$8.65	$8.55	$8.44	$9.18

Total return + #	1.64%	6.47%	10.76%	11.18%	(3.46)%	6.63%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$212,003	$194,102	$128,746	$98,042	$152,134	$173,112
Ratios of expenses to average net assets (including interest expense) (1): ^	1.00%	1.08%	1.02%	1.17%	1.04%	0.90%
Ratios of net investment income to average net assets: ^	7.50%	7.52%	9.20%	8.83%	4.67%	2.97%
Portfolio turnover rate (3)	29%	45%	80%	21%	56%	135%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$8.54	$8.64	$8.54	$8.43	$9.17	$8.89	$8.55	$8.64	$8.54	$8.43	$9.18	$8.89
Income (loss) from investment operations:
Net investment income *	0.30	0.63	0.78	0.74	0.39	0.25	0.28	0.59	0.74	0.70	0.35	0.21
Net realized and unrealized gain (loss)	(0.17)	(0.11)	0.09	0.15	(0.72)	0.32	(0.19)	(0.10)	0.08	0.14	(0.74)	0.32
Total income (loss) from investment operations	0.13	0.52	0.87	0.89	(0.33)	0.57	0.09	0.49	0.82	0.84	(0.39)	0.53
Less distributions:
Distributions from net investment income	(0.32)	(0.62)	(0.77)	(0.78)	(0.41)	(0.29)	(0.29)	(0.58)	(0.72)	(0.73)	(0.36)	(0.24)
Total distributions	(0.32)	(0.62)	(0.77)	(0.78)	(0.41)	(0.29)	(0.29)	(0.58)	(0.72)	(0.73)	(0.36)	(0.24)
Net asset value, end of year/period	$8.35	$8.54	$8.64	$8.54	$8.43	$9.17	$8.35	$8.55	$8.64	$8.54	$8.43	$9.18

Total return + #	1.51%	6.22%	10.50%	10.90%	(3.70)%	6.39%	1.14%	5.81%	9.95%	10.35%	(4.30)%	5.98%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$8,220	$9,116	$8,684	$11,611	$20,569	$22,225	$3,960	$4,791	$4,915	$5,684	$6,495	$6,732
Ratios of expenses to average net assets (including interest expense) (2): ^	1.24%	1.33%	1.29%	1.41%	1.29%	1.15%	1.74%	1.83%	1.79%	1.93%	1.80%	1.65%
Ratios of net investment income to average net assets: ^	7.25%	7.31%	9.02%	8.56%	4.44%	2.73%	6.75%	6.82%	8.50%	8.14%	3.95%	2.24%
Portfolio turnover rate (3)	29%	45%	80%	21%	56%	135%	29%	45%	80%	21%	56%	135%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.00%	1.08%	1.02%	1.08%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.24%	1.33%	1.29%	1.32%			1.74%	1.83%	1.79%	1.84%
^	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham High-Yield Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$8.72	$8.66	$8.04	$8.00	$9.34	$8.88
Income (loss) from investment operations:
Net investment income *	0.26	0.58	0.55	0.55	0.43	0.38
Net realized and unrealized gain (loss)	(0.08)	0.03	0.61	0.03	(1.36)	0.46
Total income (loss) from investment operations	0.18	0.61	1.16	0.58	(0.93)	0.84
Less distributions:
Distributions from net investment income	(0.26)	(0.55)	(0.54)	(0.54)	(0.41)	(0.38)
Total distributions	(0.26)	(0.55)	(0.54)	(0.54)	(0.41)	(0.38)
Net asset value, end of year/period	$8.64	$8.72	$8.66	$8.04	$8.00	$9.34

Total return + #	2.11%	7.25%	14.64%	7.44%	(10.09)%	9.54%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$230,643	$216,757	$184,016	$98,539	$81,243	$101,951
Ratios of expenses to average net assets (including interest expense): ^	1.04%	1.10%	1.17%	1.23%	1.19%	1.17%
Ratios of net investment income to average net assets: ^	6.13%	6.66%	6.38%	6.71%	4.96%	4.07%
Portfolio turnover rate (1)	30%	69%	57%	28%	36%	69%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$8.84	$8.77	$8.14	$8.09	$9.44	$8.97	$8.66	$8.60	$7.99	$7.96	$9.29	$8.83
Income (loss) from investment operations:
Net investment income *	0.26	0.56	0.54	0.53	0.41	0.36	0.23	0.51	0.49	0.48	0.36	0.31
Net realized and unrealized gain (loss)	(0.09)	0.04	0.60	0.04	(1.37)	0.47	(0.08)	0.03	0.59	0.03	(1.34)	0.46
Total income (loss) from investment operations	0.17	0.60	1.14	0.57	(0.96)	0.83	0.15	0.54	1.08	0.51	(0.98)	0.77
Less distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.51)	(0.52)	(0.39)	(0.36)	(0.23)	(0.48)	(0.47)	(0.48)	(0.35)	(0.31)
Total distributions	(0.25)	(0.53)	(0.51)	(0.52)	(0.39)	(0.36)	(0.23)	(0.48)	(0.47)	(0.48)	(0.35)	(0.31)
Net asset value, end of year/period	$8.76	$8.84	$8.77	$8.14	$8.09	$9.44	$8.58	$8.66	$8.60	$7.99	$7.96	$9.29

Total return + #	1.96%	7.00%	14.29%	7.22%	(10.32)%	9.29%	1.75%	6.50%	13.75%	6.55%	(10.71)%	8.79%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$9,569	$11,237	$13,976	$14,543	$12,650	$13,592	$3,028	$3,243	$3,282	$3,577	$3,830	$4,746
Ratios of expenses to average net assets (including interest expense): ^	1.29%	1.35%	1.43%	1.48%	1.44%	1.42%	1.79%	1.85%	1.93%	1.98%	1.94%	1.92%
Ratios of net investment income to average net assets: ^	5.88%	6.37%	6.18%	6.46%	4.72%	3.82%	5.38%	5.89%	5.72%	5.94%	4.21%	3.32%
Portfolio turnover rate (1)	30%	69%	57%	28%	36%	69%	30%	69%	57%	28%	36%	69%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham International Opportunity Bond Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022		2021
	(Unaudited)
Net asset value, beginning of year/period	$8.02	$7.88	$7.22	$6.96	$9.18		$9.05
Income (loss) from investment operations:
Net investment income *	0.16	0.36	0.38	0.37	0.31		0.21
Net realized and unrealized gain (loss)	(0.06)	0.16	0.67	0.43	(2.15)		0.15
Total income (loss) from investment operations	0.10	0.52	1.05	0.80	(1.84)		0.36
Less distributions:
Distributions from net investment income	(0.17)	(0.20)	(0.36)	(0.38)	(0.38)		(0.23)
Distributions from net realized gains	-	-	-	-	(0.00	)(a)	-
Distributions from capital	-	(0.18)	(0.03)	(0.16)	-		-
Total distributions	(0.17)	(0.38)	(0.39)	(0.54)	(0.38)		(0.23)
Net asset value, end of year/period	$7.95	$8.02	$7.88	$7.22	$6.96		$9.18

Total return + #	1.29%	6.75%	14.75%	11.67%	(20.52)%		3.93%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$123,779	$98,592	$70,486	$46,613	$29,209		$62,423
Ratios of expenses to average net assets (including interest expense): (1)^	1.56%	1.65%	1.74%	1.68%	1.33%		1.78%
Ratios of net investment income to average net assets: ^	4.00%	4.57%	4.88%	4.97%	3.83%		2.21%
Portfolio turnover rate (3)	27%	78%	77%	50%	58%		40%

	Class A							Class C
	Six Months Ended April 30,	Year Ended October 31,						Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022		2021	2026	2025	2024	2023	2022		2021
	(Unaudited)							(Unaudited)
Net asset value, beginning of year/period	$7.92	$7.79	$7.14	$6.89	$9.08		$8.96	$7.66	$7.55	$6.93	$6.70	$8.84		$8.73
Income from investment operations:
Net investment income *	0.15	0.34	0.35	0.34	0.29		0.18	0.12	0.29	0.30	0.30	0.25		0.13
Net realized and unrealized gain (loss)	(0.05)	0.15	0.67	0.44	(2.12)		0.14	(0.05)	0.14	0.65	0.42	(2.07)		0.14
Total income (loss) from investment operations	0.10	0.49	1.02	0.78	(1.83)		0.32	0.07	0.43	0.95	0.72	(1.82)		0.27
Less distributions:
Distributions from net investment income	(0.16)	(0.18)	(0.34)	(0.37)	(0.36)		(0.20)	(0.14)	(0.14)	(0.30)	(0.33)	(0.32)		(0.16)
Distributions from net realized gains	-	-	-	-	(0.00	)(a)	-	-	-	-	-	(0.00	)(a)	-
Distributions from capital	-	(0.18)	(0.03)	(0.16)	-		-	-	(0.18)	(0.03)	(0.16)	-		-
Total distributions	(0.16)	(0.36)	(0.37)	(0.53)	(0.36)		(0.20)	(0.14)	(0.32)	(0.33)	(0.49)	(0.32)		(0.16)
Net asset value, end of year/period	$7.86	$7.92	$7.79	$7.14	$6.89		$9.08	$7.59	$7.66	$7.55	$6.93	$6.70		$8.84

Total return + #	1.31%	6.42%	14.47%	11.38%	(20.62)%		3.60%	0.97%	5.83%	13.91%	10.85%	(21.01)%		3.07%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$4,982	$4,979	$5,313	$7,037	$4,787		$9,179	$912	$804	$814	$909	$854		$1,320
Ratios of expenses to average net assets (including interest expense): (2)^	1.81%	1.90%	1.99%	1.93%	1.58%		2.03%	2.31%	2.40%	2.49%	2.43%	2.08%		2.53%
Ratios of net investment income to average net assets: ^	3.74%	4.33%	4.59%	4.71%	3.61%		1.96%	3.26%	3.83%	4.10%	4.19%	3.13%		1.44%
Portfolio turnover rate (3)	27%	78%	77%	50%	58%		40%	27%	78%	77%	50%	58%		40%

*	The net investment income per share data was determined using the average shares outstanding throughout the year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.56%	1.64%	1.74%	1.67%	1.32%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.81%	1.89%	1.99%	1.92%	1.57%			2.31%	2.39%	2.49%	2.42%	2.07%
(3)	Not annualized for periods less than one year.
(a)	Represents less than $0.01 per share.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Large Cap Value Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$21.84	$20.40	$16.23	$16.90	$19.59	$13.58
Income (loss) from investment operations:
Net investment income *	0.05	0.16	0.18	0.20	0.14	0.13
Net realized and unrealized gain (loss)	2.50	2.28	4.93	(0.38)	(1.57)	6.03
Total income (loss) from investment operations	2.55	2.44	5.11	(0.18)	(1.43)	6.16
Less distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.23)	(0.16)	(0.11)	(0.15)
Distributions from net realized gains	(0.93)	(0.84)	(0.71)	(0.33)	(1.15)	-
Total distributions	(1.09)	(1.00)	(0.94)	(0.49)	(1.26)	(0.15)
Net asset value, end of year/period	$23.30	$21.84	$20.40	$16.23	$16.90	$19.59

Total return + #	12.01%	12.59%	32.47%	(1.14)%	(7.96)%	45.69%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$188,896	$173,332	$135,788	$115,719	$141,436	$129,641
Ratios of expenses to average net assets:
Before fees paid indirectly (1)^	1.27%	1.17%	1.19%	1.04%	1.26%	1.10%
After fees paid indirectly (1)^	1.27%	1.17%	1.19%	1.04%	1.26%	1.10%
Ratios of net investment income to average net assets:
Before fees paid indirectly (1)^	0.48%	0.79%	0.95%	1.19%	0.79%	0.72%
After fees paid indirectly (1)^	0.48%	0.79%	0.95%	1.19%	0.79%	0.72%
Portfolio turnover rate (2)	7%	33%	23%	29%	23%	33%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$21.68	$20.25	$16.11	$16.78	$19.46	$13.50	$20.01	$18.81	$15.06	$15.74	$18.40	$12.80
Income (loss) from investment operations:
Net investment income (loss) *	0.03	0.11	0.13	0.16	0.09	0.08	(0.05)	(0.04)	(0.01)	0.03	(0.04)	(0.04)
Net realized and unrealized gain (loss)	2.46	2.27	4.90	(0.39)	(1.55)	6.00	2.28	2.10	4.57	(0.35)	(1.47)	5.69
Total income (loss) from investment operations	2.49	2.38	5.03	(0.23)	(1.46)	6.08	2.23	2.06	4.56	(0.32)	(1.51)	5.65
Less distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.18)	(0.11)	(0.07)	(0.12)	(0.02)	(0.02)	(0.10)	(0.03)	0.00	(0.05)
Distributions from net realized gains	(0.93)	(0.84)	(0.71)	(0.33)	(1.15)	-	(0.93)	(0.84)	(0.71)	(0.33)	(1.15)	-
Total distributions	(1.03)	(0.95)	(0.89)	(0.44)	(1.22)	(0.12)	(0.95)	(0.86)	(0.81)	(0.36)	(1.15)	(0.05)
Net asset value, end of year/period	$23.14	$21.68	$20.25	$16.11	$16.78	$19.46	$21.29	$20.01	$18.81	$15.06	$15.74	$18.40

Total return + #	11.83%	12.34%	32.16%	(1.41)%	(8.18)%	45.28%	11.46%	11.47%	31.14%	(2.09)%	(8.90)%	44.20%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$18,560	$18,316	$16,518	$17,853	$22,784	$27,023	$4,523	$4,244	$3,556	$3,139	$3,958	$4,683
Ratios of expenses to average net assets:
Before fees paid indirectly (1)^	1.52%	1.42%	1.44%	1.29%	1.51%	1.35%	2.27%	2.17%	2.19%	2.04%	2.26%	2.10%
After fees paid indirectly (1)^	1.52%	1.42%	1.44%	1.29%	1.51%	1.35%	2.27%	2.17%	2.19%	2.04%	2.26%	2.10%
Ratios of net investment income (loss) to average net assets:
Before fees paid indirectly (1)^	0.23%	0.54%	0.72%	0.94%	0.52%	0.47%	(0.52)%	(0.22)%	(0.05)%	0.19%	(0.23)%	(0.27)%
After fees paid indirectly (1)^	0.23%	0.54%	0.72%	0.94%	0.52%	0.47%	(0.51)%	(0.22)%	(0.05)%	0.19%	(0.23)%	(0.27)%
Portfolio turnover rate (2)	7%	33%	23%	29%	23%	33%	7%	33%	23%	29%	23%	33%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
^	Annualized for periods less than one year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1)	Differences represent an amount less than 0.005%.
(2)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Small Cap Value Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$15.75	$16.54	$13.38	$15.38	$18.65	$11.91
Income (loss) from investment operations:
Net investment income *	0.04	0.09	0.11	0.09	0.07	0.11
Net realized and unrealized gain (loss)	3.03	1.13	3.51	(0.92)	(1.27)	6.78
Total income (loss) from investment operations	3.07	1.22	3.62	(0.83)	(1.20)	6.89
Less distributions:
Distributions from net investment income	(0.09)	(0.11)	(0.09)	(0.01)	(0.09)	(0.14)
Distributions from net realized gains	(0.86)	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)
Total distributions	(0.95)	(2.01)	(0.46)	(1.17)	(2.07)	(0.15)
Net asset value, end of year/period	$17.87	$15.75	$16.54	$13.38	$15.38	$18.65

Total return + #	20.36%	8.12%	27.20%	(5.61)%	(7.65)%	58.16%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$86,296	$86,043	$88,294	$51,360	$59,955	$72,651
Ratios of expenses to average net assets (including interest expense):
Before fees paid indirectly (1)^	1.18%	1.16%	1.31%	1.69%	1.67%	1.05%
After fees paid indirectly (1)^	1.18%	1.16%	1.30%	1.63%	1.61%	1.05%
Ratios of net investment income to average net assets:
Before fees paid indirectly ^	0.47%	0.57%	0.65%	0.53%	0.34%	0.67%
After fees paid indirectly ^	0.47%	0.57%	0.66%	0.60%	0.41%	0.67%
Portfolio turnover rate (3)	41%	106%	159%	95%	83%	87%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$15.32	$16.14	$13.07	$15.07	$18.31	$11.70	$11.96	$13.05	$10.67	$12.60	$15.70	$10.05
Income (loss) from investment operations:
Net investment income (loss) *	0.02	0.05	0.07	0.05	0.03	0.08	(0.03)	(0.05)	(0.04)	(0.04)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	2.93	1.10	3.42	(0.89)	(1.24)	6.65	2.27	0.86	2.79	(0.73)	(1.04)	5.72
Total income (loss) from investment operations	2.95	1.15	3.49	(0.84)	(1.21)	6.73	2.24	0.81	2.75	(0.77)	(1.12)	5.68
Less distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.05)	-	(0.05)	(0.11)	-	-	-	0.00	-	(0.02)
Distributions from net realized gains	(0.86)	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)	(0.86)	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)
Total distributions	(0.89)	(1.97)	(0.42)	(1.16)	(2.03)	(0.12)	(0.86)	(1.90)	(0.37)	(1.16)	(1.98)	(0.03)
Net asset value, end of year/period	$17.38	$15.32	$16.14	$13.07	$15.07	$18.31	$13.34	$11.96	$13.05	$10.67	$12.60	$15.70

Total return + #	20.15%	7.84%	26.87%	(5.81)%	(7.86)%	57.71%	19.78%	7.02%	25.93%	(6.53)%	(8.62)%	56.55%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$6,380	$6,899	$8,983	$6,924	$8,331	$12,795	$1,796	$2,010	$1,900	$1,690	$2,314	$2,794
Ratios of expenses to average net assets (including interest expense):
Before fees paid indirectly (2)^	1.43%	1.41%	1.58%	1.94%	1.92%	1.30%	2.18%	2.16%	2.34%	2.69%	2.67%	2.05%
After fees paid indirectly (2)^	1.43%	1.41%	1.56%	1.88%	1.86%	1.30%	2.18%	2.16%	2.32%	2.63%	2.61%	2.05%
Ratios of net investment income (loss) to average net assets:
Before fees paid indirectly ^	0.23%	0.34%	0.41%	0.29%	0.12%	0.46%	(0.51)%	(0.44)%	(0.34)%	(0.45)%	(0.67)%	(0.31)%
After fees paid indirectly ^	0.23%	0.34%	0.43%	0.35%	0.17%	0.46%	(0.51)%	(0.44)%	(0.32)%	(0.38)%	(0.61)%	(0.31)%
Portfolio turnover rate (3)	41%	106%	159%	95%	83%	87%	41%	106%	159%	95%	83%	87%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
^	Annualized for periods less than one year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1)	Ratios of expenses to average net assets (excluding interest expense):
Before fees paid indirectly	1.18%	1.16%	1.31%	1.68%
After fees paid indirectly	1.18%	1.16%	1.30%	1.62%
(2)	Ratios of expenses to average net assets (excluding interest expense):
Before fees paid indirectly	1.43%	1.41%	1.58%	1.93%			2.18%	2.16%	2.34%	2.68%
After fees paid indirectly	1.43%	1.41%	1.56%	1.87%			2.18%	2.16%	2.32%	2.62%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Focused Large Cap Growth Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$46.02	$43.65	$31.01	$24.57	$43.94	$33.67
Income (loss) from investment operations:
Net investment loss *	(0.13)	(0.30)	(0.33)	(0.21)	(0.20)	(0.36)
Net realized and unrealized gain (loss)	(6.36)	8.17	13.81	6.65	(15.89)	11.47
Total income (loss) from investment operations	(6.49)	7.87	13.48	6.44	(16.09)	11.11
Less distributions:
Distributions from net realized gains	(5.65)	(5.50)	(0.84)	-	(3.28)	(0.84)
Total distributions	(5.65)	(5.50)	(0.84)	-	(3.28)	(0.84)
Net asset value, end of year/period	$33.88	$46.02	$43.65	$31.01	$24.57	$43.94

Total return + #	(15.00)%	19.33%	44.02%	26.21%	(39.47)%	33.44%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$214,774	$184,076	$151,473	$121,318	$143,425	$156,938
Ratios of expenses to average net assets: ^
Before fee waivers and fees paid indirectly (1)	1.00%	1.03%	1.20%	1.23%	1.01%	1.12%
After fee waivers and fees paid indirectly (1)	1.00%	1.03%	1.20%	1.23%	1.01%	1.12%
Ratios of net investment loss to average net assets: ^
Before fee waivers and fees paid indirectly (1)	(0.71)%	(0.71)%	(0.82)%	(0.74)%	(0.67)%	(0.92)%
After fee waivers and fees paid indirectly (1)	(0.71)%	(0.71)%	(0.82)%	(0.74)%	(0.67)%	(0.92)%
Portfolio turnover rate (2)	17%	44%	11%	17%	9%	27%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$43.92	$41.99	$29.93	$23.77	$42.73	$32.84	$38.17	$37.41	$26.94	$21.56	$39.33	$30.51
Income (loss) from investment operations:
Net investment loss *	(0.16)	(0.39)	(0.42)	(0.28)	(0.28)	(0.45)	(0.25)	(0.61)	(0.63)	(0.45)	(0.46)	(0.68)
Net realized and unrealized gain (loss)	(6.05)	7.82	13.32	6.44	(15.40)	11.18	(5.20)	6.87	11.94	5.83	(14.03)	10.34
Total income (loss) from investment operations	(6.21)	7.43	12.90	6.16	(15.68)	10.73	(5.45)	6.26	11.31	5.38	(14.49)	9.66
Less distributions:
Distributions from net realized gains	(5.65)	(5.50)	(0.84)	-	(3.28)	(0.84)	(5.65)	(5.50)	(0.84)	-	(3.28)	(0.84)
Total distributions	(5.65)	(5.50)	(0.84)	-	(3.28)	(0.84)	(5.65)	(5.50)	(0.84)	-	(3.28)	(0.84)
Net asset value, end of year/period	$32.06	$43.92	$41.99	$29.93	$23.77	$42.73	$27.07	$38.17	$37.41	$26.94	$21.56	$39.33

Total return + #	(15.09)%	19.01%	43.65%	25.91%	(39.62)%	33.13%	(15.41)%	18.11%	42.57%	24.95%	(40.07)%	32.13%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$21,242	$20,847	$21,365	$21,901	$24,711	$37,270	$6,446	$8,427	$9,290	$6,706	$7,483	$13,911
Ratios of expenses to average net assets: ^
Before fee waivers and fees paid indirectly (1)	1.25%	1.28%	1.46%	1.48%	1.26%	1.37%	2.00%	2.03%	2.20%	2.25%	2.01%	2.12%
After fee waivers and fees paid indirectly (1)	1.25%	1.28%	1.46%	1.48%	1.26%	1.37%	2.00%	2.03%	2.20%	2.25%	2.01%	2.12%
Ratios of net investment loss to average net assets: ^
Before fee waivers and fees paid indirectly (1)	(0.96)%	(0.97)%	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.72)%	(1.72)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%
After fee waivers and fees paid indirectly (1)	(0.96)%	(0.97)%	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.72)%	(1.72)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%
Portfolio turnover rate (2)	17%	44%	11%	17%	9%	27%	17%	44%	11%	17%	9%	27%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1)	Differences represent an amount less than 0.005%.
^	Annualized for periods less than one year.
(2)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Small Cap Growth Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$22.25	$19.24	$14.50	$14.73	$27.93	$21.62
Income (loss) from investment operations:
Net investment loss *	(0.11)	(0.10)	(0.13)	(0.15)	(0.12)	(0.38)
Net realized and unrealized gain (loss) (a)	3.41	3.11	4.87	(0.08)	(9.04)	10.50
Total income (loss) from investment operations	3.30	3.01	4.74	(0.23)	(9.16)	10.12
Less distributions:
Distributions from net investment income	-	-	-	-	(0.19)	(0.28)
Distributions from net realized gains	(0.84)	-	-	-	(3.85)	(3.53)
Total distributions	(0.84)	-	-	-	(4.04)	(3.81)
Net asset value, end of year/period	$24.71	$22.25	$19.24	$14.50	$14.73	$27.93

Total return + #	15.26%	15.64%	32.69%	(1.56)%	(37.42)%	49.28%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$75,292	$78,358	$64,420	$46,905	$65,064	$63,287
Ratios of expenses to average net assets: ^
Before fees paid indirectly	1.59%	1.23%	1.33%	1.56%	1.17%	1.83%
After fees paid indirectly	1.59%	1.21%	1.32%	1.55%	1.14%	1.83%
Ratios of net investment loss to average net assets: ^
Before fees paid indirectly	(0.95)%	(0.51)%	(0.71)%	(0.99)%	(0.72)%	(1.47)%
After fees paid indirectly	(0.94)%	(0.49)%	(0.70)%	(0.98)%	(0.70)%	(1.47)%
Portfolio turnover rate (1)	61%	153%	100%	95%	92%	111%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$20.31	$17.61	$13.30	$13.55	$26.04	$20.36	$13.08	$11.42	$8.70	$8.93	$18.62	$15.39
Income (loss) from investment operations:
Net investment loss *	(0.12)	(0.14)	(0.16)	(0.17)	(0.17)	(0.42)	(0.13)	(0.18)	(0.18)	(0.19)	(0.19)	(0.44)
Net realized and unrealized gain (loss) (a)	3.10	2.84	4.47	(0.08)	(8.34)	9.86	1.96	1.84	2.90	(0.04)	(5.64)	7.33
Total income (loss) from investment operations	2.98	2.70	4.31	(0.25)	(8.51)	9.44	1.83	1.66	2.72	(0.23)	(5.83)	6.89
Less distributions:
Distributions from net investment income	-	-	-	-	(0.13)	(0.23)	-	-	-	-	(0.01)	(0.13)
Distributions from net realized gains	(0.84)	-	-	-	(3.85)	(3.53)	(0.84)	-	-	-	(3.85)	(3.53)
Total distributions	(0.84)	-	-	-	(3.98)	(3.76)	(0.84)	-	-	-	(3.86)	(3.66)
Net asset value, end of year/period	$22.45	$20.31	$17.61	$13.30	$13.55	$26.04	$14.07	$13.08	$11.42	$8.70	$8.93	$18.62

Total return + #	15.14%	15.33%	32.41%	(1.85)%	(37.55)%	48.93%	14.70%	14.54%	31.26%	(2.58)%	(37.99)%	47.87%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$8,923	$9,159	$8,879	$8,172	$11,795	$20,357	$2,154	$2,145	$1,935	$1,629	$2,210	$3,730
Ratios of expenses to average net assets: ^
Before fees paid indirectly	1.84%	1.49%	1.60%	1.80%	1.42%	2.08%	2.59%	2.24%	2.35%	2.57%	2.17%	2.83%
After fees paid indirectly	1.84%	1.46%	1.59%	1.78%	1.39%	2.08%	2.59%	2.22%	2.33%	2.55%	2.14%	2.83%
Ratios of net investment loss to average net assets: ^
Before fees paid indirectly	(1.20)%	(0.77)%	(0.98)%	(1.23)%	(0.97)%	(1.72)%	(1.95)%	(1.52)%	(1.73)%	(2.00)%	(1.72)%	(2.47)%
After fees paid indirectly	(1.20)%	(0.74)%	(0.97)%	(1.21)%	(0.95)%	(1.72)%	(1.95)%	(1.50)%	(1.72)%	(1.99)%	(1.70)%	(2.47)%
Portfolio turnover rate (1)	61%	153%	100%	95%	92%	111%	61%	153%	100%	95%	92%	111%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Emerging Markets Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$17.91	$14.12	$11.84	$10.93	$18.76	$15.70
Income (loss) from investment operations:
Net investment income (loss) *	0.07	0.16	0.17	0.16	0.17	0.04
Net realized and unrealized gain (loss)	3.82	3.65	2.22	0.78	(6.41)	3.05
Total income (loss) from investment operations	3.89	3.81	2.39	0.94	(6.24)	3.09
Less distributions:
Distributions from net investment income	(0.45)	(0.02)	(0.11)	(0.03)	(0.25)	(0.03)
Distributions from net realized gains	-	-	-	-	(1.34)	-
Total distributions	(0.45)	(0.02)	(0.11)	(0.03)	(1.59)	(0.03)
Net asset value, end of year/period	$21.35	$17.91	$14.12	$11.84	$10.93	$18.76

Total return + #	22.26%	27.02%	20.24%	8.58%	(36.02)%	19.67%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$123,484	$118,508	$99,643	$83,931	$85,825	$112,290
Ratios of expenses to average net assets (including interest expense): (1)^	1.48%	1.19%	1.24%	1.15%	1.03%	1.67%
Ratios of net investment income (loss) to average net assets ^	0.73%	1.04%	1.24%	1.23%	1.23%	0.19%
Portfolio turnover rate (4)	51%	107%	70%	58%	64%	77%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$17.41	$13.73	$11.52	$10.63	$18.29	$15.32	$15.87	$12.61	$10.61	$9.87	$17.07	$14.41
Income (loss) from investment operations:
Net investment income (loss) *	0.04	0.11	0.13	0.12	0.13	(0.02)	(0.02)	0.00 (3)	0.03	0.03	0.02	(0.15)
Net realized and unrealized gain (loss)	3.71	3.57	2.15	0.77	(6.24)	2.99	3.38	3.26	1.98	0.71	(5.81)	2.81
Total income (loss) from investment operations	3.75	3.68	2.28	0.89	(6.11)	2.97	3.36	3.26	2.01	0.74	(5.79)	2.66
Less distributions:
Distributions from net investment income	(0.40)	-	(0.07)	-	(0.21)	-	(0.34)	-	(0.01)	-	(0.07)	-
Distributions from net realized gains	-	-	-	-	(1.34)	-	-	-	-	-	(1.34)	-
Total distributions	(0.40)	-	(0.07)	-	(1.55)	-	(0.34)	-	(0.01)	-	(1.41)	-
Net asset value, end of year/period	$20.76	$17.41	$13.73	$11.52	$10.63	$18.29	$18.89	$15.87	$12.61	$10.61	$9.87	$17.07

Total return + #	22.05%	26.80%	19.88%	8.37%	(36.18)%	19.39%	21.69%	25.85%	18.99%	7.50%	(36.66)%	18.46%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$10,948	$12,570	$13,369	$13,958	$15,367	$21,174	$2,247	$2,275	$2,042	$1,712	$1,999	$3,349
Ratios of expenses to average net assets (including interest expense): (2)^	1.73%	1.44%	1.49%	1.40%	1.28%	1.92%	2.48%	2.19%	2.24%	2.15%	2.03%	2.67%
Ratios of net investment income (loss) to average net assets: ^	0.48%	0.75%	0.99%	0.97%	0.96%	(0.08)%	(0.27)%	(0.02)%	0.24%	0.23%	0.15%	(0.87)%
Portfolio turnover rate (4)	51%	107%	70%	58%	64%	77%	51%	107%	70%	58%	64%	77%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.47%	1.15%	1.23%	1.13%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.72%	1.40%	1.47%	1.38%			2.47%	2.15%	2.23%	2.13%
(3)	Represents less than $0.01 per share.
(4)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham International Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$23.20	$19.00	$15.86	$14.07	$21.10	$15.26
Income (loss) from investment operations:
Net investment income *	(0.00)	0.28	0.45	0.51	0.66	0.30
Net realized and unrealized gain (loss)	4.65	6.12	3.35	1.89	(4.87)	5.70
Total income (loss) from investment operations	4.65	6.40	3.80	2.40	(4.21)	6.00
Less distributions:
Distributions from net investment income	(0.33)	(0.55)	(0.50)	(0.61)	(0.40)	(0.15)
Distributions from net realized gains	(1.96)	(1.65)	(0.16)	-	(2.42)	(0.01)
Total distributions	(2.29)	(2.20)	(0.66)	(0.61)	(2.82)	(0.16)
Net asset value, end of year/period	$25.56	$23.20	$19.00	$15.86	$14.07	$21.10

Total return + #	21.69%	38.38%	24.45%	17.35%	(23.01)%	39.45%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$227,568	$156,152	$125,167	$101,254	$111,570	$150,922
Ratios of expenses to average net assets (including interest expense): (1)^	1.86%	1.95%	1.91%	2.00%	1.53%	1.92%
Ratios of net investment income to average net assets: ^	(0.03)%	1.45%	2.42%	3.15%	4.03%	1.47%
Portfolio turnover rate (3)	66%	120%	134%	62%	91%	131%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$22.94	$18.81	$15.70	$13.93	$20.92	$15.13	$20.89	$17.34	$14.56	$12.98	$19.66	$14.25
Income (loss) from investment operations:
Net investment income (loss) *	(0.04)	0.22	0.38	0.45	0.60	0.23	(0.11)	0.07	0.24	0.32	0.44	0.08
Net realized and unrealized gain (loss)	4.63	6.06	3.34	1.89	(4.82)	5.68	4.17	5.54	3.08	1.75	(4.50)	5.34
Total income (loss) from investment operations	4.59	6.28	3.72	2.34	(4.22)	5.91	4.06	5.61	3.32	2.07	(4.06)	5.42
Less distributions:
Distributions from net investment income	(0.27)	(0.50)	(0.45)	(0.57)	(0.35)	(0.11)	(0.18)	(0.41)	(0.38)	(0.49)	(0.20)	-
Distributions from net realized gains	(1.96)	(1.65)	(0.16)	-	(2.42)	(0.01)	(1.96)	(1.65)	(0.16)	-	(2.42)	(0.01)
Total distributions	(2.23)	(2.15)	(0.61)	(0.57)	(2.77)	(0.12)	(2.14)	(2.06)	(0.54)	(0.49)	(2.62)	(0.01)
Net asset value, end of year/period	$25.30	$22.94	$18.81	$15.70	$13.93	$20.92	$22.81	$20.89	$17.34	$14.56	$12.98	$19.66

Total return + #	21.56%	38.00%	24.19%	17.00%	(23.23)%	39.15%	21.12%	37.06%	23.20%	16.16%	(23.78)%	38.04%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$12,900	$12,737	$14,018	$15,317	$18,638	$26,672	$8,022	$4,451	$4,141	$3,629	$3,936	$5,830
Ratios of expenses to average net assets (including interest expense): (2)^	2.11%	2.20%	2.16%	2.25%	1.78%	2.17%	2.86%	2.96%	2.91%	3.00%	2.53%	2.92%
Ratios of net investment income (loss) to average net assets ^	(0.37)%	1.15%	2.07%	2.84%	3.70%	1.17%	(1.00)%	0.40%	1.42%	2.17%	2.89%	0.43%
Portfolio turnover rate (3)	66%	120%	134%	62%	91%	131%	66%	120%	134%	62%	91%	131%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
^	Annualized for periods less than one year.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.85%	1.94%	1.90%	1.99%
(2) Ratios of expenses to average net assets (excluding interest expense):	2.10%	2.19%	2.15%	2.24%			2.87%	2.95%	2.90%	2.99%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Dynamic Macro Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$12.55	$12.38	$10.80	$9.73	$11.22	$10.00
Income (loss) from investment operations:
Net investment income (loss) *	0.23	0.24	0.23	0.22	0.03	(0.14)
Net realized and unrealized gain (loss)	0.24	0.47	1.73	0.85	(1.52)	1.44
Total income (loss) from investment operations	0.47	0.71	1.96	1.07	(1.49)	1.30
Less distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.18)	-	-	(0.08)
Distributions from net realized gains	(1.14)	(0.33)	(0.20)	-	-	-
Total distributions	(1.30)	(0.54)	(0.38)	-	-	(0.08)
Net asset value, end of year/period	$11.72	$12.55	$12.38	$10.80	$9.73	$11.22

Total return + #	4.16%	5.93%	18.53%	11.00%	(13.28)%	13.05%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$88,877	$82,386	$67,752	$35,892	$22,330	$21,043
Ratios of expenses to average net assets (including interest expense) (1)^:	1.28%	1.42%	1.94%	1.97%	1.88%	2.06%
Ratios of net investment income (loss) to average net assets ^:	3.86%	1.92%	1.90%	2.11%	0.26%	(1.26)%
Portfolio turnover rate (3)	29%	145%	47%	118%	76%	12%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$12.36	$12.20	$10.65	$9.61	$11.11	$9.90	$11.34	$11.28	$9.90	$9.00	$10.49	$9.37
Income (loss) from investment operations:
Net investment income (loss) *	0.21	0.20	0.20	0.19	0.00 (a)	(0.16)	0.15	0.11	0.10	0.14	(0.07)	(0.23)
Net realized and unrealized gain (loss)	0.23	0.47	1.71	0.85	(1.50)	1.41	0.22	0.42	1.59	0.76	(1.42)	1.35
Total income (loss) from investment operations	0.44	0.67	1.91	1.04	(1.50)	1.25	0.37	0.53	1.69	0.90	(1.49)	1.12
Less distributions:
Distributions from net investment income	(0.13)	(0.18)	(0.16)	-	-	(0.04)	(0.07)	(0.14)	(0.11)	-	-	-
Distributions from net realized gains	(1.14)	(0.33)	(0.20)	-	-	-	(1.14)	(0.33)	(0.20)	-	-	-
Total distributions	(1.27)	(0.51)	(0.36)	-	-	(0.04)	(1.21)	(0.47)	(0.31)	-	-	-
Net asset value, end of year/period	$11.53	$12.36	$12.20	$10.65	$9.61	$11.11	$10.50	$11.34	$11.28	$9.90	$9.00	$10.49

Total return + #	3.95%	5.68%	18.29%	10.82%	(13.50)%	12.62%	3.63%	4.85%	17.36%	10.00%	(14.20)%	11.95%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$8,049	$9,048	$9,369	$6,866	$4,166	$4,030	$1,403	$1,435	$1,556	$946	$912	$1,146
Ratios of expenses to average net assets (including interest expense) (2)^:	1.53%	1.67%	2.21%	2.22%	2.13%	2.31%	2.28%	2.42%	2.93%	2.97%	2.88%	3.06%
Ratios of net investment income (loss) to average net assets ^:	3.68%	1.75%	1.66%	1.85%	0.04%	(1.48)%	2.84%	0.95%	0.88%	1.44%	(0.68)%	(2.29)%
Portfolio turnover rate (3)	29%	145%	47%	118%	76%	12%	29%	145%	47%	118%	76%	12%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year/period.
^	Annualized for periods less than one year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	Represents less than $0.01 per share.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.16%	1.24%	1.77%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.41%	1.49%	2.04%				2.16%	2.24%	2.76%
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Long/Short Credit Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$8.79	$8.82	$8.82	$9.08	$9.70	$9.55
Income (loss) from investment operations:
Net investment income *	0.18	0.39	0.42	0.37	0.19	0.06
Net realized and unrealized gain (loss)	(0.07)	(0.04)	0.00 (a)	(0.17)	(0.43)	0.32
Total income (loss) from investment operations	0.11	0.35	0.42	0.20	(0.24)	0.38
Less distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.42)	(0.37)	(0.20)	(0.07)
Distributions from net realized gains	-	-	-	(0.09)	(0.18)	(0.16)
Distributions from paid in capital	-	(0.04)	-	-	-	-
Total distributions	(0.18)	(0.38)	(0.42)	(0.46)	(0.38)	(0.23)
Net asset value, end of year/period	$8.72	$8.79	$8.82	$8.82	$9.08	$9.70

Total return + #	1.24%	4.11%	4.86%	2.27%	(2.57)%	4.00%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$309,017	$282,160	$212,542	$163,285	$206,875	$195,874
Ratios of expenses to average net assets (including interest expense): ^	0.90%	0.91%	0.88%	0.87%	0.97%	1.82%
Ratios of net investment income to average net assets: ^	4.15%	4.41%	4.79%	4.16%	2.02%	0.67%
Portfolio turnover rate (1)	136%	234%	274%	222%	216%	343%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$8.76	$8.79	$8.79	$9.06	$9.68	$9.53	$8.32	$8.38	$8.42	$8.72	$9.34	$9.24
Income (loss) from investment operations:
Net investment income (loss) *	0.17	0.37	0.40	0.35	0.16	0.04	0.13	0.29	0.32	0.27	0.09	(0.03)
Net realized and unrealized gain (loss)	(0.06)	(0.04)	0.00 (a)	(0.18)	(0.43)	0.32	(0.07)	(0.03)	0.00 (a)	(0.18)	(0.41)	0.30
Total income (loss) from investment operations	0.11	0.33	0.40	0.17	(0.27)	0.36	0.06	0.26	0.32	0.09	(0.32)	0.27
Less distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.40)	(0.35)	(0.17)	(0.05)	(0.15)	(0.28)	(0.36)	(0.30)	(0.12)	(0.01)
Distributions from net realized gains	-	-	-	(0.09)	(0.18)	(0.16)	-	-	-	(0.09)	(0.18)	(0.16)
Distributions from paid in capital	0.00	(0.04)	-	-	-	-	-	(0.04)	-	-	-	-
Total distributions	(0.17)	(0.36)	(0.40)	(0.44)	(0.35)	(0.21)	(0.15)	(0.32)	(0.36)	(0.39)	(0.30)	(0.17)
Net asset value, end of year/period	$8.70	$8.76	$8.79	$8.79	$9.06	$9.68	$8.23	$8.32	$8.38	$8.42	$8.72	$9.34

Total return + #	1.23%	3.86%	4.61%	1.91%	(2.82)%	3.77%	0.69%	3.19%	3.82%	1.11%	(3.45)%	2.89%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$12,784	$14,428	$15,514	$22,312	$27,906	$29,040	$2,418	$2,553	$2,236	$2,891	$3,858	$4,518
Ratios of expenses to average net assets (including interest expense): ^	1.09%	1.16%	1.11%	1.11%	1.22%	2.07%	1.90%	1.91%	1.88%	1.87%	1.98%	2.82%
Ratios of net investment income (loss) to average net assets: ^	3.96%	4.17%	4.55%	3.91%	1.75%	0.41%	3.15%	3.41%	3.79%	3.16%	1.01%	(0.37)%
Portfolio turnover rate (1)	136%	234%	274%	222%	216%	343%	136%	234%	274%	222%	216%	343%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(a)	Represents less than $0.01 per share.
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Monthly Distribution Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$28.94	$28.81	$29.20	$31.15	$32.18	$32.75
Income from investment operations:
Net investment income (loss) *	0.13	0.31	0.64	0.22	(0.45)	(0.28)
Net realized and unrealized gain	0.87	1.98	1.42	0.26	0.80	0.79
Total income from investment operations	1.00	2.29	2.06	0.48	0.35	0.51
Less distributions:
Distributions from net investment income	(0.98)	(1.55)	(0.74)	(0.41)	-	(0.71)
Distributions from net realized gains	-	-	-	-	(0.25)	-
Distributions from capital	-	(0.61)	(1.71)	(2.02)	(1.13)	(0.37)
Total distributions	(0.98)	(2.16)	(2.45)	(2.43)	(1.38)	(1.08)
Net asset value, end of year/period	$28.96	$28.94	$28.81	$29.20	$31.15	$32.18

Total return + #	3.52%	8.21%	7.31%	1.59%	1.11%	1.54%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$258,388	$231,110	$197,786	$141,405	$175,703	$219,703
Ratios of expenses to average net assets (including interest expense) (1): ^
Before waivers	1.78%	2.01%	2.36%	2.02%	2.52%	1.90%
After waivers	1.78%	2.01%	2.36%	2.02%	2.52%	1.90%
Dividends/borrowings on short sales	0.74%	0.75%	0.90%	0.38%	0.39%	0.81%
Ratios of net investment income (loss) to average net assets: ^
Before fee waivers	0.87%	1.05%	2.18%	0.72%	(1.41)%	(0.84)%
After fee waivers	0.87%	1.05%	2.18%	0.72%	(1.41)%	(0.84)%
Portfolio turnover rate (3)	171%	377%	209%	192%	221%	339%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$27.01	$27.08	$27.66	$29.70	$30.83	$31.49	$17.38	$18.29	$19.59	$21.89	$23.26	$24.19
Income (loss) from investment operations:
Net investment income (loss) * !	0.08	0.19	0.51	0.13	(0.46)	(0.44)	(0.01)	0.00	0.22	(0.05)	(0.52)	(0.55)
Net realized and unrealized gain	0.81	1.90	1.36	0.26	0.71	0.86	0.51	1.25	0.93	0.18	0.53	0.70
Total income (loss) from investment operations	0.89	2.09	1.87	0.39	0.25	0.42	0.50	1.25	1.15	0.13	0.01	0.15
Less distributions:
Distributions from net investment income	(0.98)	(1.55)	(0.74)	(0.41)	-	(0.71)	(0.98)	(1.55)	(0.74)	(0.41)	-	(0.71)
Distributions from net realized gains	-	-	-	-	(0.25)	-	-	-	-	-	(0.25)	-
Distributions from capital	-	(0.61)	(1.71)	(2.02)	(1.13)	(0.37)	-	(0.61)	(1.71)	(2.02)	(1.13)	(0.37)
Total distributions	(0.98)	(2.16)	(2.45)	(2.43)	(1.38)	(1.08)	(0.98)	(2.16)	(2.45)	(2.43)	(1.38)	(1.08)
Net asset value, end of year/period	$26.92	$27.01	$27.08	$27.66	$29.70	$30.83	$16.90	$17.38	$18.29	$19.59	$21.89	$23.26

Total return + #	3.36%	7.98%	7.02%	1.32%	0.83%	1.25%	2.96%	7.18%	6.19%	0.57%	0.05%	0.54%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$15,402	$16,821	$20,234	$23,339	$28,997	$33,155	$10,217	$10,718	$11,592	$13,030	$16,177	$19,311
Ratios of expenses to average net assets (including interest expense) (2): ^
Before waivers	2.03%	2.28%	2.63%	2.27%	2.77%	2.16%	2.78%	3.02%	3.39%	3.02%	3.52%	2.93%
After waivers	2.03%	2.28%	2.63%	2.27%	2.77%	2.16%	2.78%	3.02%	3.39%	3.02%	3.52%	2.93%
Dividends/borrowings on short sales	0.74%	0.75%	0.94%	0.38%	0.39%	0.81%	0.74%	0.75%	0.96%	0.38%	0.39%	0.81%
Ratios of net investment income (loss) to average net assets: ^
Before fee waivers	0.63%	0.72%	1.85%	0.47%	(1.53)%	(1.39)%	(0.12)%	0.00%	1.14%	(0.29)%	(2.32)%	(2.28)%
After fee waivers	0.63%	0.72%	1.85%	0.47%	(1.53)%	(1.39)%	(0.12)%	0.00%	1.14%	(0.29)%	(2.32)%	(2.28)%
Portfolio turnover rate (3)	171%	377%	209%	192%	221%	339%	171%	377%	209%	192%	221%	339%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
!	The amount of net investment income (loss) on investment per share for the year October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(1)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):
Before fee waivers	1.04%	1.26%	1.46%	1.64%	2.13%	1.09%
After fee waivers	1.04%	1.26%	1.46%	1.64%	2.13%	1.09%
(2)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):
Before fee waivers	1.29%	1.53%	1.69%	1.89%	2.38%	1.35%	2.04%	2.27%	2.43%	2.64%	3.13%	2.12%
After fee waivers	1.29%	1.53%	1.69%	1.89%	2.38%	1.35%	2.04%	2.27%	2.43%	2.64%	3.13%	2.12%
^	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham Real Estate Stock Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class N
	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$13.28	$14.63	$11.01	$12.47	$21.36	$17.34
Income (loss) from investment operations:
Net investment income (loss) *	0.15	0.19	0.20	0.20	0.14	(0.02)
Net realized and unrealized gain (loss)	1.33	(1.42)	3.72	(1.58)	(7.74)	5.52
Total income (loss) from investment operations	1.48	(1.23)	3.92	(1.38)	(7.60)	5.50
Less distributions:
Distributions from net investment income	(0.17)	(0.12)	(0.30)	(0.08)	-	-
Distributions from net realized gains	-	-	-	-	(1.29)	(1.48)
Total distributions	(0.17)	(0.12)	(0.30)	(0.08)	(1.29)	(1.48)
Net asset value, end of year/period	$14.59	$13.28	$14.63	$11.01	$12.47	$21.36

Total return + #	11.27%	(8.44)%	35.88%	(11.09)%	(37.75)%	32.81%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$64,735	$49,451	$40,260	$53,324	$64,414	$91,553
Ratios of expenses to average net assets (including interest expense) (1): ^	1.36%	1.32%	1.55%	1.07%	1.01%	1.37%
Ratios of net investment income (loss) to average net assets: ^	2.24%	1.43%	1.54%	1.64%	0.85%	(0.08)%
Portfolio turnover rate (1)	39%	165%	78%	73%	58%	59%

	Class A						Class C
	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021	2026	2025	2024	2023	2022	2021
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$13.35	$14.70	$11.06	$12.52	$21.48	$17.47	$11.99	$13.24	$10.01	$11.37	$19.78	$16.30
Income (loss) from investment operations:
Net investment income (loss) *	0.13	0.16	0.18	0.17	0.10	(0.07)	0.08	0.04	0.07	0.05	(0.03)	(0.20)
Net realized and unrealized gain (loss)	1.34	(1.43)	3.72	(1.58)	(7.77)	5.56	1.21	(1.28)	3.37	(1.41)	(7.09)	5.16
Total income (loss) from investment operations	1.47	(1.27)	3.90	(1.41)	(7.67)	5.49	1.29	(1.24)	3.44	(1.36)	(7.12)	4.96
Less distributions:
Distributions from net investment income	(0.14)	(0.08)	(0.26)	(0.05)	-	-	(0.07)	(0.01)	(0.21)	-	-	-
Distributions from net realized gains	-	-	-	-	(1.29)	(1.48)	-	-	-	-	(1.29)	(1.48)
Total distributions	(0.14)	(0.08)	(0.26)	(0.05)	(1.29)	(1.48)	(0.07)	(0.01)	(0.21)	-	(1.29)	(1.48)
Net asset value, end of year/period	$14.68	$13.35	$14.70	$11.06	$12.52	$21.48	$13.21	$11.99	$13.24	$10.01	$11.37	$19.78

Total return + #	11.14%	(8.66)%	35.49%	(11.31)%	(37.87)%	32.48%	10.79%	(9.36)%	34.52%	(11.96)%	(38.38)%	31.50%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$5,557	$4,848	$4,544	$8,654	$9,449	$15,112	$1,373	$1,486	$1,921	$1,849	$2,544	$4,736
Ratios of expenses to average net assets (including interest expense) (2): ^	1.61%	1.58%	1.78%	1.32%	1.27%	1.62%	2.36%	2.34%	2.57%	2.07%	2.02%	2.37%
Ratios of net investment income (loss) to average net assets: ^	1.98%	1.13%	1.34%	1.38%	0.60%	(0.33)%	1.27%	0.35%	0.54%	0.63%	(0.19)%	(1.07)%
Portfolio turnover rate (1)	39%	165%	78%	73%	58%	59%	39%	165%	78%	73%	58%	59%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.
+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.36%	1.32%	1.52%
(2) Ratios of expenses to average net assets (excluding interest expense):	1.61%	1.57%	1.75%				2.36%	2.33%	2.54%
^	Annualized for periods less than one year.
(1)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS

Dunham U.S. Enhanced Market Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year/period.

	Class N				Class A				Class C
	Six Months Ended	Year Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Year Ended	Period Ended
	April 30, 2026	October 31, 2025	October 31, 2024	October 31, 2023 *	April 30, 2026	October 31, 2025	October 31, 2024	October 31, 2023 *	April 30, 2026	October 31, 2025	October 31, 2024	October 31, 2023 *
	(Unaudited)				(Unaudited)				(Unaudited)
Net asset value, beginning of year/period	$16.91	$19.17	$13.88	$14.00	$16.87	$19.12	$13.86	$14.00	$16.68	$18.99	$13.81	$14.00
Income (loss) from investment operations:
Net investment income **	0.08	0.22	0.29	0.13	0.06	0.18	0.25	0.11	0.01	0.06	0.12	0.06
Net realized and unrealized gain (loss)	0.43	3.07	5.18	(0.25)	0.42	3.07	5.17	(0.25)	0.42	3.03	5.16	(0.25)
Total income (loss) from investment operations	0.51	3.29	5.47	(0.12)	0.48	3.25	5.42	(0.14)	0.43	3.09	5.28	(0.19)
Less distributions:
Distributions from net investment income	(0.23)	(0.28)	(0.18)	-	(0.18)	(0.23)	(0.16)	-	(0.10)	(0.13)	(0.10)	-
Distributions from net realized gains	(2.98)	(5.27)	-	-	(2.98)	(5.27)	-	-	(2.98)	(5.27)	-	-
Total distributions	(3.21)	(5.55)	(0.18)	-	(3.16)	(5.50)	(0.16)	-	(3.08)	(5.40)	(0.10)	-
Net asset value, end of year/period	$14.21	$16.91	$19.17	$13.88	$14.19	$16.87	$19.12	$13.86	$14.03	$16.68	$18.99	$13.81

Total return +#	3.69%	21.47%	39.70%	(0.86)%	3.54%	21.23%	39.33%	(1.00)%	3.21%	20.20%	38.34%	(1.36)%
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$126,906	$116,687	$88,811	$68,742	$10,480	$10,870	$9,782	$10,295	$1,304	$1,269	$759	$304
Ratios of expenses to average net assets: (1)^	1.16%	1.28%	1.29%	1.41%^	1.41%	1.54%	1.54%	1.66%^	2.16%	2.28%	2.29%	2.41%^
Ratios of net investment income to average net assets: ^	1.10%	1.43%	1.69%	1.82%^	0.85%	1.16%	1.46%	1.54%^	0.10%	0.41%	0.66%	0.84%^
Portfolio turnover rate (2)	34%	39%	66%	0%	34%	39%	66%	0%	34%	39%	66%	0%

*	The Fund commenced operations on May 1, 2023
**	The net investment income per share data was determined using the average shares outstanding throughout each year/period.
+	Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all periods and classes.
^	Annualized for periods less than one year.
(1) Ratios of expenses to average net assets (excluding interest expense):	1.16%	1.28%	1.28%		1.41%	1.54%	1.53%		2.16%	2.28%	2.28%
(2)	Not annualized for periods less than one year.

See accompanying notes which are an integral part to these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2026

1.	ORGANIZATION

Each Dunham Fund (each, a “Fund” and collectively the “Funds”) is a series of shares of beneficial interest in the Dunham Funds (the “Trust”), a Delaware Business Trust organized on November 28, 2007 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Dunham Funds currently consist of fifteen funds: Dunham Corporate/Government Bond Fund; Dunham Floating Rate Bond Fund; Dunham High-Yield Bond Fund; Dunham International Opportunity Bond Fund; Dunham Large Cap Value Fund; Dunham Small Cap Value Fund; Dunham Focused Large Cap Growth Fund; Dunham Small Cap Growth Fund; Dunham Emerging Markets Stock Fund; Dunham International Stock Fund; Dunham Dynamic Macro Fund; Dunham Long/Short Credit Fund; Dunham Monthly Distribution Fund; Dunham Real Estate Stock Fund; and Dunham U.S. Enhanced Market Fund. With the exception of Dunham Focused Large Cap Growth Fund, Dunham Real Estate Stock Fund, and Dunham U.S. Enhanced Market Fund, the remaining Funds are diversified funds within the meaning of the 1940 Act.

Fund	Primary Objective
Dunham Corporate/Government Bond Fund (“Corporate/Government Bond”)	Current income and capital appreciation
Dunham Floating Rate Bond Fund (“Floating Rate Bond”)	High level of current income
Dunham High-Yield Bond Fund (“High-Yield Bond”)	High level of current income
Dunham International Opportunity Bond Fund (“International Opportunity Bond”)	High level of current income
Dunham Large Cap Value Fund (“Large Cap Value”)	Maximize total return from capital appreciation and dividends
Dunham Small Cap Value Fund (“Small Cap Value”)	Maximize total return from capital appreciation and income
Dunham Focused Large Cap Growth Fund (“Focused Large Cap Growth”)	Maximize capital appreciation
Dunham Small Cap Growth Fund (“Small Cap Growth”)	Maximize capital appreciation
Dunham Emerging Markets Stock Fund (“Emerging Markets Stock”)	Maximize capital appreciation
Dunham International Stock Fund (“International Stock”)	Maximize total return from capital appreciation and dividends
Dunham Dynamic Macro Fund (“Dynamic Macro”)	Maximize total return from capital appreciation and dividends
Dunham Long/Short Credit Fund (“Long/Short Credit”)	Maximize total return under varying market conditions through both current income and capital appreciation
Dunham Monthly Distribution Fund (“Monthly Distribution”)	Positive returns in rising and falling market environments
Dunham Real Estate Stock Fund (“Real Estate Stock”)	Maximize total return from capital appreciation and dividends
Dunham U.S. Enhanced Market Fund (“U.S. Enhanced Market”)	Maximize long-term capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares. Each class represents an interest in the same assets of the applicable Fund with the only differences being that Class A shares are subject to a front-end sales charge and an annual distribution fee, Class C shares are subject to an annual service and distribution fee and Class N shares have a higher minimum investment amount. Investors that purchase $1,000,000 or more of Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. The Class C and Class N shares, with the exception of Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts. The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares. High-Yield Bond Class C and Class N shares commenced operations on July 1, 2005. The Class A shares for all Funds except Floating Rate Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on January 3, 2007. Monthly Distribution’s Predecessor Fund’s Class A shares and Class C shares commenced operations on December 26, 2000. Monthly Distribution’s Class N shares commenced operations on September 29, 2008. Dynamic Macro commenced operations on April 30, 2010. Focused Large Cap Growth commenced operations on December 8, 2011. Floating Rate Bond and International Opportunity Bond commenced operations on November 1, 2013. U.S. Enhanced Market commenced operations on May 1, 2023.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Segment Reporting Disclosure

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources.

The Chief Financial Officer, acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole, and the Fund’s asset allocation is managed in accordance with its Prospectus. The Fund operates as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund’s financial statements.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask price is used. If market quotations are not readily available, then securities will be valued using the “fair value” procedures approved by the Board of Trustees (the“Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) based on the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). U.S. Government and Agency securities are valued at the mean between the most recent bid and ask prices. Short-term debt instruments with a remaining maturity of more than 60 days and long-term debt securities including Bank Loans are valued each day by an independent pricing service elected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and ask prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and ask prices may be used. Short-term debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Funds may invest in portfolios of open-end, closed-end investment companies and Exchange Traded Funds (“ETFs”) (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by a Fund will not change.

Options and FLEX Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and ask price.

Futures and future options are valued daily at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation.

Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange are generally valued at the last quoted sales price of the swap (if exchange listed) or of the underlying security (if such security is exchange listed) or in the absence of a sale, fair valued at the mean between the current bid and ask prices.

Trading in securities on Far East securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (“NYSE”) is open). In addition, Far East securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s NAV is not calculated. Each Fund calculates the NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

accordance with procedures approved by the Board. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, management may determine that such developments are so significant that they will materially affect the value of a Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Both Emerging Markets Stock and International Stock utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its Valuation Designee based on the Trust’s Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Funds’ assets and liabilities measured at fair value:

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$-	$79,980,634	$-	$79,980,634
Corporate Bonds *	-	113,317,886	-	113,317,886
Non U.S. Government & Agencies	-	9,773,946	-	9,773,946
Term Loans *	-	14,097,869	-	14,097,869
U.S. Government & Agencies	-	103,846,463	-	103,846,463
Short-Term Investment	15,085,098	-	-	15,085,098
Total	$15,085,098	$321,016,798	$-	$336,101,896
Collateral for Securities Loaned (a)				5,167,145
Total Assets				$341,269,041
Assets - Derivatives
Futures Contracts	$3,000	$-	$-	$3,000
Total Asset Derivatives	$3,000	$-	$-	$3,000
Liabilities - Derivatives
Futures Contracts	$339,469	$-	$-	$339,469
Total Liability Derivatives	$339,469	$-	$-	$339,469

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$12,206,265	$-	$12,206,265
Corporate Bonds *	-	21,479,170	-	21,479,170
Term Loans *	-	184,215,569	0	184,215,569
Right	-	13,632	-	13,632
Warrant	-	38,753	-	38,753
Short-Term Investment	17,262,862	-	-	17,262,862
Total	$17,262,862	$217,953,389	$0	$235,216,251
Collateral for Securities Loaned (a)				3,895,353
Total Assets				$239,111,604

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds *	$-	$232,086,362	$-	$232,086,362
Short-Term Investment	11,239,746	-	-	11,239,746
Total	$11,239,746	$232,086,362	$-	$243,326,108
Collateral for Securities Loaned (a)				31,856,562
Total Assets				$275,182,670

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$-	$3,186	$-	$3,186
Common Stocks *	72,686	-	-	72,686
Convertible Bonds *	-	446,610	-	446,610
Corporate Bonds *	-	76,492,623	-	76,492,623
Non U.S. Government & Agencies *	-	42,892,983	-	42,892,983
Right	-	1,585	-	1,585
Short-Term Investment	3,875,635	-	-	3,875,635
Total	$3,948,321	$119,836,987	$-	$123,785,308
Collateral for Securities Loaned (a)				1,512,935
Total Assets				$125,298,243
Assets - Derivatives
Futures Contracts	$898,176	$-	$-	$898,176
Forward Foreign Currency Exchange Contracts	-	23,720	-	23,720
Total Asset Derivatives	$898,176	$23,720	$-	$921,896
Liabilities - Derivatives
Futures Contracts	$1,002,671	$-	$-	$1,002,671
Forward Foreign Currency Exchange Contracts	-	376,151	-	376,151
Swap Contracts	-	77,912	-	77,912
Total Liability Derivatives	$1,002,671	$454,063	$-	$1,456,734

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$208,219,054	$-	$-	$208,219,054
Short-Term Investments	3,750,985	-	-	3,750,985
Total	$211,970,039	$-	$-	$211,970,039
Collateral for Securities Loaned (a)				4,174,144
Total Assets				$216,144,183

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$92,345,479	$-	$-	$92,345,479
Short-Term Investments	2,180,421	-	-	2,180,421
Total	$94,525,900	$-	$-	$94,525,900
Collateral for Securities Loaned (a)				13,609,671
Total Assets				$108,135,571

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$241,996,139	$-	$-	$241,996,139
Short-Term Investment	641,796	-	-	641,796
Total	$242,637,935	$-	$-	$242,637,935
Collateral for Securities Loaned (a)				725,914
Total Assets				$243,363,849

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$83,191,380	$-	$-	$83,191,380
Short-Term Investment	2,610,884	-	-	2,610,884
Total	$85,802,264	$-	$-	$85,802,264
Collateral for Securities Loaned (a)				15,614,540
Total Assets				$101,416,804

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Emerging Markets

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund
Equity	$987,544	$-	$-	$987,544
Total Closed End Fund	987,544	-	-	987,544
Common Stocks
Aerospace & Defense	$1,146,605	$1,645,721	$-	$2,792,326
Asset Management	1,900,473	2,852,610	-	4,753,083
Banking	12,499,506	7,076,478	-	19,575,984
Beverages	-	455,540	-	455,540
Biotech & Pharma	-	668,196	-	668,196
Chemicals	822,531	-	-	822,531
E-Commerce Discretionary	-	4,707,109	-	4,707,109
Engineering & Construction	-	5,163,875	-	5,163,875
Forestry, Paper & Wood Products	282,066	-	-	282,066
Gas & Water Utilities	1,531,472	-	-	1,531,472
Health Care Facilities & Services	-	2,177,913	-	2,177,913
Home Construction	1,000,933	1,904,021	-	2,904,954
Industrial Intermediate Prod	-	1,258,460	-	1,258,460
Institutional Financial Services	1,919,495	-	-	1,919,495
Insurance	-	979,294	-	979,294
Internet Media & Services	1,088,158	6,741,649	-	7,829,807
Leisure Facilities & Services	1,136,080	487,491	-	1,623,571
Machinery	-	367,684	-	367,684
Metals & Mining	1,981,124	1,226,827	-	3,207,951
Oil & Gas Producers	5,356,899	-	0	5,356,899
Real Estate Owners & Developers	2,133,184	1,034,225	-	3,167,409
Renewable Energy	-	2,589,316	-	2,589,316
Retail - Consumer Staples	-	1,227,462	0	1,227,462
Retail - Discretionary	864,375	-	-	864,375
Semiconductors	27,839,464	3,219,076	-	31,058,540
Technology Hardware	19,343,117	1,806,905	-	21,150,022
Telecommunications	1,501,936	-	-	1,501,936
Transportation Equipment	-	2,411,292	-	2,411,292
Total Common Stocks	82,347,418	50,001,144	-	132,348,562
Preferred Stocks
Real Estate Owners & Developers	$186,446	$-	$-	$186,446
Technology Hardware	2,199,779	-	-	2,199,779
Total Preferred Stock	2,386,225	-	-	2,386,225
Short-Term Investments	244,951	-	-	244,951
Total	$85,966,138	$50,001,144	$-	$135,967,282
Collateral for Securities Loaned (a)				5,565,839
Total Assets				$141,533,121

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$425,724	$4,996,720	$-	$5,422,444
Apparel & Textile Products	600,906	-	-	600,906
Asset Management	344,406	1,115,121	-	1,459,527
Automotive	1,660,797	1,867,488	-	3,528,285
Banking	7,159,190	23,496,984	-	30,656,174
Beverages	239,168	275,939	0	515,107
Biotech & Pharma	6,632,007	5,602,089	-	12,234,096
Chemicals	2,331,605	3,110,840	0	5,442,445
Commercial Support Services	980,833	529,344	-	1,510,177
Construction Materials	308,203	172,094	-	480,297
Containers & Packaging	1,527,000	-	-	1,527,000
Diversified Industrials	-	84,737	-	84,737
Diversified Telecommunication Services	923,178	-	-	923,178
Electric Utilities	1,305,859	-	-	1,305,859
Electrical Equipment	1,618,619	7,572,944	-	9,191,563
Engineering & Construction	149,258	408,142	-	557,400
Entertainment Content	1,202,394	962,343	-	2,164,737
Food	1,641,442	-	-	1,641,442
Gas & Water Utilities	136,869	-	-	136,869
Health Care Facilities & Services	1,847,382	695,984	-	2,543,366
Home & Office Products	167,591	68,351	-	235,942
Home Construction	-	67,807	-	67,807
Household Products	3,731,847	-	-	3,731,847
Industrial Intermediate Prod	-	1,205,009	-	1,205,009
Industrial Support Services	-	2,503,676	-	2,503,676
Institutional Financial Services	1,406,863	509,899	-	1,916,762
Insurance	1,723,999	6,209,746	-	7,933,745
Internet Media & Services	163,673	-	-	163,673
Leisure Facilities & Services	1,648,854	-	-	1,648,854
Machinery	5,815,736	171,270	-	5,987,006
Medical Equipment & Devices	3,905,516	85,545	-	3,991,061
Metals & Mining	13,400,658	4,149,995	0	17,550,653
Oil & Gas Producers	21,060,260	674,168	0	21,734,428
Office REIT	602	-	-	602
Publishing & Broadcasting	76,854	-	-	76,854
Real Estate Owners & Developers	1,229,492	346,455	-	1,575,947
Renewable Energy	3,065,157	258,226	-	3,323,383
Retail - Consumer Staples	794,530	112,726	-	907,256
Retail - Discretionary	3,664,885	-	-	3,664,885
Retail REIT	144,085	-	-	144,085
Semiconductors	35,477,717	-	-	35,477,717
Software	4,843,114	-	-	4,843,114
Specialty Finance	245,675	-	-	245,675
Technology Hardware	28,476,029	-	-	28,476,029
Technology Services	2,086,268	-	-	2,086,268
Telecommunications	1,615,604	-	-	1,615,604
Transportation & Logistics	6,679,039	-	-	6,679,039
Transportation Equipment	1,905,625	-	-	1,905,625
Wholesale - Discretionary	1,044,052	-	-	1,044,052
Total Common Stocks	175,408,565	67,253,642	-	242,662,207
Exchange Traded Funds	1,237,600	-	-	1,237,600

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

International Stock

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Automotive	-	118,769	-	118,769
Banking	471,397	-	-	471,397
Biotech & Pharma	-	190,931	-	190,931
Oil & Gas Producers	412,338	-	-	412,338
Technology Hardware	-	2,133,487	-	2,133,487
Total Preferred Stocks	883,735	2,443,187	-	3,326,922
Warrant
Software	-	-	-	-
Short-Term Investments	269	-	-	269
Total	$27,145,959	$144,663,880	$-	$247,226,998
Collateral for Securities Loaned (a)				22,718,011
Total Assets				$269,945,009

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,810,520	$-	$-	$30,810,520
Corporate Bonds *	-	15,022,278	-	15,022,278
Non U.S. Government & Agencies	-	4,482,711	-	4,482,711
U.S. Government & Agencies	-	35,348,327	-	35,348,327
Short-Term Investments	11,070,340	-	-	11,070,340
Total	$41,880,860	$54,853,316	$-	$96,734,176
Collateral for Securities Loaned (a)				6,671,004
Total Assets				$103,405,180
Assets - Derivatives
Futures Contracts	$19,534	$-	$-	$19,534
Total Asset Derivatives	$19,534	$-	$-	$19,534
Liabilities - Derivatives
Futures Contracts	$1,371,567	$-	$-	$1,371,567
Total Liability Derivatives	$1,371,567	$-	$-	$1,371,567

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds *	$-	$122,716,061	$-	$122,716,061
Municipal Bonds *	-	2,528,735	-	2,528,735
U.S. Government & Agencies	-	198,916,439	-	198,916,439
Short-Term Investment	6,046,239	-	-	6,046,239
Total	$6,046,239	$324,161,235	$-	$330,207,474
Collateral for Securities Loaned (a)				2,789,456
Total Assets				$332,996,930
Assets - Derivatives
Futures Contracts	$1,531,075	$-	$-	$1,531,075
Credit Default Swap Contracts	-	330,647	-	330,647
Total Asset Derivatives	$1,531,075	$330,647	$-	$1,861,722
Liabilities - Derivatives
Credit Default Swap Contracts	$-	$612,494	$-	$612,494
Total Return Swap Contracts	-	229,349	-	229,349
Total Liability Derivatives	$-	$841,843	$-	$841,843

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Closed-End Fund	$-	$-	$3,085,978	$3,085,978
Common Stocks *	216,842,855	-	-	216,842,855
Rights	-	-	914,339	914,339
Short-Term Investment	22,022,087	-	-	22,022,087
Total	$238,864,942	$-	$4,000,317	$242,865,259
Collateral for Securities Loaned (a)				8,837,990
Total Assets				$251,703,249
Liabilities
Securities Sold Short*	$90,439,935	$-	$-	$90,439,935
Total Liabilities	$90,439,935	$-	$-	$90,439,935
Assets - Derivatives
Forward Foreign Currency Exchange Contracts	$-	$964,197	$-	$964,197
Total Asset Derivatives	$-	$964,197	$-	$964,197
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$-	$1,126,903	$-	$1,126,903
Total Liability Derivatives	$-	$1,126,903	$-	$1,126,903

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$2,032,804	$-	$-	$2,032,804
REITs *	69,137,479	-	-	69,137,479
Short-Term Investment	495,573	-	-	495,573
Total	$71,665,856	$-	$-	$71,665,856
Collateral for Securities Loaned (a)				10,176,229
Total Assets				$81,842,085

U.S. Enhanced Market

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$69,706,111	$-	$69,706,111
Purchased Options	-	53,707,461	-	53,707,461
Short-Term Investments	15,032,434	-	-	15,032,434
Total Assets	$15,032,434	$123,413,572	$-	$138,446,006
Assets - Derivatives
Futures Contracts	581,610	-	-	581,610
Total Asset Derivatives	$581,610	$-	$-	$581,610
Liabilities - Derivatives
Futures Contracts	$1,275,375	$-	$-	$1,275,375
Total Liability Derivatives	$1,275,375	$-	$-	$1,275,375

*	See each Fund’s Schedule of Investments for breakdown by industry.
(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

The following is a reconciliation for the Funds for which Level 3 inputs were used in determining value:

	Beginning balance October 31, 2025	Total realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Amortization	Net Purchases	Net Sales	Net transfers into Level 3	Net transfers (out) of Level 3	Ending balance April 30, 2026
Floating Rate Bond
Term Loans	$-	$-	$-	$-	$-	$-	$-	$-	$-

High-Yield Bond
Corporate Bond	68,642	7,562	113	933	-	(77,250)	-	-	-

Emerging Markets
Common Stocks	-	-	-	-	-	-	-	-	-

International Stock
Common Stocks	-	-	-	-	-	-	-	-	-

Long/Short Credit
Common Stock	5,700	(54,080)	52,030	-	-	(3,650)	-	-	-

Monthly Distribution
Closed End Fund	3,209,417		(123,439)	-	-	-	-	-	3,085,978
Common Stock	72,063	(326,160)	329,248	-	-	(75,151)	-	-	-
Rights	889,495	-	24,844	-	-	-	-	-	914,339

Quantitative disclosures of unobservable inputs and assumptions used are below:

Investments in Securities:	Fair Value	Valuation Techniques	Unobservable Input	Input Range	Impact to valuation from an increase in input
Floating Rate Bond
Term Loans	$-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$-

Emerging Markets
Common Stock	$-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$-

International Stock
Common Stock	$-	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$-

Monthly Distribution
Closed End Fund	$3,085,978	Broker Quote	Indicative Value	$1.25	Increase
Rights	914,339	Broker Quote	Indicative Value	$0.30-$1.60*	Increase
Total Fair Value Securities	$4,000,317

*	The weighted average price of Rights at April 30, 2026 was $1.43.

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rates at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received and are included with the net realized and unrealized gain or loss on investment securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included in net realized gains (losses) from forward foreign currency exchange contracts in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

d. Options – Dynamic Macro and Monthly Distribution are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. These Funds may purchase call and put options. In addition, Enhanced Market may purchase options (including FLEX Options).

Call Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by that Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, that Fund will realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option. When a Fund writes a put option, that Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

Put Options. If such a decline occurs, the put options will permit that Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by that Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to that Fund. In addition, if the price of the security in connection with which an option was purchased moves in a direction favorable to that Fund, the benefits realized by that Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

FLEX Options. Enhanced Market gains equity exposure through investments in S&P 500 Index options (including FLEX Options) and futures, but does not invest directly in equity securities as part of its investment strategy. FLEX Options are customized index option contracts traded on an exchange. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the Fund’s FLEX Option holdings are subject to the following risks:

●	Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the relevant index, changes in the actual and implied volatility of the index, and the remaining time until the options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the index (although they generally move in the same direction).

●	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

●	Counterparty Risk. The FLEX Options are issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

●	Correlation Risk. The value of the FLEX Options positions is not anticipated to increase or decrease at the same rate as the index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the index.

e. Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds may maintain cash balances, which, at times, may exceed federally insured limits. The Funds may also hold cash balances with brokers which accounts are not federally insured. The Funds maintain these balances with a high quality financial institution.

f. Swap Agreements – International Opportunity Bond, Long/Short Credit and Monthly Distribution may enter into interest rate, index, total return, credit default and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

g. Swaps Risk. The Fund may use swaps to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

h. Futures Contracts – International Opportunity Bond, Dynamic Macro, Long/Short Credit, and U.S. Enhanced Market are subject to equity risk, interest rate risk and forward currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, and foreign exchange rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

i. Short Sales – The Funds may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is obligated to pay over any dividends and accrued interest on borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements.

j. Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of April 30, 2026:

Location on the Statements of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Investments in securities	Option contracts written
Interest Rate/Credit Risk Contracts	Unrealized appreciation on futures	Unrealized depreciation on futures
	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of April 30, 2026:

Asset Derivatives Investment Value
	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2026
Corporate/Government Bond
Futures Contracts	$-	$-	$3,000	$-	$3,000
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$-	$23,720	$-	$-	$23,720
Futures Contracts	-	-	898,176	-	898,176
Dynamic Macro
Futures Contracts	$-	$-	$19,534	$-	$19,534
Long/Short Credit
Futures Contracts	$-	$-	$1,531,075	$-	$1,531,075
Credit Default Swap Contracts	-	-	-	330,647	330,647
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$964,197	$-	$-	$964,197
U.S. Enhanced Market
Purchased Options	$53,707,461	$-	$-	$-	$53,707,461
Futures Contracts	581,610	-	-	-	581,610

Liability Derivatives Investment Value
	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2026
Corporate/Government Bond
Futures Contracts	$-	$-	$339,469	$-	$339,469
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$-	$376,151	$-	$-	$376,151
Futures Contracts	-	-	1,002,671	-	1,002,671
Credit Default Swap Contract	-	-	-	77,912	77,912
Dynamic Macro
Futures Contracts	$1,371,567	$-	$-	$-	$1,371,567
Long/Short Credit
Total Return Swap Contracts	$-	$-	$229,349	$-	$229,349
Credit Default Swap Contracts	-	-	-	612,494	612,494
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$1,126,903	$-	$-	$1,126,903
U.S. Enhanced Market
Futures Contracts	$-	$-	$1,275,375	$-	$1,275,375

The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the six months ended April 30, 2026.

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/	Net realized gain (loss) from: Futures,
Interest Rate/Credit Risk Contracts	Purchased options, Written options, Swap contracts, Forward foreign currency exchange contracts

Net change in unrealized appreciation (depreciation) on: Futures, Purchased options, Written options, Swap contracts, and Forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2026:

Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment type	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2026
Corporate/Government Bond
Futures Contracts	$-	$-	$178,983	$-	$178,983
Credit Default Swap Contracts	-	-	-	54,805	54,805
International Opportunity Bond
Futures Contracts	$-	$-	$(630,069)	$-	$(630,069)
Forward Foreign Currency Exchange Contracts	-	477,479	-	-	477,479
Credit Default Swap Contracts	-	-	-	(59,902)	(59,902)
Dynamic Macro
Forward Foreign Currency Contracts	$-	$(278,163)	$-	$-	$(278,163)
Futures Contracts	(1,964,201)	-	(261,016)	-	(2,225,217)
Long/Short Credit
Futures Contracts	$-	$-	$(643,817)	$-	$(643,817)
Credit Default Swap Contracts	-	-	-	(1,532,138)	(1,532,138)
Total Return Swap Contracts	-	-	41,851	-	41,851
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$637,012	$-	$-	$637,012
Purchased Options	(519,269)	-	-	-	(519,269)
Written Options	293,625	-	-	-	293,625
U.S. Enhanced Market
Futures Contracts	$172,745	$-	$205,225	$-	$377,970
Purchased Options	10,495,255	-	-	-	10,495,255

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment type	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Risk Contracts	Total at April 30, 2026
Corporate/Government Bond
Futures Contracts	$-	$-	$(336,469)	$-	$(336,469)
International Opportunity Bond
Futures Contracts	$-	$-	$(62,019)	$-	$(62,019)
Credit Default Swap Contracts	-	-	-	(28,303)	(28,303)
Forward Foreign Currency Exchange Contracts	-	(994,758)	-	-	(994,758)
Dynamic Macro
Futures Contracts	$(142,754)	$-	$(1,258,706)	$-	$(1,401,461)
Long/Short Credit
Futures Contracts	$-	$-	$2,052,620		$2,052,620
Credit Default Swap Contracts	-	-	-	756,318	756,318
Total Return Swap Contracts	-	-	(298,172)	-	(298,172)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$-	$(851,523)	$-	$-	$(851,523)
Purchased Options	326,050	-	-	-	326,050
U.S. Enhanced Market
Futures Contracts	$269,243	$-	$(1,539,946)	$-	$(1,270,703)
Purchased Options	(4,979,571)	-	-	-	(4,979,571)

The average notional value of the derivative instruments for the six months ended April 30, 2026 based on quarter end positions is disclosed below:

Average Notional Value
	Long Futures	Short Futures	Purchased Options	Written Options	Total Return Swaps - Long	Credit Default Swaps - Long	Credit Default Swaps - Short	Forward Foreign Currency Contracts
Corporate/Government Bond	$8,035,328	$230,063	$-	$-	$-	$1,722,600	$-	-
International Opportunity Bond	40,960,574	43,632,186	-	-	-	6,747,500	-	61,255,168
Dynamic Macro	27,617,174	6,810,365	-	-	-	-	-	-
Long/Short Credit	-	37,262,551	-	-	13,999,999	77,250,000	19,250,000	-
Monthly Distribution	-	-	-	-	-	-	-	86,503,515
U.S. Enhanced Market	128,063,147	-	158,150,000	-	-	-	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

k. Offsetting of Financial Assets & Liabilities and Derivative Assets & Liabilities – International Opportunity Bond, Dynamic Macro, Long/Short Credit, Monthly Distribution and U.S. Enhanced Market policies are to recognize a gross asset or liability equal to the unrealized amounts on forward foreign currency exchange contracts, swaps and written options. The futures held by the Funds are not subject to offsetting. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2026.

International Opportunity Bond
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Barclays	$2,770	$-	$2,770	$(2,770)	$-	$-
	Citibank	1,732	-	1,732	(1,732)	-	-
	JP Morgan Chase	19,218	-	19,218	(19,218)	-	-
Total		$23,720	$-	$23,720	$(23,720)	$-	$-

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Barclays	$(213,751)	$-	$(213,751)	$2,770	$-	$(210,981)
	Citibank	(94,880)	-	(94,880)	1,732	-	(93,148)
	JP Morgan Chase	(67,520)	-	(67,520)	19,218	-	(48,302)
Credit Default Swap	Citibank	(77,912)	-	(77,912)	-	77,912	-
Total		$(454,063)	$-	$(454,063)	$23,720	$77,912	$(352,431)

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Long/Short Credit
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Credit Default Swaps	HSBC	$35,406	$-	$35,406	$(35,406)	$-	$-
Credit Default Swaps	Barclays	295,241	-	295,241	(295,241)	-	-
Total		$330,647	$-	$330,647	$(330,647)	$-	$-

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Credit Default Swaps	HSBC	$(50,961)	$-	$(50,961)	$35,406	$-	$(15,555)
Credit Default Swaps	Barclays	(561,533)	-	(561,533)	295,241	-	(266,292)
Total Return Swap	Goldman Sachs	(229,349)	-	(229,349)	-	-	(229,349)
Total		$(841,843)	$-	$(841,843)	$330,647	$-	(511,196)

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Monthly Distribution Fund
Assets:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Morgan Stanley FX	$964,197	$-	$964,197	$-	$-	$964,197
Total		$964,197	$-	$964,197	$-	$-	$964,197

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets &	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Forward Foreign Currency Exchange Contracts	Morgan Stanley FX	$(1,126,903)	$-	$(1,126,903)	$-	$-	$(1,126,903)
Total		$(1,126,903)	$-	$(1,126,903)	$-	$-	$(1,126,903)

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

l. Deposits with Broker for Futures, Options, Swaps, Securities Sold Short and Forward Foreign Exchange Contracts

Fund	Derivative Type	Broker	Deposit with Broker
Corporate/Government Bond	Futures	Barclays	$596,873
International Opportunity Bond	Swaps	Citibank	349,837
	Futures	Barclays	1,209,568
	Forward Foreign Exchange Contracts	JPMorgan	370,000
Dynamic Macro	Futures	Morgan Stanley	2,621,384
Long/Short Credit	Swaps	HSBC	2,138,954
	Swaps	Barclays	-
	Futures	HSBC	(1,622,638)
Monthly Distribution	Securities Sold Short	JP Morgan	123,173,399
U.S. Enhanced Market	Futures	Societe Generale	941,806

m. Exchanged Traded Funds – The Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

n. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income less foreign tax withholding (if any), and expense is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date that the respective Fund, using reasonable diligence, becomes aware of such dividends and foreign tax withholding (If any). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class. The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

recharacterize distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

o. Foreign Capital Gains Taxes – Foreign Capital Gains taxes are generally based on either income or gains earned or repatriated cash. Foreign Capital Gains tax is provided in accordance with the Funds’ understanding of applicable country’s tax using a tax service in that country. Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Trust is monitoring and recording accrued foreign capital gains tax on appreciated securities of $168,192 as of April 30, 2026, on Emerging Markets as shown on the Statement of Assets and Liabilities. For the six months ended April 30, 2026, Emerging Markets recorded net change in unrealized appreciation on Accrued Foreign Capital Gains Tax and Realized Capital Gains tax on Appreciated Securities of $313,605 and $168,192 as shown on the Statement of Operations.

p. Foreign Tax Reclaims – The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

q. Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2022 to 2024 and expected to be taken in tax year 2025 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

r. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond, Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Long/Short Credit, and Monthly Distribution which will distribute their respective net investment income, if any, monthly. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date. Monthly Distribution’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate (“Prime Rate”). Additionally, Monthly Distribution’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of Monthly Distribution’s current net asset value per share. Shareholders receiving periodic payments from Monthly Distribution may be under the impression that they are receiving net income. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from Monthly Distribution is net income.

s. Real Estate Investment Trusts – Real Estate Stock invests primarily in REITs. Distributions from REITs may be characterized as dividends, capital gains, and/or return of capital.

t. Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

u. Commitments and Contingencies – The Floating Rate Bond Fund purchases Commercial loans (whether through participations or as a lender of record) that may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of April 30, 2026, the Fund had the following unfunded loan commitments as noted in the Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $240,943, $239,928, and $(1,015), respectively, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Borrower	Principal
Azuria Water Solutions, Inc	$118,760
Kaman Corporation Floating Rate	51 160
Trio Bidco, Inc. Floating Rate	71,023
Total	$240,943

3.	PRINCIPAL INVESTMENT RISKS

a. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but are similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

The risk in writing a call option is that a Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received. The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received. Generally, option transactions also involve risks concerning liquidity of the options market. An illiquid market for an option may limit a Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

b. Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. For example, the novel coronavirus (COVID -19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds’ portfolio investments.

c. Emerging Markets Risk – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

d. Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds. The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser. As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets. The Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser and the Trust, on behalf of each Fund. Under the Sub-Advisory Agreements, each Fund pays the Sub-Adviser a “Fulcrum Fee.” A Fulcrum Fee is a performance fee whereby the Sub-Adviser is rewarded when out-performing, or is penalized when under-performing, a Fund’s benchmark index. As a result of the Fulcrum Fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

	Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Corporate/Government Bond	0.65% – 0.95%	0.50%	0.15% – 0.45%
Floating Rate Bond	0.78% – 0.98%	0.60%	0.18% – 0.38%
High-Yield Bond	0.82% – 1.02%	0.60%	0.22% – 0.42%
International Opportunity Bond	0.80% – 1.30%	0.60%	0.20% – 0.70%
Large Cap Value	0.75% – 1.15%	0.65%	0.10% – 0.50%
Small Cap Value	0.85% – 1.35%	0.65%	0.20% – 0.70%
Focused Large Cap Growth	0.85% – 1.15%	0.65%	0.20% – 0.50%
Small Cap Growth	0.65% – 1.65%	0.65%	0.00% – 1.00%
Emerging Markets Stock	0.70% – 1.50%	0.65%	0.05% – 0.85%
International Stock	0.95% – 1.65%	0.65%	0.30% – 1.00%
Dynamic Macro	0.90% – 1.60%	0.65%	0.25% – 0.95%
Long/Short Credit	0.70% – 1.80%	0.65%	0.05% – 1.15%
Monthly Distribution	0.87% – 1.63%	0.65%	0.22% – 0.98%
Real Estate Stock *	0.70% – 1.50%	0.65%	0.05% – 0.85%
U.S. Enhanced Market	0.95% – 1.35%	0.65%	0.30% – 0.70%

*	Prior to October 1, 2025, the Sub-Adviser’s portion for Real Estate Stock was 0.15%-0.75% and the Management fee range was 0.80%-1.40%

Each Fund’s Sub-Advisory Fulcrum Fee is calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”). Depending on a Fund’s net performance versus its benchmark, the Sub-Adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively. In addition, some Fulcrum Fees employ a “null zone” around the base fee, whereby small differences in performance versus the benchmark will not trigger a fee increase or decrease. During the first 12 months of the Fulcrum Fee arrangement, the Performance Fee is calculated daily from inception date of the agreement to the calculation date and is applied to the average daily net assets of the Funds during the calculation period. After the initial 12 months, the Performance Fee is calculated on a daily basis based on comparative performance over a rolling 12-month period.

Depending on the particular Sub-Advisory Agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the Sub-Advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”). However, because each such Sub-Advisory Agreement requires that the Sub-Adviser only be paid out the monthly Minimum Fee during the first year, the Sub-Adviser, in most cases, will receive less compensation until the end of the first year. At the end of the first year of the agreement, the Sub-Adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year. Therefore, in the first year, the Fulcrum Fee methodology has three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum Fee less the Minimum Fee.

By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by the Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period. If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the Performance Fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time. Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%. In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

The table below lists the current Sub-Advisers along with their Fulcrum Fee arrangements.

Fund	Sub-Adviser	Benchmark	Base Fee	Null Zone	Minimum Fee	Maximum Fee
Corporate/Government Bond	Virtus Fixed Income Advisers, LLC	Bloomberg US Aggregate Bond Index	0.30%	+/- 0.15%	0.15%	0.45%
Floating Rate Bond	PineBridge Investments LLC	Morningstar/LSTA U.S. Leveraged Loan 100 Index	0.28%	+/- 0.00%	0.18%	0.38%
High-Yield Bond	PineBridge Investments LLC	Bloomberg U.S. Corporate High Yield Bond Ba/B 2% Issuer Capped Index	0.32%	+/- 0.00%	0.22%	0.42%
International Opportunity Bond	Virtus Fixed Income Advisers, LLC	Bloomberg Global ex US Aggregate Bond Index (Hedged)	0.45%	+/- 0.00%	0.20%	0.70%
Large Cap Value	Great Lakes Advisors, LLC.	Russell 1000 Value Total Return Index	0.30%	+/- 0.00%	0.10%	0.50%
Small Cap Value	Boston Partners Global Investors, Inc.	Russell 2000 Value Total Return Index	0.45%	+/- 0.00%	0.20%	0.70%
Focused Large Cap Growth	The Ithaka Group, LLC	Russell 1000 Growth Total Return Index	0.35%	+/- 0.00%	0.20%	0.50%
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth Total Return Index	0.50%	+/- 0.20%	0.00%	1.00%
Emerging Markets Stock	NS Partners Ltd.	MSCI Emerging Markets Index (Net)	0.45%	+/- 0.00%	0.05%	0.85%
International Stock	Arrow street Capital L.P.	MSCI All Country World Index ex USA (Net)	0.65%	+/- 0.20%	0.30%	1.00%
Dynamic Macro	Vontobel Asset Management, Inc.	Dow Jones Moderately Aggressive Portfolio Index	0.60%	+/- 0.00%	0.25%	0.95%
Long/Short Credit	Metlife Investment Advisors, LLC	BofA Merrill Lynch US 3-month Treasury Bill Index PLUS 300 bps (3.00%)	0.60%	+/- 0.00%	0.05%	1.15%
Monthly Distribution	Grantham, Mayo, Van Otterloo & Co., LLC	Credit Suisse Merger Arbitrage Liquid Index	0.60%	+/- 0.00%	0.22%	0.98%
Real Estate Stock *	PGIM, Inc.	Dow Jones Global Select REIT Total Return Index (Net)	0.45%	+/- 0.00%	0.05%	0.85%
U.S. Enhanced Market	PGIM Quantitative Solutions LLC	S&P 500 Total Return Index	0.50%	+/- 0.00%	0.30%	0.70%

*	Effective October 1, 2025 PGIM, Inc. replaced American Assets Capital Advisers, LLC. as sub-adviser. Prior to October 1, 2025, American Capital Advisors had a base fee of 0.45%, a minimum fees of 0.15% and a maximum fee of 0.75%. Additionally, effective October 1, 2025, the benchmark index of the Fund changed from the Dow Jones U.S. Real Estate Total Return Index to the Dow Jones Global Select REIT Total Return Index (Net).

b. Administration, Fund Accounting and Transfer Agency Fees – Ultimus Fund Services, LLC (“UFS” or the “Administrator”) serves as the administrator, fund accountant and transfer agent for the Funds. For providing administration services, UFS receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates; 0.07% on the first $250 million of average net assets; 0.05% on average net assets between $250 million and $500 million; 0.03% on average net assets between $500 million and $1 billion; and 0.01% on average net assets over $1 billion. Such fees are subject to an annual minimum of $400,000 in total for the entire Trust. For providing fund accounting services, UFS receives from the Trust a minimum annual fee of $262,500. For providing transfer agent services, UFS receives from the Trust a minimum annual fee of $214,000 plus a per account charge for 75,000 or more accounts.

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

c. Distributor – The Distributor of the Funds is Dunham & Associates (the “Distributor”). The Funds have adopted an Amended and Restated Rule 12b-1 Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class A and Class C shares. The Plan for Class A shares authorizes the Funds to pay distribution fees to the Distributor or other entities on a monthly basis at an annualized rate of up to 0.25% of the average daily net assets attributable to Class A shares. The Plan for Class C shares authorizes the Funds to pay distribution fees at the annualized rate of 0.75% for the equity Funds and 0.50% for the fixed income Funds and shareholder servicing fees at the annualized rate of 0.25% to the Distributor or other entities on a monthly basis based on the average daily net assets attributable to Class C shares. Class N shares do not pay distribution fees or shareholder servicing fees.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

	Distributor Sales Charges	12b-1 and Shareholder Service
Fund	Class A	Class A	Class C
Corporate/Government Bond	$1,055	$17,259	$15,330
Floating Rate Bond	7	10,618	16,784
High-Yield Bond	234	12,790	12,202
International Opportunity Bond	2	6,314	3,397
Large Cap Value	21,615	22,761	21,976
Small Cap Value	327	7,874	9,964
Focused Large Cap Growth	11,096	23,312	34,709
Small Cap Growth	4,033	10,637	10,400
Emerging Markets Stock	172	14,813	11,446
International Stock	23,099	15,931	25,547
Dynamic Macro	17	10,717	7,293
Long/Short Credit	3	16,785	12,979
Monthly Distribution	78	20,049	52,349
Real Estate Stock	22	6,665	6,994
U.S. Enhanced Market	489	12,521	6,378

d. Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive $6,250 for each Board meeting attended in-person; $2,500 for all electronically-attended Board meetings; $1,000 for in-person committee meetings and $500 for telephonic committee meetings, unless the committee meeting is on the same day as a Board meeting, in which case the Trustee will not be compensated for the committee meeting. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other Funds managed by the Adviser. The Trust has agreed to pay the Adviser a fee in the amount of $154,500 per annum, effective January 1, 2025, including an annual discretionary bonus as may be awarded as compensation for providing an officer or employee of the Adviser to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Adviser for the time of other officers or employees of the Adviser who serve in other compliance capacities for the Funds.

e. Commission Recapture – During the six months ended April 30, 2026 certain Funds had portfolio trades executed with a broker pursuant to a commission recapture agreement under which the broker returned a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such commission recapture agreement, are included in Fees paid indirectly in the Funds’ Statements of Operations and will be paid directly by the broker for the expenses of the Fund. For the six months ended April 30, 2026, the amounts received by the Administrator on behalf of certain participating Funds under this arrangement were: Large Cap Value - $1,933, Focused Large Cap Growth - $1,923 and Small Cap Growth - $1,353.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2026 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Proceeds of U.S. Government Securities
Corporate/Government Bond	$61,248,259	$30,310,667	$9,369,938	$20,025
Floating Rate Bond	82,591,069	61,050,321	-	-
High-Yield Bond	85,344,039	67,663,976	-	-
International Opportunity Bond	55,956,079	29,161,329	-	-
Large Cap Value	13,519,911	18,983,959	-	-
Small Cap Value	37,070,736	52,244,578	-	-
Focused Large Cap Growth	96,201,399	35,788,707	-	-
Small Cap Growth	49,776,921	65,030,828	-	-
Emerging Markets Stock	69,367,617	93,582,068	-	-
International Stock	172,088,166	138,619,760	-	-
Dynamic Macro	33,389,031	23,604,140	26,855,801	34,500,000
Long/Short Credit	89,190,685	69,016,172	330,907,509	143,890,796
Monthly Distribution	354,497,265	356,695,276	-	-
Real Estate Stock	33,632,661	24,884,953	-	-
U.S. Enhanced Market	22,237,963	26,769,410	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Corporate/Government Bond	$345,409,900	$2,682,256	$(6,823,115)	(4,140,859)
Floating Rate Bond	245,187,363	1,393,305	(7,469,064)	(6,075,759)
High-Yield Bond	274,897,881	3,702,106	(3,417,317)	284,789
International Opportunity Bond	125,571,194	3,702,117	(3,975,068)	(272,951)
Large Cap Value	125,777,610	94,011,254	(3,644,681)	90,366,573
Small Cap Value	91,882,163	23,626,524	(7,373,116)	16,253,408
Focused Large Cap Growth	158,149,803	92,348,016	(7,133,970)	85,214,046
Small Cap Growth	82,238,132	21,426,052	(2,247,380)	19,178,672
Emerging Markets Stock	87,910,102	61,728,898	(8,105,879)	53,623,019
International Stock	213,197,340	71,714,812	(14,967,143)	56,747,669
Dynamic Macro	97,193,685	6,529,065	(1,669,603)	4,859,462
Long/Short Credit	336,468,406	16,765,316	(20,236,792)	(3,471,476)
Monthly Distribution	155,529,075	40,338,405	(34,604,166)	5,734,239
Real Estate Stock	70,984,371	11,632,166	(774,452)	10,857,714
U.S. Enhanced Market	144,173,223	12,502,086	(18,229,303)	(5,727,217)

7.	SHARES OF BENEFICIAL INTEREST

Following is a summary of shareholder transactions for each Fund for the six months ended April 30, 2026 and for the year ended October 31, 2025:

For the six months ended April 30, 2026:

	Class N Shares				Class A Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	3,514,370	516,903	(1,254,822)	2,776,451	42,020	21,490	(168,650)	(105,140)
Floating Rate Bond	2,982,852	934,887	(1,244,987)	2,672,752	48,334	37,315	(167,832)	(82,183)
High-Yield Bond	3,637,961	773,771	(2,568,536)	1,843,196	32,317	31,879	(243,043)	(178,847)
International Opportunity Bond	3,386,662	303,505	(425,120)	3,265,047	92,207	13,132	(99,800)	5,539
Large Cap Value	560,302	390,678	(778,329)	172,651	42,352	31,962	(117,187)	(42,873)
Small Cap Value	295,669	293,879	(1,221,426)	(631,878)	12,760	21,758	(117,838)	(83,320)
Focused Large Cap Growth	2,155,774	661,913	(478,914)	2,338,773	186,991	76,166	(75,146)	188,011
Small Cap Growth	273,749	112,763	(861,916)	(475,404)	19,470	14,308	(87,290)	(53,512)
Emerging Markets Stock	588,323	170,721	(1,589,617)	(830,573)	14,282	15,979	(224,921)	(194,660)
International Stock	3,272,545	748,729	(1,850,521)	2,170,753	44,994	52,290	(142,469)	(45,185)
Dynamic Macro	772,318	772,102	(521,406)	1,023,014	29,228	78,815	(142,141)	(34,098)
Long/Short Credit	4,791,663	685,600	(2,147,256)	3,330,007	48,337	28,885	(253,384)	(176,162)
Monthly Distribution	1,238,602	284,868	(585,133)	938,337	16,370	20,033	(87,091)	(50,688)
Real Estate Stock	910,909	54,375	(253,648)	711,636	82,340	4,487	(71,523)	15,304
U.S. Enhanced Market	1,007,314	1,592,207	(568,322)	2,031,199	54,426	137,823	(98,075)	94,174

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

	Class C Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	44,289	5,706	(57,380)	(7,385)
Floating Rate Bond	34,696	18,117	(139,187)	(86,374)
High-Yield Bond	37,769	8,998	(68,209)	(21,442)
International Opportunity Bond	39,390	2,224	(26,479)	15,135
Large Cap Value	20,298	9,699	(29,581)	416
Small Cap Value	6,724	12,039	(52,110)	(33,347)
Focused Large Cap Growth	29,024	40,937	(52,598)	17,363
Small Cap Growth	6,526	10,163	(27,561)	(10,872)
Emerging Markets Stock	6,156	2,981	(33,502)	(24,365)
International Stock	142,962	22,741	(27,069)	138,634
Dynamic Macro	21,958	15,289	(30,120)	7,127
Long/Short Credit	48,108	5,406	(66,829)	(13,315)
Monthly Distribution	32,612	30,028	(74,877)	(12,237)
Real Estate Stock	6,918	636	(27,548)	(19,994)
U.S. Enhanced Market	11,642	17,310	(12,014)	16,938

For the year ended October 31, 2025:

	Class N Shares				Class A Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	11,710,473	777,357	(4,585,940)	7,901,890	242,332	44,112	(249,154)	37,290
Floating Rate Bond	10,834,389	1,406,830	(4,432,783)	7,808,436	256,378	76,090	(270,524)	61,944
High-Yield Bond	10,364,450	1,357,926	(8,117,973)	3,604,403	100,566	78,724	(501,483)	(322,193)
International Opportunity Bond	5,840,757	448,069	(2,933,497)	3,355,329	131,806	26,988	(212,081)	(53,287)
Large Cap Value	3,298,593	360,805	(2,380,163)	1,279,235	149,111	34,189	(154,030)	29,270
Small Cap Value	2,549,227	724,596	(3,149,879)	123,944	49,525	74,566	(230,375)	(106,284)
Focused Large Cap Growth	1,904,257	410,590	(1,784,604)	530,243	101,165	54,111	(189,420)	(34,144)
Small Cap Growth	2,016,900	-	(1,843,045)	173,855	113,713	-	(167,046)	(53,333)
Emerging Markets Stock	3,289,847	10,152	(3,742,662)	(442,663)	65,234	-	(316,591)	(251,357)
International Stock	3,403,966	909,871	(4,172,101)	141,736	91,945	99,726	(381,880)	(190,209)
Dynamic Macro	3,073,967	255,108	(2,238,752)	1,090,323	159,892	32,277	(228,094)	(35,925)
Long/Short Credit	13,643,758	1,143,599	(6,782,391)	8,004,966	225,101	65,544	(408,307)	(117,662)
Monthly Distribution	3,279,739	541,729	(2,702,548)	1,118,920	48,484	49,927	(222,667)	(124,256)
Real Estate Stock	1,993,272	24,389	(1,046,247)	971,414	125,247	1,852	(73,083)	54,016
U.S. Enhanced Market	3,311,522	1,779,863	(2,823,714)	2,267,671	121,557	191,611	(180,142)	133,026

	Class C Shares
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	167,265	9,034	(42,079)	134,220
Floating Rate Bond	77,037	34,312	(119,391)	(8,042)
High-Yield Bond	33,791	17,430	(58,291)	(7,070)
International Opportunity Bond	18,267	4,038	(25,233)	(2,928)
Large Cap Value	45,633	8,678	(31,258)	23,053
Small Cap Value	44,477	23,746	(45,874)	22,349
Focused Large Cap Growth	38,437	34,410	(100,426)	(27,579)
Small Cap Growth	31,984	-	(37,389)	(5,405)
Emerging Markets Stock	10,124	-	(28,691)	(18,567)
International Stock	8,782	30,949	(65,447)	(25,716)
Dynamic Macro	52,035	6,166	(69,680)	(11,479)
Long/Short Credit	73,556	10,187	(43,360)	40,383
Monthly Distribution	45,802	62,343	(125,055)	(16,910)
Real Estate Stock	12,827	121	(34,118)	(21,170)
U.S. Enhanced Market	35,676	13,825	(13,444)	36,057

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended October 31, 2025, and October 31, 2024 was as follows:

For fiscal year ended 10/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Corporate/Government Bond *	$10,479,724	$-	$-	$10,479,724
Floating Rate Bond *	13,159,578	-	-	13,159,578
High-Yield Bond *	12,747,354	-	-	12,747,354
International Opportunity Bond*	1,974,943	-	1,883,846	3,858,789
Large Cap Value	2,249,028	5,761,418	-	8,010,446
Small Cap Value	8,637,848	3,540,462	-	12,178,310
Focused Large Cap Growth	-	21,233,910	-	21,233,910
Small Cap Growth	-	-	-	-
Emerging Markets Stock	141,564	-	-	141,564
International Stock	5,558,761	11,823,328	-	17,382,089
Dynamic Macro	3,294,765	216,756	-	3,511,521
Long/Short Credit *	9,478,479	-	1,431,971	10,910,450
Monthly Distribution *	13,921,872	-	4,742,423	18,664,295
Real Estate Stock	371,945	-	-	371,945
U.S. Enhanced Market	12,642,804	16,968,123	-	29,610,927

For fiscal year ended 10/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Corporate/Government Bond *	$7,041,458	$-	$-	$7,041,458
Floating Rate Bond *	11,062,135	-	-	11,062,135
High-Yield Bond *	10,273,842	-	-	10,273,842
International Opportunity Bond*	3,094,524	-	239,688	3,334,212
Large Cap Value	3,672,385	3,637,138	-	7,309,523
Small Cap Value*	390,035	1,727,516	-	2,117,551
Focused Large Cap Growth*	-	4,006,806	-	4,006,806
Small Cap Growth	-	-	-	-
Emerging Markets Stock	828,871	-	-	828,871
International Stock	3,684,674	1,249,483	-	4,934,157
Dynamic Macro	1,812,378	-	-	1,812,378
Long/Short Credit *	9,573,461	-	-	9,573,461
Monthly Distribution *	4,446,643	-	11,790,468	16,237,111
Real Estate Stock	1,313,304	-	-	1,313,304
U.S. Enhanced Market	1,022,713	-	-	1,022,713

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

As of each of the Fund’s tax year-ended October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Corporate/Government Bond	$80,443	$-	$-	$(8,442,399)	$(7,249)	$1,062,690	$(7,306,515)
Floating Rate Bond	205,912	-	-	(26,596,480)	(10,897)	(2,640,729)	(29,042,194)
High-Yield Bond	541,508	-	-	(12,964,323)	(13,503)	2,655,434	(9,780,884)
International Opportunity Bond	-	-	-	(6,174,219)	(7,720)	541,341	(5,640,598)
Large Cap Value	3,133,797	6,189,768	-	-	-	70,955,786	80,279,351
Small Cap Value	4,793,119	185,403	-	-	-	5,852,552	10,831,074
Focused Large Cap Growth	974,772	27,760,125	(1,273,725)	-	-	120,183,911	147,645,083
Small Cap Growth	-	2,971,809	(385,133)	-	-	19,086,946	21,673,622
Emerging Markets Stock	3,091,721	-	-	(17,794,597)	-	41,699,222	26,996,346
International Stock	11,394,781	6,897,506	-	-	-	35,630,850	53,923,137
Dynamic Macro	317,445	8,425,889	-	-	-	2,162,957	10,906,291
Long/Short Credit	-	-	-	(15,565,061)	(19,220)	(738,028)	(16,322,309)
Monthly Distribution	-	-	-	-	(51,815)	3,854,352	3,802,537
Real Estate Stock	482,724	-	-	(19,865,031)	1,644,934	4,016,004	(13,721,369)
U.S. Enhanced Market	10,565,514	13,668,501	-	-	-	(61,325)	24,172,690

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, the mark-to-market treatment of open forward foreign currency, swap and 1256 futures and options contracts, and adjustments for partnerships, perpetual bonds, debt modification, passive foreign investment companies, C Corporation return of capital distributions and dividend payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) for the Funds. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: Dunham Focused Large Cap Growth Fund and Dunham Small Cap Growth Fund incurred and elected to defer such late year losses of $1,273,725 and $385,133.

At October 31, 2025, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Corporate/Government Bond	$1,952,787	$6,489,612	$8,442,399	$-
Floating Rate Bond	4,320,493	22,275,987	26,596,480	-
High-Yield Bond	3,330,581	9,633,742	12,964,323	-
International Opportunity Bond	838,441	5,335,778	6,174,219	289,235
Large Cap Value	-	-	-	-
Small Cap Value	-	-	-	-
Focused Large Cap Growth	-	-	-	-
Small Cap Growth	-	-	-	6,039,158
Emerging Markets Stock	16,972,631	821,966	17,794,597	7,823,564
International Stock	-	-	-	-
Dynamic Macro	-	-	-	-
Long/Short Credit	12,154,755	3,410,306	15,565,061	-
Monthly Distribution	-	-	-	339,091
Real Estate Stock	14,538,794	5,326,236	19,865,031	-
U.S. Enhanced Market	-	-	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

During the fiscal year ended October 31, 2025, certain Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, net operating losses, distributions in excess, the use of tax equalization credits and adjustments for prior year tax returns resulted in reclassification for the tax year ended October 31, 2025, as follows:

Fund	Paid In Capital	Accumulated Earnings (Loss)
Corporate/Government Bond	$-	$-
Floating Rate Bond	-	-
High-Yield Bond	-	-
International Opportunity Bond	-	-
Large Cap Value	1,011,422	(1,011,422)
Small Cap Value	151,698	(151,698)
Focused Large Cap Growth	5,734,983	(5,734,983)
Small Cap Growth	(516,900)	516,900
Emerging Markets Stock	-	-
International Stock	4,695,134	(4,695,134)
Dynamic Macro	1,433,909	(1,433,909)
Long/Short Credit	-	-
Monthly Distribution	(82,773)	82,773
Real Estate Stock	-	-
U.S. Enhanced Market	-	-

Net assets were unaffected by the above reclassifications.

9.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2025 and October 31, 2024, were as follows:

For fiscal year ended 10/31/2025	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.10	$0.28
International Stock	$0.07	$0.39

For fiscal year ended 10/31/2024	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.15	$0.03
International Stock	$0.09	$0.51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

10.	LINE OF CREDIT

Currently, the Funds have a $80,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), effective September 17, 2025 with a maturity date of September 16, 2026. Prior to that date, the Funds had a 50,000,000 uncommitted line of credit provided by the Bank. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis at rate of Prime less 1%. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so. Based only on the days borrowed, the average amount of borrowings outstanding was as follows:

Fund	Average Borrowing Outstanding	Largest Outstanding Balance	Loan Outstanding	Average Borrowing Rate
Corporate/Government Bond	$-	$-	$-	0.00%
Floating Rate Bond	-	-	-	0.00%
High-Yield Bond	-	-	-	0.00%
International Opportunity Bond	-	-	-	0.00%
Large Cap Value	342,000	342,000	-	5.75%
Small Cap Value	3,727,000	6,326,000	-	5.75%
Focused Large Cap Growth	2,107,500	3,139,000	-	5.75%
Small Cap Growth	9,087,000	9,087,000	-	5.75%
Emerging Markets Stock	2,477,100	18,029,000	-	5.75%
International Stock	1,543,750	9,946,000	-	5.75%
Dynamic Macro	-	-	-	0.00%
Long/Short Credit	6,395,000	6,688,000	-	5.75%
Monthly Distribution	-	-	-	0.00%
Real Estate Stock	29,600	21,000	-	5.75%
U.S. Enhanced Market	-	-	-	0.00%

The interest expense for all the Funds listed is included in interest expense on the Statement of Operations.

11.	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. The Funds have the right under the Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of April 30, 2026, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. This cash is invested in the Mount Vernon Liquid Assets Portfolio, which has an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Fund	Market Value of Loaned Securities	Market Value of Collateral
Corporate/Government Bond	$5,067,365	$5,167,145
Floating Rate Bond	3,813,697	3,895,353
High-Yield Bond	31,225,592	31,856,562
International Opportunity Bond	1,485,030	1,512,935
Large Cap Value	4,192,429	4,174,144
Small Cap Value	13,420,137	13,609,671
Focused Large Cap Growth	699,489	725,914
Small Cap Growth	15,729,903	15,614,540
Emerging Markets Stock	5,495,068	5,565,839
International Stock	22,616,683	22,718,011
Dynamic Macro	6,515,293	6,671,004
Long/Short Credit	2,690,406	2,789,456
Monthly Distribution	8,693,411	8,837,990
Real Estate Stock	9,955,750	10,176,229
U.S. Enhanced Market	-	-

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

12.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Fund	Dunham Trust Company
International Opportunity Bond	91.5%
Emerging Markets Stock	92.1%
Corporate/Government Bond	91.4%
Floating Rate Bond	91.6%
High-Yield Bond	91.3%
Dynamic Macro	91.4%
U.S. Enhanced Market	88.1%
Small Cap Value	87.5%
Large Cap Value	86.0%
Long/Short Credit	88.2%
Real Estate Stock	87.7%
Monthly Distribution	86.1%
Focused Large Cap Growth	81.5%
Small Cap Growth	74.2%
International Stock	51.0%

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Refer to Additional Information included herein.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Dunham Funds
15(c) Board Considerations

December 18–19, 2025

I.	Background

On December 18–19, 2025, the Board of Trustees (the “Board”) of Dunham Funds (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the renewal of the Investment Advisory Agreement between the Trust and Dunham & Associates Investment Counsel, Inc. (the “Adviser”) and (ii) the renewal of the sub-advisory agreements with various sub-advisers for certain series (the “Funds”). The investment advisory agreement and the sub-advisory agreements collectively are referred to as the “Advisory Agreements.” The Funds and the relevant sub-advisers with sub-advisory agreements up for approval and/or renewal include:

Funds	Sub-Advisory Agreement
Dunham Corporate/Government Bond Fund	Virtus Fixed Income Advisers, LLC
Dunham Dynamic Macro Fund	Vontobel Asset Management, Inc.
Dunham Emerging Markets Stock Fund	NS Partners Ltd.
Dunham Floating Rate Bond Fund	PineBridge Investments LLC
Dunham Focused Large Cap Growth Fund	The Ithaka Group, LLC
Dunham High-Yield Bond Fund	PineBridge Investments LLC
Dunham International Opportunity Bond Fund	Virtus Fixed Income Advisers, LLC
Dunham International Stock Fund	Arrowstreet Capital, Limited Partnership
Dunham Large Cap Value Fund	Great Lakes Advisors, LLC
Dunham Long/Short Credit Fund	MetLife Investment Advisors, LLC
Dunham Monthly Distribution Fund	Grantham, Mayo, Van Otterloo & Co. LLC
[Dunham Real Estate Stock Fund N/A]	[PGIM, Inc. is not up for renewal at this time]
Dunham Small Cap Growth Fund	Pier Capital, LLC
Dunham Small Cap Value Fund	Boston Partners Global Investors, Inc.
Dunham U.S. Enhanced Market Fund	PGIM Quantitative Solutions, LLC

The Independent Trustees had requested and reviewed materials the Adviser and the sub-advisers provided prior to and during the meetings and had reviewed a memorandum from Fund counsel that reviewed their fiduciary duties pertaining to renewal of investment management and sub-advisory agreements and the factors they should consider in evaluating the Advisory Agreements.

Among other information, the Adviser and the sub-advisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board determined that, given the totality of the information provided with respect to each Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreements.

The Independent Trustees and Fund counsel met in executive sessions to consider the renewal of the Advisory Agreements. The Board also received information about the Funds throughout the year in connection with the regular quarterly Board meetings from the Adviser and various Fund sub-advisers.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be renewed. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II.	Investment Advisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the Investment Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources and the Adviser’s criteria for reviewing a sub-adviser’s performance. The Board reviewed the services the Adviser provided in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. They also reviewed information provided regarding risk management, compliance and regulatory matters. The Board concluded that the services the Adviser provided were satisfactory.

Performance. The Board reviewed performance information the Adviser provided for Class N of each Fund compared to the performance of (a) funds in a peer group (the “Peer Group”) (which is a relevant sub-set of funds in a Fund’s Morningstar category), (b) a Morningstar category average and (c) a benchmark index for the one, five and ten year periods or since a Fund’s inception, as applicable, and for the period since commencement of a sub-adviser’s overseeing of a Fund, ended September 30, 2025. The Board considered that the Adviser had delegated day-to-day portfolio management of each Fund’s strategy to a sub-adviser and noted the ongoing oversight activities the Adviser performed, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and yearly compliance reviews. The Board concluded that the Adviser appropriately had reviewed and monitored each sub-adviser’s investment performance.

Advisory Fee. The Board reviewed each Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Peer Group and a Morningstar category. The Board discussed that, while the advisory fees do not necessarily have to be the lowest compared to the Peer Groups, it is their duty to evaluate whether the advisory fees are reasonable. The Board noted that the Adviser’s fees range from 0.50% to 0.65%, which, when combined with the sub-adviser fees, can be higher than the Peer Group averages when a Fund is performing well. The Board concluded that the Adviser’s fee ranges are applied reasonably based on the nature of a Fund (i.e., bond vs. equity, or alternative vs. traditional). The Board observed that currently five Funds are considered “alternative” and generally require enhanced oversight compared to more traditional asset classes. The Board discussed the level of work involved in the Adviser’s oversight of the Funds, the Adviser’s ongoing quantitative and qualitative analysis of each sub-adviser, and the other services that the Adviser provides to the Funds.

The Board also noted:

●	Dunham Corporate/Government Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Dynamic Macro Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

●	Dunham Emerging Markets Stock Fund: The Board noted that the advisory fee was lower than the average of the Peer Group and higher than the average of the Morningstar category, and concluded that the overall expense ratio was in a reasonable range.

●	Dunham Floating Rate Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Focused Large Cap Growth Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham High-Yield Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham International Opportunity Bond Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham International Stock Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Large Cap Value Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Long/Short Credit Fund: The Board noted that the advisory fee was lower than the average of the Peer Group and the Morningstar category, and concluded that the overall expense ratio was in a reasonable range.

●	Dunham Monthly Distribution Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Real Estate Stock Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham Small Cap Growth Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

●	Dunham Small Cap Value Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

●	Dunham U.S. Enhanced Market Fund: The Board noted that the advisory fee was higher than the average of the Peer Group and the Morningstar category; however, the overall expense ratio was in a reasonable range.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that each Fund’s advisory fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if a Fund experiences substantial asset growth; however, the Board recognized that no Fund had yet reached an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as Fund asset levels grow.

Profitability. The Board also reviewed the estimated profitability of the Adviser with respect to each Fund. The Board concluded that the estimated profitability of the Adviser in connection with the management of each Fund was reasonable, and at a level to adequately incentivize the Adviser to continue to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

III.	Sub-Advisory Agreements

Nature, Extent and Quality of Services. In considering the renewal of the sub-advisory agreement, as applicable, between each Fund and the Fund’s respective sub-adviser, the Board considered the nature, extent and quality of services the sub-adviser provided under the sub-advisory agreement. The Board reviewed the services the sub-adviser provided, the background of the investment professionals servicing the Fund, and the sub-adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

Performance. The Board reviewed each Fund’s total return compared to the average total returns of the Fund’s Peer Group and Morningstar category averages and benchmark index. The Board also noted:

●	Dunham Corporate/Government Bond Fund: The Board noted that Virtus Fixed Income Advisers, LLC (“Virtus”), or a predecessor firm, has served as the Fund’s sub-adviser since December 10, 2004 (the inception date of the Fund). The Board observed that the Fund underperformed its Peer Group and Morningstar category average over the one-, five-, and ten-year periods, but noted that the Fund outperformed its benchmark index for the one-, five-, and ten-year periods. The Board concluded that the services Virtus provided were satisfactory.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

●	Dunham Dynamic Macro Fund: The Board noted that Vontobel Asset Management, Inc. (“Vontobel”) has served as the Fund’s sub-adviser since February 1, 2023 (while the Fund’s inception date is April 30, 2010). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index over the one-, five-, and ten-year periods, but noted that the relatively short time period that Vontobel has been managing the Fund. The Board concluded that the services Vontobel provided were satisfactory.

●	Dunham Emerging Markets Stock Fund: The Board noted that NS Partners Ltd. (“NS Partners”) has served as the Fund’s sub-adviser since April 1, 2019 (while the Fund’s inception date is December 10, 2004). The Board observed that the Fund underperformed its Peer Group over the five- and ten-year periods for its Morningstar category average, and benchmark index over the one-, five-, and ten-year periods, but outperformed its Peer Group over the one-year period. The Board concluded that the services NS Partners provided were satisfactory.

●	Dunham Floating Rate Bond Fund: The Board noted that PineBridge Investments LLC (“PineBridge”) has served as the Fund’s sub-adviser since October 1, 2021 (while the Fund’s inception date is November 4, 2013). The Board observed that the Fund underperformed its Peer Group average and Morningstar category average for the ten-year period and the benchmark index of the one-, five-, and ten-year periods, but outperformed its Peer Group average for the one- and five-year periods and its Morningstar category average for the one-year period and equal to its Morningstar category average for the five-year period. The Board concluded that the services PineBridge provided were satisfactory.

●	Dunham Focused Large Cap Growth Fund: The Board noted that The Ithaka Group, LLC (“Ithaka”) has served as the Fund’s sub-adviser since December 8, 2011 (the inception date of the Fund). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index for the one-, five-, and ten-year periods. The Board concluded that the services Ithaka provided were satisfactory.

●	Dunham High-Yield Bond Fund: The Board noted that PineBridge has served as the Fund’s sub-adviser since July 1, 2017 (while the Fund’s inception date is July 1, 2005). The Board observed that Fund underperformed its Peer Group average, Morningstar Category average, and benchmark index for the one-year period and its Peer Group average and Morningstar Category average for the ten-year period, but noted that it outperformed its Peer Group average, Morningstar Category average, and benchmark index for the five-year period and the benchmark index for the ten-year period. The Board concluded that the services PineBridge provided were satisfactory.

●	Dunham International Opportunity Bond Fund: The Board noted that Virtus, or a predecessor firm, has served as the Fund’s sub-adviser since January 1, 2020 (while the Fund’s inception date was November 4, 2013). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index for the one- and ten-year periods, but noted that the Fund outperformed its Peer Group average, Morningstar category average, and benchmark index for the five-year period. The Board further considered that the Fund had outperformed its Peer Group average, Morningstar category average, and benchmark index since Virtus began to manage the Fund. The Board concluded that the services Virtus provided were satisfactory.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

●	Dunham International Stock Fund: The Board noted that Arrowstreet Capital, Limited Partnership (“Arrowstreet”) has served as the Fund’s sub-adviser since July 1, 2008 (while the Fund’s inception date is December 10, 2004). The Board observed t the Fund outperformed its Peer Group average, Morningstar Category average, and benchmark index for the one-, five-, and ten-year periods. The Board concluded that the services Arrowstreet provided were satisfactory.

●	Dunham Large Cap Value Fund: The Board noted that Great Lakes Advisors, LLC (“Great Lakes”), or a predecessor firm, has served as the Fund’s sub-adviser since July 1, 2015 (while the Fund’s inception date is December 10, 2004). The Board observed the Fund had underperformed its Peer Group average, Morningstar Category average, and benchmark index for the five- and ten-year periods, but noted that it outperformed its Peer Group average, Morningstar Category average, and benchmark index for the one-year period. The Board concluded that the services Great Lakes provided were satisfactory.

●	Dunham Long/Short Credit Fund: The Board noted that MetLife Investment Management, LLC (“MetLife”) has served as the Fund’s sub-adviser since July 1, 2018 (while the Fund’s inception date is December 10, 2004). The Board observed that the Fund underperformed its Peer Group average for the one-year period, its Morningstar category average for the one- and five-year periods, and benchmark index for the one-, five-, and ten-year periods, but noted that the Fund outperformed its Peer Group average for the five- and ten-year periods, and its Morningstar category average for the ten-year period. The Board further considered that the Fund had outperformed its Peer Group average and Morningstar category average and underperformed the benchmark index since MetLife began to manage the Fund. The Board concluded that the services MetLife provided were satisfactory.

●	Dunham Monthly Distribution Fund: The Board noted Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has served as the Fund’s sub-adviser since April 1, 2021 (while the Fund’s inception date is September 29, 2008). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index over the five- and ten-year periods, but noted that the Fund outperformed its Peer Group average, Morningstar category average, and benchmark index over the one-year period. The Board concluded that the services GMO provided were satisfactory.

●	Dunham Small Cap Growth Fund: The Board noted that Pier Capital, LLC (“Pier”) has served as the Fund’s sub-adviser since December 10, 2004 (the inception date of the Fund). The Board observed that the Fund underperformed its Peer Group average, Morningstar category average, and benchmark index over the five-year period and the benchmark index over the one-year period, but noted that the Fund outperformed its Peer Group average and Morningstar category average over the one- and ten-year periods and the benchmark index over the ten-year period. The Board concluded that the services Pier provided were satisfactory.

●	Dunham Small Cap Value Fund: The Board noted that Boston Partners Global Investors, Inc. (“Boston Partners”) has served as the Fund’s sub-adviser since April 1, 2024 (while the Fund’s inception date is December 10, 2004). The Board observed that the Fund underperformed its Peer Group average over the one- and five-year periods and its Morningstar category average and benchmark index over the one-, five-, and ten-year periods, but noted that the Fund outperformed its Peer Group average over the ten-year periods. The Board further considered that the Fund had underperformed its Peer Group average, Morningstar category average, and benchmark index since Boston Partners began to manage the Fund. The Board concluded that the services Boston Partners provided were satisfactory.

ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

●	Dunham US Enhanced Market Fund: The Board noted that PGIM Quantitative Solutions, LLC (“PQS”) has served as the Fund’s sub-adviser since May 1, 2023 (the inception date of the Fund). The Board observed that the Fund underperformed its benchmark index for the one-year and since inception periods, but noted that it outperformed its Peer Group average and Morningstar category average for the one-year and since inception periods. The Board concluded that the services PQS provided were satisfactory.

Sub-Advisory Fees and Economies of Scale. The Board considered each Fund’s sub-advisory fee schedule and noted the fees charged to comparable portfolios, if any, that the sub-adviser managed. The Board noted that the fee schedule was negotiated between the Adviser and each sub-adviser, an unaffiliated third party.

The Board considered the base fee paid to each sub-adviser when the performance of a Fund is equal to that of a specific index plus or minus a “null” zone. The Board also reviewed the operation of the performance fee and the impact on fees and expenses based on various performance results. The Board recognized the unique nature of a performance fee, which results in higher fees when a sub-adviser delivers positive results, and how performance fees should be integrated into their analysis. The Board noted information that the Adviser provided regarding the specific benchmark index used to compute each sub-adviser’s performance fee, how performance adjustments are calculated, and why each Fund’s N-share class (as the class with the most assets) is used for performance calculations.

The Board confirmed its belief that performance fees help ensure that any significant fee adjustments are attributable to a sub-adviser’s skill, rather than to random performance fluctuations, and the performance fee aligns a sub-adviser’s interest with those of Fund shareholders. The Board concluded that each sub-adviser’s fees were in a reasonable range.

The Board reviewed the relevance of economies of scale in the context of a sub-adviser that receives a performance-based fee. The Board agreed that the Adviser successfully had negotiated a favorable base fee with each sub-adviser, and that reductions based on asset growth, when coupled with the possibility of fee reductions based on performance, could hinder the Adviser’s ability to attract top sub-advisory talent. The Board agreed that pursuing breakpoints with any of the sub-advisers would not be in the best interests of Fund shareholders at this time.

Profitability and Fallout Benefits. The Board considered information provided regarding each sub-adviser’s estimated profitability from providing sub-advisory services to its respective Fund. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and each sub-adviser, an unaffiliated third party. The Board reviewed materials provided as to any additional benefits each sub-adviser receives.

IV.	All Agreements

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the approval and/or continuation of the Advisory Agreements, as applicable, are in the best interests of each Fund.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (888)-3DUNHAM (338-6426), by accessing the Funds’ website at www.dunham.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (800)-SEC-0330. The information on Form N-PORT is available without charge, upon request, by calling (888)-3DUNHAM (338-6426).

P.O. Box 910309

San Diego, California 92191

(800) 442-4358

Distributed by Dunham & Associates Investment Counsel, Inc. Member FINRA/SIPC

This report and financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309 San Diego, CA 92191 (800)442-4358

DUNHAM GL20251217-5067044-15995581

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable - See Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable - See Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable - See Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99.CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dunham Funds

By (Signature and Title)	/s/ Ryan Dykmans
Ryan Dykmans, Principal Investment Officer/President

Date	7/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Dykmans
Ryan Dykmans, Principal Investment Officer/President

Date	7/8/2026

By (Signature and Title)	/s/ Jennifer Gardyne
Jennifer Gardyne, Principal Financial Officer/Treasurer

Date	7/8/2026